Document and Entity Information (USD $)	6 Months Ended
	Jun. 30, 2011	Jul. 31, 2011
Document and Entity Information
Entity Registrant Name	JPMORGAN CHASE & CO
Entity Central Index Key	0000019617
Document Type	8-K
Document Period End Date	Nov 4, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float	$ 144,824,681,723
Entity Common Stock Shares Outstanding		3,899,050,011

Consolidated Statements of Income (Unaudited) (USD $) In Millions, except Per Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Revenue
Investment banking fees	$ 1,933	$ 1,421	$ 3,726	$ 2,882
Principal transactions	3,140	2,090	7,885	6,638
Lending-and deposit-related fees	1,649	1,586	3,195	3,232
Asset management, administration and commissions	3,703	3,349	7,309	6,614
Securities gains	837	1,000	939	1,610
Mortgage fees and related income	1,103	888	616	1,546
Credit card income	1,696	1,495	3,133	2,856
Other income	882	585	1,456	997
Noninterest revenue	14,943	12,414	28,259	26,375
Interest income	15,632	15,719	31,079	32,564
Interest expense	3,796	3,032	7,338	6,167
Net interest income	11,836	12,687	23,741	26,397
Total net revenue	26,779	25,101	52,000	52,772
Provision for credit losses	1,810	3,363	2,979	10,373
Noninterest expense
Compensation expense	7,569	7,616	15,832	14,892
Occupancy expense	935	883	1,913	1,752
Technology, communications and equipment expense	1,217	1,165	2,417	2,302
Professional and outside services	1,866	1,685	3,601	3,260
Marketing	744	628	1,403	1,211
Other expense	4,299	2,419	7,242	6,860
Amortization of intangibles	212	235	429	478
Total noninterest expense	16,842	14,631	32,837	30,755
Income before income tax expense	8,127	7,107	16,184	11,644
Income tax expense	2,696	2,312	5,198	3,523
Net income	5,431	4,795	10,986	8,121
Net income applicable to common stockholders	5,067	4,363	10,203	7,335
Net income per common share data
Basic earnings per share	$ 1.28	$ 1.1	$ 2.57	$ 1.84
Diluted earnings per share	$ 1.27	$ 1.09	$ 2.55	$ 1.83
Weighted-average basic shares	3,958.4	3,983.5	3,970	3,977
Weighted-average diluted shares	3,983.2	4,005.6	3,998.6	4,000.2
Cash dividends declared per common share	$ 0.25	$ 0.05	$ 0.5	$ 0.1
Other-than-temporary impairment losses included in securities gains
Total other-than-temporary impairment losses	0	0	(27)	(94)
Losses recorded in/(reclassified from) other comprehensive income	(13)	0	(16)	(6)
Credit losses recognized in income	$ (13)	$ 0	$ (43)	$ (100)

Consolidated Balance Sheets (Unaudited) (USD $)	Jun. 30, 2011		Dec. 31, 2010
Assets
Cash and due from banks	$ 30,466,000,000		$ 27,567,000,000
Deposits with banks	169,880,000,000		21,673,000,000
Federal funds sold and securities purchased under resale agreements (included $21,297 and $20,299 at fair value)	213,362,000,000		222,554,000,000
Securities borrowed (included $14,833 and $13,961 at fair value)	121,493,000,000		123,587,000,000
Trading assets (included assets pledged of $99,140 and $73,056)	458,722,000,000		489,892,000,000
Securities (included $324,726 and $316,318 at fair value and assets pledged of $96,167 and $86,891)	324,741,000,000		316,336,000,000
Loans (included $2,007 and $1,976 at fair value)	689,736,000,000		692,927,000,000
Allowance for loan losses	(28,520,000,000)		(32,266,000,000)
Loans, net of allowance for loan losses	661,216,000,000		660,661,000,000
Accrued interest and accounts receivable	80,292,000,000		70,147,000,000
Premises and equipment	13,679,000,000		13,355,000,000
Goodwill	48,882,000,000		48,854,000,000
Mortgage servicing rights	12,243,000,000		13,649,000,000
Other intangible assets	3,679,000,000		4,039,000,000
Other assets (included $18,423 and $18,201 at fair value and assets pledged of $1,597 and $1,485)	108,109,000,000		105,291,000,000
Total assets	2,246,764,000,000	[1]	2,117,605,000,000	[1]
Liabilities
Deposits (included $4,788 and $4,369 at fair value)	1,048,685,000,000		930,369,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6,588 and $4,060 at fair value)	254,124,000,000		276,644,000,000
Commercial paper	51,160,000,000		35,363,000,000
Other borrowed funds (included $11,701 and $9,931 at fair value)	30,208,000,000		34,325,000,000
Trading liabilities	148,533,000,000		146,166,000,000
Accounts payable and other liabilities (included the allowance for lending-related commitments of $626 and $717 and $73 and $236 at fair value)	184,490,000,000		170,330,000,000
Beneficial interests issued by consolidated variable interest entities (included $911 and $1,495 at fair value)	67,457,000,000		77,649,000,000
Long-term debt (included $38,516 and $38,839 at fair value)	279,228,000,000		270,653,000,000
Total liabilities	2,063,885,000,000	[1]	1,941,499,000,000	[1]
Commitments and contingencies (see Note 21 and 23 of this Form 10-Q)
Stockholders' equity
Preferred stock ( $1 par value; authorized 200,000,000 shares: issued 780,000 shares)	7,800,000,000		7,800,000,000
Common stock ( $1 par value; authorized 9,000,000,000 shares; issued 4,104,933,895 shares)	4,105,000,000		4,105,000,000
Capital surplus	95,061,000,000		97,415,000,000
Retained earnings	82,612,000,000		73,998,000,000
Accumulated other comprehensive income/(loss)	1,638,000,000		1,001,000,000
Shares held in RSU Trust, at cost (1,191,384 and 1,192,712 shares	(53,000,000)		(53,000,000)
Treasury stock, at cost (194,737,517 and 194,639,785 shares)	(8,284,000,000)		(8,160,000,000)
Total stockholders' equity	182,879,000,000		176,106,000,000
Total liabilities and stockholders' equity	2,246,764,000,000		2,117,605,000,000
Limited program-wide credit enhancement	2,000,000,000		2,000,000,000
Assets and liabilities related to VIEs that are consolidated by the Firm
Assets
Trading assets (included assets pledged of $99,140 and $73,056)	7,124,000,000	[2]	9,837,000,000	[2]
Loans (included $2,007 and $1,976 at fair value)	80,387,000,000	[2]	95,587,000,000	[2]
Other assets (included $18,423 and $18,201 at fair value and assets pledged of $1,597 and $1,485)	2,675,000,000	[2]	3,494,000,000	[2]
Total assets	90,186,000,000	[2]	108,918,000,000	[2]
Liabilities
Beneficial interests issued by consolidated variable interest entities (included $911 and $1,495 at fair value)	67,457,000,000	[2]	77,649,000,000	[2]
All other liabilities	1,587,000,000	[2]	1,922,000,000	[2]
Total liabilities	$ 69,044,000,000	[2]	$ 79,571,000,000	[2]

[1]	The following table presents information on assets and liabilities related to VIEs that are consolidated by the Firm at June��30, 2011, and December��31, 2010. The difference between total VIE assets and liabilities represents the Firm���s interests in those entities, which were eliminated in consolidation.
[2]	The assets of the consolidated VIEs are used to settle the liabilities of those entities. The holders of the beneficial interests do not have recourse to the general credit of JPMorgan Chase. At both June��30, 2011, and December��31, 2010, the Firm provided limited program-wide credit enhancement of $2.0 billion related to its Firm-administered multi-seller conduits. For further discussion, see Note 15 on pages 151���159 of this Form 10-Q.

Consolidated Balance Sheets (Unaudited) (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Assets
Federal funds sold and securities purchased under resale agreements	$ 213,362,000,000	$ 222,554,000,000
Securities borrowed (included $14,833 and $13,961 at fair value)	121,493,000,000	123,587,000,000
Other assets	108,109,000,000	105,291,000,000
Liabilities
Deposits	1,048,685,000,000	930,369,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements	254,124,000,000	276,644,000,000
Federal Home Loan Bank Advances And Other Short Term Borrowings	30,208,000,000	34,325,000,000
Beneficial Interest Liability	67,457,000,000	77,649,000,000
Stockholders' equity
Preferred stock, par value (actual number)	$ 1	$ 1
Preferred stock, shares authorized (actual number)	200,000,000	200,000,000
Preferred stock, shares issued (actual number)	780,000	780,000
Common stock, par value (actual number)	$ 1	$ 1
Common stock, shares authorized (actual number)	9,000,000,000	9,000,000,000
Common stock, shares issued (actual number)	4,104,933,895	4,104,933,895
Shares held in RSU Trust, shares (actual number)	1,191,384	1,192,712
Treasury stock, shares (actual number)	194,737,517	194,639,785
Fair Value, Measurements, Recurring [Member] | Other assets | Fair value
Assets
Other assets	18,423,000,000	18,201,000,000
Fair Value, Measurements, Recurring [Member] | Fair value
Assets
Federal funds sold and securities purchased under resale agreements	21,297,000,000	20,299,000,000
Securities borrowed (included $14,833 and $13,961 at fair value)	14,833,000,000	13,961,000,000
Available-for-sale securities	324,726,000,000	316,318,000,000
Loans, at fair value	2,007,000,000	1,976,000,000
Liabilities
Deposits	4,788,000,000	4,369,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements	6,588,000,000	4,060,000,000
Federal Home Loan Bank Advances And Other Short Term Borrowings	11,701,000,000	9,931,000,000
Accounts Payable and Other Liabilities	73,000,000	236,000,000
Beneficial Interest Liability	911,000,000	1,495,000,000
Long Term Debt Borrowings	38,516,000,000	38,839,000,000
Other assets
Assets
Assets pledged	1,597,000,000	1,485,000,000
Fair value
Liabilities
Allowance for lending-related commitments	626,000,000	717,000,000
Trading assets
Assets
Assets pledged	99,140,000,000	73,056,000,000
Securities
Assets
Assets pledged	$ 96,167,000,000	$ 86,891,000,000

Consolidated Statements of Changes in Stockholders' Equity and Comprehensive Income (Unaudited) (USD $) In Millions	Total	Preferred stock	Common stock	Capital surplus	Retained earnings	Accumulated other comprehensive income/(loss)	Shares held in RSU Trust, at cost	Treasury stock, at cost
Beginning balance at Dec. 31, 2009		$ 8,152	$ 4,105	$ 97,982	$ 62,481	$ (91)	$ (68)	$ (7,196)
Shares issued and commitments to issue common stock for employee stock-based compensation awards, and related tax effects				36
Other				(1,273)
Cumulative effect of change in accounting principle	171,120	8,152	4,105	96,745	65,465	2,404	(68)	(5,683)
Cumulative effect of change in accounting principle (Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member])					(4,391)	(129)
Net income	8,121				8,121
Dividends declared:
Preferred stock					(325)
Common stock ( $0.50 and $0.10 per share)					(421)
Purchase of treasury stock								(135)
Reissuance from treasury stock								1,648
Other comprehensive income/(loss)	2,624					2,624
Comprehensive income	10,745
Ending balance (Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member])					(4,391)	(129)
Ending balance at Jun. 30, 2010	171,120	8,152	4,105	96,745	65,465	2,404	(68)	(5,683)
Beginning balance (Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member])
Cumulative effect of change in accounting principle	171,120	8,152	4,105				(68)
Cumulative effect of change in accounting principle (Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member])					(4,391)	(129)
Net income	4,795
Ending balance (Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member])					(4,391)	(129)
Ending balance at Jun. 30, 2010	171,120	8,152	4,105				(68)
Beginning balance at Dec. 31, 2010		7,800	4,105	97,415	73,998	1,001	(53)	(8,160)
Shares issued and commitments to issue common stock for employee stock-based compensation awards, and related tax effects				(2,351)
Other				(3)
Cumulative effect of change in accounting principle	182,879	7,800	4,105	95,061	82,612	1,638	(53)	(8,284)
Cumulative effect of change in accounting principle (Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member])					0	0
Net income	10,986
Dividends declared:
Preferred stock					(315)
Common stock ( $0.50 and $0.10 per share)					(2,057)
Purchase of treasury stock								(3,575)
Reissuance from treasury stock								3,451
Other comprehensive income/(loss)	637					637
Comprehensive income	11,623
Ending balance (Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member])					0	0
Ending balance at Jun. 30, 2011	182,879	7,800	4,105	95,061	82,612	1,638	(53)	(8,284)
Beginning balance (Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member])
Cumulative effect of change in accounting principle	182,879	7,800	4,105		82,612		(53)
Cumulative effect of change in accounting principle (Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member])					0	0
Net income	5,431				10,986
Ending balance (Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member])					0	0
Ending balance at Jun. 30, 2011	$ 182,879	$ 7,800	$ 4,105		$ 82,612		$ (53)

Consolidated Statements of Changes in Stockholders' Equity and Comprehensive Income (Unaudited) (Parenthetical) (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Dividends declared:
Common stock, dividends, per share	$ 0.5	$ 0.1

Consolidated Statements of Cash Flows (Unaudited) (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Operating activities
Net income	$ 10,986	$ 8,121
Adjustments to reconcile net income to net cash provided by operating activities
Provision for credit losses	2,979	10,373
Depreciation and amortization	2,123	1,934
Amortization of intangibles	429	478
Deferred tax benefit	679	(567)
Investment securities gains	(939)	(1,610)
Stock-based compensation	1,557	1,774
Originations and purchases of loans held-for-sale	(41,637)	(14,259)
Proceeds from sales, securitizations and paydowns of loans held-for-sale	42,444	18,374
Net change in trading assets	34,934	17,953
Net change in securities borrowed	2,095	(2,620)
Net change in accrued interest and accounts receivable	(10,151)	9,270
Net change in other assets	1,172	(18,675)
Net change in trading liabilities	(7,627)	19,396
Net change in accounts payable and other liabilities	12,993	(1,066)
Other operating adjustments	(6,688)	3,149
Net cash provided by operating activities	58,725	45,727
Investing activities
Net change in deposits with banks	(148,193)	23,866
Net change in federal funds sold and securities purchased under resale agreements	9,195	(3,343)
Held-to-maturity securities:
Proceeds	3	4
Available-for-sale securities:
Proceeds from maturities	39,902	57,012
Proceeds from sales	42,994	77,754
Purchases	(83,322)	(102,291)
Proceeds from sales and securitizations of loans held-for-investment	7,755	5,850
Other changes in loans, net	(14,133)	13,138
Net cash used in business acquisitions or dispositions	(14)	(6)
All other investing activities, net	6	1,690
Net cash (used in)/provided by investing activities	(145,807)	73,674
Financing activities
Deposits	110,896	(46,179)
Federal funds purchased and securities loaned or sold under repurchase agreeme	(22,499)	(24,023)
Commercial paper and other borrowed funds	12,669	(963)
Beneficial interests issued by consolidated variable interest entities	(566)	(2,273)
Proceeds from long-term borrowings and trust preferred capital debt securities	36,855	20,894
Payments of long-term borrowings and trust preferred capital debt securities	(42,132)	(58,424)
Excess tax benefits related to stock-based compensation	776	21
Treasury stock purchased	(3,575)	(135)
Dividends paid	(1,565)	(745)
All other financing activities, net	(1,534)	(497)
Net cash provided by/(used in) financing activities	89,325	(112,324)
Effect of exchange rate changes on cash and due from banks	656	(477)
Net increase in cash and due from banks	2,899	6,600
Cash and due from banks at the beginning of the period	27,567	26,206
Cash and due from banks at the end of the period	30,466	32,806
Cash interest paid	7,544	6,363
Cash income taxes paid, net	$ 4,753	$ 5,361

Consolidated Statements of Cash Flows - Supplemental Information (Unaudited) (USD $)	Dec. 31, 2009
Supplemental cash flow information
Noncash assets related to the consolidation of VIEs	$ 87,700,000,000
Noncash liabilities related to the consolidation of VIEs	$ 92,200,000,000

Basis of Presentation	6 Months Ended
Jun. 30, 2011
Basis of Presentation [Abstract]
BASIS OF PRESENTATION
BASIS OF PRESENTATION
JPMorgan Chase & Co. (“JPMorgan Chase” or the “Firm”), a financial holding company incorporated under Delaware law in 1968, is a leading global financial services firm and one of the largest banking institutions in the United States of America (“U.S.”), with operations in more than 60 countries. The Firm is a leader in investment banking, financial services for consumers and small business, commercial banking, financial transaction processing, asset management and private equity. For a discussion of the Firm's business-segment information, see Note 24 on pages 180–182 of this Form 10–Q.
The accounting and financial reporting policies of JPMorgan Chase and its subsidiaries conform to accounting principles generally accepted in the U.S. (“U.S. GAAP”). Additionally, where applicable, the policies conform to the accounting and reporting guidelines prescribed by bank regulatory authorities.
The unaudited consolidated financial statements prepared in conformity with U.S. GAAP require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expense, and the disclosures of contingent assets and liabilities. Actual results could be different from these estimates. In the opinion of management, all normal, recurring adjustments have been included for a fair statement of this interim financial information.
These unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements, and related notes thereto, included in JPMorgan Chase’s Annual Report on Form 10-K for the year ended December 31, 2010, filed with the U.S. Securities and Exchange Commission ("SEC"), as retrospectively revised by the Current Report on Form 8–K filed with the SEC on November 4, 2011.
References to the “2010 Annual Report” or “2010 Form 10-K” in this Form 8–K are to the Firm’s 2010 Form 10–K, as retrospectively revised by the Form 8–K filed on November 4, 2011.
Certain amounts reported in prior periods have been reclassified to conform to the current presentatio

Business Changes and Developments	6 Months Ended
Jun. 30, 2011
Business Changes and Developments [Abstract]
BUSINESS CHANGES AND DEVELOPMENTS
BUSINESS CHANGES AND DEVELOPMENTS
Increase in common stock dividend
On March 18, 2011, the Board of Directors raised the Firm’s quarterly common stock dividend from  $0.05 to  $0.25 per share, effective with the dividend paid on April 30, 2011, to shareholders of record on April 6, 2011.
Stock repurchases
On March 18, 2011, the Board of Directors approved a  $15.0 billion common equity repurchase program, of which  $8.0 billion is authorized for repurchase in 2011. The  $15.0 billion repurchase program supersedes a  $10.0 billion repurchase program approved in 2007. The  $15.0 billion authorization includes shares to be repurchased to offset issuances under the Firm’s employee stock-based incentive plans.
The authorization to repurchase common equity will be utilized at management’s discretion, and the timing of purchases and the exact amount of common equity that may be repurchased is subject to various factors, including market conditions; legal considerations affecting the amount and timing of repurchase activity; the Firm’s capital position (taking into account goodwill and intangibles); internal capital generation; and alternative investment opportunities. The repurchase program does not include specific price targets or timetables; may be executed through open market purchases or privately negotiated transactions, or utilizing Rule 10b5-1 programs; and may be suspended at any time.
For additional information on repurchases see Item 2, Unregistered Sales of Equity Securities and Use of Proceeds, on pages 193–194 of this Form 10-Q.

Fair Value Measurement	6 Months Ended
Jun. 30, 2011
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT
For a further discussion of the Firm’s valuation methodologies for assets, liabilities and lending-related commitments measured at fair value and the fair value hierarchy, see Note 3 on pages 170–187 of JPMorgan Chase’s 2010 Annual Report.
During the first six months of 2011, no changes were made to the Firm’s valuation models that had, or were expected to have, a material impact on the Firm’s Consolidated Balance Sheets or results of operations.
The following table presents the assets and liabilities measured at fair value as of June 30, 2011, and December 31, 2010, by major product category and fair value hierarchy.
Assets and liabilities measured at fair value on a recurring basis

	Fair value hierarchy
June 30, 2011 (in millions)	Level 1(h)	Level 2(h)	Level 3(h)	Netting adjustments	Total fair value
Federal funds sold and securities purchased under resale agreements	$—	$21,297	$—	$—	$21,297
Securities borrowed	—	14,833	—	—	14,833
Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies(a)	22,990	7,747	165	—	30,902
Residential – nonagency	—	2,609	863	—	3,472
Commercial – nonagency	—	881	1,843	—	2,724
Total mortgage-backed securities	22,990	11,237	2,871	—	37,098
U.S. Treasury and government agencies(a)	14,212	9,477	—	—	23,689
Obligations of U.S. states and municipalities	1	6,764	1,855	—	8,620
Certificates of deposit, bankers’ acceptances and commercial paper	—	2,983	—	—	2,983
Non-U.S. government debt securities	23,786	51,652	82	—	75,520
Corporate debt securities	—	41,405	5,606	—	47,011
Loans(b)	—	24,613	11,742	—	36,355
Asset-backed securities	—	3,547	8,319	—	11,866
Total debt instruments	60,989	151,678	30,475	—	243,142
Equity securities	109,389	3,124	1,408	—	113,921
Physical commodities(c)	18,559	2,496	—	—	21,055
Other	—	2,313	908	—	3,221
Total debt and equity instruments(d)	188,937	159,611	32,791	—	381,339
Derivative receivables:
Interest rate	1,021	992,982	5,901	(966,993)	32,911
Credit	—	113,891	15,131	(122,824)	6,198
Foreign exchange	1,581	152,155	4,624	(138,462)	19,898
Equity	45	41,858	5,151	(39,970)	7,084
Commodity	2,403	52,260	3,369	(46,740)	11,292
Total derivative receivables(e)	5,050	1,353,146	34,176	(1,314,989)	77,383
Total trading assets	193,987	1,512,757	66,967	(1,314,989)	458,722
Available-for-sale securities:
Mortgage-backed securities:
U.S. government agencies(a)	101,787	17,114	—	—	118,901
Residential – nonagency	1	58,928	4	—	58,933
Commercial – nonagency	—	4,932	240	—	5,172
Total mortgage-backed securities	101,788	80,974	244	—	183,006
U.S. Treasury and government agencies(a)	570	4,717	—	—	5,287
Obligations of U.S. states and municipalities	27	11,294	257	—	11,578
Certificates of deposit	—	4,861	—	—	4,861
Non-U.S. government debt securities	19,062	11,754	—	—	30,816
Corporate debt securities	—	55,806	—	—	55,806
Asset-backed securities:
Credit card receivables	—	5,401	—	—	5,401
Collateralized loan obligations	—	118	15,133	—	15,251
Other	—	9,216	269	—	9,485
Equity securities	3,197	38	—	—	3,235
Total available-for-sale securities	124,644	184,179	15,903	—	324,726
Loans	—	535	1,472	—	2,007
Mortgage servicing rights	—	—	12,243	—	12,243
Other assets:
Private equity investments(f)	81	589	8,022	—	8,692
All other	5,100	182	4,449	—	9,731
Total other assets	5,181	771	12,471	—	18,423
Total assets measured at fair value on a recurring basis(g)	$323,812	$1,734,372	$109,056	$(1,314,989)	$852,251
Deposits	$—	$3,925	$863	$—	$4,788
Federal funds purchased and securities loaned or sold under repurchase agreements	—	6,588	—	—	6,588
Other borrowed funds	—	9,623	2,078	—	11,701
Trading liabilities:
Debt and equity instruments(d)	66,374	18,294	197	—	84,865
Derivative payables:
Interest rate	983	959,804	2,784	(946,265)	17,306
Credit	—	115,076	10,398	(120,596)	4,878
Foreign exchange	1,537	146,578	5,160	(134,260)	19,015
Equity	51	38,237	8,354	(35,212)	11,430
Commodity	2,318	51,353	4,643	(47,275)	11,039
Total derivative payables(e)	4,889	1,311,048	31,339	(1,283,608)	63,668
Total trading liabilities	71,263	1,329,342	31,536	(1,283,608)	148,533
Accounts payable and other liabilities	—	—	73	—	73
Beneficial interests issued by consolidated VIEs	—	481	430	—	911
Long-term debt	—	24,982	13,534	—	38,516
Total liabilities measured at fair value on a recurring basis	$71,263	$1,374,941	$48,514	$(1,283,608)	$211,110

	Fair value hierarchy
December 31, 2010 (in millions)	Level 1(h)	Level 2(h)	Level 3(h)	Netting adjustments	Total fair value
Federal funds sold and securities purchased under resale agreements	$—	$20,299	$—	$—	$20,299
Securities borrowed	—	13,961	—	—	13,961
Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies(a)	36,813	10,738	174	—	47,725
Residential – nonagency	—	2,807	687	—	3,494
Commercial – nonagency	—	1,093	2,069	—	3,162
Total mortgage-backed securities	36,813	14,638	2,930	—	54,381
U.S. Treasury and government agencies(a)	12,863	9,026	—	—	21,889
Obligations of U.S. states and municipalities	—	11,715	2,257	—	13,972
Certificates of deposit, bankers’ acceptances and commercial paper	—	3,248	—	—	3,248
Non-U.S. government debt securities	31,127	38,482	202	—	69,811
Corporate debt securities	—	42,280	4,946	—	47,226
Loans(b)	—	21,736	13,144	—	34,880
Asset-backed securities	—	2,743	8,460	—	11,203
Total debt instruments	80,803	143,868	31,939	—	256,610
Equity securities	124,400	3,153	1,685	—	129,238
Physical commodities(c)	18,327	2,708	—	—	21,035
Other	—	1,598	930	—	2,528
Total debt and equity instruments(d)	223,530	151,327	34,554	—	409,411
Derivative receivables:
Interest rate	2,278	1,120,282	5,422	(1,095,427)	32,555
Credit	—	111,827	17,902	(122,004)	7,725
Foreign exchange	1,121	163,114	4,236	(142,613)	25,858
Equity	30	38,718	4,885	(39,429)	4,204
Commodity	1,324	56,076	2,197	(49,458)	10,139
Total derivative receivables(e)	4,753	1,490,017	34,642	(1,448,931)	80,481
Total trading assets	228,283	1,641,344	69,196	(1,448,931)	489,892
Available-for-sale securities:
Mortgage-backed securities:
U.S. government agencies(a)	104,736	15,490	—	—	120,226
Residential – nonagency	1	48,969	5	—	48,975
Commercial – nonagency	—	5,403	251	—	5,654
Total mortgage-backed securities	104,737	69,862	256	—	174,855
U.S. Treasury and government agencies(a)	522	10,826	—	—	11,348
Obligations of U.S. states and municipalities	31	11,272	256	—	11,559
Certificates of deposit	6	3,641	—	—	3,647
Non-U.S. government debt securities	13,107	7,670	—	—	20,777
Corporate debt securities	—	61,793	—	—	61,793
Asset-backed securities:
Credit card receivables	—	7,608	—	—	7,608
Collateralized loan obligations	—	128	13,470	—	13,598
Other	—	8,777	305	—	9,082
Equity securities	1,998	53	—	—	2,051
Total available-for-sale securities	120,401	181,630	14,287	—	316,318
Loans	—	510	1,466	—	1,976
Mortgage servicing rights	—	—	13,649	—	13,649
Other assets:
Private equity investments(f)	49	826	7,862	—	8,737
All other	5,093	192	4,179	—	9,464
Total other assets	5,142	1,018	12,041	—	18,201
Total assets measured at fair value on a recurring basis(g)	$353,826	$1,858,762	$110,639	$(1,448,931)	$874,296
Deposits	$—	$3,596	$773	$—	$4,369
Federal funds purchased and securities loaned or sold under repurchase agreements	—	4,060	—	—	4,060
Other borrowed funds	—	8,547	1,384	—	9,931
Trading liabilities:
Debt and equity instruments(d)	58,468	18,425	54	—	76,947
Derivative payables:
Interest rate	2,625	1,085,233	2,586	(1,070,057)	20,387
Credit	—	112,545	12,516	(119,923)	5,138
Foreign exchange	972	158,908	4,850	(139,715)	25,015
Equity	22	39,046	7,331	(35,949)	10,450
Commodity	862	54,611	3,002	(50,246)	8,229
Total derivative payables(e)	4,481	1,450,343	30,285	(1,415,890)	69,219
Total trading liabilities	62,949	1,468,768	30,339	(1,415,890)	146,166
Accounts payable and other liabilities	—	—	236	—	236
Beneficial interests issued by consolidated VIEs	—	622	873	—	1,495
Long-term debt	—	25,795	13,044	—	38,839
Total liabilities measured at fair value on a recurring basis	$62,949	$1,511,388	$46,649	$(1,415,890)	$205,096

(a)	At June 30, 2011, and December 31, 2010, included total U.S. government-sponsored enterprise obligations of $124.0 billion and $137.3 billion respectively, which were predominantly mortgage-related.

(b)
At June 30, 2011, and December 31, 2010, included within trading loans were  $20.1 billion and  $22.7 billion, respectively, of residential first-lien mortgages, and  $2.4 billion and  $2.6 billion, respectively, of commercial first-lien mortgages. Residential mortgage loans include conforming mortgage loans originated with the intent to sell to U.S. government agencies of  $11.9 billion and  $13.1 billion, respectively, and reverse mortgages of  $3.9 billion and  $4.0 billion, respectively.

(c)	Physical commodities inventories are generally accounted for at the lower of cost or fair value.

(d)
Balances reflect the reduction of securities owned (long positions) by the amount of securities sold but not yet purchased (short positions) when the long and short positions have identical Committee on Uniform Security Identification Procedures numbers (“CUSIPs”).

(e)
As permitted under U.S. GAAP, the Firm has elected to net derivative receivables and derivative payables and the related cash collateral received and paid when a legally enforceable master netting agreement exists. For purposes of the tables above, the Firm does not reduce derivative receivables and derivative payables balances for this netting adjustment, either within or across the levels of the fair value hierarchy, as such netting is not relevant to a presentation based on the transparency of inputs to the valuation of an asset or liability. Therefore, the balances reported in the fair value hierarchy table are gross of any counterparty netting adjustments. However, if the Firm were to net such balances within level 3, the reduction in the level 3 derivative receivable and payable balances would be  $13.5 billion and  $12.7 billion at June 30, 2011, and December 31, 2010, respectively; this is exclusive of the netting benefit associated with cash collateral, which would further reduce the level 3 balances.

(f)
Private equity instruments represent investments within the Corporate/Private Equity line of business. The cost basis of the private equity investment portfolio totaled  $9.6 billion and  $10.0 billion at June 30, 2011, and December 31, 2010, respectively.

(g)
At June 30, 2011, and December 31, 2010, balances included investments valued at net asset values of  $12.2 billion and  $12.1 billion, respectively, of which  $6.0 billion and  $5.9 billion, respectively, were classified in level 1,  $1.7 billion and  $2.0 billion, respectively, in level 2, and  $4.5 billion and  $4.2 billion, respectively, in level 3.

(h)	For the six months ended June 30, 2011 and 2010, the transfers between levels 1, 2 and 3, were not significant
Changes in level 3 recurring fair value measurements
The following tables include a rollforward of the balance sheet amounts (including changes in fair value) for financial instruments classified by the Firm within level 3 of the fair value hierarchy for the three and six months ended June 30, 2011and 2010. When a determination is made to classify a financial instrument within level 3, the determination is based on the significance of the unobservable parameters to the overall fair value measurement. However, level 3 financial instruments typically include, in addition to the unobservable or level 3 components, observable components (that is, components that are actively quoted and can be validated to external sources); accordingly, the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation methodology. Also, the Firm risk-manages the observable components of level 3 financial instruments using securities and derivative positions that are classified within level 1 or 2 of the fair value hierarchy; as these level 1 and level 2 risk management instruments are not included below, the gains or losses in the following tables do not reflect the effect of the Firm’s risk management activities related to such level 3 instruments.

	Fair value measurements using significant unobservable inputs
Three months ended June 30, 2011	Fair value at April 1, 2011	Total realized/unrealized gains/(losses)						Transfers into and/or out of level 3(g)	Fair value at June 30, 2011	Change in unrealized gains/(losses) related to financial instruments held at June 30, 2011
(in millions)				Purchases(f)	Sales	Issuances	Settlements
Assets:
Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies	$191	$12		$7	$(18)	$—	$(27)	$—	$165	$(11)
Residential – nonagency	782	56		246	(103)	—	(57)	(61)	863	10
Commercial – nonagency	1,885	31		219	(262)	—	(30)	—	1,843	21
Total mortgage-backed securities	2,858	99		472	(383)	—	(114)	(61)	2,871	20
Obligations of U.S. states and municipalities	1,971	14		272	(414)	—	—	12	1,855	18
Non-U.S. government debt securities	113	1		113	(111)	—	(34)	—	82	1
Corporate debt securities	5,623	23		1,800	(1,820)	—	(111)	91	5,606	39
Loans	12,490	190		1,726	(1,753)	—	(424)	(487)	11,742	145
Asset-backed securities	8,883	228		855	(1,404)	—	(243)	—	8,319	67
Total debt instruments	31,938	555		5,238	(5,885)	—	(926)	(445)	30,475	290
Equity securities	1,367	170		61	(125)	—	(46)	(19)	1,408	158
Other	943	(4)		14	(11)	—	(34)	—	908	(5)
Total debt and equity instruments	34,248	721	(b)	5,313	(6,021)	—	(1,006)	(464)	32,791	443	(b)
Net derivative receivables:
Interest rate	2,470	1,407		217	(36)	—	(988)	47	3,117	720
Credit	4,373	301		1	(3)	—	65	(4)	4,733	622
Foreign exchange	2	(543)		91	(3)	—	(20)	(63)	(536)	(563)
Equity	(2,843)	(157)		140	(242)	—	(110)	9	(3,203)	(13)
Commodity	(865)	(306)		49	(30)	—	(117)	(5)	(1,274)	(353)
Total net derivative receivables	3,137	702	(b)	498	(314)	—	(1,170)	(16)	2,837	413	(b)
Available-for-sale securities:
Asset-backed securities	15,016	103		851	(22)	—	(546)	—	15,402	103
Other	509	(8)		—	—	—	—	—	501	2
Total available-for-sale securities	15,525	95	(c)	851	(22)	—	(546)	—	15,903	105	(c)
Loans	1,371	140	(b)	41	—	—	(80)	—	1,472	126	(b)
Mortgage servicing rights	13,093	(960)	(d)	591	—	—	(481)	—	12,243	(960)	(d)
Other assets:
Private equity investments	8,853	777	(b)	469	(1,906)	—	(171)	—	8,022	380	(b)
All other	4,560	(29)	(e)	300	—	—	(352)	(30)	4,449	(29)	(e)

	Fair value measurements using significant unobservable inputs
Three months ended June 30, 2011	Fair value at April 1, 2011	Total realized/unrealized (gains)/losses						Transfers into and/or out of level 3(g)	Fair value at June 30, 2011	Change in unrealized (gains)/losses related to financial instruments held at June 30, 2011
(in millions)				Purchases(f)	Sales	Issuances	Settlements
Liabilities(a):
Deposits	$754	$3	(b)	$—	$—	$157	$(51)	$—	$863	$4	(b)
Other borrowed funds	1,844	5	(b)	—	—	326	(97)	—	2,078	5	(b)
Trading liabilities – Debt and equity instruments	173	(5)	(b)	(133)	158	—	—	4	197	(1)	(b)
Accounts payable and other liabilities	146	(26)	(e)	—	—	—	(47)	—	73	1	(e)
Beneficial interests issued by consolidated VIEs	588	31	(b)	—	—	103	(292)	—	430	6	(b)
Long-term debt	13,027	395	(b)	—	—	603	(491)	—	13,534	332	(b)

	Fair value measurements using significant unobservable inputs
Three months ended June 30, 2010	Fair value at April 1, 2010	Total realized/ unrealized gains/(losses)		Purchases, issuances, settlements, net	Transfers into and/or out of level 3(g)	Fair value at June 30, 2010	Change in unrealized gains/(losses) related to financial instruments held June 30, 2010
(in millions)
Assets:
Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies	$215	$19		$(55)	$(3)	$176	$—
Residential – nonagency	841	61		(36)	(62)	804	56
Commercial – nonagency	1,673	80		(11)	(3)	1,739	66
Total mortgage-backed securities	2,729	160		(102)	(68)	2,719	122
Obligations of U.S. states and municipalities	1,975	15		18	—	2,008	1
Non-U.S. government debt securities	118	(18)		14	—	114	(18)
Corporate debt securities	4,947	(53)		(177)	(166)	4,551	(34)
Loans	15,776	41		(943)	15	14,889	49
Asset-backed securities	8,673	(210)		234	(60)	8,637	(202)
Total debt instruments	34,218	(65)		(956)	(279)	32,918	(82)
Equity securities	1,716	101		1	4	1,822	154
Other	1,001	(30)		(51)	—	920	(20)
Total debt and equity instruments	36,935	6	(b)	(1,006)	(275)	35,660	52	(b)
Net of derivative receivables:
Interest rate	2,464	1,021		(534)	96	3,047	911
Credit	9,186	2,003		(1,410)	7	9,786	2,349
Foreign exchange	329	(513)		236	(1)	51	(452)
Equity	(1,867)	(284)		64	(72)	(2,159)	(123)
Commodity	(281)	(241)		70	35	(417)	(288)
Total net derivative receivables	9,831	1,986	(b)	(1,574)	65	10,308	2,397	(b)
Available-for-sale securities:
Asset-backed securities	12,571	(39)		(198)	—	12,334	(51)
Other	363	10		(67)	104	410	(2)
Total available-for-sale securities	12,934	(29)	(c)	(265)	104	12,744	(53)	(c)
Loans	1,140	(12)	(b)	(79)	16	1,065	(32)	(b)
Mortgage servicing rights	15,531	(3,584)	(d)	(94)	—	11,853	(3,584)	(d)
Other assets:
Private equity investments	6,385	(12)	(b)	992	(119)	7,246	(19)	(b)
All other	4,352	(40)	(e)	80	(84)	4,308	(20)	(e)

	Fair value measurements using significant unobservable inputs
Three months ended June 30, 2010	Fair value at April 1, 2010	Total realized/ unrealized (gains)/losses		Purchases, issuances, settlements, net	Transfers into and/or out of level 3(g)	Fair value at June 30, 2010	Change in unrealized (gains)/losses related to financial instruments held June 30, 2010
(in millions)
Liabilities(a):
Deposits	$440	$15	(b)	$95	$334	$884	$10	(b)
Other borrowed funds	452	(48)	(b)	(103)	(10)	291	(37)	(b)
Trading liabilities – Debt and equity instruments	32	2	(b)	(30)	—	4	—	(b)
Accounts payable and other liabilities	328	(17)	(b)	138	—	449	(5)	(b)
Beneficial interests issued by consolidated VIEs	1,817	(26)	(b)	(399)	—	1,392	(68)	(b)
Long-term debt	17,518	(632)	(b)	(1,219)	95	15,762	(365)	(b)

	Fair value measurements using significant unobservable inputs
Six months ended June 30, 2011	Fair value at January 1, 2011	Total realized/unrealized gains/(losses)						Transfers into and/or out of level 3(g)	Fair value at June 30, 2011	Change in unrealized gains/(losses) related to financial instruments held at June 30, 2011
(in millions)				Purchases(f)	Sales	Issuances	Settlements
Assets:
Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies	$174	$29		$28	$(39)	$—	$(27)	$—	$165	$(12)
Residential – nonagency	687	127		505	(271)	—	(124)	(61)	863	39
Commercial – nonagency	2,069	47		565	(744)	—	(94)	—	1,843	6
Total mortgage-backed securities	2,930	203		1,098	(1,054)	—	(245)	(61)	2,871	33
Obligations of U.S. states and municipalities	2,257	—		556	(969)	—	(1)	12	1,855	(8)
Non-U.S. government debt securities	202	4		243	(254)	—	(39)	(74)	82	6
Corporate debt securities	4,946	55		3,429	(2,895)	—	(117)	188	5,606	58
Loans	13,144	321		2,614	(2,777)	—	(1,153)	(407)	11,742	79
Asset-backed securities	8,460	628		1,973	(2,461)	—	(300)	19	8,319	347
Total debt instruments	31,939	1,211		9,913	(10,410)	—	(1,855)	(323)	30,475	515
Equity securities	1,685	240		98	(199)	—	(376)	(40)	1,408	380
Other	930	31		19	(12)	—	(60)	—	908	36
Total debt and equity instruments	34,554	1,482	(b)	10,030	(10,621)	—	(2,291)	(363)	32,791	931	(b)
Net derivative receivables:
Interest rate	2,836	1,926		345	(119)	—	(1,903)	32	3,117	729
Credit	5,386	(552)		2	(3)	—	(81)	(19)	4,733	(367)
Foreign exchange	(614)	(482)		116	(3)	—	462	(15)	(536)	(530)
Equity	(2,446)	22		235	(572)	—	(539)	97	(3,203)	49
Commodity	(805)	289		135	(97)	—	(541)	(255)	(1,274)	(80)
Total net derivative receivables	4,357	1,203	(b)	833	(794)	—	(2,602)	(160)	2,837	(199)	(b)
Available-for-sale securities:
Asset-backed securities	13,775	581		1,960	(26)	—	(888)	—	15,402	579
Other	512	1		—	(3)	—	(9)	—	501	9
Total available-for-sale securities	14,287	582	(c)	1,960	(29)	—	(897)	—	15,903	588	(c)
Loans	1,466	260	(b)	125	—	—	(363)	(16)	1,472	234	(b)
Mortgage servicing rights	13,649	(1,711)	(d)	1,349	—	—	(1,044)	—	12,243	(1,711)	(d)
Other assets:
Private equity investments	7,862	1,682	(b)	797	(2,045)	—	(274)	—	8,022	722	(b)
All other	4,179	31	(e)	709	(3)	—	(438)	(29)	4,449	31	(e)

	Fair value measurements using significant unobservable inputs
Six months ended June 30, 2011	Fair value at January 1, 2011	Total realized/unrealized (gains)/losses						Transfers into and/or out of level 3(g)	Fair value at June 30, 2011	Change in unrealized (gains)/losses related to financial instruments held at June 30, 2011
(in millions)				Purchases(f)	Sales	Issuances	Settlements
Liabilities(a):
Deposits	$773	$(8)	(b)	$—	$—	$216	$(117)	$(1)	$863	$—	(b)
Other borrowed funds	1,384	(26)	(b)	—	—	903	(185)	2	2,078	(4)	(b)
Trading liabilities – Debt and equity instruments	54	(5)	(b)	(133)	277	—	—	4	197	1	(b)
Accounts payable and other liabilities	236	(63)	(e)	—	—	—	(100)	—	73	3	(e)
Beneficial interests issued by consolidated VIEs	873	25	(b)	—	—	114	(582)	—	430	(34)	(b)
Long-term debt	13,044	457	(b)	—	—	1,256	(1,462)	239	13,534	238	(b)

	Fair value measurements using significant unobservable inputs
Six months ended June 30, 2010	Fair value at January 1, 2010	Total realized/ unrealized gains/(losses)		Purchases, issuances, settlements, net	Transfers into and/or out of level 3(g)	Fair value at June 30, 2010	Change in unrealized gains/(losses) related to financial instruments held at June 30, 2010
(in millions)
Assets:
Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies	$260	$24		$(105)	$(3)	$176	$(10)
Residential – nonagency	1,115	77		(340)	(48)	804	44
Commercial – nonagency	1,770	116		(144)	(3)	1,739	30
Total mortgage-backed securities	3,145	217		(589)	(54)	2,719	64
Obligations of U.S. states and municipalities	1,971	(27)		(78)	142	2,008	(42)
Non-U.S. government debt securities	89	(22)		47	—	114	51
Corporate debt securities	5,241	(331)		(467)	108	4,551	(5)
Loans	13,218	(290)		2,043	(82)	14,889	(358)
Asset-backed securities	8,620	(157)		158	16	8,637	(302)
Total debt instruments	32,284	(610)		1,114	130	32,918	(592)
Equity securities	1,956	81		(231)	16	1,822	213
Other	1,441	56		(655)	78	920	51
Total debt and equity instruments	35,681	(473)	(b)	228	224	35,660	(328)	(b)
Net of derivative receivables:
Interest rate	2,040	1,441		(575)	141	3,047	671
Credit	10,350	1,399		(1,961)	(2)	9,786	1,669
Foreign exchange	1,082	(893)		156	(294)	51	(861)
Equity	(2,306)	(86)		4	229	(2,159)	60
Commodity	(329)	(652)		472	92	(417)	(267)
Total net derivative receivables	10,837	1,209	(b)	(1,904)	166	10,308	1,272	(b)
Available-for-sale securities:
Asset-backed securities	12,732	(105)		(293)	—	12,334	(96)
Other	461	(67)		(89)	105	410	(95)
Total available-for-sale securities	13,193	(172)	(c)	(382)	105	12,744	(191)	(c)
Loans	990	(11)	(b)	78	8	1,065	(48)	(b)
Mortgage servicing rights	15,531	(3,680)	(d)	2	—	11,853	(3,680)	(d)
Other assets:
Private equity investments	6,563	136	(b)	931	(384)	7,246	11	(b)
All other	9,521	(58)	(e)	(5,060)	(95)	4,308	(111)	(e)

	Fair value measurements using significant unobservable inputs
Six months ended June 30, 2010	Fair value at January 1, 2010	Total realized/ unrealized (gains)/losses		Purchases, issuances, settlements, net	Transfers into and/or out of level 3(g)	Fair value at June 30, 2010	Change in unrealized (gains)/losses related to financial instruments held at June 30, 2010
(in millions)
Liabilities(a):
Deposits	$476	$5	(b)	$94	$309	$884	$(32)	(b)
Other borrowed funds	542	(100)	(b)	92	(243)	291	(110)	(b)
Trading liabilities – Debt and equity instruments	10	4	(b)	(33)	23	4	1	(b)
Accounts payable and other liabilities	355	(40)	(b)	134	—	449	(13)	(b)
Beneficial interests issued by consolidated VIEs	625	(33)	(b)	800	—	1,392	(105)	(b)
Long-term debt	18,287	(1,035)	(b)	(1,887)	397	15,762	(513)	(b)

(a)
Level 3 liabilities as a percentage of total Firm liabilities accounted for at fair value (including liabilities measured at fair value on a nonrecurring basis) were 23% and 23% at June 30, 2011, and December 31, 2010, respectively.

(b)
Predominantly reported in principal transactions revenue, except for changes in fair value for Retail Financial Services ("RFS") mortgage loans originated with the intent to sell, which are reported in mortgage fees and related income.

(c)
Realized gains/(losses) on available-for-sale (“AFS”) securities, as well as other-than-temporary impairment losses that are recorded in earnings, are reported in securities gains. Unrealized gains / (losses) are reported in other comprehensive income (“OCI”). Realized gains / (losses) and foreign exchange remeasurement adjustments recorded in income on AFS securities were  $103 million and  $13 million for the three months ended June 30, 2011 and 2010, and were  $434 million and  $(65) million for the six months ended June 30, 2011 and 2010, respectively. Unrealized gains / (losses) reported on AFS securities in OCI were  $(8) million and  $(42) million for the three months ended June 30, 2011 and 2010, and were  $148 million and  $(107) million for the six months ended June 30, 2011 and 2010, respectively.

(d)	Changes in fair value for RFS mortgage servicing rights are reported in mortgage fees and related income.

(e)	Largely reported in other income.

(f)	Loan originations are included in purchases.

(g)	All transfers into and/or out of level 3 are assumed to occur at the beginning of the reporting period.

	Fair value hierarchy
June 30, 2011 (in millions)	Level 1(d)	Level 2(d)	Level 3(d)		Total fair value
Loans retained(a)	$—	$2,634	$231		$2,865
Loans held-for-sale	—	480	203		683
Total loans	—	3,114	434		3,548
Other real estate owned	—	61	281		342
Other assets	—	—	7		7
Total other assets	—	61	288		349
Total assets at fair value on a nonrecurring basis	$—	$3,175	$722		$3,897
Accounts payable and other liabilities(b)	$—	$11	$14		$25
Total liabilities at fair value on a nonrecurring basis	$—	$11	$14		$25

	Fair value hierarchy
December 31, 2010 (in millions)	Level 1(d)	Level 2(d)	Level 3(d)		Total fair value
Loans retained(a)	$—	$5,484	$513	(e)	$5,997
Loans held-for-sale(c)	—	312	3,200		3,512
Total loans	—	5,796	3,713		9,509
Other real estate owned	—	78	311		389
Other assets	—	—	2		2
Total other assets	—	78	313		391
Total assets at fair value on a nonrecurring basis	$—	$5,874	$4,026		$9,900
Accounts payable and other liabilities(b)	$—	$53	$18		$71
Total liabilities at fair value on a nonrecurring basis	$—	$53	$18		$71

(a)	Reflects mortgage, home equity and other loans where the carrying value is based on the fair value of the underlying collateral.

(b)
Represents, at June 30, 2011, and December 31, 2010, fair value adjustments associated with  $529 million and  $517 million, respectively, of unfunded held-for-sale lending-related commitments within the leveraged lending portfolio.

(c)	Predominantly includes credit card loans at December 31, 2010. Loans held-for-sale are carried on the Consolidated Balance Sheets at the lower of cost or fair value.

(d)	For the six months ended June 30, 2011 and 2010, the transfers between levels 1, 2 and 3 were not significant.

(e)	The prior period has been revised to conform with the current presentation.
Nonrecurring fair value changes
The following table presents the total change in value of assets and liabilities for which a fair value adjustment has been included in the Consolidated Statements of Income for the three- and six-month periods ended June 30, 2011 and 2010, related to financial instruments held at those dates.

	Three months ended June 30,			Six months ended June 30,
(in millions)	2011	2010		2011	2010
Loans retained	$(709)	$(1,109)	(a)	$(1,272)	$(2,142)	(a)
Loans held-for-sale	13	(3)		38	65
Total loans	(696)	(1,112)		(1,234)	(2,077)
Other assets	(48)	11		(47)	29
Accounts payable and other liabilities	(4)	—		1	5
Total nonrecurring fair value gains/(losses)	$(748)	$(1,101)		$(1,280)	$(2,043)

(a) Prior periods have been revised to conform with the current presentation.
Level 3 analysis
Level 3 assets at June 30, 2011, predominantly include derivative receivables, mortgage servicing rights (“MSRs”), collateralized loan obligations (“CLOs”) held within the AFS securities portfolio, loans and asset-backed securities in the trading portfolio and private equity investments.

•
Derivative receivables included  $34.2 billion of interest rate, credit, foreign exchange, equity and commodity contracts classified within level 3 at June 30, 2011. Credit derivative receivables of  $15.1 billion include  $9.9 billion of structured credit derivatives with corporate debt underlying and  $3.3 billion of credit default swaps on commercial mortgages where the risks are partially mitigated by similar and offsetting derivative payables. Interest rate derivative receivables of  $5.9 billion include long-dated structured interest rate derivatives which are dependent on correlation. Equity derivative receivables of  $5.2 billion principally include long-dated contracts where the volatility levels are unobservable. Foreign exchange derivative receivables of  $4.6 billion include long-dated foreign exchange derivatives which are dependent on the correlation between foreign exchange and interest rates.

•
Mortgage servicing rights represent the fair value of future cash flows for performing specified mortgage servicing activities for others (predominantly with respect to residential mortgage loans). For a further description of the MSR asset, the interest rate risk management and valuation methodology used for MSRs, including valuation assumptions and sensitivities, see Note 17 on pages 260–263 of JPMorgan Chase’s 2010 Annual Report and Note 16 on pages 159–163 of this Form 10-Q.

•
CLOs totaling  $15.1 billion are securities backed by corporate loans held in the AFS securities portfolio. Substantially all of these securities are rated “AAA,” “AA” and “A” and had an average credit enhancement of 30%. Credit enhancement in CLOs is primarily in the form of subordination, which is a form of structural credit enhancement where realized losses associated with assets held by the issuing vehicle are allocated to the various tranches of securities issued by the vehicle considering their relative seniority. For further discussion, see Note 11 on pages 128–132 of this Form 10-Q.

•
Trading loans totaling  $11.7 billion included  $5.7 billion of residential mortgage whole loans and commercial mortgage loans for which there is limited price transparency; and  $3.9 billion of reverse mortgages for which the principal risk sensitivities are mortality risk and home prices. The fair value of the commercial and residential mortgage loans is estimated by projecting expected cash flows, considering relevant borrower-specific and market factors, and discounting those cash flows at a rate reflecting current market liquidity. Loans are partially hedged by level 2 instruments, including credit default swaps and interest rate derivatives, for which valuation inputs are observable and liquid.

Consolidated Balance Sheets changes
Level 3 assets (including assets measured at fair value on a nonrecurring basis) were 5% of total Firm assets at June 30, 2011. The following describes significant changes to level 3 assets since December 31, 2010.
For the three months ended June 30, 2011
Level 3 assets were  $109.8 billion at June 30, 2011, reflecting a decrease of  $6.3 billion from the first quarter largely related to a:

•	$4.4 billion decrease in nonrecurring loans held-for-sale driven by sales in the loan portfolios;
For the six months ended June 30, 2011
Level 3 assets decreased by  $4.9 billion in the first six months of 2011, due to the following:

•	$3.0 billion net decrease in nonrecurring loans held-for-sale driven by sales in the loan portfolios;

•	$1.4 billion decrease in trading loans primarily due to asset sales

•	$1.4 billion decrease in MSRs. For further discussion of the change, refer to Note 16 on pages 159–163 of this Form 10-Q.

•	$1.6 billion increase in asset-backed AFS securities, predominantly driven by purchases of new issuance CLOs;

Gains and Losses
Included in the tables for the three months ended June 30, 2011

•	$960 million of losses on MSRs. For further discussion of the change, refer to Note 16 on pages 159–163 of this Form 10-Q.
Included in the tables for the three months ended June 30, 2010

•	$2.0 billion of net gains on derivatives, largely driven by the widening of credit spreads

•	$632 million in gains related to long-term structured note liabilities, largely driven by the volatility in the equity markets

•	$3.6 billion of losses on MSRs predominantly due to declines in interest rates
Included in the tables for the six months ended June 30, 2011

•	$1.7 billion gain in private equity, predominately driven by net increases in investment valuations and sales in the portfolio.

•	$1.2 billion of net gains on derivatives, largely driven by increase in interest rate derivatives;

•	$1.7 billion of losses on MSRs. For further discussion of the change, refer to Note 16 on pages 159–163 of this Form 10-Q
Included in the tables for the six months ended June 30, 2010

•	$3.7 billion of losses on MSRs predominantly due to declines in interest rates

•	$1.2 billion of gains in net derivatives receivables

•	$1.0 billion of gains related to long-term structured note liabilities, primarily due to volatility in the equities markets
Credit adjustments
When determining the fair value of an instrument, it may be necessary to record a valuation adjustment to arrive at an exit price under U.S. GAAP. Valuation adjustments include, but are not limited to, amounts to reflect counterparty credit quality and the Firm’s own creditworthiness. The market’s view of the Firm’s credit quality is reflected in credit spreads observed in the credit default swap market. For a detailed discussion of the valuation adjustments the Firm considers, see Note 3 on pages 170–187 of JPMorgan Chase’s 2010 Annual Report.
The following table provides the credit adjustments, excluding the effect of any hedging activity, reflected within the Consolidated Balance Sheets as of the dates indicated.

(in millions)	June 30, 2011	December 31, 2010
Derivative receivables balance (net of derivatives CVA)	$77,383	$80,481
Derivatives CVA(a)	(4,075)	(4,362)
Derivative payables balance (net of derivatives DVA)	63,668	69,219
Derivatives DVA	(836)	(882)
Structured notes balance (net of structured notes DVA)(b)(c)	55,005	53,139
Structured notes DVA	(1,318)	(1,153)

(a)	Derivatives credit valuation adjustments (“CVA”), gross of hedges, includes results managed by the Credit Portfolio and other lines of business within the Investment Bank (“IB”).

(b)	Structured notes are recorded within long-term debt, other borrowed funds or deposits on the Consolidated Balance Sheets, based on the tenor and legal form of the note.

(c)	Structured notes are measured at fair value based on the Firm’s election under the fair value option. For further information on these elections, see Note 4 on pages 114–116 of this Form 10-Q.
The following table provides the impact of credit adjustments on earnings in the respective periods, excluding the effect of any hedging activity.

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Credit adjustments:
Derivative CVA(a)	$(248)	$(1,070)	$287	$(914)
Derivative DVA	23	397	(46)	291
Structured note DVA(b)	142	588	165	696

(a)	Derivatives CVA, gross of hedges, includes results managed by the Credit Portfolio and other lines of business within IB.

(b)	Structured notes are measured at fair value based on the Firm’s election under the fair value option. For further information on these elections, see Note 4 on pages 114–116 of this Form 10-Q.
Additional disclosures about the fair value of financial instruments (including financial instruments not carried at fair value)
The following table presents the carrying values and estimated fair values of financial assets and liabilities. For additional information regarding the financial instruments within the scope of this disclosure, and the methods and significant assumptions used to estimate their fair value, see Note 3 on pages 170–187 of JPMorgan Chase’s 2010 Annual Report.
The following table presents the carrying values and estimated fair values of financial assets and liabilities.

	June 30, 2011			December 31, 2010
(in billions)	Carrying value	Estimated fair value	Appreciation/ (depreciation)	Carrying value	Estimated fair value	Appreciation/ (depreciation)
Financial assets
Assets for which fair value approximates carrying value	$200.3	$200.3	$—	$49.2	$49.2	$—
Accrued interest and accounts receivable	80.3	80.3	—	70.1	70.1	—
Federal funds sold and securities purchased under resale agreements (included $21.3 and $20.3 at fair value)	213.4	213.4	—	222.6	222.6	—
Securities borrowed (included $14.8 and $14.0 at fair value)	121.5	121.5	—	123.6	123.6	—
Trading assets	458.7	458.7	—	489.9	489.9	—
Securities (included $324.7 and $316.3 at fair value)	324.7	324.7	—	316.3	316.3	—
Loans (included $2.0 and $2.0 at fair value)(a)	661.2	661.3	0.1	660.7	663.5	2.8
Mortgage servicing rights at fair value	12.2	12.2	—	13.6	13.6	—
Other (included $18.4 and $18.2 at fair value)	69.1	69.4	0.3	64.9	65.0	0.1
Total financial assets	$2,141.4	$2,141.8	$0.4	$2,010.9	$2,013.8	$2.9
Financial liabilities
Deposits (included $4.8 and $4.4 at fair value)	$1,048.7	$1,049.5	$(0.8)	$930.4	$931.5	$(1.1)
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6.6 and $4.1 at fair value)	254.1	254.1	—	276.6	276.6	—
Commercial paper	51.2	51.2	—	35.4	35.4	—
Other borrowed funds (included $11.7 and $9.9 at fair value)(b)	30.2	30.2	—	34.3	34.3	—
Trading liabilities	148.5	148.5	—	146.2	146.2	—
Accounts payable and other liabilities (included $0.1 and $0.2 at fair value)	151.6	151.5	0.1	138.2	138.2	—
Beneficial interests issued by consolidated VIEs (included $0.9 and $1.5 at fair value)	67.5	67.9	(0.4)	77.6	77.9	(0.3)
Long-term debt and junior subordinated deferrable interest debentures (included $38.5 and $38.8 at fair value)(b)	279.2	280.7	(1.5)	270.7	271.9	(1.2)
Total financial liabilities	$2,031.0	$2,033.6	$(2.6)	$1,909.4	$1,912.0	$(2.6)
Net (depreciation)/appreciation			$(2.2)			$0.3

(a)
Fair value is typically estimated using a discounted cash flow model that incorporates the characteristics of the underlying loans (including principal, contractual interest rate and contractual fees) and other key inputs, including expected lifetime credit losses, interest rates, prepayment rates, and primary origination or secondary market spreads. For certain loans, the fair value is measured based upon the value of the underlying collateral. The difference between the estimated fair value and carrying value of a financial asset or liability is the result of the different methodologies used to determine fair value as compared with carrying value. For example, credit losses are estimated for a financial asset’s remaining life in a fair value calculation but are estimated for a loss emergence period in a loan loss reserve calculation; future loan income (interest and fees) is incorporated in a fair value calculation but is generally not considered in a loan loss reserve calculation. For a further discussion of the Firm’s methodologies for estimating the fair value of loans and lending-related commitments, see Note 3 pages 171–173 of JPMorgan Chase’s 2010 Annual Report.

(b)
Effective January 1, 2011,  $23.0 billion of long-term advances from Federal Home Loan Banks (“FHLBs”) were reclassified from other borrowed funds to long-term debt. The prior-year period has been revised to conform with the current presentation.

The majority of the Firm’s lending-related commitments are not carried at fair value on a recurring basis on the Consolidated Balance Sheets, nor are they actively traded. The carrying value and estimated fair value of the Firm’s wholesale lending-related commitments were as follows for the periods indicated.

	June 30, 2011		December 31, 2010
(in billions)	Carrying value(a)	Estimated fair value	Carrying value(a)	Estimated fair value
Wholesale lending-related commitments	$0.6	$1.5	$0.7	$0.9

(a)
Represents the allowance for wholesale lending-related commitments. Excludes the current carrying values of the guarantee liability and the offsetting asset, each of which are recognized at fair value at the inception of guarantees.

The Firm does not estimate the fair value of consumer lending-related commitments. In many cases, the Firm can reduce or cancel these commitments by providing the borrower notice or, in some cases, without notice as permitted by law. For a further discussion of the valuation of lending-related commitments, see Note 3 on pages 171–173 of JPMorgan Chase’s 2010 Annual Report.
Trading assets and liabilities - average balances
Average trading assets and liabilities were as follows for the periods indicated.

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Trading assets – debt and equity instruments(a)	$422,715	$340,612	$420,103	$336,212
Trading assets – derivative receivables	82,860	79,409	84,141	79,048
Trading liabilities – debt and equity instruments(a)(b)	84,250	77,492	83,588	74,205
Trading liabilities – derivative payables	66,009	62,547	68,634	60,809

(a)
Balances reflect the reduction of securities owned (long positions) by the amount of securities sold, but not yet purchased (short positions) when the long and short positions have identical CUSIP numbers.

(b)	Primarily represent securities sold, not yet purchased.

Fair Value Option	6 Months Ended
Jun. 30, 2011
Fair Value Option [Abstract]
FAIR VALUE OPTION
FAIR VALUE OPTION
For a discussion of the primary financial instruments for which the fair value option was previously elected, including the basis for those elections and the determination of instrument-specific credit risk, where relevant, see Note 4 on pages 187–189 of JPMorgan Chase’s 2010 Annual Report.
Changes in fair value under the fair value option election
The following table presents the changes in fair value included in the Consolidated Statements of Income for the three and six months ended June 30, 2011 and 2010, for items for which the fair value option was elected. The profit and loss information presented below only includes the financial instruments that were elected to be measured at fair value; related risk management instruments, which are required to be measured at fair value, are not included in the table.

	Three months ended June 30,
	2011				2010
(in millions)	Principal transactions	Other income		Total changes in fair value recorded	Principal transactions	Other income		Total changes in fair value recorded
Federal funds sold and securities purchased under resale agreements	$121	$—		$121	$261	$—		$261
Securities borrowed	(8)	—		(8)	27	—		27
Trading assets:
Debt and equity instruments, excluding loans	107	(4)	(c)	103	40	(12)	(c)	28
Loans reported as trading assets:
Changes in instrument-specific credit risk	429	4	(c)	433	389	28	(c)	417
Other changes in fair value	13	1,371	(c)	1,384	(299)	1,217	(c)	918
Loans:
Changes in instrument-specific credit risk	(7)	—		(7)	32	—		32
Other changes in fair value	139	—		139	(44)	—		(44)
Other assets	—	(42)	(d)	(42)	—	(49)	(d)	(49)
Deposits(a)	(93)	—		(93)	(103)	—		(103)
Federal funds purchased and securities loaned or sold under repurchase agreements	(14)	—		(14)	(56)	—		(56)
Other borrowed funds(a)	739	—		739	838	—		838
Trading liabilities	(3)	—		(3)	—	—		—
Beneficial interests issued by consolidated VIEs	(55)	—		(55)	(14)	—		(14)
Other liabilities	(1)	(1)	(d)	(2)	(19)	14	(d)	(5)
Long-term debt:
Changes in instrument-specific credit risk(a)	145	—		145	534	—		534
Other changes in fair value(b)	(93)	—		(93)	1,332	—		1,332

	Six months ended June 30,
	2011				2010
(in millions)	Principal transactions	Other income		Total changes in fair value recorded	Principal transactions	Other income		Total changes in fair value recorded
Federal funds sold and securities purchased under resale agreements	$3	$—		$3	$280	$—		$280
Securities borrowed	1	—		1	39	—		39
Trading assets:
Debt and equity instruments, excluding loans	271	(1)	(c)	270	196	(11)	(c)	185
Loans reported as trading assets:
Changes in instrument-specific credit risk	909	4	(c)	913	798	22	(c)	820
Other changes in fair value	138	2,094	(c)	2,232	(683)	1,972	(c)	1,289
Loans:
Changes in instrument-specific credit risk	(13)	—		(13)	79	—		79
Other changes in fair value	282	—		282	(71)	—		(71)
Other assets	—	(42)	(d)	(42)	—	(102)	(d)	(102)
Deposits(a)	(110)	—		(110)	(292)	—		(292)
Federal funds purchased and securities loaned or sold under repurchase agreements	21	—		21	(65)	—		(65)
Other borrowed funds(a)	956	—		956	912	—		912
Trading liabilities	(6)	—		(6)	(3)	—		(3)
Beneficial interests issued by consolidated VIEs	(89)	—		(89)	32	—		32
Other liabilities	(4)	(3)	(d)	(7)	4	14	(d)	18
Long-term debt:
Changes in instrument-specific credit risk(a)	199	—		199	585	—		585
Other changes in fair value(b)	(117)	—		(117)	1,558	—		1,558

(a)
Total changes in instrument-specific credit risk related to structured notes were  $142 million and  $588 million for the three months ended June 30, 2011 and 2010, respectively, and  $165 million and  $696 million for the six months ended June 30, 2011 and 2010, respectively. Those totals include adjustments for structured notes classified within deposits and other borrowed funds, as well as long-term debt.

(b)
Structured notes are debt instruments with embedded derivatives that are tailored to meet a client’s need. The embedded derivative is the primary driver of risk. Although the risk associated with the structured notes is actively managed, the gains reported in this table do not include the income statement impact of such risk management instruments.

(c)	Reported in mortgage fees and related income.

(d)	Reported in other income.
Difference between aggregate fair value and aggregate remaining contractual principal balance outstanding
The following table reflects the difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of June 30, 2011, and December 31, 2010, for loans, long-term debt and long-term beneficial interests for which the fair value option has been elected.

	June 30, 2011				December 31, 2010
(in millions)	Contractual principal outstanding		Fair value	Fair value over/(under) contractual principal outstanding	Contractual principal outstanding		Fair value	Fair value over/(under) contractual principal outstanding
Loans
Performing loans 90 days or more past due
Loans reported as trading assets	$—		$—	$—	$—		$—	$—
Loans	—		—	—	—		—	—
Nonaccrual loans
Loans reported as trading assets	5,342		1,410	(3,932)	5,246		1,239	(4,007)
Loans	889		72	(817)	927		132	(795)
Subtotal	6,231		1,482	(4,749)	6,173		1,371	(4,802)
All other performing loans
Loans reported as trading assets	40,255		34,945	(5,310)	39,490		33,641	(5,849)
Loans	2,239		1,488	(751)	2,496		1,434	(1,062)
Total loans	$48,725		$37,915	$(10,810)	$48,159		$36,446	$(11,713)
Long-term debt
Principal-protected debt	$20,620	(b)	$21,157	$537	$20,761	(b)	$21,315	$554
Nonprincipal-protected debt(a)	NA		17,359	NA	NA		17,524	NA
Total long-term debt	NA		$38,516	NA	NA		$38,839	NA
Long-term beneficial interests
Principal-protected debt	$—		$—	$—	$49		$49	$—
Nonprincipal-protected debt(a)	NA		911	NA	NA		1,446	NA
Total long-term beneficial interests	NA		$911	NA	NA		$1,495	NA

(a)
Remaining contractual principal is not applicable to nonprincipal-protected notes. Unlike principal-protected notes, for which the Firm is obligated to return a stated amount of principal at the maturity of the note, nonprincipal-protected notes do not obligate the Firm to return a stated amount of principal at maturity, but to return an amount based on the performance of an underlying variable or derivative feature embedded in the note.

(b)	Where the Firm issues principal-protected zero-coupon or discount notes, the balance reflected as the remaining contractual principal is the final principal payment at maturity.
At both June 30, 2011, and December 31, 2010, the contractual amount of letters of credit for which the fair value option was elected was  $3.8 billion, with a corresponding fair value of  $(6) million. For further information regarding off-balance sheet lending-related financial instruments, see Note 30 on pages 275–280 of JPMorgan Chase’s 2010 Annual Report.

Derivative Instruments	6 Months Ended
Jun. 30, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS
DERIVATIVE INSTRUMENTS
For a further discussion of the Firm’s use and accounting policies regarding derivative instruments, see Note 6 on pages 191–199 of JPMorgan Chase’s 2010 Annual Report.
Notional amount of derivative contracts
The following table summarizes the notional amount of derivative contracts outstanding as of June 30, 2011, and December 31, 2010.

	Notional amounts(b)
(in billions)	June 30, 2011	December 31, 2010
Interest rate contracts
Swaps	$44,191	$46,299
Futures and forwards	8,871	9,298
Written options	4,361	4,075
Purchased options	4,623	3,968
Total interest rate contracts	62,046	63,640
Credit derivatives(a)	6,105	5,472
Foreign exchange contracts
Cross-currency swaps	2,875	2,568
Spot, futures and forwards	4,624	3,893
Written options	718	674
Purchased options	711	649
Total foreign exchange contracts	8,928	7,784
Equity contracts
Swaps	130	116
Futures and forwards	51	49
Written options	519	430
Purchased options	473	377
Total equity contracts	1,173	972
Commodity contracts
Swaps	401	349
Spot, futures and forwards	189	170
Written options	307	264
Purchased options	297	254
Total commodity contracts	1,194	1,037
Total derivative notional amounts	$79,446	$78,905

(a)	Primarily consists of credit default swaps. For more information on volumes and types of credit derivative contracts, see the Credit derivatives discussion on pages 123–124 of this Note.

(b)	Represents the sum of gross long and gross short third-party notional derivative contracts.

While the notional amounts disclosed above give an indication of the volume of the Firm’s derivatives activity, the notional amounts significantly exceed, in the Firm’s view, the possible losses that could arise from such transactions. For most derivative transactions, the notional amount is not exchanged; it is used simply as a reference to calculate payments.
Impact of derivatives on the Consolidated Balance Sheets
The following tables summarize information on derivative fair values that are reflected on the Firm’s Consolidated Balance Sheets as of June 30, 2011, and December 31, 2010, by accounting designation (e.g., whether the derivatives were designated as hedges or not) and contract type.
Free-standing derivatives(a)

	Derivative receivables			Derivative payables
June 30, 2011 (in millions)	Not designated as hedges	Designated as hedges	Total derivative receivables	Not designated as hedges	Designated as hedges	Total derivative payables
Trading assets and liabilities
Interest rate	$994,157	$5,747	$999,904	$962,219	$1,352	$963,571
Credit	129,022	—	129,022	125,474	—	125,474
Foreign exchange(b)	154,697	3,663	158,360	151,498	1,777	153,275
Equity	47,054	—	47,054	46,642	—	46,642
Commodity	57,717	315	58,032	56,582	1,732	58,314
Gross fair value of trading assets and liabilities	$1,382,647	$9,725	$1,392,372	$1,342,415	$4,861	$1,347,276
Netting adjustment(c)			(1,314,989)			(1,283,608)
Carrying value of derivative trading assets and trading liabilities on the Consolidated Balance Sheets			$77,383			$63,668

	Derivative receivables			Derivative payables
December 31, 2010	Not designated as hedges	Designated as hedges	Total derivative receivables	Not designated as hedges	Designated as hedges	Total derivative payables
Trading assets and liabilities
Interest rate	$1,121,703	$6,279	$1,127,982	$1,089,604	$840	$1,090,444
Credit	129,729	—	129,729	125,061	—	125,061
Foreign exchange(b)	165,240	3,231	168,471	163,671	1,059	164,730
Equity	43,633	—	43,633	46,399	—	46,399
Commodity	59,573	24	59,597	56,397	2,078 (d)	58,475
Gross fair value of trading assets and liabilities	$1,519,878	$9,534	$1,529,412	$1,481,132	$3,977	$1,485,109
Netting adjustment(c)			(1,448,931)			(1,415,890)
Carrying value of derivative trading assets and trading liabilities on the Consolidated Balance Sheets			$80,481			$69,219

(a)
Excludes structured notes for which the fair value option has been elected. See Note 4 on pages 114–116 of this Form 10-Q and Note 4 on pages 187–189 of JPMorgan Chase’s 2010 Annual Report for further information.

(b)	Excludes $15 million and $21 million of foreign currency-denominated debt designated as a net investment hedge at June 30, 2011, and December 31, 2010, respectively.

(c)
U.S. GAAP permits the netting of derivative receivables and payables, and the related cash collateral received and paid when a legally enforceable master netting agreement exists between the Firm and a derivative counterparty.

(d)
Excludes  $1.0 billion related to commodity derivatives that are embedded in a debt instrument and used as fair value hedging instruments that are recorded in the line item of the host contract (other borrowed funds) for December 31, 2010.

Derivative receivables and payables fair value
The following table summarizes the fair values of derivative receivables and payables, including those designated as hedges, by contract type and after netting adjustments as of June 30, 2011, and December 31, 2010.

	Trading assets – Derivative receivables		Trading liabilities – Derivative payables
(in millions)	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
Contract type
Interest rate	$32,911	$32,555	$17,306	$20,387
Credit	6,198	7,725	4,878	5,138
Foreign exchange	19,898	25,858	19,015	25,015
Equity	7,084	4,204	11,430	10,450
Commodity	11,292	10,139	11,039	8,229
Total	$77,383	$80,481	$63,668	$69,219

Impact of derivatives on the Consolidated Statements of Income
Fair value hedge gains and losses
The following tables present derivative instruments, by contract type, used in fair value hedge accounting relationships, as well as pretax gains/(losses) recorded on such derivatives and the related hedged items for the three and six months ended June 30, 2011 and 2010, respectively. The Firm includes gains/(losses) on the hedging derivative and the related hedged item in the same line item in the Consolidated Statements of Income.

	Gains/(losses) recorded in income				Income statement impact due to:
Three months ended June 30, 2011 (in millions)	Derivatives		Hedged items	Total income statement impact	Hedge ineffectiveness(d)	Excluded components(e)
Contract type
Interest rate(a)	$166		$(102)	$64	$(17)	$81
Foreign exchange(b)	(1,239)	(f)	1,401	162	—	162
Commodity(c)	(401)		(97)	(498)	3	(501)
Total	$(1,474)		$1,202	$(272)	$(14)	$(258)

	Gains/(losses) recorded in income				Income statement impact due to:
Three months ended June 30, 2010 (in millions)	Derivatives		Hedged items	Total income statement impact	Hedge ineffectiveness(d)	Excluded components(e)
Contract type
Interest rate(a)	$1,345		$(1,100)	$245	$96	$149
Foreign exchange(b)	3,841	(f)	(3,865)	(24)	—	(24)
Commodity(c)	139		(332)	(193)	—	(193)
Total	$5,325		$(5,297)	$28	$96	$(68)

	Gains/(losses) recorded in income				Income statement impact due to:
Six months ended June 30, 2011 (in millions)	Derivatives		Hedged items	Total income statement impact	Hedge ineffectiveness(d)	Excluded components(e)
Contract type
Interest rate(a)	$(552)		$698	$146	$(26)	$172
Foreign exchange(b)	(4,445)	(f)	4,525	80	—	80
Commodity(c)	(474)		336	(138)	2	(140)
Total	$(5,471)		$5,559	$88	$(24)	$112

	Gains/(losses) recorded in income				Income statement impact due to:
Six months ended June 30, 2010 (in millions)	Derivatives		Hedged items	Total income statement impact	Hedge ineffectiveness(d)	Excluded components(e)
Contract type
Interest rate(a)	$1,977		$(1,598)	$379	$124	$255
Foreign exchange(b)	5,488	(f)	(5,522)	(34)	—	(34)
Commodity(c)	(316)		64	(252)	—	(252)
Total	$7,149		$(7,056)	$93	$124	$(31)

(a)
Primarily consists of hedges of the benchmark (e.g., London Interbank Offered Rate (“LIBOR”)) interest rate risk of fixed-rate long-term debt and AFS securities. Gains and losses were recorded in net interest income.

(b)
Primarily consists of hedges of the foreign currency risk of long-term debt and AFS securities for changes in spot foreign currency rates. Gains and losses related to the derivatives and the hedged items, due to changes in spot foreign currency rates, were recorded in principal transactions revenue.

(c)	Consists of overall fair value hedges of certain commodities inventories. Gains and losses were recorded in principal transactions revenue.

(d)	Hedge ineffectiveness is the amount by which the gain or loss on the designated derivative instrument does not exactly offset the gain or loss on the hedged item attributable to the hedged risk.

(e)
Certain components of hedging derivatives are permitted to be excluded from the assessment of hedge effectiveness, such as forward points on foreign exchange forward contracts. Amounts related to excluded components are recorded in current-period income.

(f)
Included  $(1.8) billion and  $3.8 billion for the three months ended June 30, 2011 and 2010, respectively, and  $(5.0) billion and  $5.6 billion for the six months ended June 30, 2011 and 2010, respectively, of revenue related to certain foreign exchange trading derivatives designated as fair value hedging instruments.

Cash flow hedge gains and losses
The following tables present derivative instruments, by contract type, used in cash flow hedge accounting relationships, and the pretax gains/(losses) recorded on such derivatives, for the three and six months ended June 30, 2011 and 2010, respectively. The Firm includes the gain/(loss) on the hedging derivative in the same line item as the offsetting change in cash flows on the hedged item in the Consolidated Statements of Income.

	Gains/(losses) recorded in income and other comprehensive income (“OCI”)/(loss)(c)
Three months ended June 30, 2011 (in millions)	Derivatives – effective portion reclassified from AOCI to income	Hedge ineffectiveness recorded directly in income(d)	Total income statement impact	Derivatives – effective portion recorded in OCI	Total change in OCI for period
Contract type
Interest rate(a)	$75	$6	$81	$(103)	$(178)
Foreign exchange(b)	(7)	—	(7)	(40)	(33)
Total	$68	$6	$74	$(143)	$(211)

	Gains/(losses) recorded in income and other comprehensive income/(loss)(c)
Three months ended June 30, 2010 (in millions)	Derivatives – effective portion reclassified from AOCI to income	Hedge ineffectiveness recorded directly in income(d)	Total income statement impact	Derivatives – effective portion recorded in OCI	Total change in OCI for period
Contract type
Interest rate(a)	$33	$8	$41	$98	$65
Foreign exchange(b)	(23)	(3)	(26)	47	70
Total	$10	$5	$15	$145	$135

	Gains/(losses) recorded in income and other comprehensive income/(loss)(c)
Six months ended June 30, 2011 (in millions)	Derivatives – effective portion reclassified from AOCI to income	Hedge ineffectiveness recorded directly in income(d)	Total income statement impact	Derivatives - effective portion recorded in OCI	Total change in OCI for period
Contract type
Interest rate(a)	$169	$9	$178	$(134)	$(303)
Foreign exchange(b)	15	—	15	(22)	(37)
Total	$184	$9	$193	$(156)	$(340)

	Gains/(losses) recorded in income and other comprehensive income/(loss)(c)
Six months ended June 30, 2010 (in millions)	Derivatives – effective portion reclassified from AOCI to income	Hedge ineffectiveness recorded directly in income(d)	Total income statement impact	Derivatives – effective portion recorded in OCI	Total change in OCI for period
Contract type
Interest rate(a)	$82	$11	$93	$349	$267
Foreign exchange(b)	(75)	(3)	(78)	(65)	10
Total	$7	$8	$15	$284	$277

(a)	Primarily consists of benchmark interest rate hedges of LIBOR-indexed floating-rate assets and floating-rate liabilities. Gains and losses were recorded in net interest income.

(b)
Primarily consists of hedges of the foreign currency risk of non-U.S. dollar-denominated revenue and expense. The income statement classification of gains and losses follows the hedged item – primarily net interest income, compensation expense and other expense.

(c)
The Firm did not experience any forecasted transactions that failed to occur for the three and six months ended June 30, 2011, respectively. During the three and six months ended June 30, 2010, the Firm reclassified a  $25 million loss from accumulated other comprehensive income (“AOCI”) to earnings because the Firm determined that it was probable that forecasted interest payment cash flows related to certain wholesale deposits would not occur.

(d)
Hedge ineffectiveness is the amount by which the cumulative gain or loss on the designated derivative instrument exceeds the present value of the cumulative expected change in cash flows on the hedged item attributable to the hedged risk.

Over the next 12 months, the Firm expects that  $96 million (after-tax) of net gains recorded in AOCI at June 30, 2011, related to cash flow hedges will be recognized in income. The maximum length of time over which forecasted transactions are hedged is 10 years, and such transactions primarily relate to core lending and borrowing activities.
Net investment hedge gains and losses
The following tables present hedging instruments, by contract type, that were used in net investment hedge accounting relationships, and the pretax gains/(losses) recorded on such instruments for the three and six months ended June 30, 2011 and 2010.

	Gains/(losses) recorded in income and other comprehensive income/(loss)
	2011		2010
Three months ended June 30, (in millions)	Excluded components recorded directly in income(a)	Effective portion recorded in OCI	Excluded components recorded directly in income(a)	Effective portion recorded in OCI
Contract type
Foreign exchange derivatives	$(74)	$(383)	$(32)	$429
Foreign currency denominated debt	—	—	—	2
Total	$(74)	$(383)	$(32)	$431

	Gains/(losses) recorded in income and other comprehensive income/(loss)
	2011		2010
Six months ended June 30, (in millions)	Excluded components recorded directly in income(a)	Effective portion recorded in OCI	Excluded components recorded directly in income(a)	Effective portion recorded in OCI
Contract type
Foreign exchange derivatives	$(145)	$(773)	$(73)	$714
Foreign currency denominated debt	—	—	—	43
Total	$(145)	$(773)	$(73)	$757

(a)
Certain components of hedging derivatives are permitted to be excluded from the assessment of hedge effectiveness, such as forward points on foreign exchange forward contracts. Amounts related to excluded components are recorded in current-period income. There was no ineffectiveness for net investment hedge accounting relationships during the three and six months ended June 30, 2011 and 2010.

Risk management derivatives gains and losses (not designated as hedging instruments)
The following table presents nontrading derivatives, by contract type, that were not designated in hedge relationships, and the pretax gains/(losses) recorded on such derivatives for the three and six months ended June 30, 2011 and 2010. These derivatives are risk management instruments used to mitigate or transform market risk exposures arising from banking activities other than trading activities, which are discussed separately below.

	Derivatives gains/(losses) recorded in income
	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Contract type
Interest rate(a)	$1,486	$3,662	$1,562	$3,802
Credit(b)	(5)	60	(63)	(59)
Foreign exchange(c)	(78)	1	(98)	(20)
Commodity(b)	11	(24)	—	(47)
Total	$1,414	$3,699	$1,401	$3,676

(a)	Gains and losses were recorded in principal transactions revenue, mortgage fees and related income, and net interest income.

(b)	Gains and losses were recorded in principal transactions revenue.

(c)	Gains and losses were recorded in principal transactions revenue and net interest income.
Trading derivative gains and losses
The following table presents trading derivatives gains and losses, by contract type, that are recorded in principal transactions revenue in the Consolidated Statements of Income for the three and six months ended June 30, 2011 and 2010. The Firm has elected to present derivative gains and losses related to its trading activities together with the cash instruments with which they are risk managed.

	Gains/(losses) recorded in principal transactions revenue
	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Type of instrument
Interest rate	$(353)	$(37)	$13	$70
Credit	745	1,287	1,954	3,412
Foreign exchange(a)	229	424	831	1,051
Equity	743	85	1,571	907
Commodity	1,219	20	1,393	433
Total	$2,583	$1,779	$5,762	$5,873

(a)
In 2010, the reporting of trading gains and losses was enhanced to include trading gains and losses related to certain trading derivatives designated as fair value hedging instruments. Prior-period amounts have been revised to conform to the current presentation.

Credit risk, liquidity risk and credit-related contingent features
The aggregate fair value of net derivative payables that contain contingent collateral or termination features triggered upon a downgrade was  $15.4 billion at June 30, 2011, for which the Firm has posted collateral of  $11.2 billion in the normal course of business. At June 30, 2011, the impact of a single-notch and two-notch ratings downgrade to JPMorgan Chase & Co. and its subsidiaries, primarily JPMorgan Chase Bank, National Association (“JPMorgan Chase Bank, N.A.”), would have required  $1.4 billion and  $2.8 billion, respectively, of additional collateral to be posted by the Firm. In addition, at June 30, 2011, the impact of single-notch and two-notch ratings downgrades to JPMorgan Chase & Co. and its subsidiaries, primarily JPMorgan Chase Bank, N.A., related to contracts with termination triggers would have required the Firm to settle trades with a fair value of  $430 million and  $930 million, respectively.
The following tables show the carrying value of derivative receivables and payables after netting adjustments and adjustments for collateral held and transferred as of June 30, 2011, and December 31, 2010.

	Derivative receivables		Derivative payables
(in millions)	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
Gross derivative fair value	$1,392,372	$1,529,412	$1,347,276	$1,485,109
Netting adjustment – offsetting receivables/payables(a)	(1,248,243)	(1,376,969)	(1,248,243)	(1,376,969)
Netting adjustment – cash collateral received/paid(a)	(66,746)	(71,962)	(35,365)	(38,921)
Carrying value on Consolidated Balance Sheets	$77,383	$80,481	$63,668	$69,219

	Collateral held		Collateral transferred
(in billions)	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
Netting adjustment for cash collateral(a)	$66.7	$72.0	$35.4	$38.9
Liquid securities and other cash collateral(b)	16.5	16.5	12.5	10.9
Additional liquid securities and cash collateral(c)	22.3	18.0	10.0	8.5
Total collateral for derivative transactions	$105.5	$106.5	$57.9	$58.3

(a)
As permitted under U.S. GAAP, the Firm has elected to net cash collateral received and paid together with the related derivative receivables and derivative payables when a legally enforceable master netting agreement exists.

(b)	Represents cash collateral received and paid that is not subject to a legally enforceable master netting agreement, and liquid securities collateral held and transferred.

(c)
Represents liquid securities and cash collateral held and transferred at the initiation of derivative transactions, which is available as security against potential exposure that could arise should the fair value of the transactions move, as well as collateral held and transferred related to contracts that have non-daily call frequency for collateral to be posted, and collateral that the Firm or a counterparty has agreed to return but has not yet settled as of the reporting date. These amounts were not netted against the derivative receivables and payables in the tables above, because, at an individual counterparty level, the collateral exceeded the fair value exposure at both June 30, 2011, and December 31, 2010.

Credit derivatives
For a more detailed discussion of credit derivatives, including a description of the different types used by the Firm, see Note 6 on pages 191–199 of JPMorgan Chase’s 2010 Annual Report.
The following tables present a summary of the notional amounts of credit derivatives and credit-related notes the Firm sold and purchased as of June 30, 2011, and December 31, 2010. Upon a credit event, the Firm as a seller of protection would typically pay out only a percentage of the full notional amount of net protection sold, as the amount actually required to be paid on the contracts takes into account the recovery value of the reference obligation at the time of settlement. The Firm manages the credit risk on contracts to sell protection by purchasing protection with identical or similar underlying reference entities. Other purchased protection referenced in the following tables includes credit derivatives bought on related, but not identical, reference positions (including indices, portfolio coverage and other reference points) as well as protection purchased through credit-related notes.
The Firm does not use notional amounts of credit derivatives as the primary measure of risk management for such derivatives, because the notional amount does not take into account the probability of the occurrence of a credit event, the recovery value of the reference obligation, or related cash instruments and economic hedges, each of which reduces, in the Firm’s view, the risks associated with such derivatives.
Total credit derivatives and credit-related notes

	Maximum payout/Notional amount
June 30, 2011	Protection sold	Protection purchased with identical underlyings(b)	Net protection (sold)/purchased(c)	Other protection purchased(d)
(in millions)
Credit derivatives
Credit default swaps	$(2,972,180)	$2,912,446	$(59,734)	$38,797
Other credit derivatives(a)	(120,733)	36,278	(84,455)	25,002
Total credit derivatives	(3,092,913)	2,948,724	(144,189)	63,799
Credit-related notes	(1,544)	—	(1,544)	4,009
Total	$(3,094,457)	$2,948,724	$(145,733)	$67,808

	Maximum payout/Notional amount
December 31, 2010	Protection sold	Protection purchased with identical underlyings(b)	Net protection (sold)/purchased(c)	Other protection purchased(d)
(in millions)
Credit derivatives
Credit default swaps	$(2,659,240)	$2,652,313	$(6,927)	$32,867
Other credit derivatives(a)	(93,776)	10,016	(83,760)	24,234
Total credit derivatives	(2,753,016)	2,662,329	(90,687)	57,101
Credit-related notes	(2,008)	—	(2,008)	3,327
Total	$(2,755,024)	$2,662,329	$(92,695)	$60,428

(a)	Primarily consists of total return swaps and credit default swap options.

(b)
Represents the total notional amount of protection purchased where the underlying reference instrument is identical to the reference instrument on protection sold; the notional amount of protection purchased for each individual identical underlying reference instrument may be greater or lower than the notional amount of protection sold.

(c)
Does not take into account the fair value of the reference obligation at the time of settlement, which would generally reduce the amount the seller of protection pays to the buyer of protection in determining settlement value.

(d)	Represents protection purchased by the Firm through single-name and index credit default swap or credit-related notes.
The following tables summarize the notional and fair value amounts of credit derivatives and credit-related notes as of June 30, 2011, and December 31, 2010, where JPMorgan Chase is the seller of protection. The maturity profile is based on the remaining contractual maturity of the credit derivative contracts. The ratings profile is based on the rating of the reference entity on which the credit derivative contract is based. The ratings and maturity profile of credit derivatives and credit-related notes where JPMorgan Chase is the purchaser of protection are comparable to the profile reflected below.
Protection sold – credit derivatives and credit-related notes ratings(a)/maturity profile

June 30, 2011 (in millions)	<1 year	1–5 years	>5 years	Total notional amount	Fair value(b)
Risk rating of reference entity
Investment-grade	$(218,669)	$(1,450,354)	$(418,820)	$(2,087,843)	$(25,284)
Noninvestment-grade	(190,728)	(658,364)	(157,522)	(1,006,614)	(52,238)
Total	$(409,397)	$(2,108,718)	$(576,342)	$(3,094,457)	$(77,522)

December 31, 2010 (in millions)	<1 year	1–5 years	>5 years	Total notional amount	Fair value(b)
Risk rating of reference entity
Investment-grade	$(175,618)	$(1,194,695)	$(336,309)	$(1,706,622)	$(17,261)
Noninvestment-grade	(148,434)	(702,638)	(197,330)	(1,048,402)	(59,939)
Total	$(324,052)	$(1,897,333)	$(533,639)	$(2,755,024)	$(77,200)

(a)	The ratings scale is based on the Firm’s internal ratings, which generally correspond to ratings as defined by S&P and Moody’s.

(b)	Amounts are shown on a gross basis, before the benefit of legally enforceable master netting agreements and cash collateral received by the Firm.

Noninterest Revenue	6 Months Ended
Jun. 30, 2011
Noninterest Income, Other [Abstract]
NONINTEREST REVENUE
NONINTEREST REVENUE
For a discussion of the components of and accounting policies for the Firm’s other noninterest revenue, see Note 7 on pages 199–200 of JPMorgan Chase’s 2010 Annual Report.
The following table presents the components of investment banking fees.

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Underwriting:
Equity	$455	$354	$834	$767
Debt	876	711	1,858	1,462
Total underwriting	1,331	1,065	2,692	2,229
Advisory	602	356	1,034	653
Total investment banking fees	$1,933	$1,421	$3,726	$2,882

Principal transactions revenue consists of trading revenue as well as realized and unrealized gains and losses on private equity investments. Trading revenue is driven by the Firm's client market-making and client driven activities as well as certain risk management activities.
The spread between the price at which the Firm buys and the price at which the Firm sells financial instruments with clients and other market makers is recognized as trading revenue. Trading revenue also includes unrealized gains and losses on financial instruments that the Firm holds in inventory as a market maker to meet client needs, or for risk management purposes.
The following table presents principal transactions revenue by major underlying type of risk exposures. This table does not include other types of revenue, such as net interest income on trading assets, which are an integral part of the overall performance of the Firm's client-driven trading activities.

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Trading revenue by risk exposure:
Interest rate	$(325)	$288	$190	$572
Credit	919	1,371	2,198	3,418
Foreign exchange	225	474	785	1,172
Equity	754	37	1,778	1,029
Commodity(a)	729	(160)	1,291	205
Total trading revenue	$2,302	$2,010	$6,242	$6,396
Private equity gains/(losses)(b)	838	80	1,643	242
Principal transactions	$3,140	$2,090	$7,885	$6,638

(a)
Includes realized gains and realized and unrealized losses on physical commodities inventory that is carried at the lower of cost or market, and gains and losses on commodity derivatives and other financial instruments that are carried at fair value through income. Commodity derivatives are frequently used to manage the Firm's risk exposure to its physical commodity inventory.

(b)	Includes revenue on private equity investments held in the Private Equity business within Corporate/Private Equity, as well as those held in other business segments.
The following table presents components of asset management, administration and commissions.

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Asset management:
Investment management fees	$1,655	$1,317	$3,149	$2,644
All other asset management fees	148	116	292	225
Total asset management fees	1,803	1,433	3,441	2,869
Total administration fees(a)	579	531	1,130	1,022
Commission and other fees:
Brokerage commissions	699	753	1,462	1,456
All other commissions and fees	622	632	1,276	1,267
Total commissions and fees	1,321	1,385	2,738	2,723
Total asset management, administration and commissions	$3,703	$3,349	$7,309	$6,614

(a)	Includes fees for custody, securities lending, funds services and securities clearance.

Interest Income and Interest Expense	6 Months Ended
Jun. 30, 2011
Interest Income (Expense), Net [Abstract]
INTEREST INCOME AND INTEREST EXPENSE
INTEREST INCOME AND INTEREST EXPENSE
For a description of JPMorgan Chase’s accounting policies regarding interest income and interest expense, see Note 8 on page 200 of JPMorgan Chase’s 2010 Annual Report.
Details of interest income and interest expense were as follows.

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Interest income
Loans	$9,140	$9,969	$18,647	$20,526
Securities	2,590	2,517	4,806	5,421
Trading assets	2,966	2,574	5,851	5,334
Federal funds sold and securities purchased under resale agreements	604	398	1,147	805
Securities borrowed	30	32	77	61
Deposits with banks	144	92	245	187
Other assets(a)	158	137	306	230
Total interest income	15,632	15,719	31,079	32,564
Interest expense
Interest-bearing deposits	1,123	883	2,045	1,727
Short-term and other liabilities(b)(c)	890	496	1,708	1,058
Long-term debt(c)	1,581	1,347	3,169	2,746
Beneficial interests issued by consolidated VIEs	202	306	416	636
Total interest expense	3,796	3,032	7,338	6,167
Net interest income	11,836	12,687	23,741	26,397
Provision for credit losses	1,810	3,363	2,979	10,373
Net interest income after provision for credit losses	$10,026	$9,324	$20,762	$16,024

(a)	Predominantly margin loans.

(b)	Includes brokerage customer payables.

(c)
Effective January 1, 2011, the long-term portion of advances from FHLBs was reclassified from other borrowed funds to long-term debt. The related interest expense for the prior-year period has also been reclassified to conform with the current presentation.

Pension and Other Postretirement Employee Benefit Plans	6 Months Ended
Jun. 30, 2011
General Discussion of Pension and Other Postretirement Benefits [Abstract]
PENSION AND OTHER POSTRETIREMENT EMPLOYEE BENEFIT PLANS
PENSION AND OTHER POSTRETIREMENT EMPLOYEE BENEFIT PLANS
For a discussion of JPMorgan Chase’s pension and other postretirement employee benefit (“OPEB”) plans, see Note 9 on pages 201–210 of JPMorgan Chase’s 2010 Annual Report.
The following table presents the components of net periodic benefit cost reported in the Consolidated Statements of Income for the Firm’s U.S. and non-U.S. defined benefit pension, defined contribution and OPEB plans.

	Pension plans
	U.S.		Non-U.S.		OPEB plans
Three months ended June 30, (in millions)	2011	2010	2011	2010	2011	2010
Components of net periodic benefit cost
Benefits earned during the period	$62	$58	$9	$6	$—	$1
Interest cost on benefit obligations	113	117	35	77	13	13
Expected return on plan assets	(197)	(185)	(36)	(75)	(22)	(24)
Amortization:
Net loss	41	56	12	13	—	—
Prior service cost/(credit)	(11)	(11)	(1)	—	(2)	(4)
Net periodic defined benefit cost	8	35	19	21	(11)	(14)
Other defined benefit pension plans(a)	4	3	5	1	NA	NA
Total defined benefit plans	12	38	24	22	(11)	(14)
Total defined contribution plans	89	84	65	67	NA	NA
Total pension and OPEB cost included in compensation expense	$101	$122	$89	$89	$(11)	$(14)

	Pension plans
	U.S.		Non-U.S.		OPEB plans
Six months ended June 30, (in millions)	2011	2010	2011	2010	2011	2010
Components of net periodic benefit cost
Benefits earned during the period	$124	$116	$18	$13	$—	$1
Interest cost on benefit obligations	226	234	68	63	26	28
Expected return on plan assets	(395)	(371)	(72)	(62)	(44)	(48)
Amortization:
Net loss	82	112	24	27	—	—
Prior service cost/(credit)	(21)	(22)	(1)	—	(4)	(7)
Net periodic defined benefit cost	16	69	37	41	(22)	(26)
Other defined benefit pension plans(a)	11	7	9	5	NA	NA
Total defined benefit plans	27	76	46	46	(22)	(26)
Total defined contribution plans	167	147	143	132	NA	NA
Total pension and OPEB cost included in compensation expense	$194	$223	$189	$178	$(22)	$(26)

(a)	Includes various defined benefit pension plans which are individually immaterial.
The fair values of plan assets for the U.S. defined benefit pension and OPEB plans and for the material non-U.S. defined benefit pension plans were  $12.5 billion and  $2.9 billion, respectively, as of June 30, 2011, and  $12.2 billion and  $2.6 billion, respectively, as of December 31, 2010. See Note 20 on page 166 of this Form 10-Q for further information on unrecognized amounts (i.e., net loss and prior service costs/(credit)) reflected in AOCI for the six-month periods ended June 30, 2011 and 2010.
The amount of potential 2011 contributions to the U.S. qualified defined benefit pension plans, if any, is not determinable at this time. For the full year 2011, the cost of funding benefits under the Firm’s U.S. non-qualified defined benefit pension plans is expected to total  $42 million. The 2011 contributions to the non-U.S. defined benefit pension and OPEB plans are expected to be  $166 million and  $2 million, respectively.

Employee Stock Based Incentives	6 Months Ended
Jun. 30, 2011
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
EMPLOYEE STOCK-BASED INCENTIVES
EMPLOYEE STOCK-BASED INCENTIVES
For a discussion of the accounting policies and other information relating to employee stock-based incentives, see Note 10 on pages 210–212 of JPMorgan Chase’s 2010 Annual Report.
The Firm recognized the following noncash compensation expense related to its various employee stock-based incentive plans in its Consolidated Statements of Income.

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Cost of prior grants of restricted stock units (“RSUs”) and stock appreciation rights (“SARs”) that are amortized over their applicable vesting periods	$520	$646	$1,081	$1,334
Accrual of estimated costs of RSUs and SARs to be granted in future periods including those to full-career eligible employees	207	187	476	440
Total noncash compensation expense related to employee stock-based incentive plans	$727	$833	$1,557	$1,774

In the first quarter of 2011, in connection with its annual incentive grant, the Firm granted 55 million RSUs and 14 million SARs with weighted-average grant date fair values of  $44.31 per RSU and  $13.12 per SAR.

Noninterest Expense	6 Months Ended
Jun. 30, 2011
Noninterest Expense [Abstract]
NONINTEREST EXPENSE
NONINTEREST EXPENSE
The following table presents the components of noninterest expense.

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Compensation expense(a)	$7,569	$7,616	$15,832	$14,892
Noncompensation expense:
Occupancy expense	935	883	1,913	1,752
Technology, communications and equipment expense	1,217	1,165	2,417	2,302
Professional and outside services	1,866	1,685	3,601	3,260
Marketing	744	628	1,403	1,211
Other expense(b)(c)	4,299	2,419	7,242	6,860
Amortization of intangibles	212	235	429	478
Total noncompensation expense	9,273	7,015	17,005	15,863
Total noninterest expense	$16,842	$14,631	$32,837	$30,755

(a)
The three and six months ended June 30, 2010, includes a payroll tax expense related to the United Kingdom (“U.K.”) Bank Payroll Tax on certain compensation awarded from December 9, 2009, to April 5, 2010, to relevant banking employees.

(b)
Included litigation expense of  $1.9 billion and  $3.0 billion for the three and six months ended June 30, 2011, respectively, compared with  $792 million and  $3.7 billion for the three and six months ended June 30, 2010, respectively.

(c)
Included foreclosed property expense of  $174 million and  $384 million for the three and six months ended June 30, 2011, respectively, compared with  $244 million and  $547 million for the three and six months ended June 30, 2010, respectively.

Securities	6 Months Ended
Jun. 30, 2011
Securities [Abstract]
SECURITIES
SECURITIES
Securities are classified as AFS, held-to-maturity (“HTM”) or trading. For additional information regarding AFS and HTM securities, see Note 12 on pages 214–218 of JPMorgan Chase’s 2010 Annual Report. Trading securities are discussed in Note 3 on pages 102–114 of this Form 10-Q.
Securities gains and losses
The following table presents realized gains and losses and credit losses that were recognized in income from AFS securities.

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Realized gains	$881	$1,130	$1,033	$1,882
Realized losses	(31)	(130)	(51)	(172)
Net realized gains(a)	850	1,000	982	1,710
Credit losses included in securities gains(b)	(13)	—	(43)	(100)
Net securities gains	$837	$1,000	$939	$1,610

(a)	Proceeds from securities sold were within approximately 4% of amortized cost.

(b)
Includes other-than-temporary impairment losses recognized in income on certain prime mortgage-backed securities for the three and six months ended June 30, 2011, and on certain prime mortgage-backed securities and obligations of U.S. states and municipalities for the six months ended June 30, 2010.

The amortized costs and estimated fair values of AFS and HTM securities were as follows for the dates indicated.

	June 30, 2011					December 31, 2010
(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
Available-for-sale debt securities
Mortgage-backed securities:
U.S. government agencies(a)	$115,271	$3,838	$208		$118,901	$117,364	$3,159	$297		$120,226
Residential:
Prime and Alt-A	2,201	72	180	(d)	2,093	2,173	81	250	(d)	2,004
Subprime	1	—	—		1	1	—	—		1
Non-U.S.	56,824	332	317		56,839	47,089	290	409		46,970
Commercial	4,755	430	13		5,172	5,169	502	17		5,654
Total mortgage-backed securities	179,052	4,672	718		183,006	171,796	4,032	973		174,855
U.S. Treasury and government agencies(a)	5,197	112	22		5,287	11,258	118	28		11,348
Obligations of U.S. states and municipalities	11,353	340	115		11,578	11,732	165	338		11,559
Certificates of deposit	4,859	2	—		4,861	3,648	1	2		3,647
Non-U.S. government debt securities	30,662	217	63		30,816	20,614	191	28		20,777
Corporate debt securities(b)	55,927	393	514		55,806	61,717	495	419		61,793
Asset-backed securities:
Credit card receivables	5,124	277	—		5,401	7,278	335	5		7,608
Collateralized loan obligations	14,859	509	117		15,251	13,336	472	210		13,598
Other	9,318	177	10		9,485	8,968	130	16		9,082
Total available-for-sale debt securities	316,351	6,699	1,559	(d)	321,491	310,347	5,939	2,019	(d)	314,267
Available-for-sale equity securities	3,032	206	3		3,235	1,894	163	6		2,051
Total available-for-sale securities	$319,383	$6,905	$1,562	(d)	$324,726	$312,241	$6,102	$2,025	(d)	$316,318
Total held-to-maturity securities(c)	$15	$1	$—		$16	$18	$2	$—		$20

(a)
Includes total U.S. government-sponsored enterprise obligations with fair values of  $95.2 billion and  $94.2 billion at June 30, 2011, and December 31, 2010, respectively, which were predominantly mortgage-related.

(b)	Consists primarily of bank debt including sovereign government-guaranteed bank debt.

(c)	Consists primarily of mortgage-backed securities issued by U.S. government-sponsored enterprises.

(d)
Includes a total of  $102 million and  $133 million (pretax) of unrealized losses related to prime mortgage-backed securities for which credit losses have been recognized in income at June 30, 2011, and December 31, 2010, respectively. These unrealized losses are not credit-related and remain reported in AOCI.

Securities impairment
The following tables present the fair value and gross unrealized losses for AFS securities by aging category at June 30, 2011, and December 31, 2010.

	Securities with gross unrealized losses
	Less than 12 months		12 months or more
June 30, 2011 (in millions)	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Total fair value	Total gross unrealized losses
Available-for-sale debt securities
Mortgage-backed securities:
U.S. government agencies	$13,774	$207	$11	$1	$13,785	$208
Residential:
Prime and Alt-A	325	1	1,119	179	1,444	180
Subprime	—	—	—	—	—	—
Non-U.S.	18,163	87	19,385	230	37,548	317
Commercial	790	13	—	—	790	13
Total mortgage-backed securities	33,052	308	20,515	410	53,567	718
U.S. Treasury and government agencies	479	22	—	—	479	22
Obligations of U.S. states and municipalities	3,905	107	27	8	3,932	115
Certificates of deposit	—	—	—	—	—	—
Non-U.S. government debt securities	10,713	63	—	—	10,713	63
Corporate debt securities	18,864	514	—	—	18,864	514
Asset-backed securities:
Credit card receivables	—	—	—	—	—	—
Collateralized loan obligations	988	4	5,750	113	6,738	117
Other	2,577	8	96	2	2,673	10
Total available-for-sale debt securities	70,578	1,026	26,388	533	96,966	1,559
Available-for-sale equity securities	4	3	—	—	4	3
Total securities with gross unrealized losses	$70,582	$1,029	$26,388	$533	$96,970	$1,562

	Securities with gross unrealized losses
	Less than 12 months		12 months or more
December 31, 2010 (in millions)	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Total fair value	Total gross unrealized losses
Available-for-sale debt securities
Mortgage-backed securities:
U.S. government agencies	$14,039	$297	$—	$—	$14,039	$297
Residential:
Prime and Alt-A	—	—	1,193	250	1,193	250
Subprime	—	—	—	—	—	—
Non-U.S.	35,166	379	1,080	30	36,246	409
Commercial	548	14	11	3	559	17
Total mortgage-backed securities	49,753	690	2,284	283	52,037	973
U.S. Treasury and government agencies	921	28	—	—	921	28
Obligations of U.S. states and municipalities	6,890	330	20	8	6,910	338
Certificates of deposit	1,771	2	—	—	1,771	2
Non-U.S. government debt securities	6,960	28	—	—	6,960	28
Corporate debt securities	18,783	418	90	1	18,873	419
Asset-backed securities:
Credit card receivables	—	—	345	5	345	5
Collateralized loan obligations	460	10	6,321	200	6,781	210
Other	2,615	9	32	7	2,647	16
Total available-for-sale debt securities	88,153	1,515	9,092	504	97,245	2,019
Available-for-sale equity securities	—	—	2	6	2	6
Total securities with gross unrealized losses	$88,153	$1,515	$9,094	$510	$97,247	$2,025

Other-than-temporary impairment (“OTTI”)
The following table presents credit losses that are included in the securities gains and losses table above.

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Debt securities the Firm does not intend to sell that have credit losses
Total other-than-temporary impairment losses(a)	$—	$—	$(27)	$(94)
Losses recorded in/(reclassified from) other comprehensive income	(13)	—	(16)	(6)
Total credit losses recognized in income(b)	$(13)	$—	$(43)	$(100)

(a)
For initial OTTI, represents the excess of the amortized cost over the fair value of AFS debt securities. For subsequent impairments of the same security, represents additional declines in fair value subsequent to previously recorded OTTI, if applicable.

(b)
Represents the credit loss component of certain prime mortgage-backed securities for the three and six months ended June 30, 2011 and certain prime mortgage-backed securities and obligations of U.S. states and municipalities for the six months ended June 30, 2010, that the Firm does not intend to sell. Subsequent credit losses may be recorded on securities without a corresponding further decline in fair value if there has been a decline in expected cash flows.

Changes in the credit loss component of credit-impaired debt securities
The following table presents a rollforward for the three and six months ended June 30, 2011 and 2010, of the credit loss component of OTTI losses that have been recognized in income, related to debt securities that the Firm does not intend to sell.

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Balance, beginning of period	$662	$660	$632	$578
Additions:
Newly credit-impaired securities	—	—	4	—
Increase in losses on previously credit-impaired securities	—	—	—	94
Losses reclassified from other comprehensive income on previously credit-impaired securities	13	—	39	6
Reductions:
Sales of credit-impaired securities	—	(20)	—	(23)
Impact of new accounting guidance related to VIEs	—	—	—	(15)
Balance, end of period	$675	$640	$675	$640

Gross unrealized losses
Gross unrealized losses have generally decreased since December 31, 2010, but those that have been in unrealized loss position for 12 months or more have increased slightly. As of June 30, 2011, the Firm does not intend to sell the securities with a loss position in AOCI, and it is not likely that the Firm will be required to sell these securities before recovery of their amortized cost basis. Except for the securities reported in the table above for which credit losses have been recognized in income, the Firm believes that the securities with an unrealized loss in AOCI are not other-than-temporarily impaired as of June 30, 2011.
Following is a description of the Firm’s principal investment securities with the most significant unrealized losses that have been existing for 12 months or more as of June 30, 2011, and the key assumptions used in the Firm’s estimate of the present value of the cash flows most likely to be collected from these investments.
Mortgage-backed securities – Prime and Alt-A nonagency
As of June 30, 2011, gross unrealized losses related to prime and Alt-A residential mortgage-backed securities issued by private issuers were  $180 million, of which  $179 million related to securities that have been in an unrealized loss position for 12 months or more. Approximately 58% of the total portfolio (by amortized cost) are currently rated below investment-grade; the Firm has recorded OTTI losses on 66% of the below investment-grade positions. The majority of OTTI has been attributed to securities that are primarily backed by mortgages with higher credit risk characteristics based on collateral type, vintage and geographic concentration. The remaining securities that are below investment-grade that have not experienced OTTI generally either do not possess all of these characteristics or have sufficient credit enhancements to protect the investment. The average credit enhancements associated with the below investment-grade and investment-grade positions are 8% and 44%, respectively. In analyzing prime and Alt-A residential mortgage-backed securities for potential credit losses, the Firm uses a methodology that focuses on loan-level detail to estimate future cash flows, which are then allocated to the various tranches of the securities. The loan-level analysis primarily considers current home value, loan-to-value (“LTV”) ratio, loan type and geographical location of the underlying property to forecast prepayment, home price, default rate and loss severity. The forecasted weighted average underlying default rate on the positions was 24%, and the related weighted average loss severity was 47%. Based on this analysis, an OTTI loss of  $13 million and  $43 million was recognized for the three months and six months ended June 30, 2011, respectively, on certain securities related to higher loss assumptions. Overall unrealized losses have decreased since December 31, 2010, with the recovery in security prices resulting from increased demand for higher-yielding asset classes and a deceleration in the pace of home price declines due in part to the U.S. government programs to facilitate financing and to spur home purchases. The unrealized loss of  $180 million is considered temporary, based on management’s assessment that the estimated future cash flows together with the credit enhancement levels for those securities remain sufficient to support the Firm’s investment.
Mortgage-backed securities – Non-U.S.
As of June 30, 2011, gross unrealized losses related to non-U.S. residential mortgage-backed securities were  $317 million, of which  $230 million related to securities that have been in an unrealized loss position for 12 months or more. Substantially all of these securities are rated “AAA,” “AA” or “A” and represent mortgage exposures to the United Kingdom and the Netherlands. The key assumptions used in analyzing non-U.S. residential mortgage-backed securities for potential credit losses include credit enhancements, recovery rates, default rates, and constant prepayment rates. Credit enhancement is primarily in the form of subordination, which is a form of structural credit enhancement where realized losses associated with assets held in an issuing vehicle are allocated to the various tranches of securities issued by the vehicle considering their relative seniority. Credit enhancement in the form of subordination was approximately 10% of the outstanding principal balance of securitized mortgage loans, compared with expected lifetime losses of 1.5% of the outstanding principal. In determining potential credit losses, assumptions included recovery rates of 60%, default rates of 0.25% to 0.5% and constant prepayment rates of 15% to 20%. The unrealized loss is considered temporary, based on management's assessment that the estimated future cash flows together with the credit enhancement levels for those securities remain sufficient to support the Firm's investment.
Asset-backed securities – Collateralized loan obligations
As of June 30, 2011, gross unrealized losses related to CLOs were  $117 million, of which  $113 million related to securities that were in an unrealized loss position for 12 months or more. Overall losses have decreased since December 31, 2010, mainly as a result of lower default forecasts and spread tightening across various asset classes. Substantially all of these securities are rated “AAA,” “AA” or “A” and have an average credit enhancement of 30%. The key assumptions considered in analyzing potential credit losses were underlying loan and debt security defaults and loss severity. Based on current default trends for the collateral underlying the securities, the Firm assumed collateral default rates of 2% for the second quarter of 2011, and 4% thereafter. Further, loss severities were assumed to be 48% for loans and 82% for debt securities. Losses on collateral were estimated to occur approximately 18 months after default. The unrealized loss is considered temporary, based on management's assessment that the estimated future cash flows together with the credit enhancement levels for those securities remain sufficient to support the Firm's investment.

Contractual maturities and yields
The following table presents the amortized cost and estimated fair value at June 30, 2011, of JPMorgan Chase’s AFS and HTM securities by contractual maturity.

	June 30, 2011
By remaining maturity (in millions)	Due in one year or less	Due after one year through five years	Due after five years through 10 years	Due after 10 years(c)	Total
Available-for-sale debt securities
Mortgage-backed securities(a)
Amortized cost	$9	$692	$3,165	$175,186	$179,052
Fair value	9	726	3,194	179,077	183,006
Average yield(b)	5.02%	4.22%	2.20%	3.72%	3.69%
U.S. Treasury and government agencies(a)
Amortized cost	$1,655	$3,289	$1	$252	$5,197
Fair value	1,667	3,390	1	229	5,287
Average yield(b)	1.64%	2.20%	4.87%	3.85%	2.10%
Obligations of U.S. states and municipalities
Amortized cost	$22	$261	$242	$10,828	$11,353
Fair value	22	278	263	11,015	11,578
Average yield(b)	1.06%	4.05%	4.35%	4.92%	4.88%
Certificates of deposit
Amortized cost	$4,795	$64	$—	$—	$4,859
Fair value	4,797	64	—	—	4,861
Average yield(b)	4.54%	0.96%	—%	—%	4.50%
Non-U.S. government debt securities
Amortized cost	$10,410	$17,601	$2,647	$4	$30,662
Fair value	10,435	17,725	2,652	4	30,816
Average yield(b)	1.85%	1.97%	3.27%	4.73%	2.04%
Corporate debt securities
Amortized cost	$23,705	$25,920	$6,302	$—	$55,927
Fair value	23,935	25,646	6,225	—	55,806
Average yield(b)	2.07%	2.73%	4.80%	—%	2.68%
Asset-backed securities
Amortized cost	$19	$5,430	$10,781	$13,071	$29,301
Fair value	21	5,681	11,130	13,305	30,137
Average yield(b)	0.03%	2.87%	2.28%	2.23%	2.36%
Total available-for-sale debt securities
Amortized cost	$40,615	$53,257	$23,138	$199,341	$316,351
Fair value	40,886	53,510	23,465	203,630	321,491
Average yield(b)	2.28%	2.49%	3.09%	3.68%	3.26%
Available-for-sale equity securities
Amortized cost	$—	$—	$—	$3,032	$3,032
Fair value	—	—	—	3,235	3,235
Average yield(b)	—%	—%	—%	0.32%	0.32%
Total available-for-sale securities
Amortized cost	$40,615	$53,257	$23,138	$202,373	$319,383
Fair value	40,886	53,510	23,465	206,865	324,726
Average yield(b)	2.28%	2.49%	3.09%	3.63%	3.23%
Total held-to-maturity securities
Amortized cost	$—	$7	$7	$1	$15
Fair value	—	7	8	1	16
Average yield(b)	—%	6.96%	6.82%	6.48%	6.86%

(a)	U.S. government agencies and U.S. government-sponsored enterprises were the only issuers whose securities exceeded 10% of JPMorgan Chase’s total stockholders’ equity at June 30, 2011.

(b)
Average yield is computed using the effective yield of each security owned at the end of the period, weighted based on the amortized cost of each security. The effective yield considers the contractual coupon, amortization of premiums and accretion of discounts, and the effect of related hedging derivatives. Taxable-equivalent amounts are used where applicable.

(c)
Includes securities with no stated maturity. Substantially all of the Firm’s residential mortgage-backed securities and collateralized mortgage obligations are due in 10 years or more, based on contractual maturity. The estimated duration, which reflects anticipated future prepayments based on a consensus of dealers in the market, is approximately five years for agency residential mortgage-backed securities, three years for agency residential collateralized mortgage obligations and five years for nonagency residential collateralized mortgage obligations.

Securities Financing Activities	6 Months Ended
Jun. 30, 2011
Securities Financing Transactions Disclosures [Abstract]
SECURITIES FINANCING ACTIVITIES
SECURITIES FINANCING ACTIVITIES
For a discussion of accounting policies relating to securities financing activities, see Note 13 on page 219 of JPMorgan Chase’s 2010 Annual Report. For further information regarding securities borrowed and securities lending agreements for which the fair value option has been elected, see Note 4 on pages 114–116 of this Form 10-Q.
The following table details the Firm’s securities financing agreements, all of which are accounted for as collateralized financings during the periods presented.

(in millions)	June 30, 2011	December 31, 2010
Securities purchased under resale agreements(a)	$213,074	$222,302
Securities borrowed(b)	121,493	123,587
Securities sold under repurchase agreements(c)	$229,666	$262,722
Securities loaned	22,939	10,592

(a)	At June 30, 2011, and December 31, 2010, included resale agreements of $21.3 billion and $20.3 billion, respectively, accounted for at fair value.

(b)	At June 30, 2011, and December 31, 2010, included securities borrowed of $14.8 billion and $14.0 billion, respectively, accounted for at fair value.

(c)	At June 30, 2011, and December 31, 2010, included repurchase agreements of $6.6 billion and $4.1 billion, respectively, accounted for at fair value.

The amounts reported in the table above were reduced by  $109.4 billion and  $112.7 billion at June 30, 2011, and December 31, 2010, respectively, as a result of agreements in effect that meet the specified conditions for net presentation under applicable accounting guidance.
For further information regarding assets pledged and collateral received in securities financing agreements, see Note 22 on page 171 of this Form 10-Q.

Loans	6 Months Ended
Jun. 30, 2011
Loans [Abstract]
LOANS
LOANS
Loan accounting framework
The accounting for a loan depends on management’s strategy for the loan, and on whether the loan was credit-impaired at the date of acquisition. The Firm accounts for loans based on the following categories:

•	Originated or purchased loans held-for-investment (i.e., “retained”), other than purchased credit-impaired (“PCI”) loans

•	Loans held-for-sale

•	Loans at fair value

•	PCI loans held-for-investment
For a detailed discussion of loans, including accounting policies, see Note 14 on pages 220–238 of JPMorgan Chase’s 2010 Annual Report. See Note 4 on pages 114–116 of this Form 10-Q for further information on the Firm’s elections of fair value accounting under the fair value option. See Note 3 on pages 102–114 of this Form 10-Q for further information on loans carried at fair value and classified as trading assets.
Loan portfolio
The Firm’s loan portfolio is divided into three portfolio segments, which are the same segments used by the Firm to determine the allowance for loan losses: Wholesale; Consumer, excluding credit card; and Credit card. Within each portfolio segment, the Firm monitors and assesses the credit risk in the following classes of loans, based on the risk characteristics of each loan class:

Wholesale(a)	Consumer, excluding credit card(b)	Credit card
• Commercial and industrial • Real estate • Financial institutions • Government agencies • Other
Residential real estate – excluding PCI
• Home equity – senior lien
• Home equity – junior lien
• Prime mortgage, including option adjustable-rate mortgages (“ARMs”)
• Subprime mortgage
Other consumer loans
• Auto(c)
• Business banking(c)
• Student and other
Residential real estate – PCI
• Home equity
• Prime mortgage
• Subprime mortgage
• Option ARMs
• Chase, excluding accounts originated by Washington Mutual • Accounts originated by Washington Mutual

(a)	Includes loans reported in IB, Commercial Banking (“CB”), Treasury & Securities Services (“TSS”), Asset Management (“AM”)
and Corporate/Private Equity segments.

(b)	Includes loans reported in RFS, auto and student loans reported in Card Services & Auto ("Card"), and residential real estate loans reported in the Corporate/Private Equity segment.

(c)
Includes auto and business banking risk-rated loans that apply the wholesale methodology for determining the allowance for loan losses; these loans are managed by Card and RFS, respectively, and therefore, for consistency in presentation, are included with the other consumer loan classes.

The following table summarizes the Firm’s loan balances by portfolio segment:

June 30, 2011 (in millions)	Wholesale	Consumer, excluding credit card	Credit card	Total
Retained	$244,224	$315,169	$125,523	$684,916	(a)
Held-for-sale	2,592	221	—	2,813
At fair value	2,007	—	—	2,007
Total	$248,823	$315,390	$125,523	$689,736

December 31, 2010 (in millions)	Wholesale	Consumer, excluding credit card	Credit card	Total
Retained	$222,510	$327,464	$135,524	$685,498	(a)
Held-for-sale	3,147	154	2,152	5,453
At fair value	1,976	—	—	1,976
Total	$227,633	$327,618	$137,676	$692,927

(a)
Loans (other than PCI loans and those for which the fair value option has been selected) are presented net of unearned income, unamortized discounts and premiums and net deferred loan costs of  $2.4 billion and  $1.9 billion at June 30, 2011, and December 31, 2010, respectively.

The following tables provide information about the carrying value of retained loans purchased, retained loans sold and retained loans reclassified to held-for-sale during the periods indicated. These tables exclude loans recorded at fair value. On an on-going basis, the Firm manages its exposure to credit risk. Selling loans is one way that the Firm reduces its credit exposures.

Three months ended June 30, 2011, (in millions)	Wholesale	Consumer, excluding credit card	Credit card	Total
Purchases	$218	$1,668	$—	$1,886
Sales	805	401	—	1,206
Retained loans reclassified to held-for-sale	123	—	—	123

Six months ended June 30, 2011, (in millions)	Wholesale	Consumer, excluding credit card	Credit card	Total
Purchases	$341	$3,660	$—	$4,001
Sales	1,682	658	—	2,340
Retained loans reclassified to held-for-sale	300	—	1,912	2,212

The following table provides information about gains/(losses) on loan sales by portfolio segment.

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Net gains/(losses) on sales of loans (including lower of cost or fair value adjustments)(a)
Wholesale	$80	$51	$141	$130
Consumer, excluding credit card	28	98	53	128
Credit card	(4)	—	(24)	—
Total net gains/(losses) on sales of loans (including lower of cost or fair value adjustments)(a)	$104	$149	$170	$258

(a)	Excludes sales related to loans accounted for at fair value
Wholesale loan portfolio
Wholesale loans include loans made to a variety of customers from large corporate and institutional clients to certain high-net worth individuals. The primary credit quality indicator for wholesale loans is the risk rating assigned each loan. For further information on the risk ratings, see Notes 14 and 15 on pages 220–243 of JPMorgan Chase’s 2010 Annual Report.
The table below provides information by class of receivable for the retained loans in the Wholesale portfolio segment.

	Commercial and industrial		Real estate
(in millions, except ratios)	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
Loans by risk ratings
Investment grade	$36,752	$31,697	$29,425	$28,504
Noninvestment grade:
Noncriticized	33,205	30,874	16,725	16,425
Criticized performing	2,389	2,371	4,805	5,769
Criticized nonaccrual	1,207	1,634	1,437	2,937
Total noninvestment grade	36,801	34,879	22,967	25,131
Total retained loans	$73,553	$66,576	$52,392	$53,635
% of total criticized to total retained loans	4.89%	6.02%	11.91%	16.23%
% of nonaccrual loans to total retained loans	1.64	2.45	2.74	5.48
Loans by geographic distribution(a)
Total non-U.S.	$22,025	$17,731	$1,625	$1,963
Total U.S.	51,528	48,845	50,767	51,672
Total retained loans	$73,553	$66,576	$52,392	$53,635

Loan delinquency(b)
Current and less than 30 days past due and still accruing	$72,203	$64,501	$50,752	$50,299
30-89 days past due and still accruing	140	434	155	290
90 or more days past due and still accruing(c)	3	7	48	109
Criticized nonaccrual	1,207	1,634	1,437	2,937
Total retained loans	$73,553	$66,576	$52,392	$53,635

(a)	U.S. and non-U.S. distribution is determined based predominantly on the domicile of the borrower.

(b)
For wholesale loans, the past due status of a loan is generally not a significant indicator of credit quality due to the ongoing review and monitoring of an obligor’s ability to meet contractual obligations. For a discussion of more significant factors, see Note 14 on page 223 of JPMorgan Chase’s 2010 Annual Report.

(c)	Represents loans that are 90 days or more past due as to principal and/or interest, but that are still accruing interest; these loans are considered well-collateralized.

(d)	Other primarily includes loans to special purpose entities and loans to private banking clients. See Note 1 on pages 164–165 of the Firm’s 2010 Annual Report for additional information on SPEs.
The following table presents additional information on the real estate class of loans within the wholesale portfolio segment for the periods indicated. For further information on real estate loans, see Note 14 on pages 220–238 of JPMorgan Chase’s 2010 Annual Report.

	Multi-family		Commercial lessors
(in millions, except ratios)	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
Real estate retained loans	$31,226	$30,604	$14,161	$15,796
Criticized exposure	3,236	3,798	1,902	3,593
% of criticized exposure to total real estate retained loans	10.36%	12.41%	13.43%	22.75%
Criticized nonaccrual	$764	$1,016	$348	$1,549
% of criticized nonaccrual to total real estate retained loans	2.45%	3.32%	2.46%	9.81%

(table continued from previous page)

Financial institutions		Government agencies		Other(d)		Total retained loans
June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010

$26,848	$22,525	$6,797	$6,871	$66,691	$56,450	$166,513	$146,047

9,317	8,480	360	382	6,694	6,012	66,301	62,173
198	317	4	3	652	320	8,048	8,780
65	136	23	22	630	781	3,362	5,510
9,580	8,933	387	407	7,976	7,113	77,711	76,463
$36,428	$31,458	$7,184	$7,278	$74,667	$63,563	$244,224	$222,510
0.72%	1.44%	0.38%	0.34%	1.72%	1.73%	4.67%	6.42%
0.18	0.43	0.32	0.30	0.84	1.23	1.38	2.48

$25,893	$19,756	$1,175	$870	$31,351	$25,831	$82,069	$66,151
10,535	11,702	6,009	6,408	43,316	37,732	162,155	156,359
$36,428	$31,458	$7,184	$7,278	$74,667	$63,563	$244,224	$222,510

$36,261	$31,289	$7,158	$7,222	$73,419	$61,837	$239,793	$215,148
100	31	3	34	599	704	997	1,493
2	2	—	—	19	241	72	359
65	136	23	22	630	781	3,362	5,510
$36,428	$31,458	$7,184	$7,278	$74,667	$63,563	$244,224	$222,510

(table continued from previous page)

Commercial construction and development		Other		Total real estate loans
June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
$3,078	$3,395	$3,927	$3,840	$52,392	$53,635
445	619	659	696	6,242	8,706
14.46%	18.23%	16.78%	18.13%	11.91%	16.23%
$127	$174	$198	$198	$1,437	$2,937
4.13%	5.13%	5.04%	5.16%	2.74%	5.48%

Wholesale impaired loans and loan modifications
Wholesale impaired loans include loans that have been placed on nonaccrual status and/or that have been modified in a TDR. All impaired loans are evaluated for an asset-specific allowance as described in Note 14 on pages 149–150 of this Form 10-Q.
The table below set forth information about the Firm’s wholesale impaired loans.

	Commercial and industrial		Real estate		Financial institutions		Government agencies		Other		Total retained loans
(in millions)	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010
Impaired loans
With an allowance	$1,143	$1,512	$1,077	$2,510	$44	$127	$23	$22	$565	$697	$2,852	$4,868
Without an allowance(a)	119	157	323	445	21	8	—	—	65	8	528	618
Total impaired loans	$1,262	$1,669	$1,400	$2,955	$65	$135	$23	$22	$630	$705	$3,380	$5,486
Allowance for loan losses related to impaired loans(b)	$331	$435	$251	$825	$14	$61	$14	$14	$139	$239	$749	$1,574
Unpaid principal balance of impaired loans(c)	1,979	2,453	1,384	3,487	132	244	23	30	1,396	1,046	4,914	7,260

(a)
When the discounted cash flows, collateral value or market price equals or exceeds the recorded investment in the loan, then the loan does not require an allowance. This typically occurs when the impaired loans have been partially charged-off and/or there have been interest payments received and applied to the loan balance.

(b)	The allowance for impaired loans is included in JPMorgan Chase’s asset-specific allowance for loan losses.

(c)
Represents the contractual amount of principal owed at June 30, 2011, and December 31, 2010 The unpaid principal balance differs from the impaired loan balances due to various factors, including charge-offs; interest payments received and applied to the carrying value; net deferred loan fees or costs; and unamortized discount or premiums on purchased loans.

The following table presents the Firm’s average impaired loans for the periods indicated.

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Commercial and industrial	$1,426	$1,574	$1,486	$1,739
Real estate	2,101	3,399	2,421	3,220
Financial institutions	67	270	81	391
Government agencies	23	4	22	4
Other	635	872	635	934
Total(a)	$4,252	$6,119	$4,645	$6,288

(a)	The related interest income on accruing impaired loans and interest income recognized on a cash basis were not material for the three and six months ended June 30, 2011 and 2010.
The following table provides information about the Firm’s wholesale loans modified in troubled debt restructurings (“TDRs”). These TDR loans are included as impaired loans in the above tables.

	Commercial and industrial		Real estate		Financial institutions		Government agencies		Other		Total retained loans
(in millions)	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010
Loans modified in troubled debt restructurings(a)	$683	$212	$289	$907	$—	$1	$22	$22	$6	$1	$1,000	$1,143
TDRs on nonaccrual status	628	163	273	831	—	1	22	22	6	1	929	1,018
Additional commitments to lend to borrowers whose loans have been modified in TDRs	186	1	—	—	—	—	—	—	—	—	186	1

(a)	These modifications generally provided interest rate concessions to the borrower or deferral of principal repayments.
Consumer, excluding credit card loan portfolio
Consumer loans, excluding credit card loans, consist primarily of residential mortgages, home equity loans and lines of credit, auto loans, business banking loans, and student and other loans, with a primary focus on serving the prime consumer credit market. The portfolio also includes home equity loans secured by junior liens and mortgage loans with interest-only payment options to predominantly prime borrowers, as well as certain payment-option loans originated by Washington Mutual that may result in negative amortization.
Consumer loans, other than PCI loans and the risk-rated loans within the business banking and auto portfolios, are generally charged off to the allowance for loan losses upon reaching specified stages of delinquency, in accordance with the Federal Financial Institutions Examination Council (“FFIEC”) policy.
The table below provides information about consumer retained loans by class, excluding the credit card loan portfolio segment.

(in millions)	June 30, 2011	December 31, 2010
Residential real estate – excluding PCI
Home equity:
Senior lien(a)	$22,969	$24,376
Junior lien(b)	59,782	64,009
Mortgages:
Prime, including option ARMs	74,276	74,539
Subprime	10,441	11,287
Other consumer loans
Auto	46,796	48,367
Business banking	17,141	16,812
Student and other	14,770	15,311
Residential real estate – PCI
Home equity	23,535	24,459
Prime mortgage	16,200	17,322
Subprime mortgage	5,187	5,398
Option ARMs	24,072	25,584
Total retained loans	$315,169	$327,464

(a)	Represents loans where JPMorgan Chase holds the first security interest on the property.

(b)	Represents loans where JPMorgan Chase holds a security interest that is subordinate in rank to other liens.
Delinquency rates are a primary credit quality indicator for consumer loans, excluding credit card. Other indicators that are taken into consideration for consumer loans, excluding credit card, include:

•
For residential real estate loans, including both non-PCI and PCI portfolios: The current estimated loan-to-value (“LTV”) ratio, or the combined LTV ratio in the case of loans with a junior lien, the geographic distribution of the loan collateral, and the borrowers’ current or “refreshed” FICO score.

•	For scored auto and business banking loans and student loans: Geographic distribution of the loans.

•	For risk-rated business banking and auto loans: Risk rating of the loan, geographic considerations relevant to the loan and whether the loan is considered to be criticized and/or nonaccrual.
For further information on consumer credit quality indicators, see Note 14 on pages 220–238 of JPMorgan Chase’s 2010 Annual Report.
Residential real estate – excluding PCI loans
The following tables provide information by class for residential real estate – excluding PCI retained loans in the consumer, excluding credit card, portfolio segment. The following factors should be considered in analyzing certain credit statistics applicable to the Firm’s residential real estate – excluding PCI loans portfolio: (i) junior lien home equity loans may be fully charged off when the loan becomes 180 days past due, the borrower is either unable or unwilling to repay the loan, and the value of the collateral does not support the repayment of the loan, resulting in relatively high charge-off rates for this product class; and (ii) the lengthening of loss-mitigation timelines may result in higher delinquency rates for loans carried at estimated collateral value that remain on the Firm’s Consolidated Balance Sheets.

Residential real estate – excluding PCI loans
	Home equity
	Senior lien		Junior lien
(in millions, except ratios)	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
Loan delinquency(a)
Current and less than 30 days past due	$22,252	$23,615	$58,345	$62,315
30–149 days past due	361	414	1,215	1,508
150 or more days past due	356	347	222	186
Total retained loans	$22,969	$24,376	$59,782	$64,009
% of 30+ days past due to total retained loans	3.12%	3.12%	2.40%	2.65%
90 or more days past due and still accruing	$—	$—	$—	$—
90 or more days past due and government guaranteed(b)	—	—	—	—
Nonaccrual loans	481	479	827	784
Current estimated LTV ratios(c)(d)(e)(f)
Greater than 125% and refreshed FICO scores:
Equal to or greater than 660	$350	$363	$6,699	$6,928
Less than 660	176	196	2,251	2,495
101% to 125% and refreshed FICO scores:
Equal to or greater than 660	690	619	9,389	9,403
Less than 660	268	249	2,745	2,873
80% to 100% and refreshed FICO scores:
Equal to or greater than 660	1,955	1,900	12,423	13,333
Less than 660	653	657	2,832	3,155
Less than 80% and refreshed FICO scores:
Equal to or greater than 660	16,199	17,474	20,459	22,527
Less than 660	2,678	2,918	2,984	3,295
U.S. government-guaranteed	—	—	—	—
Total retained loans	$22,969	$24,376	$59,782	$64,009
Geographic region
California	$3,201	$3,348	$13,699	$14,656
New York	3,162	3,272	11,658	12,278
Texas	3,290	3,594	2,036	2,239
Florida	1,033	1,088	3,215	3,470
Illinois	1,553	1,635	3,987	4,248
Ohio	1,871	2,010	1,438	1,568
New Jersey	708	732	3,397	3,617
Michigan	1,101	1,176	1,501	1,618
Arizona	1,393	1,481	2,738	2,979
Washington	737	776	2,017	2,142
All other(g)	4,920	5,264	14,096	15,194
Total retained loans	$22,969	$24,376	$59,782	$64,009
(a) Individual delinquency classifications included mortgage loans insured by U.S. government agencies as follows: current and less than 30 days past due includes  $3.0 billion and  $2.5 billion; 30–149 days past due includes  $1.9 billion and  $2.5 billion; and 150 or more days past due includes  $8.2 billion and  $7.9 billion at June 30, 2011 and December 31, 2010, respectively.

(b)
These balances, which are 90 days or more past due but insured by U.S. government agencies, are excluded from nonaccrual loans. In predominately all cases, 100% of the principal balance of the loans is insured and interest is guaranteed at a specified reimbursement rate subject to meeting agreed servicing guidelines. These amounts are excluded from nonaccrual loans because reimbursement of insured and guaranteed amounts is proceeding normally and is expected to occur. At June 30, 2011, and December 31, 2010, these balances included  $5.7 billion and  $2.8 billion, respectively, of loans that are no longer accruing interest because interest has been curtailed by the U.S. government agencies although, in predominantly all cases, 100% of the principal is still insured. For the remaining balance, interest is being accrued at the guaranteed reimbursement rate.

(c)
Represents the aggregate unpaid principal balance of loans divided by the estimated current property value. Current property values are estimated, at a minimum, quarterly, based on home valuation models utilizing nationally recognized home price index valuation estimates incorporating actual data to the extent available and forecasted data where actual data is not available. These property values do not represent actual appraised loan level collateral values; as such, the resulting ratios are necessarily imprecise and should be viewed as estimates.

(d)	Junior lien represents combined LTV, which considers all available lien positions related to the property. All other products are presented without consideration of subordinate liens on the property.

(e)	Refreshed FICO scores represent each borrower’s most recent credit score, which is obtained by the Firm at least on a quarterly basis.

(f)	For senior lien home equity loans, prior-period amounts have been restated to the current-period presentation.

(g)	At June 30, 2011, and December 31, 2010, included mortgage loans insured by U.S. government agencies of $13.1 billion and $12.9 billion, respectively.

(h)
At June 30, 2011, and December 31, 2010, excluded mortgage loans insured by U.S. government agencies of  $10.1 billion and  $10.3 billion, respectively. These amounts were excluded as reimbursement of insured amounts is proceeding normally.

(table continued from previous page)

Mortgages
Prime, including option ARMs				Subprime		Total residential real estate – excluding PCI
June 30, 2011		December 31, 2010		June 30, 2011	December 31, 2010	June 30, 2011		December 31, 2010

$59,841		$59,223		$8,015	$8,477	$148,453		$153,630
3,130		4,052		896	1,184	5,602		7,158
11,305		11,264		1,530	1,626	13,413		13,423
$74,276		$74,539		$10,441	$11,287	$167,468		$174,211
5.90%	(h)	6.68%	(h)	23.24%	24.90%	5.35%	(h)	5.88%	(h)
$—		$—		$—	$—	$—		$—
9,129		9,417		—	—	9,129		9,417
4,024		4,320		2,058	2,210	7,390		7,793

$3,005		$3,039		$360	$338	$10,414		$10,668
1,477		1,595		1,120	1,153	5,024		5,439

4,683		4,733		528	506	15,290		15,261
1,793		1,775		1,446	1,486	6,252		6,383

10,251		10,720		881	925	25,510		26,878
2,674		2,786		1,761	1,955	7,920		8,553

32,669		32,385		1,989	2,252	71,316		74,638
4,625		4,557		2,356	2,672	12,643		13,442
13,099		12,949		—	—	13,099		12,949
$74,276		$74,539		$10,441	$11,287	$167,468		$174,211

$18,580		$19,278		$1,601	$1,730	$37,081		$39,012
9,817		9,587		1,288	1,381	25,925		26,518
2,731		2,569		323	345	8,380		8,747
4,688		4,840		1,309	1,422	10,245		10,820
3,892		3,765		424	468	9,856		10,116
452		462		254	275	4,015		4,315
2,016		2,026		491	534	6,612		6,909
943		963		266	294	3,811		4,051
1,248		1,320		221	244	5,600		6,024
1,979		2,056		230	247	4,963		5,221
27,930		27,673		4,034	4,347	50,980		52,478
$74,276		$74,539		$10,441	$11,287	$167,468		$174,211

Residential real estate impaired loans and loan modifications – excluding PCI loans
The Firm is participating in the U.S. Treasury’s Making Home Affordable (“MHA”) programs and is continuing to expand its other loss-mitigation efforts for financially distressed borrowers who do not qualify for the MHA programs. For further information, see Note 14 on pages 220–238 of JPMorgan Chase’s 2010 Annual Report.
The tables below set forth information about the Firm’s residential real estate impaired loans, excluding PCI. These loans are considered to be impaired as they have been modified in a TDR. All impaired loans are evaluated for an asset-specific allowance as described in Note 14 on pages 149–150 of this Form 10-Q.

	Home equity				Mortgages
	Senior lien		Junior lien		Prime, including option ARMs		Subprime		Total residential real estate – excluding PCI
(in millions)	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010
Impaired loans(a)(b)
With an allowance	$244	$211	$489	$258	$2,812	$1,525	$2,666	$2,563	$6,211	$4,557
Without an allowance(c)	17	15	28	25	578	559	177	188	800	787
Total impaired loans(d)	$261	$226	$517	$283	$3,390	$2,084	$2,843	$2,751	$7,011	$5,344
Allowance for loan losses related to impaired loans	$82	$77	$148	$82	$78	$97	$512	$555	$820	$811
Unpaid principal balance of impaired loans(e)	320	265	715	402	4,308	2,751	4,079	3,777	9,422	7,195
Impaired loans on nonaccrual status	53	38	232	63	698	534	695	632	1,678	1,267

(a)	Represents loans modified in a TDR. These modifications generally provided interest rate concessions to the borrower or deferral of principal repayments.

(b)	There were no additional commitments to lend to borrowers whose loans have been modified in TDRs as of June 30, 2011, and December 31, 2010.

(c)
When discounted cash flows or collateral value equals or exceeds the recorded investment in the loan, the loan does not require an allowance.     This result typically occurs when an impaired loan has been partially charged off.

(d)
At June 30, 2011, and December 31, 2010,  $3.5 billion and  $3.0 billion, respectively, of loans modified subsequent to repurchase from Ginnie Mae in accordance with the standards of the appropriate government agency (i.e., Federal Housing Administration (“FHA”), U.S. Department of Veterans Affairs (“VA”), Rural Housing Administration (“RHA”)) were excluded from loans accounted for as TDRs. When such loans perform subsequent to modification in accordance with Ginnie Mae guidelines, they are generally sold back into Ginnie Mae loan pools. Modified loans that do not re-perform become subject to foreclosure.

(e)
Represents the contractual amount of principal owed at June 30, 2011, and December 31, 2010. The unpaid principal balance differs from the impaired loan balances due to various factors, including charge-offs; net deferred loan fees or costs; and unamortized discounts or premiums on purchased loans.

The following table presents average impaired loans and the related interest income reported by the Firm.

Three months ended June 30,	Average impaired loans		Interest income on impaired loans(a)		Interest income on impaired loans on a cash basis(a)
(in millions)	2011	2010	2011	2010	2011	2010
Home equity
Senior lien	$245	$221	$2	$3	$1	$1
Junior lien	469	255	4	5	1	1
Mortgages
Prime, including option ARMs	3,216	1,365	33	12	3	4
Subprime	2,787	2,475	37	29	3	6
Total residential real estate – excluding PCI	$6,717	$4,316	$76	$49	$8	$12

Six months ended June 30,	Average impaired loans		Interest income on impaired loans(a)		Interest income on impaired loans on a cash basis(a)
(in millions)	2011	2010	2011	2010	2011	2010
Home equity
Senior lien	$238	$193	$5	$5	$1	$1
Junior lien	411	262	8	8	1	1
Mortgages
Prime, including option ARMs	2,848	1,171	59	29	6	5
Subprime	2,769	2,340	71	56	6	10
Total residential real estate – excluding PCI	$6,266	$3,966	$143	$98	$14	$17
(a) Generally, interest income on loans modified in a TDR is recognized on a cash basis until such time as the borrower has made a minimum of six payments under the new terms. As of June 30, 2011 and 2010, loans of  $938 million and  $1.0 billion, respectively, were TDRs for which the borrowers had not yet made six payments under their modified terms.
Other consumer loans
The tables below provide information for other consumer retained loan classes, including auto, business banking and student loans.

	Auto		Business banking		Student and other				Total other consumer
(in millions, except ratios)	Jun 30, 2011	Dec 31, 2010	Jun 30, 2011	Dec 31, 2010	Jun 30, 2011		Dec 31, 2010		Jun 30, 2011		Dec 31, 2010
Loan delinquency(a)
Current and less than 30 days past due	$46,339	$47,778	$16,658	$16,240	$13,554		$13,998		$76,551		$78,016
30–119 days past due	450	579	299	351	742		795		1,491		1,725
120 or more days past due	7	10	184	221	474		518		665		749
Total retained loans	$46,796	$48,367	$17,141	$16,812	$14,770		$15,311		$78,707		$80,490
% of 30+ days past due to total retained loans	0.98%	1.22%	2.82%	3.40%	1.68%	(d)	1.61%	(d)	1.51%	(d)	1.75%	(d)
90 or more days past due and still accruing (b)	$—	$—	$—	$—	$558		$625		$558		$625
Nonaccrual loans	111	141	770	832	79		67		960		1,040
Geographic region
California	$4,260	$4,307	$1,114	$851	$1,286		$1,330		$6,660		$6,488
New York	3,616	3,875	2,865	2,877	1,267		1,305		7,748		8,057
Texas	4,423	4,505	2,612	2,550	1,219		1,273		8,254		8,328
Florida	1,833	1,923	248	220	696		722		2,777		2,865
Illinois	2,413	2,608	1,331	1,320	915		940		4,659		4,868
Ohio	2,738	2,961	1,602	1,647	970		1,010		5,310		5,618
New Jersey	1,804	1,842	233	422	488		502		2,525		2,766
Michigan	2,308	2,434	1,387	1,401	699		729		4,394		4,564
Arizona	1,526	1,499	1,190	1,218	366		387		3,082		3,104
Washington	731	716	142	115	270		279		1,143		1,110
All other	21,144	21,697	4,417	4,191	6,594		6,834		32,155		32,722
Total retained loans	$46,796	$48,367	$17,141	$16,812	$14,770		$15,311		$78,707		$80,490
Loans by risk ratings(c)
Noncriticized	$5,702	$5,803	$11,114	$10,351	NA		NA		$16,816		$16,154
Criticized performing	191	265	827	982	NA		NA		1,018		1,247
Criticized nonaccrual	1	12	557	574	NA		NA		558		586

(a)
Loans insured by U.S. government agencies under the Federal Family Education Loan Program (“FFELP”) are included in the delinquency classifications presented based on their payment status. Prior-period amounts have been revised to conform to the current-period presentation.

(b)	These amounts represent student loans, which are insured by U.S. government agencies under the FFELP. These amounts were accruing as reimbursement of insured amounts is proceeding normally.

(c)	For risk-rated business banking and auto loans, the primary credit quality indicator is the risk rating of the loan, including whether the loans are considered to be criticized and/or nonaccrual.

(d)
June 30, 2011, and December 31, 2010, excluded loans 30 days or more past due and still accruing, which are insured by U.S. government agencies under the FFELP, of  $968 million and  $1.1 billion, respectively. These amounts were excluded as reimbursement of insured amounts is proceeding normally.

Other consumer impaired loans
The tables below set forth information about the Firm’s other consumer impaired loans, including risk-rated business banking and auto loans that have been placed on nonaccrual status, and any loan that has been modified in a TDR.

	Auto		Business banking		Total other consumer(c)
(in millions)	Jun 30, 2011	Dec 31, 2010	Jun 30, 2011	Dec 31, 2010	Jun 30, 2011	Dec 31, 2010
Impaired loans
With an allowance	$88	$102	$758	$774	$846	$876
Without an allowance(a)	1	—	—	—	1	—
Total impaired loans	$89	$102	$758	$774	$847	$876
Allowance for loan losses related to impaired loans	$12	$16	$217	$248	$229	$264
Unpaid principal balance of impaired loans(b)	122	132	872	899	994	1,031
Impaired loans on nonaccrual status	39	50	598	647	637	697

(a)
When discounted cash flows, collateral value or market price equals or exceeds the recorded investment in the loan, then the loan does not require an allowance. This typically occurs when the impaired loans have been partially charged off and/or there have been interest payments received and applied to the loan balance.

(b)
Represents the contractual amount of principal owed at June 30, 2011, and December 31, 2010. The unpaid principal balance differs from the impaired loan balances due to various factors, including charge-offs; interest payments received and applied to the principal balance; net deferred loan fees or costs; and unamortized discounts or premiums on purchased loans.

(c)	There were no impaired student and other loans at June 30, 2011, and December 31, 2010.

The following table presents average impaired loans.

	Average impaired loans(b)
	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Auto	$92	$130	$95	$128
Business banking	764	646	768	578
Total other consumer(a)	$856	$776	$863	$706
(a) There were no student and other loans modified in TDRs at June 30, 2011 and 2010.
(b) The related interest income on impaired loans, including those on cash basis, was not material for the three and six months ended June 30, 2011 and 2010.
The following table provides information about the Firm’s other consumer loans modified in TDRs. These TDR loans are included as impaired loans in the tables above.

	Auto		Business banking		Total other consumer(c)
(in millions)	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
Loans modified in troubled debt restructurings(a)(b)	$88	$91	$429	$395	$517	$486
TDRs on nonaccrual status	38	39	269	268	307	307

(a)	These modifications generally provided interest rate concessions to the borrower or deferral of principal repayments.

(b)	Additional commitments to lend to borrowers whose loans have been modified in TDRs as of June 30, 2011, and December 31, 2010 were immaterial.

(c)	There were no student and other loans modified in TDRs at June 30, 2011, and December 31, 2010.

Purchased credit-impaired (“PCI”) loans
For a detailed discussion of PCI loans, including the related accounting policies, see Note 14 on pages 220–238 of JPMorgan Chase’s 2010 Annual Report.
Residential real estate – PCI loans
The table below sets forth information about the Firm’s consumer, excluding credit card PCI loans.

	Home equity		Prime mortgage		Subprime mortgage		Option ARMs		Total PCI
(in millions, except ratios)	Jun 30, 2011	Dec 31, 2010	Jun 30, 2011	Dec 31, 2010	Jun 30, 2011	Dec 31, 2010	Jun 30, 2011	Dec 31, 2010	Jun 30, 2011	Dec 31, 2010
Carrying value(a)	$23,535	$24,459	$16,200	$17,322	$5,187	$5,398	$24,072	$25,584	$68,994	$72,763
Related allowance for loan losses(b)	1,583	1,583	1,766	1,766	98	98	1,494	1,494	4,941	4,941
Loan delinquency (based on unpaid principal balance)
Current and less than 30 days past due	$24,223	$25,783	$12,396	$13,035	$4,364	$4,312	$18,208	$18,672	$59,191	$61,802
30–149 days past due	1,114	1,348	1,129	1,468	793	1,020	1,636	2,215	4,672	6,051
150 or more days past due	1,274	1,181	3,948	4,425	2,520	2,710	8,601	9,904	16,343	18,220
Total loans	$26,611	$28,312	$17,473	$18,928	$7,677	$8,042	$28,445	$30,791	$80,206	$86,073
% of 30+ days past due to total loans	8.97%	8.93%	29.06%	31.13%	43.15%	46.38%	35.99%	39.36%	26.20%	28.20%
Current estimated LTV ratios (based on unpaid principal balance)(c)(d)(e)
Greater than 125% and refreshed FICO scores:
Equal to or greater than 660	$6,066	$6,289	$2,168	$2,400	$450	$432	$2,377	$2,681	$11,061	$11,802
Less than 660	3,635	4,043	2,604	2,744	2,072	2,129	5,595	6,330	13,906	15,246
101% to 125% and refreshed FICO scores:
Equal to or greater than 660	5,733	6,053	3,466	3,815	424	424	4,016	4,292	13,639	14,584
Less than 660	2,546	2,696	2,814	3,011	1,661	1,663	4,695	5,005	11,716	12,375
80% to 100% and refreshed FICO scores:
Equal to or greater than 660	3,704	3,995	1,870	1,970	341	374	3,849	4,152	9,764	10,491
Less than 660	1,383	1,482	1,690	1,857	1,365	1,477	3,418	3,551	7,856	8,367
Lower than 80% and refreshed FICO scores:
Equal to or greater than 660	2,503	2,641	1,306	1,443	178	186	2,163	2,281	6,150	6,551
Less than 660	1,041	1,113	1,555	1,688	1,186	1,357	2,332	2,499	6,114	6,657
Total unpaid principal balance	$26,611	$28,312	$17,473	$18,928	$7,677	$8,042	$28,445	$30,791	$80,206	$86,073
Geographic region (based on unpaid principal balance)
California	$16,002	$17,012	$9,981	$10,891	$1,824	$1,971	$14,811	$16,130	$42,618	$46,004
New York	1,245	1,316	1,064	1,111	721	736	1,623	1,703	4,653	4,866
Texas	487	525	176	194	420	435	147	155	1,230	1,309
Florida	2,449	2,595	1,407	1,519	880	906	3,581	3,916	8,317	8,936
Illinois	591	627	535	562	427	438	741	760	2,294	2,387
Ohio	34	38	86	91	119	122	119	131	358	382
New Jersey	506	540	467	486	308	316	1,020	1,064	2,301	2,406
Michigan	88	95	255	279	199	214	297	345	839	933
Arizona	504	539	299	359	145	165	441	528	1,389	1,591
Washington	1,445	1,535	422	451	174	178	704	745	2,745	2,909
All other	3,260	3,490	2,781	2,985	2,460	2,561	4,961	5,314	13,462	14,350
Total unpaid principal balance	$26,611	$28,312	$17,473	$18,928	$7,677	$8,042	$28,445	$30,791	$80,206	$86,073

(a)	Carrying value includes the effect of fair value adjustments that were applied to the consumer PCI portfolio at the date of acquisition.

(b)
Management concluded as part of the Firm’s regular assessment of the PCI loan pools that it was probable that higher expected principal credit losses would result in a decrease in expected cash flows. As a result, an allowance for loan losses for impairment of these pools has been recognized.

(c)
Represents the aggregate unpaid principal balance of loans divided by the estimated current property value. Current property values are estimated, at a minimum, quarterly, based on home valuation models utilizing nationally recognized home price index valuation estimates incorporating actual data to the extent available and forecasted data where actual data is not available. These property values do not represent actual appraised loan level collateral values; as such, the resulting ratios are necessarily imprecise and should be viewed as estimates. Current estimated combined LTV for junior lien home equity loans considers all available lien positions related to the property.

(d)	Refreshed FICO scores represent each borrower’s most recent credit score obtained by the Firm. The Firm obtains refreshed FICO scores at least quarterly.

(e)	For home equity loans, prior-period amounts have been restated to conform to the current-period presentation.

The table below sets forth the accretable yield activity for the Firm’s PCI consumer loans for the six months ended June 30, 2011 and 2010, and represents the Firm’s estimate of gross interest income expected to be earned over the remaining life of the PCI loan portfolios. This table excludes the cost to fund the PCI portfolios, and therefore does not represent net interest income expected to be earned on these portfolios.

	Total PCI
	Three months ended June 30,		Six months ended June 30,
(in millions, except ratios)	2011	2010	2011	2010
Beginning balance	$18,816	$20,571	$19,097	$25,544
Accretion into interest income	(706)	(787)	(1,410)	(1,673)
Changes in interest rates on variable-rate loans	(181)	(333)	(213)	(727)
Other changes in expected cash flows(a)	154	170	609	(3,523)
Balance at June 30	$18,083	$19,621	$18,083	$19,621
Accretable yield percentage	4.36%	4.20%	4.32%	4.39%

(a)
Other changes in expected cash flows may vary from period to period as the Firm continues to refine its cash flow model and periodically updates model assumptions. For the six months ended June 30, 2011, other changes in expected cash flows were principally driven by changes in prepayment assumptions. For the six months ended June 30, 2010, other changes in expected cash flows were principally driven by changes in prepayment assumptions, as well as reclassification to the nonaccretable difference. Changes to prepayment assumptions change the expected remaining life of the portfolio, which drives changes in expected future interest cash collections. Such changes do not have a significant impact on the accretable yield percentage.

The factors that most significantly affect estimates of gross cash flows expected to be collected, and accordingly the accretable yield balance, include: (i) changes in the benchmark interest rate indices for variable-rate products such as option ARM and home equity loans; and (ii) changes in prepayment assumptions.
Since the date of acquisition, the decrease in the accretable yield percentage has been primarily related to a decrease in interest rates on variable-rate loans and, to a lesser extent, extended loan liquidation periods. Certain events, such as extended loan liquidation periods, affect the timing of expected cash flows but not the amount of cash expected to be received (i.e., the accretable yield balance). Extended loan liquidation periods reduce the accretable yield percentage because the same accretable yield balance is recognized against a higher-than-expected loan balance over a longer-than-expected period of time
Credit card loan portfolio
The credit card portfolio segment includes credit card loans originated and purchased by the Firm, including those acquired in the Washington Mutual transaction. Delinquency rates are the primary credit quality indicator for credit card loans. In addition to delinquency rates, the geographic distribution of the loans provides insight as to the credit quality of the portfolio based on the regional economy.
The borrower’s credit score is another general indicator of credit quality. Because the credit score tends to be a lagging indicator of credit quality, the Firm does not use credit scores as a primary indicator of credit quality. For more information on credit quality indicators, see Note 14 on pages 220–238 of JPMorgan Chase’s 2010 Annual Report. The Firm generally originates new card accounts to prime consumer borrowers. However, certain cardholders’ refreshed FICO scores may change over time, depending on the performance of the cardholder and changes in credit score technology.
The table below sets forth information about the Firm’s Credit Card loans.

	Chase, excluding Washington Mutual portfolio(c)		Washington Mutual portfolio(c)		Total credit card
(in millions, except ratios)	Jun 30, 2011	Dec 31, 2010	Jun 30, 2011	Dec 31, 2010	Jun 30, 2011	Dec 31, 2010
Loan delinquency(a)
Current and less than 30 days past due and still accruing	$110,676	$117,248	$11,107	$12,670	$121,783	$129,918
30 - 89 days past due and still accruing	1,487	2,092	301	459	1,788	2,551
90 or more days past due and still accruing	1,601	2,449	349	604	1,950	3,053
Nonaccrual loans	2	2	—	—	2	2
Total retained loans	$113,766	$121,791	$11,757	$13,733	$125,523	$135,524
Loan delinquency ratios
% of 30 plus days past due to total retained loans	2.71%	3.73%	5.53%	7.74%	2.98%	4.14%
% of 90 plus days past due to total retained loans	1.41	2.01	2.97	4.40	1.55	2.25
Credit card loans by geographic region
California	$14,421	$15,454	$2,256	$2,650	$16,677	$18,104
New York	9,000	9,540	885	1,032	9,885	10,572
Texas	8,812	9,217	868	1,006	9,680	10,223
Florida	6,192	6,724	987	1,165	7,179	7,889
Illinois	6,648	7,077	466	542	7,114	7,619
New Jersey	4,743	5,070	422	494	5,165	5,564
Ohio	4,622	5,035	343	401	4,965	5,436
Pennsylvania	4,123	4,521	364	424	4,487	4,945
Michigan	3,595	3,956	233	273	3,828	4,229
Virginia	2,841	3,020	254	295	3,095	3,315
Georgia	2,596	2,834	339	398	2,935	3,232
Washington	1,959	2,053	380	438	2,339	2,491
All other	44,214	47,290	3,960	4,615	48,174	51,905
Total retained loans	$113,766	$121,791	$11,757	$13,733	$125,523	$135,524
Percentage of portfolio based on carrying value with estimated refreshed FICO scores(b)
Equal to or greater than 660	82.7%	80.6%	60.4%	56.4%	80.4%	77.9%
Less than 660	17.3	19.4	39.6	43.6	19.6	22.1

(a)
The Firm’s policy is generally to exempt credit card loans from being placed on nonaccrual status as permitted by regulatory guidance. Under guidance issued by the Federal Financial Institutions Examination Council (“FFIEC"), credit card loans are charged off by the end of the month in which the account becomes 180 days past due or within 60 days from receiving notification about a specified event (e.g., bankruptcy of the borrower), whichever is earlier.

(b)
Refreshed FICO scores are estimated based on a statistically significant random sample of credit card accounts in the credit card portfolio for the period shown. The Firm obtains refreshed FICO scores at least quarterly.

(c)	Includes billed finance charges and fees net of an allowance for uncollectible amounts.
Credit card impaired loans
For a detailed discussion of impaired credit card loans, including credit card loan modifications, see Note 14 on pages 220–238 of JPMorgan Chase’s 2010 Annual Report.
The tables below set forth information about the Firm’s impaired credit card loans. All of these loans are considered to be impaired as they have been modified in TDRs. Based on historical experience, the estimated weighted-average ultimate default rate for modified credit card loans was 37.40% at June 30, 2011 and 36.45% at December 31, 2010.

	Chase, excluding Washington Mutual portfolio		Washington Mutual portfolio		Total credit card
(in millions)	Jun 30, 2011	Dec 31, 2010	Jun 30, 2011	Dec 31, 2010	Jun 30, 2011	Dec 31, 2010
Impaired loans with an allowance(a)(b)
Credit card loans with modified payment terms(c)	$5,820	$6,685	$1,345	$1,570	$7,165	$8,255
Modified credit card loans that have reverted to pre-modification payment terms(d)	1,083	1,439	236	311	1,319	1,750
Total impaired loans	$6,903	$8,124	$1,581	$1,881	$8,484	$10,005
Allowance for loan losses related to impaired loans	$2,765	$3,175	$686	$894	$3,451	$4,069

(a)	The carrying value and the unpaid principal balance are the same for credit card impaired loans.

(b)	There were no impaired loans without an allowance.

(c)	Represents credit card loans outstanding to borrowers enrolled in a credit card modification program as of the date presented.

(d)
Represents credit card loans that were modified in TDRs but that have subsequently reverted back to the loans’ pre-modification payment terms. At June 30, 2011, and December 31, 2010, approximately  $850 million and  $1.2 billion, respectively, of loans have reverted back to the pre-modification payment terms of the loans due to noncompliance with the terms of the modified loans. A substantial portion of these loans is expected to be charged-off in accordance with the Firm’s standard charge-off policy. The remaining  $469 million and  $590 million at June 30, 2011, and December 31, 2010, respectively, of these loans are to borrowers who have successfully completed a short-term modification program. The Firm continues to report these loans as TDRs since the borrowers’ credit lines remain closed.

The following table presents average balances of impaired credit card loans and interest income recognized on those loans.

	Average impaired loans				Interest income on impaired loans(a)
	Three months ended June 30,		Six months ended June 30,		Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010	2011	2010	2011	2010
Chase, excluding Washington Mutual portfolio	$7,205	$8,965	$7,456	$8,938	$94	$121	$195	$240
Washington Mutual portfolio	1,659	2,022	1,721	1,997	27	31	56	62
Total credit card	$8,864	$10,987	$9,177	$10,935	$121	$152	$251	$302

(a)
As permitted by regulatory guidance, credit card loans are generally exempt from being placed on nonaccrual status; accordingly, interest and fees related to credit card loans continue to accrue until the loan is charged off or paid in full. However, the Firm separately establishes an allowance for the estimated uncollectible portion of billed and accrued interest and fee income on credit card loans.

Allowance For Credit Losses	6 Months Ended
Jun. 30, 2011
Allowance For Credit Losses [Abstract]
ALLOWANCE FOR CREDIT LOSSES
ALLOWANCE FOR CREDIT LOSSES
For detailed discussion of the allowance for credit losses and the related accounting policies, see Note 15 on pages 239–243 of JPMorgan Chase’s 2010 Annual Report.
Allowance for credit losses and loans and lending-related commitments by impairment methodology
The table below summarizes information about the allowance for loan losses and the loans by impairment methodology.

	2011					2010
Six months ended June 30, (in millions)	Wholesale	Consumer, excluding credit card		Credit card	Total	Wholesale	Consumer, excluding credit card		Credit card	Total
Allowance for loan losses
Beginning balance at January 1,	$4,761	$16,471		$11,034	$32,266	$7,145	$14,785		$9,672	$31,602
Cumulative effect of change in accounting principles(a)	—	—		—	—	14	127		7,353	7,494
Gross charge-offs	387	2,817		4,762	7,966	1,278	4,429		8,945	14,652
Gross recoveries	(142)	(275)		(726)	(1,143)	(88)	(228)		(712)	(1,028)
Net charge-offs	245	2,542		4,036	6,823	1,190	4,201		8,233	13,624
Provision for loan losses	(414)	2,446		1,036	3,068	(812)	5,450		5,733	10,371
Other	(11)	12		8	9	(9)	3		(1)	(7)
Ending balance at June 30,	$4,091	$16,387		$8,042	$28,520	$5,148	$16,164		$14,524	$35,836
Allowance for loan losses by impairment methodology
Asset-specific(b)(c)(d)	$749	$1,049		$3,451	$5,249	$1,324	$1,091		$4,846	$7,261
Formula-based(d)	3,342	10,397		4,591	18,330	3,824	12,262		9,678	25,764
PCI	—	4,941		—	4,941	—	2,811		—	2,811
Total allowance for loan losses	$4,091	$16,387		$8,042	$28,520	$5,148	$16,164		$14,524	$35,836
Loans by impairment methodology
Asset-specific	$3,380	$7,858		$8,484	$19,722	$5,661	$5,428		$10,887	$21,976
Formula-based	240,790	238,317		117,039	596,146	207,232	256,900		132,107	596,239
PCI	54	68,994		—	69,048	94	76,901		—	76,995
Total retained loans	$244,224	$315,169		$125,523	$684,916	$212,987	$339,229		$142,994	$695,210

Impaired collateral-dependent loans
Net charge-offs(e)	$59	$53		$—	$112	$297	$227		$—	$524
Loans measured at fair value of collateral less cost to sell(e)	1,144	863	(f)	—	2,007	2,064	801	(f)	—	2,865

(a)
Effective January 1, 2010, the Firm adopted accounting guidance related to VIEs. Upon adoption of the guidance, the Firm consolidated its Firm-sponsored credit card securitization trusts, its Firm-administered multi-seller conduits and certain other consumer loan securitization entities, primarily mortgage-related. As a result,  $7.4 billion,  $14 million and  $127 million, respectively, of allowance for loan losses were recorded on-balance sheet with the consolidation of these entities. For further discussion, see Note 16 on pages 244–259 of JPMorgan Chase’s 2010 Annual Report.

(b)	Relates to risk-rated loans that have been placed on nonaccrual status and loans that have been modified in a troubled debt restructuring.

(c)
At June 30, 2011 and 2010, the asset-specific consumer excluding credit card allowance for loan losses included troubled debt restructuring reserves of  $962 million and  $946 million, respectively. The asset-specific credit card allowance for loan losses is related to loans modified in TDRs.

(d)
At June 30, 2011 and 2010, the Firm’s allowance for loan losses on all impaired credit card loans was reclassified to the asset-specific allowance. This reclassification has no incremental impact on the Firm’s allowance for loan losses. Prior periods have been revised to reflect the current presentation.

(e)	Prior periods have been revised to conform with the current presentation.

(f)
Includes collateral-dependent residential mortgage loans that are charged off to the fair value of the underlying collateral less cost to sell. These loans are considered collateral-dependent under regulatory guidance because they involve modifications where an interest-only period is provided or a significant portion of principal is deferred.

The table below summarizes information about the allowance for lending-related commitments and lending-related commitments by impairment methodology.

	2011				2010
Six months ended June 30, (in millions)	Wholesale	Consumer, excluding credit card	Credit Card	Total	Wholesale	Consumer, excluding credit card	Credit Card	Total
Allowance for lending-related commitments
Beginning balance at January 1,	$711	$6	$—	$717	$927	$12	$—	$939
Cumulative effect of change in accounting principles(a)	—	—	—	—	(18)	—	—	(18)
Provision for lending-related commitments	(89)	—	—	(89)	4	(2)	—	2
Other	(2)	—	—	(2)	(11)	—	—	(11)
Ending balance at June 30,	$620	$6	$—	$626	$902	$10	$—	$912
Allowance for lending-related commitments by impairment methodology
Asset-specific	$144	$—	$—	$144	$248	$—	$—	$248
Formula-based	476	6	—	482	654	10	—	664
Total allowance for lending-related commitments	$620	$6	$—	$626	$902	$10	$—	$912
Lending-related commitments by impairment methodology
Asset-specific	$793	$—	$—	$793	$1,195	$—	$—	$1,195
Formula-based	364,896	64,649	535,625	965,170	323,357	69,499	550,442	943,298
Total lending-related commitments	$365,689	$64,649	$535,625	$965,963	$324,552	$69,499	$550,442	$944,493

(a)
Effective January 1, 2010, the Firm adopted accounting guidance related to VIEs. Upon adoption of the guidance, the Firm consolidated its administered multi-seller conduits. As a result, related assets are now primarily recorded in loans and other assets on the Consolidated Balance Sheets.

Variable Interest Entities	6 Months Ended
Jun. 30, 2011
Variable Interest Entities [Abstract]
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES
For a further description of JPMorgan Chase’s accounting policies regarding consolidation of VIEs, and a detailed discussion of the Firm’s principal involvement with VIEs, see Note 1 on pages 164–165, and Note 16 on pages 244–259, respectively, of JPMorgan Chase’s 2010 Annual Report.
The following table summarizes the most significant types of Firm-sponsored VIEs by business segment.

Line-of-Business	Transaction Type	Activity	Form 10-Q page reference
Card	Credit card securitization trusts	Securitization of both originated and purchased credit card receivables	151
	Other securitization trusts	Securitization of originated automobile and student loans	151-153
RFS	Mortgage securitization trusts	Securitization of originated and purchased residential mortgages	151–153
IB	Mortgage and other securitization trusts	Securitization of both originated and purchased residential and commercial mortgages, automobile and student loans	151–153
	Multi-seller conduits Investor intermediation activities:	Assist clients in accessing the financial markets in a cost-efficient manner and structures transactions to meet investor needs	153
	Municipal bond vehicles		153–154
	Credit-related note and asset swap vehicles		154
The Firm also invests in and provides financing and other services to VIEs sponsored by third parties, as described on page 154 of this Note and on page 253 of JPMorgan Chase’s 2010 Annual Report.
Significant Firm-sponsored variable interest entities
Credit card securitizations
For a more detailed discussion of JPMorgan Chase’s involvement with credit card securitizations, see pages 245–246 of JPMorgan Chase’s 2010 Annual Report.
As a result of the Firm’s continuing involvement, the Firm is considered to be the primary beneficiary of its Firm-sponsored credit card securitization trusts. This includes the Firm’s primary card securitization trust, Chase Issuance Trust. The Firm consolidated  $52.7 billion and  $68.5 billion of assets held by Firm-sponsored credit-card securitization trusts and  $35.7 billion and  $44.3 billion of beneficial interests issued to third parties at June 30, 2011, and December 31, 2010.
The underlying securitized credit card receivables and other assets are available only for payment of the beneficial interests issued by the securitization trusts; they are not available to pay the Firm’s other obligations or the claims of the Firm’s other creditors.
Firm-sponsored mortgage and other securitization trusts
For a detailed description of the Firm’s involvement with Firm-sponsored mortgage and other securitization trusts, as well as the accounting treatment related to such trusts, see Note 16 on page 246 of JPMorgan Chase’s 2010 Annual Report.
The following table presents the total unpaid principal amount of assets held in Firm-sponsored securitization entities in which the Firm has continuing involvement, including those that are consolidated or not consolidated by the Firm. Continuing involvement includes servicing the loans; holding senior interests or subordinated interests; recourse or guarantee arrangements; and derivative transactions. In certain instances, the Firm’s only continuing involvement is servicing the loans. In the table below, the amount of beneficial interests held by JPMorgan Chase does not equal the assets held in nonconsolidated VIEs because of the existence of beneficial interests held by third parties, which are reflected at their current outstanding par amounts; and because a portion of the Firm’s retained interests (trading assets and AFS securities) are reflected at their fair values. See Securitization activity on pages 156–158 of this Note for further information regarding the Firm’s cash flows with and interests retained in nonconsolidated VIEs.

	Principal amount outstanding				JPMorgan Chase interest in securitized assets in nonconsolidated VIEs(d)(e)(f)(g)(h)
June 30, 2011(a) (in billions)	Total assets held by securitization VIEs	Assets held in consolidated securitization VIEs	Assets held in nonconsolidated securitization VIEs with continuing involvement		Trading assets	AFS securities	Total interests held by JPMorgan Chase
Securitization-related
Residential mortgage:
Prime(b)	$140.3	$2.2	$132.0		$0.7	$—	$0.7
Subprime	41.6	1.4	38.5		—	—	—
Option ARMs	33.7	0.3	33.4		—	—	—
Commercial and other(c)	144.3	—	96.4		1.6	0.7	2.3
Student	4.3	4.3	—		—	—	—
Total	$364.2	$8.2	$300.3	(i)	$2.3	$0.7	$3.0

	Principal amount outstanding				JPMorgan Chase interest in securitized assets in nonconsolidated VIEs(d)(e)(f)(g)(h)
December 31, 2010(a) (in billions)	Total assets held by securitization VIEs	Assets held in consolidated securitization VIEs	Assets held in nonconsolidated securitization VIEs with continuing involvement		Trading assets	AFS securities	Total interests held by JPMorgan Chase
Securitization-related
Residential mortgage:
Prime(b)	$153.1	$2.2	$143.8		$0.7	$—	$0.7
Subprime	44.0	1.6	40.7		—	—	—
Option ARMs	36.1	0.3	35.8		—	—	—
Commercial and other(c)	153.4	—	106.2		2.0	0.9	2.9
Student	4.5	4.5	—		—	—	—
Total	$391.1	$8.6	$326.5	(i)	$2.7	$0.9	$3.6

(a)	Excludes loan sales to U.S. government agencies. See page 157 of this Note for information on the Firm’s loan sales to U.S. government agencies.

(b)	Includes Alt-A loans.

(c)
Consists of securities backed by commercial loans (predominantly real estate) and non-mortgage-related consumer receivables purchased from third parties. The Firm generally does not retain a residual interest in its sponsored commercial mortgage securitization transactions. Includes co-sponsored commercial securitizations and, therefore, includes non-JPMorgan Chase-originated commercial mortgage loans.

(d)	Excludes retained servicing (for a discussion of MSRs, see Note 16 on pages 159–163 of this Form 10-Q) and securities retained from loan sales to U.S. government agencies.

(e)
Excludes senior and subordinated securities of  $165 million and  $28 million, respectively, at June 30, 2011, and  $182 million and  $18 million, respectively, at December 31, 2010, which the Firm purchased in connection with IB’s secondary market-making activities.

(f)
Excludes interest rate and foreign exchange derivatives primarily used to manage the interest rate and foreign exchange risks of the securitization entities. See Note 5 on pages 117–124 of this Form 10-Q for further information on derivatives.

(g)	Includes interests held in re-securitization transactions.

(h)
As of June 30, 2011, and December 31, 2010, 66% and 66%, respectively of the Firm’s retained securitization interests, which are carried at fair value, were risk-rated “A” or better, on an S&P-equivalent basis. This includes  $175 million and  $157 million of investment-grade and  $480 million and  $552 million of noninvestment-grade retained interests in prime residential mortgages at June 30, 2011, and December 31, 2010, respectively, and  $2.0 billion and  $2.6 billion of investment-grade and  $282 million and  $250 million of noninvestment-grade retained interests in commercial and other securitization trusts.

(i)
The Firm does not consolidate a mortgage securitization when it is not the servicer (and therefore does not have the power to direct the most significant activities of the trust) or does not hold a beneficial interest in the trust that could potentially be significant to the trust. At June 30, 2011, and December 31, 2010, the Firm did not consolidate any of the assets of the Firm-sponsored nonconsolidated residential mortgage securitization VIEs, in which the Firm has continuing involvement, primarily due to the fact that the Firm did not hold an interest in these trusts that could potentially be significant to the trusts. Additionally, for the commercial mortgage securitization-related VIEs, the Firm does not service the loans, and thus does not consolidate the VIEs.

Re-securitizations
The Firm also engages in certain re-securitization transactions in which debt securities are transferred to a VIE in exchange for new beneficial interests. These transfers occur to both agency (Fannie Mae, Freddie Mac and Ginnie Mae) and nonagency (private-label) sponsored VIEs, which may be backed by either residential or commercial mortgages. The Firm’s consolidation analysis is largely dependent on the Firm’s role and interest in the re-securitization trusts.
Most re-securitizations with which the Firm is involved are client-driven transactions in which a specific client or group of clients are seeking a specific return or risk profile. For these transactions, the Firm has concluded that the decision-making power of the entity is shared between the Firm and its client(s), considering the joint effort and decisions in establishing the re-securitization trust and its assets, as well as the significant economic interest the client holds in the re-securitization trust; therefore the Firm does not consolidate the re-securitization VIE.
In more limited circumstances, the Firm creates a re-securitization trust independently and not in conjunction with specific clients. In these circumstances, the Firm is deemed to have the unilateral ability to direct the most significant activities of the re-securitization trust because of the decisions made during the establishment and design of the trust; therefore, the Firm consolidates the re-securitization VIE if the Firm holds an interest that could potentially be significant.
Additionally, the Firm may invest in beneficial interests of third-party securitizations and generally purchases these interests in the secondary market. In these circumstances, the Firm does not have the unilateral ability to direct the most significant activities of the re-securitization trust, either because it wasn’t involved in the initial design of the trust, or the Firm is involved with an independent third party sponsor and demonstrates shared power over the creation of the trust; therefore, the Firm does not consolidate the re-securitization VIE.
As of June 30, 2011, and December 31, 2010, the Firm did not consolidate any agency re-securitizations. As of June 30, 2011, and December 31, 2010, respectively, the Firm consolidated  $357 million and  $477 million of assets, and  $155 million and  $230 million of liabilities of private-label re-securitizations. As of June 30, 2011, and December 31, 2010, total assets of nonconsolidated Firm-sponsored private-label re-securitizations were  $4.5 billion and  $3.6 billion, respectively. During the three and six months ended June 30, 2011, respectively, the Firm transferred  $8.5 billion and  $17.3 billion of securities to agency VIEs, and zero and  $192 million of securities to private-label VIEs. During the three and six months ended June 30, 2010, respectively, the Firm transferred  $7.8 billion and  $14.3 billion of securities to agency VIEs, and  $663 million and  $1.0 billion of securities to private-label VIEs. At June 30, 2011, and December 31, 2010, respectively, the Firm held approximately  $2.8 billion and  $3.5 billion of interests in nonconsolidated agency re-securitization entities, and  $10 million and  $46 million of senior and subordinated interests in nonconsolidated private-label re-securitization entities. See pages 158 of this Note for further information on interests held in nonconsolidated securitization VIEs.
Multi-seller conduits
For a more detailed description of JPMorgan Chase’s principal involvement with Firm-administered, multi-seller conduits, see Note 16 on pages 249–250 of JPMorgan Chase’s 2010 Annual Report.
As a result of the Firm’s continuing involvement, the Firm consolidates its Firm-administered multi-seller conduits, as the Firm has both the power to direct the significant activities of the conduits and a potentially significant economic interest. The Firm consolidated  $22.2 billion and  $21.7 billion of assets held by Firm-administered multi-seller conduits and  $22.2 billion and  $21.6 billion of beneficial interests in commercial paper issued to third parties at June 30, 2011, and December 31, 2010, respectively.
The Firm provides deal-specific liquidity as well as program-wide liquidity and credit enhancement to the Firm-administered multi-seller conduits, which have been eliminated in consolidation. The Firm-administered multi-seller conduits then provide certain of their clients with lending-related commitments. The unfunded portion of these commitments was  $11.3 billion and  $10.0 billion at June 30, 2011, and December 31, 2010, respectively, and are included as off-balance sheet lending-related commitments. For more information on off-balance sheet lending-related commitments, see Note 21 on pages 167–171 of this Form 10-Q.
VIEs associated with investor intermediation activities
Municipal bond vehicles
For a more detailed description of JPMorgan Chase’s principal involvement with municipal bond vehicles, see Note 16 on pages 250–251 of JPMorgan Chases 2010 Annual Report.
The Firm’s exposure to nonconsolidated municipal bond VIEs at June 30, 2011, and December 31, 2010, including the ratings profile of the VIEs’ assets, was as follows.

(in billions)	Fair value of assets held by VIEs	Liquidity facilities(a)	Excess/(deficit)(b)	Maximum exposure
Nonconsolidated municipal bond vehicles
June 30, 2011	$12.9	$7.9	$5.0	$7.9
December 31, 2010	13.7	8.8	4.9	8.8

	Ratings profile of VIE assets(c)					Fair value of assets held by VIEs	Wt. avg. expected life of assets (years)
	Investment-grade				Noninvestment grade
(in billions, except where otherwise noted)	AAA to AAA-	AA+ to AA-	A+ to A-	BBB to BB-	BB+ and below
June 30, 2011	$1.7	$10.5	$0.7	$—	$—	$12.9	9.8
December 31, 2010	1.9	11.2	0.6	—	—	13.7	15.5

(a)
The Firm may serve as credit enhancement provider to municipal bond vehicles in which it serves as liquidity provider. The Firm provided insurance on underlying municipal bonds, in the form of letters of credit, of  $10 million at both June 30, 2011, and December 31, 2010.

(b)	Represents the excess/(deficit) of the fair values of municipal bond assets available to repay the liquidity facilities, if drawn.

(c)	The ratings scale is based on the Firm’s internal risk ratings and is presented on an S&P-equivalent basis.
The Firm consolidated  $3.3 billion and  $4.6 billion of municipal bond vehicles as of June 30, 2011, and December 31, 2010, respectively, due to the Firm owning the residual interests.
Credit-related note and asset swap vehicles
For a more detailed description of JPMorgan Chase’s principal involvement with credit-related note and asset swap vehicles, see Note 16 on pages 244–259 of JPMorgan Chase’s 2010 Annual Report.
Exposure to nonconsolidated credit-related note and asset swap VIEs at June 30, 2011, and December 31, 2010, was as follows.

June 30, 2011 (in billions)	Net derivative receivables	Trading assets(a)	Total exposure(b)	Par value of collateral held by VIEs(c)
Credit-related notes
Static structure	$0.7	$—	$0.7	$10.9
Managed structure	2.1	0.1	2.2	9.5
Total credit-related notes	2.8	0.1	2.9	20.4
Asset swaps	0.4	—	0.4	7.5
Total	$3.2	$0.1	$3.3	$27.9
December 31, 2010 (in billions)	Net derivative receivables	Trading assets(a)	Total exposure(b)	Par value of collateral held by VIEs(c)
Credit-related notes
Static structure	$1.0	$—	$1.0	$9.5
Managed structure	2.8	—	2.8	10.7
Total credit-related notes	3.8	—	3.8	20.2
Asset swaps	0.3	—	0.3	7.6
Total	$4.1	$—	$4.1	$27.8

(a)	Trading assets principally comprise notes issued by VIEs, which from time to time are held as part of the termination of a deal or to support limited market-making.

(b)	On-balance sheet exposure that includes net derivative receivables and trading assets – debt and equity instruments.

(c)
The Firm’s maximum exposure arises through the derivatives executed with the VIEs; the exposure varies over time with changes in the fair value of the derivatives. The Firm relies on the collateral held by the VIEs to pay any amounts due under the derivatives; the vehicles are structured at inception so that the par value of the collateral is expected to be sufficient to pay amounts due under the derivative contracts.

The Firm consolidated credit-related note vehicles with collateral fair values of  $122 million and  $142 million, at June 30, 2011 and December 31, 2010, respectively. The Firm did not consolidate any asset swap vehicles at June 30, 2011, and December 31, 2010. The Firm consolidated these vehicles because in its role as secondary market-maker, it held positions in these entities that provided the Firm with control of certain vehicles.
VIEs sponsored by third parties
The Firm also invests in and provides financing and other services to VIEs sponsored by third parties, as described on page 253 of JPMorgan Chase’s 2010 Annual Report.
Investment in a third-party credit card securitization trust
The Firm holds two interests in a third-party-sponsored VIE, which is a credit card securitization trust that owns credit card receivables issued by a national retailer. The Firm is not the primary beneficiary of the trust as the Firm does not have the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. The Firm’s interests in the VIEs include investments classified as AFS securities that had a fair value of  $2.9 billion and  $3.1 billion, at June 30, 2011, and December 31, 2010, respectively, and other interests which are classified as loans and have a fair value of approximately  $1.0 billion at both June 30, 2011, and December 31, 2010. For more information on AFS securities and loans, see Notes 11 and 13 on pages 128–132 and 134–148, respectively, of this Form 10-Q.
Consolidated VIE assets and liabilities
The following table presents information on assets and liabilities related to VIEs consolidated by the Firm as of June 30, 2011, and December 31, 2010.

	Assets				Liabilities
June 30, 2011 (in billions)	Trading assets – debt and equity instruments	Loans	Other(c)	Total assets(d)	Beneficial interests in VIE assets(e)	Other(f)	Total liabilities
VIE program type
Firm-sponsored credit card trusts	$—	$51.7	$1.0	$52.7	$35.7	$—	$35.7
Firm-administered multi-seller conduits	—	21.9	0.3	22.2	22.2	—	22.2
Mortgage securitization entities(a)	1.0	2.6	—	3.6	2.0	1.5	3.5
Other(b)	6.1	4.2	1.4	11.7	7.6	0.1	7.7
Total	$7.1	$80.4	$2.7	$90.2	$67.5	$1.6	$69.1

	Assets				Liabilities
December 31, 2010 (in billions)	Trading assets – debt and equity instruments	Loans	Other(c)	Total assets(d)	Beneficial interests in VIE assets(e)	Other(f)	Total liabilities
VIE program type
Firm-sponsored credit card trusts	$—	$67.2	$1.3	$68.5	$44.3	$—	$44.3
Firm-administered multi-seller conduits	—	21.1	0.6	21.7	21.6	0.1	21.7
Mortgage securitization entities(a)	1.8	2.9	—	4.7	2.4	1.6	4.0
Other(b)	8.0	4.4	1.6	14.0	9.3	0.3	9.6
Total	$9.8	$95.6	$3.5	$108.9	$77.6	$2.0	$79.6

(a)	Includes residential and commercial mortgage securitizations as well as re-securitizations.

(b)	Primarily comprised of student loans and municipal bonds.

(c)	Includes assets classified as cash, derivative receivables, AFS securities, and other assets within the Consolidated Balance Sheets.

(d)
The assets of the consolidated VIEs included in the program types above are used to settle the liabilities of those entities. The difference between total assets and total liabilities recognized for consolidated VIEs represents the Firm’s interest in the consolidated VIEs for each program type.

(e)
The interest-bearing beneficial interest liabilities issued by consolidated VIEs are classified in the line item on the Consolidated Balance Sheets titled, “Beneficial interests issued by consolidated variable interest entities.” The holders of these beneficial interests do not have recourse to the general credit of JPMorgan Chase. Included in beneficial interests in VIE assets are long-term beneficial interests of  $42.9 billion and  $52.6 billion at June 30, 2011, and December 31, 2010, respectively. The maturities of the long-term beneficial interests as of June 30, 2011, and December 31, 2010, were as follows:  $13.0 billion and  $13.9 billion under one year,  $21.4 billion and  $29.0 billion between one and five years, and  $8.5 billion and  $9.7 billion over five years.

(f)	Includes liabilities classified as accounts payable and other liabilities in the Consolidated Balance Sheets.
Supplemental information on loan securitizations
The Firm securitizes and sells a variety of loans, including residential mortgage, credit card, automobile, student and commercial (primarily related to real estate) loans, as well as debt securities. The primary purposes of these securitization transactions are to satisfy investor demand and to generate liquidity for the Firm.
Securitization activity
The following tables provide information related to the Firm’s securitization activities for the three and six months ended June 30, 2011 and 2010, related to assets held in JPMorgan Chase-sponsored securitization entities that were not consolidated by the Firm, as sale accounting was achieved based on the accounting rules in effect at the time of the securitization. For the three- and six-month periods ended June 30, 2011 and 2010, there were no mortgage loans that were securitized, except for commercial and other, and there were no cash flows from the Firm to the SPEs related to recourse or guarantee arrangements.

	Three months ended June 30, 2011
	Residential mortgage
(in millions)	Prime(e)	Subprime	Option ARMs	Commercial and other
Principal securitized	$—	$—	$—	$1,447
All cash flows during the period(a):
Proceeds from new securitizations(b)	—	—	—	1,530
Servicing fees collected	50	36	100	1
Purchases of previously transferred financial assets (or the underlying collateral)(c)	297	4	4	—
Cash flows received on the interests that continue to be held by the Firm(d)	58	4	1	37

	Three months ended June 30, 2010
	Residential mortgage
(in millions)	Prime(e)	Subprime	Option ARMs	Commercial and other
Principal securitized	$—	$—	$—	$562
All cash flows during the period(a):
Proceeds from new securitizations(b)				592
Servicing fees collected	89	53	118	1
Purchases of previously transferred financial assets (or the underlying collateral)(c)	52	6	—	—
Cash flows received on the interests that continue to be held by the Firm(d)	73	9	6	30

	Six months ended June 30, 2011
	Residential mortgage
(in millions)	Prime(e)	Subprime	Option ARMs	Commercial and other
Principal securitized	$—	$—	$—	$2,940
All cash flows during the period(a):
Proceeds from new securitizations(b)	—	—	—	3,088
Servicing fees collected	114	95	203	2
Purchases of previously transferred financial assets (or the underlying collateral)(c)	676	10	10	—
Cash flows received on the interests that continue to be held by the Firm(d)	122	8	2	81

	Six months ended June 30, 2010
	Residential mortgage
(in millions)	Prime(e)	Subprime	Option ARMs	Commercial and other
Principal securitized	$—	$—	$—	$562
All cash flows during the period(a):
Proceeds from new securitizations(b)				592
Servicing fees collected	164	99	235	2
Purchases of previously transferred financial assets (or the underlying collateral)(c)	100	6	—	—
Cash flows received on the interests that continue to be held by the Firm(d)	153	19	12	68

(a)	Excludes sales for which the Firm did not securitize the loan (including loans sold to Ginnie Mae, Fannie Mae and Freddie Mac).

(b)
Includes  $1.5 billion and  $592 million, respectively, and  $3.1 billion and  $592 million, respectively, of proceeds from new securitizations received as securities for the three and six months ended June 30, 2011 and 2010. These securities were predominantly classified as level 2 of the fair value measurement hierarchy.

(c)	Includes cash paid by the Firm to reacquire assets from the off-balance sheet, nonconsolidated entities - for example, servicer clean-up calls.

(d)	Includes cash flows received on retained interests - including, for example, principal repayments and interest payments.

(e)	Includes Alt-A loans and re-securitization transactions.
Loans sold to agencies and other third-party sponsored securitization entities
In addition to the amounts reported in the securitization activity tables above, the Firm, in the normal course of business, sells originated and purchased mortgage loans, predominantly to Ginnie Mae, Fannie Mae and Freddie Mac (the “Agencies”). These loans are sold primarily for the purpose of securitization by the Agencies, which also provide credit enhancement of the loans through certain guarantee provisions. The Firm does not consolidate these securitization vehicles as it is not the primary beneficiary. In connection with these loan sales, the Firm makes certain representations and warranties. For additional information about the Firm’s loan sale- and securitization-related indemnifications, see Note 21 on pages 167–171 of this Form 10-Q.
For a more detailed description of JPMorgan Chase’s principal involvement with loans sold to government sponsored agencies and other third-party sponsored securitization entities, see Note 16 on page 257 of JPMorgan Chase’s 2010 Annual Report.
The following table summarizes the activities related to loans sold to U.S. government sponsored agencies and third-party sponsored securitization entities.

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Carrying value of loans sold(a)(b)	$32,609	$30,173	$71,856	$65,547
Proceeds received from loan sales as cash	565	262	905	598
Proceeds from loans sales as securities(c)	31,511	29,448	69,683	63,818
Total proceeds received from loan sales	$32,076	$29,710	$70,588	$64,416
Gains on loan sales	30	70	52	91

(a)	Predominantly to U.S. government agencies.

(b)	MSRs were excluded from the above table. See Note 16 on pages 159–163 of this Form 10-Q for further information on originated MSRs.

(c)	Predominantly includes securities from U.S. government agencies that are generally sold shortly after receipt.
Repurchased loans and loans subject to an option to repurchase
When the Firm services loans for Ginnie Mae, it typically has the option to repurchase certain delinquent loans. The Firm also has similar rights in certain arrangements with other U.S. government agencies. The Firm typically elects to repurchase delinquent loans from Ginnie Mae as it continues to service them and/or manage the foreclosure process in accordance with the applicable requirements, and such loans continue to be insured or guaranteed. When the Firm’s repurchase option becomes exercisable, such loans must be reported on the balance sheet as a loan with an offsetting liability. As of June 30, 2011, and December 31, 2010, the Firm had recorded on its Consolidated Balance Sheets  $13.2 billion and  $13.0 billion, respectively, of loans that either have been repurchased or for which the Firm has an option to repurchase from the Agencies. Predominately all of the amounts presented above relate to loans that have been repurchased from Ginnie Mae. Additionally, real estate owned resulting from voluntary repurchases of loans sold to the Agencies was  $2.4 billion and  $1.9 billion as of June 30, 2011, and December 31, 2010, respectively. Substantially all of these loans and real estate owned are insured or guaranteed by U.S. government agencies, and where applicable, reimbursement is proceeding normally. For additional information, refer to Note 13 on pages 134–148 of this Form 10-Q and Note 14 of JPMorgan Chase’s 2010 Annual Report.
JPMorgan Chase’s interest in securitized assets held at fair value
The following table outlines the key economic assumptions used to determine the fair value as of June 30, 2011, and December 31, 2010, of certain of the Firm’s retained interests in nonconsolidated VIEs (other than MSRs), that are valued using modeling techniques. The table also outlines the sensitivities of those fair values to immediate 10% and 20% adverse changes in assumptions used to determine fair value. For a discussion of MSRs, see Note 16 on pages 159–163 of this Form 10-Q.

June 30, 2011	Residential mortgage	Commercial and other
(in millions, except rates and where otherwise noted)	Prime(d)
JPMorgan Chase interests in securitized assets(a)(b)	$656	$2,315
Weighted-average life (in years)	6.7	2.7
Weighted-average constant prepayment rate(c)	7.1%	—%
	CPR	CPR
Impact of 10% adverse change	$(11)	$—
Impact of 20% adverse change	(21)	—
Weighted-average loss assumption	5.5%	0.4%
Impact of 10% adverse change	$(9)	$(83)
Impact of 20% adverse change	(17)	(170)
Weighted-average discount rate	14.0%	20.6%
Impact of 10% adverse change	$(26)	$(59)
Impact of 20% adverse change	(49)	(107)

December 31, 2010	Residential mortgage	Commercial and other
(in millions, except rates and where otherwise noted)	Prime(d)
JPMorgan Chase interests in securitized assets(a)(b)	$708	$2,906
Weighted-average life (in years)	5.5	3.3
Weighted-average constant prepayment rate(c)	7.9%	—%
	CPR	CPR
Impact of 10% adverse change	$(15)	$—
Impact of 20% adverse change	(27)	—
Weighted-average loss assumption	5.2%	2.1%
Impact of 10% adverse change	$(12)	$(76)
Impact of 20% adverse change	(21)	(151)
Weighted-average discount rate	11.6%	16.4%
Impact of 10% adverse change	$(26)	$(69)
Impact of 20% adverse change	(47)	(134)

(a)
The Firm’s interests in subprime securitizations were  $21 million and  $14 million, as of June 30, 2011, and December 31, 2010, respectively. Additionally, the Firm had interests in option ARM securitizations of  $27 million and  $29 million at June 30, 2011, and December 31, 2010, respectively.

(b)	Includes certain investments acquired in the secondary market but predominantly held for investment purposes.

(c)	CPR: constant prepayment rate.

(d)	Includes retained interests in Alt-A loans and re-securitization transactions.
The sensitivity analysis in the preceding table is hypothetical. Changes in fair value based on a 10% or 20% variation in assumptions generally cannot be extrapolated easily, because the relationship of the change in the assumptions to the change in fair value may not be linear. Also, in the table, the effect that a change in a particular assumption may have on the fair value is calculated without changing any other assumption. In reality, changes in one factor may result in changes in another, which might counteract or magnify the sensitivities. The above sensitivities also do not reflect risk management practices the Firm may undertake to mitigate such risks.
Loan delinquencies and liquidation losses
The table below includes information about delinquencies, liquidation losses and components of off-balance sheet securitized financial assets as of June 30, 2011, and December 31, 2010.

			90 days past due		Liquidation losses
	Credit exposure				Three months ended June 30,		Six months ended June 30,
(in millions)	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	2011	2010	2011	2010
Securitized loans(a)
Residential mortgage:
Prime mortgage(b)	$132,042	$143,764	$31,444	$33,093	$1,244	$1,696	$2,734	$3,385
Subprime mortgage	38,497	40,721	15,186	15,456	616	951	1,616	2,116
Option ARMs	33,412	35,786	10,358	10,788	465	637	908	1,226
Commercial and other	96,368	106,245	5,064	5,791	250	116	454	143
Total loans securitized(c)	$300,319	$326,516	$62,052	$65,128	$2,575	$3,400	$5,712	$6,870

(a)
Total assets held in securitization-related SPEs were  $364.2 billion and  $391.1 billion at June 30, 2011, and December 31, 2010, respectively. The  $300.3 billion and  $326.5 billion of loans securitized at June 30, 2011, and December 31, 2010, respectively, excludes:  $55.7 billion and  $56.0 billion of securitized loans in which the Firm has no continuing involvement and  $8.2 billion and  $8.6 billion of loan securitizations consolidated on the Firm’s Consolidated Balance Sheets at June 30, 2011, and December 31, 2010, respectively .

(b)	Includes Alt-A loans.

(c)	Includes securitized loans that were previously recorded at fair value and classified as trading assets.

Goodwill and Other Intangible Assets	6 Months Ended
Jun. 30, 2011
Goodwill and Other Intangible Assets [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS
For a discussion of accounting policies related to goodwill and other intangible assets, see Note 17 on pages 260–263 of JPMorgan Chase’s 2010 Annual Report.
Goodwill and other intangible assets consist of the following.

(in millions)	June 30, 2011	December 31, 2010
Goodwill	$48,882	$48,854
Mortgage servicing rights	12,243	13,649
Other intangible assets:
Purchased credit card relationships	$744	$897
Other credit card-related intangibles	558	593
Core deposit intangibles	734	879
Other intangibles	1,643	1,670
Total other intangible assets	$3,679	$4,039

Goodwill
The following table presents goodwill attributed to the business segments.

(in millions)	June 30, 2011	December 31, 2010
Investment Bank	$5,250	$5,278
Retail Financial Services	16,490	16,496
Card Services & Auto	14,581	14,522
Commercial Banking	2,864	2,866
Treasury & Securities Services	1,670	1,680
Asset Management	7,650	7,635
Corporate/Private Equity	377	377
Total goodwill	$48,882	$48,854

The following table presents changes in the carrying amount of goodwill.

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Balance at beginning of period(a)	$48,856	$48,359	$48,854	$48,357
Changes during the period from:
Business combinations	11	10	6	19
Dispositions	—	—	—	(19)
Other(b)	15	(49)	22	(37)
Balance at June 30(a)	$48,882	$48,320	$48,882	$48,320

(a)	Reflects gross goodwill balances as the Firm has not recognized any impairment losses to date.

(b)	Includes foreign currency translation adjustments and other tax-related adjustments.

Goodwill was not impaired at June 30, 2011, or December 31, 2010, nor was any goodwill written off due to impairment during the six month periods ended June 30, 2011 or 2010. During the six months ended June 30, 2011, the Firm reviewed current conditions and prior projections for all of its reporting units. In addition, the Firm updated the discounted cash flow valuations of its consumer lending businesses in RFS and Card Services & Auto (“Card”), as these businesses continue to have elevated risk for goodwill impairment due to their exposure to U.S. consumer credit risk and the effects of regulatory and legislative changes. As a result of these reviews, the Firm concluded that goodwill for these businesses and the Firm’s other reporting units was not impaired at June 30, 2011.
The Firm’s consumer lending businesses in RFS and Card remain at an elevated risk of goodwill impairment due to their exposure to U.S. consumer credit risk and the effects of economic, regulatory and legislative changes. The valuation of these businesses is particularly dependent upon economic conditions (including new unemployment claims and home prices), regulatory and legislative changes (for example, those related to residential mortgage servicing, foreclosure and loss mitigation activities, and those that may affect consumer credit card use), and the amount of equity capital required. The assumptions used in the discounted cash flow valuation models were determined using management’s best estimates. The cost of equity reflected the related risks and uncertainties, and was evaluated in comparison to relevant market peers. Deterioration in these assumptions could cause the estimated fair values of these reporting units and their associated goodwill to decline, which may result in a material impairment charge to earnings in a future period related to some portion of the associated goodwill.
Mortgage servicing rights
Mortgage servicing rights represent the fair value of expected future cash flows for performing servicing activities for others. The fair value considers estimated future fees and ancillary revenues, offset by estimated costs to service the loans. The fair value of mortgage servicing rights naturally declines over time as net servicing cash flows are received, effectively amortizing the MSR asset against contractual and ancillary fee income. For a further description of the MSR asset, interest rate risk management, and the valuation of MSRs, see Notes 17 on pages 260–263, respectively of JPMorgan Chase’s 2010 Annual Report and Note 3 on pages 102–114 of this Form 10-Q.
In the first half of 2011, the fair value of the MSR declined, primarily due to changes to inputs and assumptions in the MSR valuation model. During the first quarter of 2011, the Firm revised its cost to service assumption to reflect the estimated impact of higher servicing costs to enhance servicing processes, particularly loan modification and foreclosure procedures, including costs to comply with Consent Orders entered into with banking regulators, which resulted in a  $1.1 billion decrease in the fair value of the MSR asset. The increase in the cost to service assumption contemplates significant and prolonged increases in staffing levels in the core and default servicing functions, and specifically considers the higher cost to service certain high-risk vintages. In addition, the MSR decreased in value due to a decline in interest rates (which tend to increase prepayments and therefore reduce the expected life of the net servicing cash flows that comprise the MSR asset). Other than the increased cost to service assumption and the decrease in interest rates, predominantly all of the changes in the fair value of the MSR asset resulted from the largely offsetting impacts of new capitalization and amortization.
The decrease in the fair value of the MSR results in a lower asset value that will amortize in future periods against contractual and ancillary fee income received in future periods. While there is expected to be higher levels of noninterest expense associated with higher servicing costs in those future periods, there will also be less MSR amortization, which will have the effect of increasing mortgage fees and related income. The amortization of the MSR is reflected in the tables below in the row “Other changes in fair value.”

The following table summarizes MSR activity for the three and six months ended June 30, 2011 and 2010.

	Three months ended June 30,		Six months ended June 30,
(in millions, except where otherwise noted)	2011	2010	2011	2010
Fair value at beginning of period	$13,093	$15,531	$13,649	$15,531
MSR activity
Originations of MSRs	562	533	1,319	1,222
Purchase of MSRs	29	—	30	14
Disposition of MSRs	—	(5)	—	(5)
Total net additions	591	528	1,349	1,231
Change in valuation due to inputs and assumptions(a)	(960)	(3,584)	(1,711)	(3,680)
Other changes in fair value(b)	(481)	(622)	(1,044)	(1,229)
Total change in fair value of MSRs(c)	(1,441)	(4,206)	(2,755)	(4,909)
Fair value at June 30(d)	$12,243	$11,853	$12,243	$11,853
Change in unrealized gains/(losses) included in income related to MSRs held at June 30	$(960)	$(3,584)	$(1,711)	$(3,680)
Contractual service fees, late fees and other ancillary fees included in income	$983	$1,148	$2,008	$2,280
Third-party mortgage loans serviced at June 30 (in billions)	$949	$1,064	$949	$1,064
Servicer advances, net at June 30 (in billions)(e)	$10.9	$9.3	$10.9	$9.3

(a)	Represents MSR asset fair value adjustments due to changes in inputs, such as interest rates and volatility, as well as updates to assumptions used in the valuation model.

(b)	Includes changes in MSR value due to modeled servicing portfolio runoff (i.e., amortization or time decay).

(c)
Includes changes related to commercial real estate of  $(2) million and  $(2) million for the three months ended June 30, 2011 and 2010, respectively, and  $(4) million and  $(4) million for the six months ended June 30, 2011 and 2010, respectively.

(d)	Includes $36 million and $37 million related to commercial real estate at June 30, 2011 and 2010, respectively.

(e)
Represents amounts the Firm pays as the servicer (e.g., scheduled principal and interest to a trust, taxes and insurance), which will generally be reimbursed within a short period of time after the advance from future cash flows from the trust or the underlying loans. The Firm’s credit risk associated with these advances is minimal because reimbursement of the advances is senior to all cash payments to investors. In addition, the Firm maintains the right to stop payment if the collateral is insufficient to cover the advance.

The following table presents the components of mortgage fees and related income (including the impact of MSR risk management activities) for the three and six months ended June 30, 2011 and 2010.

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
RFS mortgage fees and related income
Net production revenue:
Production revenue	$767	$676	$1,446	$1,109
Repurchase losses	(223)	(667)	(643)	(1,099)
Net production revenue	544	9	803	10
Net mortgage servicing revenue
Operating revenue:
Loan servicing revenue	1,011	1,186	2,063	2,293
Other changes in MSR asset fair value(a)	(478)	(620)	(1,041)	(1,225)
Total operating revenue	533	566	1,022	1,068
Risk management:
Changes in MSR asset fair value due to inputs or assumptions in model(b)	(960)	(3,584)	(1,711)	(3,680)
Derivative valuation adjustments and other	983	3,895	497	4,143
Total risk management	23	311	(1,214)	463
Total RFS net mortgage servicing revenue	556	877	(192)	1,531
All other	3	2	5	5
Mortgage fees and related income	$1,103	$888	$616	$1,546

(a)	Includes changes in the MSR value due to modeled servicing portfolio runoff (i.e., amortization or time decay).

(b)	Represents MSR asset fair value adjustments due to changes in inputs, such as interest rates and volatility, as well as updates to assumptions used in the MSR valuation model.

The table below outlines the key economic assumptions used to determine the fair value of the Firm’s MSRs at June 30, 2011, and December 31, 2010; and it outlines the sensitivities of those fair values to immediate adverse changes in those assumptions, as defined below.

(in millions, except rates)	June 30, 2011	December 31, 2010
Weighted-average prepayment speed assumption (“CPR”)	10.63%	11.29%
Impact on fair value of 10% adverse change	$(775)	$(809)
Impact on fair value of 20% adverse change	(1,500)	(1,568)
Weighted-average option adjusted spread	3.85%	3.94%
Impact on fair value of 100 basis points adverse change	$(587)	$(578)
Impact on fair value of 200 basis points adverse change	(1,125)	(1,109)
CPR: Constant prepayment rate.
The sensitivity analysis in the preceding table is hypothetical and should be used with caution. Changes in fair value based on variation in assumptions generally cannot be easily extrapolated, because the relationship of the change in the assumptions to the change in fair value may not be linear. Also, in this table, the effect that a change in a particular assumption may have on the fair value is calculated without changing any other assumption. In reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities.
Other intangible assets
The  $360 million decrease in other intangible assets during the six months ended June 30, 2011, was predominantly due to  $429 million in amortization.
The components of credit card relationships, core deposits and other intangible assets were as follows.

	June 30, 2011			December 31, 2010
	Gross amount(a)	Accumulated amortization(a)	Net carrying value	Gross amount	Accumulated amortization	Net carrying value
(in millions)
Purchased credit card relationships	$3,830	$3,086	$744	$5,789	$4,892	$897
Other credit card-related intangibles	861	303	558	907	314	593
Core deposit intangibles	4,132	3,398	734	4,280	3,401	879
Other intangibles	2,498	855	1,643	2,515	845	1,670

(a)	The decrease in the gross amount and accumulated amortization from December 31, 2010, was due to the removal of fully amortized assets.
Intangible assets of approximately  $600 million consisting primarily of asset management advisory contracts, were determined to have an indefinite life and are not amortized.

Amortization expense
The following table presents amortization expense related to credit card relationships, core deposits and other intangible assets.

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Purchased credit card relationships	$77	$97	$157	$194
All other intangibles:
Other credit card-related intangibles	27	26	53	52
Core deposit intangibles	72	83	144	166
Other intangibles	36	29	75	66
Total amortization expense	$212	$235	$429	$478

Future amortization expense
The following table presents estimated future amortization expense related to credit card relationships, core deposits and other intangible assets.

For the year: (in millions)	Purchased credit card relationships	Other credit card-related intangibles	Core deposit intangibles	Other intangibles	Total
2011(a)	$294	$107	$284	$143	$828
2012	254	110	240	137	741
2013	213	107	195	130	645
2014	110	105	100	114	429
2015	24	98	25	96	243

(a)
Includes  $157 million,  $53 million,  $144 million, and  $75 million of amortization expense related to purchased credit card relationships, other credit card-related intangibles, core deposit intangibles and other intangibles, respectively, recognized during the six months ended June 30, 2011.

Deposits	6 Months Ended
Jun. 30, 2011
Deposits [Abstract]
DEPOSITS
DEPOSITS
For further discussion of deposits, see Note 19 on pages 263–264 in JPMorgan Chase’s 2010 Annual Report.
At June 30, 2011, and December 31, 2010, noninterest-bearing and interest-bearing deposits were as follows.

(in millions)	June 30, 2011	December 31, 2010
U.S. offices
Noninterest-bearing	$287,654	$228,555
Interest-bearing
Demand(a)	34,889	33,368
Savings(b)	350,216	334,632
Time (included $3,555 and $2,733 at fair value)(c)	84,513	87,237
Total interest-bearing deposits	469,618	455,237
Total deposits in U.S. offices	757,272	683,792
Non-U.S. offices
Noninterest-bearing	13,422	10,917
Interest-bearing
Demand	204,351	174,417
Savings	721	607
Time (included $1,233 and $1,636 at fair value)(c)	72,919	60,636
Total interest-bearing deposits	277,991	235,660
Total deposits in non-U.S. offices	291,413	246,577
Total deposits	$1,048,685	$930,369

(a)	Includes Negotiable Order of Withdrawal (“NOW”) accounts, and certain trust accounts.

(b)	Includes Money Market Deposit Accounts (“MMDAs”).

(c)	Includes structured notes classified as deposits for which the fair value option has been elected. For further discussion, see Note 4 on pages 187–189 of JPMorgan Chase’s 2010 Annual Report.

Other Borrowed Funds	6 Months Ended
Jun. 30, 2011
Other Borrowed Funds [Abstract]
OTHER BORROWED FUNDS
OTHER BORROWED FUNDS
The following table details the components of other borrowed funds.

(in millions)	June 30, 2011	December 31, 2010
Advances from Federal Home Loan Banks(a)	$500	$2,250
Other	29,708	32,075
Total other borrowed funds(b)(c)	$30,208	$34,325

(a)
Effective January 1, 2011,  $23.0 billion of long-term advances from FHLBs were reclassified from other borrowed funds to long-term debt. The prior-year period has been revised to conform with the current presentation.

(b)	Includes other borrowed funds of $11.7 billion and $9.9 billion accounted for at fair value at June 30, 2011, and December 31, 2010, respectively.

(c)	Includes other borrowed funds of $9.5 billion and $14.8 billion secured by assets totaling $9.6 billion and $15.0 billion at June 30, 2011, and December 31, 2010, respectively.

As of June 30, 2011, and December 31, 2010, JPMorgan Chase had no significant lines of credit for general corporate purposes.

Earnings Per Share	6 Months Ended
Jun. 30, 2011
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE
For a discussion of the computation of basic and diluted earnings per share (“EPS”), see Note 25 on page 269 of JPMorgan Chase’s 2010 Annual Report. The following table presents the calculation of basic and diluted EPS for the three- and six- month periods ended June 30, 2011 and 2010.

	Three months ended June 30,		Six months ended June 30,
(in millions, except per share amounts)	2011	2010	2011	2010
Basic earnings per share
Net income	$5,431	$4,795	$10,986	$8,121
Less: Preferred stock dividends	158	163	315	325
Net income applicable to common equity	5,273	4,632	10,671	7,796
Less: Dividends and undistributed earnings allocated to participating securities	206	269	468	461
Net income applicable to common stockholders	$5,067	$4,363	$10,203	$7,335
Total weighted-average basic shares outstanding	3,958.4	3,983.5	3,970.0	3,977.0
Net income per share	$1.28	$1.10	$2.57	$1.84

	Three months ended June 30,		Six months ended June 30,
(in millions, except per share amounts)	2011	2010	2011	2010
Diluted earnings per share
Net income applicable to common stockholders	$5,067	$4,363	$10,203	$7,335
Total weighted-average basic shares outstanding	3,958.4	3,983.5	3,970.0	3,977.0
Add: Employee stock options, SARs and warrants(a)	24.8	22.1	28.6	23.2
Total weighted-average diluted shares outstanding(b)	3,983.2	4,005.6	3,998.6	4,000.2
Net income per share	$1.27	$1.09	$2.55	$1.83

(a)
Excluded from the computation of diluted EPS (due to the antidilutive effect) were options issued under employee benefit plans and, during 2010, the warrants originally issued in 2008 under the U.S. Treasury’s Capital Purchase Program to purchase shares of the Firm’s common stock. For the three and six months ended June 30, 2011, the aggregate number of shares issuable upon the exercise of such options were 53 million and 69 million, respectively. For the three and six months ended June 30, 2010, the aggregate number of shares issuable upon the exercise of such options and warrants were 224 million and 232 million, respectively.

(b)	Participating securities were included in the calculation of diluted EPS using the two-class method, as this computation was more dilutive than the calculation using the treasury stock method.

Accumulated Other Comprehensive Income/(Loss)	6 Months Ended
Jun. 30, 2011
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS)
ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS)
AOCI includes the after-tax change in unrealized gains and losses on AFS securities, foreign currency translation adjustments (including the impact of related derivatives), cash flow hedging activities, and net loss and prior service costs/(credit) related to the Firm's defined benefit pension and OPEB plans.

As of or for the six months ended	Unrealized gains/(losses) on AFS securities(b)		Translation adjustments, net of hedges		Cash flow hedges		Net loss and prior service costs/(credit) of defined benefit pension and OPEB plans		Accumulated other comprehensive income/(loss)
June 30, 2011 (in millions)
Balance at January 1, 2011	$2,498	(c)	$253		$206		$(1,956)		$1,001
Net change	770	(d)	27	(e)	(211)	(f)	51	(g)	637
Balance at June 30, 2011	$3,268	(c)	$280		$(5)		$(1,905)		$1,638

As of or for the six months ended	Unrealized gains/(losses) on AFS securities(b)		Translation adjustments, net of hedges		Cash flow hedges		Net loss and prior service costs/(credit) of defined benefit pension and OPEB plans		Accumulated other comprehensive income/(loss)
June 30, 2010 (in millions)
Balance at January 1, 2010	$2,032	(c)	$(16)		$181		$(2,288)		$(91)
Cumulative effect of change in accounting principle(a)	(129)		—		—		—		(129)
Net change	2,339	(d)	(25)	(e)	165	(f)	145	(g)	2,624
Balance at June 30, 2010	$4,242	(c)	$(41)		$346		$(2,143)		$2,404

(a)
Reflects the effect of adoption of accounting guidance related to the consolidation of VIEs. AOCI decreased by  $129 million due to the adoption of the accounting guidance related to VIEs, as a result of the reversal of the fair value adjustments taken on retained AFS securities that were eliminated in consolidation; for further discussion see Note 16 on pages 244–259 of JPMorgan Chase’s 2010 Annual Report.

(b)	Represents the after-tax difference between the fair value and amortized cost of securities accounted for as AFS.

(c)
At June 30, 2011, January 1, 2011, June 30, 2010 and January 1, 2010, included after-tax unrealized losses not related to credit on debt securities for which credit losses have been recognized in income of  $(62) million,  $(81) million,  $(126) million and  $(226) million, respectively.

(d)
The net change for the six months ended June 30, 2011, was due primarily to increased market value on agency MBS and municipal securities, partially offset by the widening of spreads on non-U.S. corporate debt and realization of gains due to portfolio repositioning. The net change for the six months ended June 30, 2010, was due primarily to the narrowing of spreads on MBS and CLOs partially offset by declines in non-U.S. government debt and realization of gains due to portfolio repositioning.

(e)
The net change for the six months ended June 30, 2011, and 2010, included after-tax gains/(losses) on foreign currency translation from operations for which the functional currency is other than the U.S. dollar of  $498 million and  $(489) million, respectively, partially offset by after-tax gains/(losses) on hedges of  $(471) million and  $464 million, respectively. The Firm may not hedge its entire exposure to foreign currency translation on net investments in foreign operations.

(f)
The net change for the six months ended June 30, 2011, included  $112 million of after-tax gains/(losses) recognized in income, and  $(99) million of after-tax gains/(losses), representing the net change in derivative fair value that was reported in comprehensive income. The net change for the six months ended June 30, 2010, included  $6 million of after-tax gains recognized in income and  $171 million of after-tax gains, representing the net change in derivative fair value that was reported in comprehensive income.

(g)
The net changes for the six month periods ended June 30, 2011 and 2010, were due to after-tax adjustments based on the final year-end actuarial valuations for the U.S. and non-U.S. defined benefit pension and OPEB plans (for 2010 and 2009, respectively); and the amortization of net loss and prior service credit into net periodic benefit cost.

Off-Balance Sheet Lending-Related Financial Instruments, Guarantees and Other Commitments	6 Months Ended
Jun. 30, 2011
Off balance sheet lending related financial instruments guarantees and other commitments [Abstract]
OFF-BALANCE SHEET LENDING-RELATED FINANCIAL INSTRUMENTS, GUARANTEES AND OTHER COMMITMENTS
OFF–BALANCE SHEET LENDING-RELATED FINANCIAL INSTRUMENTS, GUARANTEES AND OTHER COMMITMENTS
JPMorgan Chase provides lending-related financial instruments (e.g., commitments and guarantees) to meet the financing needs of its customers. The contractual amount of these financial instruments represents the maximum possible credit risk to the Firm should the counterparty draw upon the commitment or the Firm be required to fulfill its obligation under the guarantee, and should the counterparty subsequently fail to perform according to the terms of the contract. Most of these commitments and guarantees expire without being drawn or a default occurring. As a result, the total contractual amount of these instruments is not, in the Firm’s view, representative of its actual future credit exposure or funding requirements. For a discussion of off-balance sheet lending-related financial instruments and guarantees, and the Firm’s related accounting policies, see Note 30 on pages 275–280 of JPMorgan Chase’s 2010 Annual Report.
To provide for the risk of loss inherent in wholesale and consumer (excluding credit card) contracts, an allowance for credit losses on lending-related commitments is maintained. See Note 14 on pages 149–150 of this Form 10-Q for further discussion regarding the allowance for credit losses on lending-related commitments.
The following table summarizes the contractual amounts and carrying values of off-balance sheet lending-related financial instruments, guarantees and other commitments at June 30, 2011, and December 31, 2010. The amounts in the table below for credit card and home equity lending-related commitments represent the total available credit for these products. The Firm has not experienced, and does not anticipate, that all available lines of credit for these products will be utilized at the same time. The Firm can reduce or cancel credit card lines of credit by providing the borrower notice or, in some cases, without notice as permitted by law. The Firm may reduce or close home equity lines of credit when there are significant decreases in the value of the underlying property, or when there has been a demonstrable decline in the creditworthiness of the borrower.
Off–balance sheet lending-related financial instruments, guarantees and other commitments

	Contractual amount		Carrying value(j)
(in millions)	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
Lending-related
Consumer, excluding credit card:
Home equity – senior lien	$17,265	$17,662	$—	$—
Home equity – junior lien	28,586	30,948	—	—
Prime mortgage	1,117	1,266	—	—
Subprime mortgage	—	—	—	—
Auto	6,795	5,246	1	2
Business banking	10,046	9,702	5	4
Student and other	840	579	—	—
Total consumer, excluding credit card	64,649	65,403	6	6
Credit card	535,625	547,227	—	—
Total consumer	600,274	612,630	6	6
Wholesale:
Other unfunded commitments to extend credit(a)(b)	210,023	199,859	304	364
Standby letters of credit and other financial guarantees(a)(b)(c)(d)	97,050	94,837	686	705
Unused advised lines of credit	52,848	44,720	—	—
Other letters of credit(a)(d)	5,768	6,663	2	2
Total wholesale	365,689	346,079	992	1,071
Total lending-related	$965,963	$958,709	$998	$1,077
Other guarantees and commitments
Securities lending guarantees(e)	$205,411	$181,717	NA	NA
Derivatives qualifying as guarantees(f)	84,089	87,768	$321	$294
Unsettled reverse repurchase and securities borrowing agreements(g)	59,570	39,927	—	—
Other guarantees and commitments(h)	6,177	6,492	(6)	(6)
Loan sale and securitization-related indemnifications:
Repurchase liability(i)	NA	NA	3,631	3,285
Loans sold with recourse	10,624	10,982	141	153

(a)
At June 30, 2011, and December 31, 2010, represented the contractual amount net of risk participations totaling  $608 million and  $542 million, respectively, for Other unfunded commitments to extend credit;  $22.3 billion and  $22.4 billion, respectively, for Standby letters of credit and other financial guarantees; and  $1.4 billion and  $1.1 billion, respectively, for Other letters of credit. In regulatory filings with the Federal Reserve Board these commitments are shown gross of risk participations.

(b)
At June 30, 2011, and December 31, 2010, included credit enhancements and bond and commercial paper liquidity commitments to U.S. states and municipalities, hospitals and other not-for-profit entities of  $46.4 billion and  $43.4 billion, respectively. These commitments also include liquidity facilities to nonconsolidated municipal bond VIEs; for further information, see Note 15 on pages 151–159 of this Form 10-Q.

(c)	At June 30, 2011, and December 31, 2010, included unissued Standby letters of credit commitments of $41.9 billion and $41.6 billion, respectively.

(d)
At June 30, 2011, and December 31, 2010, JPMorgan Chase held collateral relating to  $39.3 billion and  $37.8 billion, respectively, of Standby letters of credit; and  $1.7 billion and  $2.1 billion, respectively, of Other letters of credit.

(e)
At June 30, 2011, and December 31, 2010, collateral held by the Firm in support of securities lending indemnification agreements was  $207.9 billion and  $185.0 billion, respectively. Securities lending collateral comprises primarily cash and securities issued by governments that are members of the Organisation for Economic Co-operation and Development (“OECD”) and U.S. government agencies.

(f)
Represents notional amounts of derivatives qualifying as guarantees. The carrying value at June 30, 2011, and December 31, 2010, reflected derivative payables of  $420 million and  $390 million, respectively, less derivative receivables of  $99 million and  $96 million, respectively.

(g)
At June 30, 2011, and December 31, 2010, the amount of commitments related to forward starting reverse repurchase agreements and securities borrowing agreements were  $14.0 billion and  $14.4 billion, respectively. Commitments related to unsettled reverse repurchase agreements and securities borrowing agreements with regular way settlement periods were  $45.6 billion and  $25.5 billion, at June 30, 2011, and December 31, 2010, respectively.

(h)
At June 30, 2011, and December 31, 2010, included unfunded commitments of  $876 million and  $1.0 billion, respectively, to third-party private equity funds; and  $1.5 billion and  $1.4 billion, respectively, to other equity investments. These commitments included  $815 million and  $1.0 billion, respectively, related to investments that are generally fair valued at net asset value as discussed in Note 3 on pages 102–114 of this Form 10-Q. In addition, at June 30, 2011, and December 31, 2010, included letters of credit hedged by derivative transactions and managed on a market risk basis of  $3.8 billion and  $3.8 billion, respectively.

(i)
Represents the estimated repurchase liability related to indemnifications for breaches of representations and warranties in loan sale and securitization agreements. For additional information, see Loan sale and securitization-related indemnifications on pages 170–171 of this Note.

(j)
For lending-related products, the carrying value represents the allowance for lending-related commitments and the guarantee liability, for derivative-related products, the carrying value represents the fair value. For all other products the carrying value represents the valuation reserve.

Other unfunded commitments to extend credit
Other unfunded commitments to extend credit generally comprise commitments for working capital and general corporate purposes, as well as extensions of credit to support commercial paper facilities and bond financings in the event that those obligations cannot be remarketed to new investors.
Also included in other unfunded commitments to extend credit are commitments to noninvestment-grade counterparties in connection with leveraged and acquisition finance activities, which were  $7.1 billion and  $5.9 billion at June 30, 2011, and December 31, 2010, respectively. For further information, see Note 3 and Note 4 on pages 102–114 and 114–116 respectively, of this Form 10-Q.
Guarantees
The Firm considers the following off–balance sheet lending-related arrangements to be guarantees under U.S. GAAP: standby letters of credit and financial guarantees, securities lending indemnifications, certain indemnification agreements included within third-party contractual arrangements and certain derivative contracts. For a further discussion of the off–balance sheet lending-related arrangements the Firm considers to be guarantees, and the related accounting policies, see Note 30 on pages 275–280 of JPMorgan Chase’s 2010 Annual Report. The recorded amounts of the related to guarantees and indemnifications at June 30, 2011, and December 31, 2010, excluding the allowance for credit losses on lending-related commitments are discussed on pages 170–171 of this Note.
Standby letters of credit
Standby letters of credit (“SBLC”) and other financial guarantees are conditional lending commitments issued by the Firm to guarantee the performance of a customer to a third party under certain arrangements, such as commercial paper facilities, bond financings, acquisition financings, trade and similar transactions. The carrying values of standby and other letters of credit were  $688 million and  $707 million at June 30, 2011, and December 31, 2010, respectively, which were classified in accounts payable and other liabilities on the Consolidated Balance Sheets; these carrying values included  $316 million and  $347 million, respectively, for the allowance for lending-related commitments, and  $372 million and  $360 million, respectively, for the guarantee liability and corresponding asset.
The following table summarizes the types of facilities under which standby letters of credit and other letters of credit arrangements are outstanding by the ratings profiles of the Firm’s customers, as of June 30, 2011, and December 31, 2010.
Standby letters of credit and other financial guarantees and other letters of credit

	June 30, 2011			December 31, 2010
(in millions)	Standby letters of credit and other financial guarantees		Other letters of credit	Standby letters of credit and other financial guarantees		Other letters of credit
Investment-grade(a)	$74,222		$4,399	$70,236		$5,289
Noninvestment-grade(a)	22,828		1,369	24,601		1,374
Total contractual amount(b)	$97,050	(c)	$5,768	$94,837	(c)	$6,663
Allowance for lending-related commitments	$314		$2	$345		$2
Commitments with collateral	39,335		1,748	37,815		2,127

(a)	The ratings scale is based on the Firm’s internal ratings which generally correspond to ratings as defined by S&P and Moody’s.

(b)
At June 30, 2011, and December 31, 2010, represented contractual amount net of risk participations totaling  $22.3 billion and  $22.4 billion, respectively, for Standby letters of credit and other financial guarantees; and  $1.4 billion and  $1.1 billion, respectively, for Other letters of credit. In regulatory filings with the Federal Reserve these commitments are shown gross of risk participations.

(c)	At June 30, 2011, and December 31, 2010, included unissued Standby letters of credit commitments of $41.9 billion and $41.6 billion, respectively.

Derivatives qualifying as guarantees
In addition to the contracts described above, the Firm transacts certain derivative contracts that meet the characteristics of a guarantee under U.S. GAAP. For further information on these derivatives, see Note 30 on pages 275-280 of JPMorgan Chase’s 2010 Annual Report. The total notional value of the derivatives that the Firm deems to be guarantees was  $84.1 billion and  $87.8 billion at June 30, 2011, and December 31, 2010, respectively. The notional amount generally represents the Firm’s maximum exposure to derivatives qualifying as guarantees. However, exposure to certain stable value contracts is contractually limited to a substantially lower percentage of the notional amount; the notional amount on these stable value contracts was  $26.2 billion and  $25.9 billion and the maximum exposure to loss was  $2.8 billion and  $2.7 billion, at June 30, 2011, and December 31, 2010, respectively. The fair values of the contracts reflects the probability of whether the Firm will be required to perform under the contract. The fair value related to derivatives that the Firm deems to be guarantees were derivative payables of  $420 million and  $390 million and derivative receivables of  $99 million and  $96 million at June 30, 2011, and December 31, 2010, respectively. The Firm reduces exposures to these contracts by entering into offsetting transactions, or by entering into contracts that hedge the market risk related to the derivative guarantees.
In addition to derivative contracts that meet the characteristics of a guarantee, the Firm is both a purchaser and seller of credit protection in the credit derivatives market. For a further discussion of credit derivatives, see Note 5 on pages 117–124 of this Form 10-Q, and Note 6 on pages 191–199 of JPMorgan Chase’s 2010 Annual Report.
Loan sale- and securitization-related indemnifications
Indemnifications for breaches of representations and warranties
In connection with the Firm’s loan sale and securitization activities with the GSEs and other loan sale and private-label securitization transactions, as described in Notes 13 and 15 on pages 134–148 and 151–159, respectively, of this Form 10-Q, and Notes 14 and 16 on pages 220–238 and 244–259, respectively of JPMorgan Chase’s 2010 Annual Report, the Firm has made representations and warranties that the loans sold meet certain requirements. The Firm may be, and has been, required to repurchase loans and/or indemnify the GSEs and other investors for losses due to material breaches of these representations and warranties; however, predominantly all of the repurchase demands received by the Firm and the Firm’s losses realized to date are related to loans sold to the GSEs.
The Firm has recognized a repurchase liability of  $3.6 billion and  $3.3 billion, as of June 30, 2011, and December 31, 2010, respectively, which is reported in accounts payable and other liabilities net of probable recoveries from third parties.
Substantially all of the estimates and assumptions underlying the Firm’s established methodology for computing its recorded repurchase liability – including factors such as the amount of probable future demands from purchasers, the ability of the Firm to cure identified defects, the severity of loss upon repurchase or foreclosure, and recoveries from third parties - require application of a significant level of management judgment. Estimating the repurchase liability is further complicated by limited and rapidly changing historical data and uncertainty surrounding numerous external factors, including: (i) macro-economic factors and (ii) the level of future demands, which is dependent, in part, on actions taken by third parties such as the GSEs and mortgage insurers.
While the Firm uses the best information available to it in estimating its repurchase liability, the estimation process is inherently uncertain and imprecise and, accordingly, losses in excess of the amounts accrued as of June 30, 2011, are reasonably possible. The Firm believes the estimate of the range of reasonably possible losses, in excess of its established repurchase liability, is from  $0 to approximately  $2.2 billion at June 30, 2011. This estimated range of reasonably possible loss considers the Firm's GSE-related exposure based on an assumed peak to trough decline in home prices of 45%, which is an additional 11 percentage point decline in home prices beyond the Firm’s current assumptions, which were derived from a nationally recognized home price index. Although the Firm does not consider such further decline in home prices to be likely to occur, such a decline could increase the level of loan delinquencies, thereby potentially increasing the repurchase demand rate from the GSEs and increasing loss severity on repurchased loans, each of which could affect the Firm’s repurchase liability. Claims related to private-label securitizations have, thus far, generally manifested themselves through securities-related litigation, which the Firm has considered with other litigation matters as discussed in Note 23 on pages 172–179 of this Form 10-Q. Actual repurchase losses could vary significantly from the Firm’s recorded repurchase liability or this estimate of reasonably possible additional losses, depending on the outcome of various factors, including those considered above.
The following table summarizes the change in the repurchase liability for each of the periods presented.
Summary of changes in mortgage repurchase liability

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Repurchase liability at beginning of period	$3,474	$1,982	$3,285	$1,705
Realized losses(a)	(241)	(317)	(472)	(563)
Provision for repurchase losses	398	667	818	1,190
Repurchase liability at end of period	$3,631	$2,332	$3,631	$2,332

(a)
Includes principal losses and accrued interest on repurchased loans, “make-whole” settlements, settlements with claimants, and certain related expenses. Make-whole settlements were  $126 million and  $150 million for the three months ended June 30, 2011 and 2010, respectively, and  $241 million and  $255 million for the six months ended June 30, 2011 and 2010, respectively.

Loans sold with recourse
The Firm provides servicing for mortgages and certain commercial lending products on both a recourse and nonrecourse basis. In nonrecourse servicing, the principal credit risk to the Firm is the cost of temporary servicing advances of funds (i.e., normal servicing advances). In recourse servicing, the servicer agrees to share credit risk with the owner of the mortgage loans, such as Fannie Mae or Freddie Mac or a private investor, insurer or guarantor. Losses on recourse servicing predominantly occur when foreclosure sales proceeds of the property underlying a defaulted loan are less than the sum of the outstanding principal balance, plus accrued interest on the loan and the cost of holding and disposing of the underlying property. The Firm’s securitizations are predominantly nonrecourse, thereby effectively transferring the risk of future credit losses to the purchaser of the mortgage-backed securities issued by the trust. At June 30, 2011, and December 31, 2010, the unpaid principal balance of loans sold with recourse totaled  $10.6 billion and  $11.0 billion, respectively. The carrying value of the related liability that the Firm has recorded, which is representative of the Firm’s view of the likelihood it will have to perform under its recourse obligations was  $141 million and  $153 million at June 30, 2011, and December 31, 2010, respectively.

Pledged Assets and Collateral	6 Months Ended
Jun. 30, 2011
Pledged Assets and Collateral [Abstract]
PLEDGED ASSETS AND COLLATERAL
PLEDGED ASSETS AND COLLATERAL
For a discussion of the Firm’s pledged assets and collateral, see Note 31 on pages 280–281 of JPMorgan Chase’s 2010 Annual Report.
Pledged assets
At June 30, 2011, assets were pledged to collateralize repurchase agreements, other securities financing agreements, derivative transactions and for other purposes, including to secure borrowings and public deposits. Certain of these pledged assets may be sold or repledged by the secured parties and are identified as financial instruments owned (pledged to various parties) on the Consolidated Balance Sheets. In addition, at June 30, 2011, and December 31, 2010, the Firm had pledged  $281.4 billion and  $288.7 billion, respectively, of financial instruments it owns that may not be sold or repledged by the secured parties. Total assets pledged do not include assets of consolidated VIEs; these assets are used to settle the liabilities of those entities. See Note 15 on pages 151–159 of this Form 10-Q, and Note 16 on pages 244–259 of JPMorgan Chase’s 2010 Annual Report, for additional information on assets and liabilities of consolidated VIEs. For further information regarding pledged assets, see Note 31 on page 281 of JPMorgan Chase’s 2010 Annual Report.
Collateral
At June 30, 2011, and December 31, 2010, the Firm had accepted assets as collateral that it could sell or repledge, deliver or otherwise use with a fair value of approximately  $705.2 billion and  $655.0 billion, respectively. This collateral was generally obtained under resale agreements, securities borrowing agreements, customer margin loans and derivative agreements. Of the collateral received, approximately  $509.3 billion and  $521.3 billion, respectively, were sold or repledged, generally as collateral under repurchase agreements, securities lending agreements or to cover short sales and to collateralize deposits and derivative agreements. For further information regarding collateral, see Note 31 on page 281 of JPMorgan Chase’s 2010 Annual Report.

Litigation	6 Months Ended
Jun. 30, 2011
Litigation [Abstract]
LITIGATION
LITIGATION
Contingencies
As of June 30, 2011, the Firm and its subsidiaries are defendants or putative defendants in more than 10,000 legal proceedings, in the form of regulatory/government investigations as well as private, civil litigations. The litigations range from individual actions involving a single plaintiff to class action lawsuits with potentially millions of class members. Investigations involve both formal and informal proceedings, by both governmental agencies and self-regulatory organizations. These legal proceedings are at varying stages of adjudication, arbitration or investigation, and involve each of the Firm’s lines of business and geographies and a wide variety of claims (including common law tort and contract claims and statutory antitrust, securities and consumer protection claims), some of which present novel legal theories.
The Firm believes the estimate of the aggregate range of reasonably possible losses, in excess of reserves established, for its legal proceedings is from  $0 to approximately  $5.1 billion at June 30, 2011. This estimated aggregate range of reasonably possible losses is based upon currently available information for those proceedings in which the Firm is involved, taking into account the Firm’s best estimate of such losses for those cases for which such estimate can be made. For certain cases, the Firm does not believe that an estimate can currently be made. The Firm’s estimate involves significant judgment, given the varying stages of the proceedings (including the fact that many of them are currently in preliminary stages), the existence of multiple defendants (including the Firm) in many of such proceedings whose share of liability has yet to be determined, the numerous yet-unresolved issues in many of the proceedings (including issues regarding class certification and the scope of many of the claims), and the attendant uncertainty of the various potential outcomes of such proceedings. Accordingly, the Firm’s estimate will change from time to time, and actual losses may be more than the current estimate.
Set forth below are descriptions of the Firm’s material legal proceedings.
Auction-Rate Securities Investigations and Litigation. Beginning in March 2008, several regulatory authorities initiated investigations of a number of industry participants, including the Firm, concerning possible state and federal securities law violations in connection with the sale of auction-rate securities. The market for many such securities had frozen and a significant number of auctions for those securities began to fail in February 2008.
The Firm, on behalf of itself and affiliates, agreed to a settlement in principle with the New York Attorney General’s Office which provided, among other things, that the Firm would offer to purchase at par certain auction-rate securities purchased from J.P. Morgan Securities LLC (“JPMorgan Securities”; formerly J.P. Morgan Securities Inc.), Chase Investment Services Corp. and Bear, Stearns & Co. Inc. by individual investors, charities and small- to medium-sized businesses. The Firm also agreed to a substantively similar settlement in principle with the Office of Financial Regulation for the State of Florida and the North American Securities Administrators Association (“NASAA”) Task Force, which agreed to recommend approval of the settlement to all remaining states, Puerto Rico and the U.S. Virgin Islands. The Firm has finalized the settlement agreements with the New York Attorney General’s Office and the Office of Financial Regulation for the State of Florida. The settlement agreements provide for the payment of penalties totaling  $25 million to all states. The Firm is currently in the process of finalizing consent agreements with NASAA’s member states; more than 45 of these consent agreements have been finalized to date.
The Firm also faces a number of civil actions relating to the Firm’s sales of auction-rate securities, including a putative securities class action in the United States District Court for the Southern District of New York that seeks unspecified damages, and individual arbitrations and lawsuits in various forums brought by institutional and individual investors that, together, seek damages totaling more than  $200 million relating to the Firm’s sales of auction-rate securities. One action is brought by an issuer of auction-rate securities. The actions generally allege that the Firm and other firms manipulated the market for auction-rate securities by placing bids at auctions that affected these securities’ clearing rates or otherwise supported the auctions without properly disclosing these activities. Some actions also allege that the Firm misrepresented that auction-rate securities were short-term instruments. The Firm has filed motions to dismiss each of the actions pending in federal court, which are being coordinated before the federal District Court in New York. These motions are currently pending.
Additionally, the Firm was named in two putative antitrust class actions also pending in the federal District Court in New York. The actions allege that the Firm, along with numerous other financial institution defendants, colluded to maintain and stabilize the auction-rate securities market and then to withdraw their support for the auction-rate securities market. In January 2010, the District Court dismissed both actions. An appeal is pending in the United States Court of Appeals for the Second Circuit.
Bear Stearns Hedge Fund Matters. Bear Stearns, certain current or former subsidiaries of Bear Stearns, including Bear Stearns Asset Management, Inc. (“BSAM”) and Bear, Stearns & Co. Inc., and certain individuals formerly employed by Bear Stearns are named defendants (collectively the “Bear Stearns defendants”) in multiple civil actions and arbitrations relating to alleged losses resulting from the failure of the Bear Stearns High Grade Structured Credit Strategies Master Fund, Ltd. (the “High Grade Fund”) and the Bear Stearns High Grade Structured Credit Strategies Enhanced Leverage Master Fund, Ltd. (the “Enhanced Leverage Fund”) (collectively, the “Funds”). BSAM served as investment manager for both of the Funds, which were organized such that there were U.S. and Cayman Islands “feeder funds” that invested substantially all their assets, directly or indirectly, in the Funds. The Funds are in liquidation.

There are currently four civil actions pending in the United States District Court for the Southern District of New York relating to the Funds. Two of these actions involve derivative lawsuits brought on behalf of purchasers of partnership interests in the two U.S. feeder funds, alleging that the Bear Stearns defendants mismanaged the Funds and made material misrepresentations to and/or withheld information from investors in the feeder funds. These actions seek, among other things, unspecified compensatory damages based on alleged investor losses. The third action, brought by the Joint Voluntary Liquidators of the Cayman Islands feeder funds, makes allegations similar to those asserted in the derivative lawsuits related to the U.S. feeder funds, and seeks compensatory and punitive damages. Motions to dismiss in these three cases have been granted in part and denied in part. An agreement in principle has been reached, pursuant to which BSAM would pay a maximum of approximately  $19 million to settle the one derivative action relating to the feeder fund to the High Grade Fund. BSAM has reserved the right not to proceed with this settlement if plaintiff is unable to secure the participation of investors whose net contributions meet a prescribed percentage of the aggregate net contributions to the High Grade Fund. The agreement in principle remains subject to documentation and approval by the Court. In the other two actions, the parties are engaging in Court-ordered settlement discussions. Discovery has been limited for the duration of that process. Total alleged losses in these three actions exceed  $1 billion.
The fourth action was brought by Bank of America and Banc of America Securities LLC (together “BofA”) alleging breach of contract and fraud in connection with a May 2007  $4 billion securitization, known as a “CDO-squared,” for which BSAM served as collateral manager. This securitization was composed of certain collateralized debt obligation holdings that were purchased by BofA from the Funds. Bank of America seeks in excess of  $3 billion in damages. Defendants’ motion to dismiss in this action was largely denied, an amended complaint was filed and discovery is ongoing.
Bear Stearns Shareholder Litigation and Related Matters. Various shareholders of Bear Stearns have commenced purported class actions against Bear Stearns and certain of its former officers and/or directors on behalf of all persons who purchased or otherwise acquired common stock of Bear Stearns between December 14, 2006, and March 14, 2008 (the “Class Period”). During the Class Period, Bear Stearns had between 115 million and 120 million common shares outstanding, and the price per share of those securities declined from a high of  $172.61 to a low of  $30 at the end of the period. The actions, originally commenced in several federal courts, allege that the defendants issued materially false and misleading statements regarding Bear Stearns’ business and financial results and that, as a result of those false statements, Bear Stearns’ common stock traded at artificially inflated prices during the Class Period. Separately, several individual shareholders of Bear Stearns have commenced or threatened to commence arbitration proceedings and lawsuits asserting claims similar to those in the putative class actions. Certain of these matters have been dismissed or settled. In addition, Bear Stearns and certain of its former officers and/or directors have also been named as defendants in a number of purported class actions commenced in the United States District Court for the Southern District of New York seeking to represent the interests of participants in the Bear Stearns Employee Stock Ownership Plan (“ESOP”) during the time period of December 2006 to March 2008. These actions, brought under the Employee Retirement Income Security Act (“ERISA”), allege that defendants breached their fiduciary duties to plaintiffs and to the other participants and beneficiaries of the ESOP by (a) failing to manage prudently the ESOP’s investment in Bear Stearns securities; (b) failing to communicate fully and accurately about the risks of the ESOP’s investment in Bear Stearns stock; (c) failing to avoid or address alleged conflicts of interest; and (d) failing to monitor those who managed and administered the ESOP.
Bear Stearns, former members of Bear Stearns’ Board of Directors and certain of Bear Stearns’ former executive officers have also been named as defendants in a shareholder derivative and class action suit which is pending in the United States District Court for the Southern District of New York. Plaintiffs assert claims for breach of fiduciary duty, violations of federal securities laws, waste of corporate assets and gross mismanagement, unjust enrichment, abuse of control and indemnification and contribution in connection with the losses sustained by Bear Stearns as a result of its purchases of subprime loans and certain repurchases of its own common stock. Certain individual defendants are also alleged to have sold their holdings of Bear Stearns common stock while in possession of material nonpublic information. Plaintiffs seek compensatory damages in an unspecified amount.
All of the above-described actions filed in federal courts were ordered transferred and joined for pre-trial purposes before the United States District Court for the Southern District of New York. Defendants moved to dismiss the purported securities class action, the shareholders’ derivative action and the ERISA action. In January 2011, the District Court granted the motions to dismiss the derivative and ERISA actions, and denied the motion as to the securities action. Plaintiffs in the derivative action have filed a motion for reconsideration of the dismissal as well as an appeal. Plaintiffs in the ESOP action have filed a motion to alter the judgment and for leave to amend their amended consolidated complaint. Discovery is ongoing in the securities action.
City of Milan Litigation and Criminal Investigation. In January 2009, the City of Milan, Italy (the “City”) issued civil proceedings against (among others) JPMorgan Chase Bank, N.A. and J.P. Morgan Securities Ltd. (together, “JPMorgan Chase”) in the District Court of Milan. The proceedings relate to (a) a bond issue by the City in June 2005 (the “Bond”), and (b) an associated swap transaction, which was subsequently restructured on a number of occasions between 2005 and 2007 (the “Swap”). The City seeks damages and/or other remedies against JPMorgan Chase (among others) on the grounds of alleged “fraudulent and deceitful acts” and alleged breach of advisory obligations in connection with the Swap and the Bond, together with related swap transactions with other counterparties. The judge has directed four current and former JPMorgan Chase personnel and JPMorgan Chase Bank, N.A. (as well as other individuals and three other banks) to go forward to a full trial that started in May 2010. Although the Firm is not charged with any crime and does not face criminal liability, if one or more of its employees were found guilty, the Firm could be subject to administrative sanctions, including restrictions on its ability to conduct business in Italy and monetary penalties. Hearings have continued on a weekly basis since May 2010.
Enron Litigation. JPMorgan Chase and certain of its officers and directors are involved in several lawsuits seeking damages arising out of the Firm’s banking relationships with Enron Corp. and its subsidiaries (“Enron”). A number of actions and other proceedings against the Firm previously were resolved, including a class action lawsuit captioned Newby v. Enron Corp. and adversary proceedings brought by Enron’s bankruptcy estate. The remaining Enron-related actions include individual actions by Enron investors, an action by an Enron counterparty, and a purported class action filed on behalf of JPMorgan Chase employees who participated in the Firm’s 401(k) plan asserting claims under the ERISA for alleged breaches of fiduciary duties by JPMorgan Chase, its directors and named officers. That action has been dismissed, and is on appeal to the United States Court of Appeals for the Second Circuit.
Interchange Litigation. A group of merchants has filed a series of putative class action complaints in several federal courts. The complaints allege that Visa and MasterCard, as well as certain other banks and their respective bank holding companies, conspired to set the price of credit and debit card interchange fees, enacted respective association rules in violation of antitrust laws, and engaged in tying/bundling and exclusive dealing. The complaint seeks unspecified damages and injunctive relief based on the theory that interchange would be lower or eliminated but for the challenged conduct. Based on publicly available estimates, Visa and MasterCard branded payment cards generated approximately  $40 billion of interchange fees industry-wide in 2009. All cases have been consolidated in the United States District Court for the Eastern District of New York for pretrial proceedings. The Court has dismissed all claims relating to periods prior to January 2004. The Court has not yet ruled on motions relating to the remainder of the case or plaintiffs’ class certification motion. Fact and expert discovery have closed.
In addition to the consolidated class action complaint, plaintiffs filed supplemental complaints challenging the initial public offerings (“IPOs”) of MasterCard and Visa (the “IPO Complaints”). With respect to the MasterCard IPO, plaintiffs allege that the offering violated Section 7 of the Clayton Act and Section 1 of the Sherman Act and that the offering was a fraudulent conveyance. With respect to the Visa IPO, plaintiffs are challenging the Visa IPO on antitrust theories parallel to those articulated in the MasterCard IPO pleading. Defendants have filed motions to dismiss the IPO Complaints. The Court has not yet ruled on those motions.
The parties also have filed motions seeking summary judgment as to various claims in the complaints.
Investment Management Litigation. Four cases have been filed claiming that investment portfolios managed by JPMorgan Investment Management Inc. (“JPMorgan Investment Management”) were inappropriately invested in securities backed by subprime residential real estate collateral. Plaintiffs claim that JPMorgan Investment Management and related defendants are liable for losses of more than  $1 billion in market value of these securities. The first case was filed by NM Homes One, Inc. in federal District Court in New York. Following rulings on motions addressed to the pleadings, plaintiff’s claims for breach of contract, breach of fiduciary duty, negligence and gross negligence survive, and discovery is proceeding. In the second case, which was filed by Assured Guaranty (U.K.) in New York state court, the New York State Appellate Division allowed plaintiff to proceed with its claims for breach of fiduciary duty and gross negligence, and for breach of contract based on alleged violations of the Delaware Insurance Code. JPMorgan Investment Management’s appeal is pending in the New York State Court of Appeals. Discovery is also proceeding. In the third case, filed by Ambac Assurance UK Limited in New York state court, the lower court granted JPMorgan Investment Management’s motion to dismiss. The New York State Appellate Division reversed the lower court’s decision and is allowing plaintiff to proceed with its claims. The fourth case was filed by CMMF LLP in New York state court. The amended complaint asserts claims under New York law for breach of fiduciary duty, gross negligence, breach of contract and negligent misrepresentation. The lower court denied in part defendants’ motion to dismiss and discovery is proceeding.
Lehman Brothers Bankruptcy Proceedings. In May 2010, Lehman Brothers Holdings Inc. (“LBHI”) and its Official Committee of Unsecured Creditors filed a complaint (and later an amended complaint) against JPMorgan Chase Bank, N.A. in the United States Bankruptcy Court for the Southern District of New York that asserts both federal bankruptcy law and state common law claims, and seeks, among other relief, to recover  $8.6 billion in collateral that was transferred to JPMorgan Chase Bank, N.A. in the weeks preceding LBHI’s bankruptcy. The amended complaint also seeks unspecified damages on the grounds that JPMorgan Chase Bank, N.A.’s collateral requests hastened LBHI’s demise. The Firm has moved to dismiss plaintiffs’ amended complaint in its entirety. That motion has not yet been decided. The Firm also filed counterclaims against LBHI alleging that LBHI fraudulently induced the Firm to make large clearing advances to Lehman against inappropriate collateral, which left the Firm with more than  $25 billion in claims against the estate of Lehman’s broker-dealer, which could be unpaid if the Firm is required to return any collateral to Lehman. Discovery is underway with a trial scheduled for 2012. In addition, in April 2011 the Firm and the SIPA Trustee for LBHI’s U.S. broker-dealer subsidiary, Lehman Brothers Inc. (“LBI”) announced that they had reached an agreement to return more than  $800 million in alleged LBI customer assets to the LBI Estate for distribution to its customer claimants. In late June 2011, the Bankruptcy Court approved the agreement. The Firm has also responded to various regulatory inquiries regarding the Lehman matter.
Madoff Litigation. JPMorgan Chase & Co., JPMorgan Chase Bank, N.A., JPMorgan Securities LLC, and JPMorgan Securities Ltd. have been named as defendants in a lawsuit brought by the trustee for the liquidation of Bernard L. Madoff Investment Securities LLC (the “Trustee”). The Trustee recently served an amended complaint in which he has asserted 28 causes of action against JPMorgan Chase, 20 of which seek to avoid certain transfers (direct or indirect) made to JPMorgan Chase that are alleged to have been preferential or fraudulent under the federal Bankruptcy Code and the New York Debtor and Creditor Law. The remaining causes of action are for, among other things, aiding and abetting fraud, aiding and abetting breach of fiduciary duty, conversion and unjust enrichment. The complaint generally alleges that JPMorgan Chase, as Madoff’s long-time bank, facilitated the maintenance of Madoff’s Ponzi scheme and overlooked signs of wrongdoing in order to obtain profits and fees. The complaint purports to seek approximately  $19 billion in damages from JPMorgan Chase, and to recover approximately  $425 million in transfers that JPMorgan Chase allegedly received directly or indirectly from Bernard Madoff’s brokerage firm. JPMorgan Chase’s motion to return the case from the Bankruptcy Court to the District Court was granted in May 2011 and JPMorgan Chase has moved to dismiss most of the Trustee’s claims.
Separately, J.P. Morgan Trust Company (Cayman) Limited, JPMorgan (Suisse) SA, J.P. Morgan Securities Ltd., and Bear Stearns Alternative Assets International Ltd. have been named as defendants in several suits in Bankruptcy Court and state and federal courts in New York arising out of the liquidation proceedings of Fairfield Sentry Limited and Fairfield Sigma Limited (together, “Fairfield”), so-called Madoff feeder funds. These actions advanced theories of mistake and restitution and sought to recover payments previously made to defendants by the funds totaling approximately  $140 million. Fairfield and the Madoff Trustee reached an agreement pursuant to which the complaints against Cayman, Suisse, and JP Morgan Securities Ltd. will be dismissed and that agreement has been approved by the court.
In addition, a purported class action is pending against JPMorgan Chase in the United States District Court for the Southern District of New York, as is a motion by separate potential class plaintiffs to add claims against JPMorgan Chase, JPMorgan Chase Bank, N.A., J.P. Morgan Securities LLC and J.P. Morgan Securities Ltd. to an already-pending purported class action in the same court. The allegations in these complaints largely track those raised by the Trustee. The JPMorgan Chase entities have moved to dismiss these actions.
Finally, JPMorgan Chase is a defendant in five actions pending in the New York state court and one individual action in federal court in New York. The allegations in all of these actions are essentially identical, and involve claims against the Firm for aiding and abetting fraud, aiding and abetting breach of fiduciary duty, conversion and unjust enrichment. In the federal action, the Firm prevailed on its motion to dismiss before the District Court, and that decision was recently affirmed on appeal. In the state court actions, the Firm’s motion to dismiss has been fully briefed and the parties are awaiting the court’s decision. The Firm is also responding to various governmental inquiries concerning the Madoff matter.
Mortgage-Backed Securities Litigation and Regulatory Investigations. JPMorgan Chase and affiliates, Bear Stearns and affiliates and Washington Mutual affiliates have been named as defendants in a number of cases in their various roles as issuer or underwriter in mortgage-backed securities (“MBS”) offerings. These cases include purported class action suits, actions by individual purchasers of securities, actions by insurance companies that guaranteed payments of principal and interest for particular tranches and an action by a trustee. Although the allegations vary by lawsuit, these cases generally allege that the offering documents for more than  $160 billion of securities issued by dozens of securitization trusts contained material misrepresentations and omissions, including statements regarding the underwriting standards pursuant to which the underlying mortgage loans were issued, or assert that various representations or warranties relating to the loans were breached at the time of origination.
In the actions against the Firm as an MBS issuer (and, in some cases, also as an underwriter of its own MBS offerings), three purported class actions are pending against JPMorgan Chase and Bear Stearns, and/or certain of their affiliates and current and former employees, in the United States District Courts for the Eastern and Southern Districts of New York. Defendants moved to dismiss these actions. One of those motions has been granted in part to dismiss claims relating to all but one of the offerings. The other two motions remain pending. In addition, Washington Mutual affiliates, WaMu Asset Acceptance Corp. and WaMu Capital Corp., along with certain former officers or directors of WaMu Asset Acceptance Corp., have been named as defendants in three now-consolidated purported class action cases pending in the Western District of Washington. Defendants’ motion to dismiss was granted in part to dismiss all claims relating to MBS offerings in which a named plaintiff was not a purchaser. Defendants have since moved for judgment on the pleadings as to all claims relating to all MBS Certificates of which a named plaintiff was not a purchaser. Plaintiffs have sought leave to amend their complaint to add JPMorgan Chase Bank, N.A., as a defendant on the theory that it is a successor to Washington Mutual Bank. The Firm has opposed this request. Plaintiffs have filed a motion for class certification, which defendants have opposed. Discovery is ongoing.
In other actions brought against the Firm as an MBS issuer (and, in some cases, also as an underwriter) certain JPMorgan Chase entities, several Bear Stearns entities, and certain Washington Mutual affiliates are defendants in ten separate individual actions commenced by the Federal Home Loan Banks of Pittsburgh, Seattle, San Francisco, Chicago, Indianapolis, Atlanta and Boston in various state courts around the country; and certain JPMorgan Chase, Bear Stearns and Washington Mutual entities are also among the defendants named in separate individual actions commenced by various institutional investors in federal and state courts.
EMC Mortgage Corporation (“EMC”), a subsidiary of JPMorgan Chase & Co., and certain other JPMorgan Chase entities are defendants in six pending actions commenced by bond insurers that guaranteed payments of principal and interest on approximately  $3.6 billion of certain classes of seven different MBS offerings sponsored by EMC. Two of those actions, commenced by Assured Guaranty Corp. and Syncora Guarantee, Inc., respectively, are pending in the United States District Court for the Southern District of New York. Syncora has also filed an action in New York state court alleging tort claims against arising out of the same transaction as its original federal complaint. The fourth action, filed by Ambac Assurance Corporation, was dismissed on jurisdictional grounds by the United States District for the Southern District of New York. The dismissal is on appeal to the United States Court of Appeals for the Second Circuit. Ambac has also filed a nearly identical complaint in New York state court. The sixth action, commenced by CIFG Assurance North America, Inc., is pending in state court in Texas, but Defendants have filed a motion arguing that New York is the superior forum. In most of the actions, the plaintiff claims that the underlying mortgage loans had origination defects that purportedly violate certain representations and warranties given by EMC to plaintiffs, and that EMC has breached the relevant agreements between the parties by failing to repurchase allegedly defective mortgage loans. In addition, the Ambac, CIFG and Syncora complaints allege fraudulent inducement and tortious interference, though tortious interference was dismissed from the Ambac federal action immediately before the jurisdictional dismissal. Each action seeks unspecified damages and, except in the Syncora state complaint, an order compelling EMC to repurchase those loans. The CIFG complaint also seeks punitive damages.
In the actions against the Firm solely as an underwriter of other issuers’ MBS offerings, the Firm has contractual rights to indemnification from the issuers, but those indemnity rights may prove effectively unenforceable where the issuers are now defunct, such as affiliates of IndyMac Bancorp (“IndyMac Trusts”) and Thornburg Mortgage (“Thornburg”). With respect to the IndyMac Trusts, JPMorgan Securities, along with numerous other underwriters and individuals, is named as a defendant, both in its own capacity and as successor to Bear Stearns in a purported class action pending in the United States District Court for the Southern District of New York brought on behalf of purchasers of securities in various IndyMac Trust MBS offerings. The court in that action has dismissed claims as to certain such securitizations, including all offerings in which no named plaintiff purchased securities, and allowed claims as to other offerings to proceed. Plaintiffs’ motion to certify a class of investors in certain offerings is pending, and discovery is ongoing. In addition, JPMorgan Securities and JPMorgan Chase are named as defendants in an individual action filed by the Federal Home Loan Bank of Pittsburgh in connection with a single offering by an affiliate of IndyMac Bancorp. Discovery in that action is ongoing. Separately, JPMorgan Securities, as successor to Bear, Stearns & Co. Inc., along with other underwriters and certain individuals, are defendants in an action pending in state court in California brought by MBIA Insurance Corp. (“MBIA”). The action relates to certain securities issued by IndyMac trusts in offerings in which Bear Stearns was an underwriter, and as to which MBIA provided guaranty insurance policies. MBIA purports to be subrogated to the rights of the MBS holders, and seeks recovery of sums it has paid and will pay pursuant to those policies. Discovery is ongoing. With respect to Thornburg, a Bear Stearns subsidiary is also a named defendant in a purported class action pending in the United States District Court for the District of New Mexico along with a number of other financial institutions that served as depositors and/or underwriters for three Thornburg MBS offerings. Defendants have moved to dismiss this action.
A shareholder complaint has been filed in New York state court against the Firm and two affiliates, members of the boards of directors thereof and certain employees asserting claims based on alleged wrongful actions and inactions relating to residential mortgage originations and securitizations. The action seeks an accounting and damages.
In addition to the above-described litigation, the Firm has also received, and responded to, a number of subpoenas and informal requests for information from federal and state authorities concerning mortgage-related matters, including inquiries concerning a number of transactions involving the Firm’s origination and purchase of whole loans, underwriting and issuance of MBS, treatment of early payment defaults and potential breaches of securitization representations and warranties, due diligence in connection with securitizations and the Firm’s participation in offerings of certain collateralized debt obligations.
JPMorgan Securities has resolved the investigation by the SEC’s Division of Enforcement regarding certain collateralized debt obligations.
In addition to the above mortgage-related matters, the Firm is a defendant in an action commenced by Deutsche Bank, described in more detail below with respect to the Washington Mutual Litigations.
Mortgage Foreclosure Investigations and Litigation. Multiple state and federal officials have announced investigations into the procedures followed by mortgage servicing companies and banks, including JPMorgan Chase & Co. and its affiliates, relating to servicing, foreclosure and loss mitigation processes. The Firm is cooperating with these investigations, and these investigations could result in material fines, penalties, equitable remedies (including requiring default servicing or other process changes), or other enforcement actions, as well as significant legal costs in responding to governmental investigations and additional litigation. The Office of the Comptroller of the Currency and the Federal Reserve have issued Consent Orders as to JPMorgan Chase Bank, N.A., and JPMorgan Chase & Co., respectively. In their Orders, the regulators have mandated significant changes to the Firm’s servicing and default business and outlined requirements to implement these changes. Included in these requirements is the retention of an independent consultant to conduct an independent review of (and reimbursement of borrowers who sustained economic harm from) residential foreclosure actions or proceedings for loans serviced by the Firm that have been pending at any time from January 1, 2009, to December 31, 2010, as well as residential foreclosure sales that occurred during this time period. These regulators have reserved the right to impose civil monetary penalties at a later date. Investigations by other state and federal authorities remain pending. Though the Firm has been in discussions with state and federal authorities about a potential global settlement of claims, there can be no assurance that any resolution will be reached.
Four purported class action lawsuits have also been filed against the Firm relating to its mortgage foreclosure procedures. Additionally, the Firm is defending a purported class action brought against Bank of America involving an EMC loan. One of the cases has been voluntarily dismissed with prejudice by the plaintiff. The Firm has moved to dismiss two of the remaining cases. In the fourth case, plaintiffs filed an amended complaint, which the Firm will move to dismiss.
A shareholder derivative action has been filed in New York state court against the Firm’s board of directors alleging that the board failed to exercise adequate oversight as to wrongful conduct by the Firm regarding mortgage servicing. The action seeks a declaratory judgment and damages.
As of January 2011, the Firm had resumed initiation of new foreclosure proceedings in nearly all states in which it had previously suspended such proceedings, utilizing revised procedures in connection with the execution of affidavits and other documents used by Firm employees in the foreclosure process. The Firm is also in the process of reviewing pending foreclosure matters to determine whether remediation of specific documentation is necessary, and is resuming pending foreclosures as the review, and if necessary, remediation, of each pending matter is completed.
Municipal Derivatives Investigations and Litigation. The Department of Justice (“DOJ”) (in conjunction with the Internal Revenue Service), the Securities and Exchange Commission, a group of state attorneys general, the Office of the Comptroller of the Currency and the Federal Reserve Bank of New York investigated the Firm for possible antitrust, securities and tax-related violations in connection with the bidding or sale of guaranteed investment contracts and derivatives to municipal issuers. In July 2011, the Firm reached settlements with all of the government agencies to resolve these investigations. The settlements cover conduct in or prior to 2006. Under the terms of the settlements, the Firm entered into a non-prosecution agreement with the DOJ, and will pay a net amount of  $211 million to the other government agencies. The Firm also agreed to implement measures to strengthen board oversight and compliance risk management programs relating to certain types of transactions.
Purported class action lawsuits and individual actions (the “Municipal Derivatives Actions”) have been filed against JPMorgan Chase and Bear Stearns, as well as numerous other providers and brokers, alleging antitrust violations in the reportedly  $100 billion to  $300 billion annual market for financial instruments related to municipal bond offerings referred to collectively as “municipal derivatives.” The Municipal Derivatives Actions have been consolidated in the United States District Court for the Southern District of New York. The court denied in part and granted in part defendants’ motions to dismiss the purported class and individual actions, permitting certain claims to proceed against the Firm and others under federal and California state antitrust laws and under the California false claims act. Subsequently, a number of additional individual actions asserting substantially similar claims, including claims under New York and West Virginia state antitrust statutes, were filed against JPMorgan Chase, Bear Stearns and numerous other defendants. All of these cases have been coordinated for pretrial purposes in the United States District Court for the Southern District of New York. Discovery is ongoing.
Following J.P. Morgan Securities’ November 4, 2009, settlement with the SEC in connection with certain Jefferson County, Alabama (the “County”) warrant underwritings and swap transactions, various parties have brought civil litigation against the Firm. The County and a putative class of sewer rate payers have filed complaints against the Firm and several other defendants in Alabama state court. The suits allege that the Firm made payments to certain third parties in exchange for being chosen to underwrite more than  $3 billion in warrants issued by the County and chosen as the counterparty for certain swaps executed by the County. The complaints also allege that the Firm concealed these third-party payments and that, but for this concealment, the County would not have entered into the transactions. The Court denied the Firm’s motions to dismiss the complaints in both proceedings. The Firm filed a mandamus petition with the Alabama Supreme Court, seeking immediate appellate review of this decision. The mandamus petition in the County’s lawsuit was denied in April 2011. The mandamus petition in the lawsuit brought by sewer ratepayers remains pending.
Separately, two insurance companies that guaranteed the payment of principal and interest on warrants issued by Jefferson County have filed separate actions against the Firm in New York state court. Their complaints assert that the Firm fraudulently misled them into issuing insurance based upon substantially the same alleged conduct described above and other alleged non-disclosures. One insurer claims that it insured an aggregate principal amount of nearly  $1.2 billion and seeks unspecified damages in excess of  $400 million, as well as unspecified punitive damages. The other insurer claims that it insured an aggregate principal amount of more than  $378 million and seeks recovery of  $4 million allegedly paid under the policies to date as well as any future payments and unspecified punitive damages. In December 2010, the court denied the Firm’s motions to dismiss each of the complaints. Discovery is proceeding.
Overdraft Fee/Debit Posting Order Litigation. JPMorgan Chase Bank, N.A. has been named as a defendant in several purported class actions relating to its practices in posting debit card transactions to customers’ deposit accounts. Plaintiffs allege that the Firm improperly re-ordered debit card transactions from the highest amount to lowest amount before processing these transactions in order to generate unwarranted overdraft fees. Plaintiffs contend that the Firm should have processed such transactions in the chronological order they were authorized. Plaintiffs seek the disgorgement of all overdraft fees paid to the Firm by plaintiffs since approximately 2003 as a result of the re-ordering of debit card transactions. The claims against the Firm have been consolidated with numerous complaints against other national banks in Multi-District Litigation pending in the United States District Court for the Southern District of Florida. The Firm’s motion to compel arbitration of certain plaintiffs’ claims was denied by the District Court. That ruling is currently on appeal. Discovery is proceeding in the District Court.
Petters Bankruptcy and Related Matters. JPMorgan Chase and certain of its affiliates, including One Equity Partners (“OEP”), have been named as defendants in several actions filed in connection with the receivership and bankruptcy proceedings pertaining to Thomas J. Petters and certain entities affiliated with Petters (collectively, “Petters”) and the Polaroid Corporation. The principal actions against JPMorgan Chase and its affiliates have been brought by the court appointed receiver in the civil action filed by the federal government against Petters and the trustees in the bankruptcy proceedings for three Petters entities, and generally seek to avoid, on fraudulent transfer and preference grounds, certain purported transfers in connection with (i) the 2005 acquisition of Polaroid by Petters, which at the time was majority-owned by OEP; (ii) two credit facilities that JPMorgan Chase and other financial institutions entered into with Polaroid; and (iii) a credit line and investment accounts held by Petters. The actions collectively seek recovery of approximately  $450 million. Defendants have moved to dismiss the complaints in the actions filed by the Petters bankruptcy trustees and have also sought to transfer those actions to the United States District Court for the District of Minnesota, where the receiver’s action is pending.
Securities Lending Litigation. JPMorgan Chase Bank, N.A. has been named as a defendant in four putative class actions asserting ERISA and other claims pending in the United States District Court for the Southern District of New York brought by participants in the Firm’s securities lending business. A fifth lawsuit was filed in New York state court by an individual participant in the program. Three of the purported class actions, which have been consolidated, relate to investments of approximately  $500 million in medium-term notes of Sigma Finance Inc. (“Sigma”). In August 2010, the Court certified a plaintiff class consisting of all securities lending participants that held Sigma medium-term notes on September 30, 2008, including those that held the notes by virtue of participation in the investment of cash collateral through a collective fund, as well as those that held the notes by virtue of the investment of cash collateral through individual accounts. All discovery has been completed. JPMorgan Chase has moved for partial summary judgment as to plaintiffs’ duty of loyalty claim, in which it is alleged that the Firm created an impermissible conflict of interest by providing repurchase financing to Sigma while also holding Sigma medium-term notes in securities lending accounts.
The fourth putative class action concerns investments of approximately  $500 million in Lehman Brothers medium-term notes. The Firm has moved to dismiss the amended complaint and is awaiting a decision. Discovery is proceeding while the motion is pending. The New York state court action, which is not a class action, concerns the plaintiff’s alleged loss of money in both Sigma and Lehman Brothers medium-term notes. The Firm has answered the complaint. Discovery is proceeding.
Service Members Civil Relief Act and Housing and Economic Recovery Act Investigations and Litigation. Multiple government officials have announced inquiries into the Firm’s procedures related to the Service Members Civil Relief Act (“SCRA”) and the Housing and Economic Recovery Act of 2008 (“HERA”). These inquiries have been prompted by the Firm’s public statements about its SCRA and HERA compliance and actions to remedy certain instances in which the Firm mistakenly charged active or recently-active military personnel mortgage interest and fees in excess of that permitted by SCRA and HERA, and in a number of instances, foreclosed on borrowers protected by SCRA and HERA. The Firm has implemented a number of procedural enhancements and controls to strengthen its SCRA and HERA compliance. In addition, an individual borrower filed a nationwide class action in United States District Court for South Carolina against the Firm alleging violations of the SCRA related to home loans. The Firm agreed to pay  $27 million plus attorneys’ fees, in addition to reimbursements previously paid by the Firm, to settle the class action. The settlement has received preliminary approval by the court and is subject to final court approval.
Washington Mutual Litigations. Subsequent to JPMorgan Chase’s acquisition from the Federal Deposit Insurance Corporation (“FDIC”) of substantially all of the assets and certain specified liabilities of Washington Mutual Bank (“Washington Mutual Bank”) in September 2008, Washington Mutual Bank’s parent holding company, Washington Mutual, Inc. (“WMI”) and its wholly-owned subsidiary, WMI Investment Corp. (together, the “Debtors”), both commenced voluntary cases under Chapter 11 of Title 11 of the United States Code in the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Case”). In the Bankruptcy Case, the Debtors have asserted rights and interests in certain assets. The assets in dispute include principally the following: (a) approximately  $4 billion in trust securities contributed by WMI to Washington Mutual Bank (the “Trust Securities”); (b) the right to tax refunds arising from overpayments attributable to operations of Washington Mutual Bank and its subsidiaries; (c) ownership of and other rights in approximately  $4 billion that WMI contends are deposit accounts at Washington Mutual Bank and one of its subsidiaries; and (d) ownership of and rights in various other contracts and other assets (collectively, the “Disputed Assets”).
WMI, JPMorgan Chase and the FDIC have since been involved in litigations over these and other claims pending in the Bankruptcy Court and the United States District Court for the District of Columbia.

In May 2010, WMI, JPMorgan Chase and the FDIC announced a global settlement agreement among themselves and significant creditor groups (the “Global Settlement Agreement”). The Global Settlement Agreement is incorporated into WMI’s proposed Chapter 11 plan (“the Plan”) that has been submitted to the Bankruptcy Court. If approved by the Bankruptcy Court, the Global Settlement would resolve numerous disputes among WMI, JPMorgan Chase, the FDIC in its capacity as receiver for Washington Mutual Bank and the FDIC in its corporate capacity, as well as those of significant creditor groups, including disputes relating to the Disputed Assets.
The Bankruptcy Court considered confirmation of the Plan, including the Global Settlement Agreement, in hearings in early December 2010. In early January 2011, the Bankruptcy Court issued an opinion in which it concluded that the Global Settlement Agreement is fair and reasonable, but that the Plan cannot be confirmed until the parties correct certain deficiencies, which include the scope of releases. None of these deficiencies relates to the Disputed Assets. The Equity Committee, which represents shareholders of WMI, has filed a petition seeking a direct appeal to the United States Court of Appeals for the Third Circuit from so much of the Bankruptcy Court’s ruling that found the settlement to be fair and reasonable. A revised Plan was filed with the Bankruptcy Court in February 2011. The Bankruptcy Court concluded the evidentiary portion of the confirmation hearings for the revised Plan in July 2011. Oral argument is scheduled for August 24, 2011. If the Court ultimately confirms the Plan and the Global Settlement becomes effective, then the Firm currently estimates it will not incur net additional liabilities beyond those already reflected in its balance sheet for the numerous disputes covered by the Global Settlement.
Other proceedings related to Washington Mutual’s failure are also pending before the Bankruptcy Court. Among other actions, in July 2010, certain holders of the Trust Securities commenced an adversary proceeding in the Bankruptcy Court against JPMorgan Chase, WMI, and other entities seeking, among other relief, a declaratory judgment that WMI and JPMorgan Chase do not have any right, title or interest in the Trust Securities. In early January 2011, the Bankruptcy Court granted summary judgment to JPMorgan Chase and denied summary judgment to the plaintiffs in the Trust Securities adversary proceeding.
Other proceedings related to Washington Mutual’s failure are pending before the United States District Court for the District of Columbia and include a lawsuit brought by Deutsche Bank National Trust Company, initially against the FDIC, asserting an estimated  $6 billion to  $10 billion in damages based upon alleged breach of various mortgage securitization agreements and alleged violation of certain representations and warranties given by certain WMI subsidiaries in connection with those securitization agreements. The case includes assertions that JPMorgan Chase may have assumed liabilities relating to the mortgage securitization agreements. In April 2011, the District Court denied as premature motions by the Firm and the FDIC that sought a ruling on whether the FDIC retained liability for Deutsche Bank’s claims. Discovery is underway.
In addition, JPMorgan Chase was sued in an action originally filed in State Court in Texas (the “Texas Action”) by certain holders of WMI common stock and debt of WMI and Washington Mutual Bank who seek unspecified damages alleging that JPMorgan Chase acquired substantially all of the assets of Washington Mutual Bank from the FDIC at an allegedly too-low price. The Texas Action was transferred to the United States District Court for the District of Columbia, which ultimately granted JPMorgan Chase’s and the FDIC’s motions to dismiss the complaint. Plaintiffs appealed this dismissal and on June 24, 2011, the United States Court of Appeals for the D.C. Circuit reversed the trial court’s dismissal and remanded the case for further proceedings.
* * *
In addition to the various legal proceedings discussed above, JPMorgan Chase and its subsidiaries are named as defendants or otherwise involved in a substantial number of other legal proceedings. The Firm believes it has meritorious defenses to the claims asserted against it in its currently outstanding legal proceedings and it intends to defend itself vigorously in all such matters. Additional legal proceedings may be initiated from time to time in the future.
The Firm has established reserves for several hundred of its currently outstanding legal proceedings. The Firm accrues for potential liability arising from such proceedings when it is probable that such liability has been incurred and the amount of the loss can be reasonably estimated. The Firm evaluates its outstanding legal proceedings each quarter to assess its litigation reserves, and makes adjustments in such reserves, upwards or downwards, as appropriate, based on management’s best judgment after consultation with counsel. The Firm incurred litigation expense of  $1.9 billion and  $792 million, respectively, during the three months ended June 30, 2011, and 2010, and  $3.0 billion and  $3.7 billion, respectively, during the six months ended June 30, 2011 and 2010. There is no assurance that the Firm’s litigation reserves will not need to be adjusted in the future.
In view of the inherent difficulty of predicting the outcome of legal proceedings, particularly where the claimants seek very large or indeterminate damages, or where the matters present novel legal theories, involve a large number of parties or are in early stages of discovery, the Firm cannot state with confidence what will be the eventual outcomes of the currently pending matters, the timing of their ultimate resolution or the eventual losses, fines, penalties or impact related to those matters. JPMorgan Chase believes, based upon its current knowledge, after consultation with counsel and after taking into account its current litigation reserves, that the legal proceedings currently pending against it should not have a material adverse effect on the Firm’s consolidated financial condition. The Firm notes, however, that in light of the uncertainties involved in such proceedings, there is no assurance the ultimate resolution of these matters will not significantly exceed the reserves it has currently accrued; as a result, the outcome of a particular matter may be material to JPMorgan Chase’s operating results for a particular period, depending on, among other factors, the size of the loss or liability imposed and the level of JPMorgan Chase’s income for that period.

Business Segments	6 Months Ended
Jun. 30, 2011
Business Segments [Abstract]
BUSINESS SEGMENTS
BUSINESS SEGMENTS
The Firm is managed on a line of business basis. There are six major reportable business segments - Investment Bank, Retail Financial Services, Card Services & Auto, Commercial Banking, Treasury & Securities Services and Asset Management, as well as a Corporate/Private Equity segment. The business segments are determined based on the products and services provided, or the type of customer served, and they reflect the manner in which financial information is currently evaluated by management. Results of these lines of business are presented on a managed basis. For a definition of managed basis, see the footnotes to the table below. For a further discussion concerning JPMorgan Chase’s business segments, see Business Segment Results on pages 17–18 of this Form 10-Q, and pages 67–68 and Note 34 on pages 290–293 of JPMorgan Chase’s 2010 Annual Report.
Subsequent business segment changes
Commencing July 1, 2011, the Firm’s business segments have been reorganized as follows:
Auto and Student Lending transferred from the RFS segment and are reported with Card in a single segment. RFS continues as a segment, organized in two components: Consumer & Business Banking (formerly Retail Banking) and Mortgage Banking (including Mortgage Production and Servicing, and Real Estate Portfolios).
The business segment information associated with RFS and Card that is included in the following Segment results section has been revised to reflect the business reorganization retroactive to January 1, 2010.
Segment results
The following tables provide a summary of the Firm’s segment results for the three and six months ended June 30, 2011 and 2010, on a managed basis. Total net revenue (noninterest revenue and net interest income) for each of the segments is presented on a tax-equivalent basis. Accordingly, revenue from tax-exempt securities and investments that receive tax credits are presented in the managed results on a basis comparable to taxable securities and investments. This approach allows management to assess the comparability of revenue arising from both taxable and tax-exempt sources. The corresponding income tax impact related to these items is recorded within income tax expense/(benefit).
Effective January 1, 2011, capital allocated to Card was reduced, largely reflecting portfolio runoff and the improving risk profile of the business; capital allocated to TSS was increased, reflecting growth in the underlying business. The Firm continues to assess the level of capital required for each line of business, as well as the assumptions and methodologies used to allocate capital to the business segments, and further refinements may be implemented in future periods.
Segment results and reconciliation(a)

Three months ended June 30, 2011 (in millions, except ratios)	Investment Bank	Retail Financial Services	Card Services & Auto	Commercial Banking	Treasury & Securities Services	Asset Management	Corporate/ Private Equity	Reconciling Items(c)	Total
Noninterest revenue	$5,233	$3,115	$1,306	$598	$1,183	$2,139	$1,847	$(478)	$14,943
Net interest income	2,081	4,027	3,455	1,029	749	398	218	(121)	11,836
Total net revenue	7,314	7,142	4,761	1,627	1,932	2,537	2,065	(599)	26,779
Provision for credit losses	(183)	994	944	54	(2)	12	(9)	—	1,810
Credit allocation income/(expense)(b)	—	—	—	—	32	—	—	(32)	—
Noninterest expense	4,332	5,271	1,988	563	1,453	1,794	1,441	—	16,842
Income/(loss) before income tax expense/(benefit)	3,165	877	1,829	1,010	513	731	633	(631)	8,127
Income tax expense/(benefit)	1,108	494	719	403	180	292	131	(631)	2,696
Net income	$2,057	$383	$1,110	$607	$333	$439	$502	$—	$5,431
Average common equity	$40,000	$25,000	$16,000	$8,000	$7,000	$6,500	$71,577	$—	$174,077
Average assets	841,355	287,235	198,044	143,560	52,688	74,206	595,455	NA	2,192,543
Return on average common equity	21%	6%	28%	30%	19%	27%	NM	NM	12%
Overhead ratio	59	74	42	35	75	71	NM	NM	63

Three months ended June 30, 2010 (in millions, except ratios)	Investment Bank	Retail Financial Services	Card Services & Auto	Commercial Banking	Treasury & Securities Services	Asset Management	Corporate/ Private Equity	Reconciling Items(c)	Total
Noninterest revenue	$4,432	$2,727	$1,126	$546	$1,227	$1,699	$1,103	$(446)	$12,414
Net interest income	1,900	4,237	3,936	940	654	369	747	(96)	12,687
Total net revenue	6,332	6,964	5,062	1,486	1,881	2,068	1,850	(542)	25,101
Provision for credit losses	(325)	1,545	2,391	(235)	(16)	5	(2)	—	3,363
Credit allocation income/(expense)(b)	—	—	—	—	(30)	—	—	30	—
Noninterest expense	4,522	3,945	1,772	542	1,399	1,405	1,046	—	14,631
Income/(loss) before income tax expense/(benefit)	2,135	1,474	899	1,179	468	658	806	(512)	7,107
Income tax expense/(benefit)	754	625	363	486	176	267	153	(512)	2,312
Net income	$1,381	$849	$536	$693	$292	$391	$653	$—	$4,795
Average common equity	$40,000	$24,600	$18,400	$8,000	$6,500	$6,500	$55,069	$—	$159,069
Average assets	710,005	314,020	214,702	133,309	42,868	63,426	565,317	NA	2,043,647
Return on average common equity	14%	14%	12%	35%	18%	24%	NM	NM	12%
Overhead ratio	71	57	35	36	74	68	NM	NM	58

Six months ended June 30, 2011 (in millions, except ratios)	Investment Bank	Retail Financial Services	Card Services & Auto	Commercial Banking	Treasury & Securities Services	Asset Management	Corporate/ Private Equity	Reconciling Items(c)	Total
Noninterest revenue	$11,409	$4,495	$2,353	$1,100	$2,320	$4,159	$3,325	$(902)	$28,259
Net interest income	4,138	8,113	7,199	2,043	1,452	784	252	(240)	23,741
Total net revenue	15,547	12,608	9,552	3,143	3,772	4,943	3,577	(1,142)	52,000
Provision for credit losses	(612)	2,193	1,297	101	2	17	(19)	—	2,979
Credit allocation income/(expense)(b)	—	—	—	—	59	—	—	(59)	—
Noninterest expense	9,348	10,171	3,905	1,126	2,830	3,454	2,003	—	32,837
Income/(loss) before income tax expense/(benefit)	6,811	244	4,350	1,916	999	1,472	1,593	(1,201)	16,184
Income tax expense/(benefit)	2,384	260	1,706	763	350	567	369	(1,201)	5,198
Net income	$4,427	$(16)	$2,644	$1,153	$649	$905	$1,224	$—	$10,986
Average common equity	$40,000	$25,000	$16,000	$8,000	$7,000	$6,500	$69,259	$—	$171,759
Average assets	828,662	292,557	201,225	141,989	50,294	71,577	562,437	NA	2,148,741
Return on average common equity	22%	—%	33%	29%	19%	28%	NM	NM	13%
Overhead ratio	60	81	41	36	75	70	NM	NM	63

Six months ended June 30, 2010 (in millions, except ratios)	Investment Bank	Retail Financial Services	Card Services & Auto	Commercial Banking	Treasury & Securities Services	Asset Management	Corporate/ Private Equity	Reconciling Items(c)	Total
Noninterest revenue	$10,623	$5,250	$2,113	$1,046	$2,373	$3,473	$2,384	$(887)	$26,375
Net interest income	4,028	8,684	8,202	1,856	1,264	726	1,823	(186)	26,397
Total net revenue	14,651	13,934	10,315	2,902	3,637	4,199	4,207	(1,073)	52,772
Provision for credit losses	(787)	5,104	6,077	(21)	(55)	40	15	—	10,373
Credit allocation income/(expense)(b)	—	—	—	—	(60)	—	—	60	—
Noninterest expense	9,360	7,842	3,519	1,081	2,724	2,847	3,382	—	30,755
Income/(loss) before income tax expense/(benefit)	6,078	988	719	1,842	908	1,312	810	(1,013)	11,644
Income tax expense/(benefit)	2,226	435	321	759	337	529	(71)	(1,013)	3,523
Net income	$3,852	$553	$398	$1,083	$571	$783	$881	$—	$8,121
Average common equity	$40,000	$24,600	$18,400	$8,000	$6,500	$6,500	$53,590	$—	$157,590
Average assets	693,157	319,906	219,812	133,162	40,583	62,978	571,579	NA	2,041,177
Return on average common equity	19%	5%	4%	27%	18%	24%	NM	NM	10%
Overhead ratio	64	56	34	37	75	68	NM	NM	58

(a)
In addition to analyzing the Firm’s results on a reported basis, management reviews the Firm’s lines of business results on a “managed basis,” which is a non-GAAP financial measure. The Firm’s definition of managed basis starts with the reported U.S. GAAP results and includes certain reclassifications as discussed below that do not have any impact on net income as reported by the lines of business or by the Firm as a whole.

(b)
IB manages traditional credit exposures related to the Global Corporate Bank (“GCB”) on behalf of IB and TSS. Effective January 1, 2011, IB and TSS share the economics related to the Firm’s GCB clients. Included within this allocation are net revenues, provision for credit losses, as well as expenses. Prior-year period reflected a reimbursement to IB for a portion of the total costs of managing the credit portfolio. IB recognizes this credit allocation as a component of all other income.

(c)
Segment managed results reflect revenue on a fully tax-equivalent basis, with the corresponding income tax impact recorded within income tax expense/(benefit). These adjustments are eliminated in reconciling items to arrive at the Firm’s reported U.S. GAAP results. Tax-equivalent adjustments for the three and six months ended June 30, 2011 and 2010, were as follows.

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Noninterest revenue	$510	$416	$961	$827
Net interest income	121	96	240	186
Income tax expense	631	512	1,201	1,013

Basis of Presentation (Policies)	6 Months Ended
Jun. 30, 2011
Basis of Presentation [Abstract]
Basis of Presentation and Signficant Accounting Policies
The accounting and financial reporting policies of JPMorgan Chase and its subsidiaries conform to accounting principles generally accepted in the U.S. (“U.S. GAAP”). Additionally, where applicable, the policies conform to the accounting and reporting guidelines prescribed by bank regulatory authorities.
The unaudited consolidated financial statements prepared in conformity with U.S. GAAP require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expense, and the disclosures of contingent assets and liabilities. Actual results could be different from these estimates. In the opinion of management, all normal, recurring adjustments have been included for a fair statement of this interim financial information.
These unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements, and related notes thereto, included in JPMorgan Chase’s Annual Report on Form 10-K for the year ended December 31, 2010, filed with the U.S. Securities and Exchange Commission ("SEC"), as retrospectively revised by the Current Report on Form 8–K filed with the SEC on November 4, 2011.
References to the “2010 Annual Report” or “2010 Form 10-K” in this Form 8–K are to the Firm’s 2010 Form 10–K, as retrospectively revised by the Form 8–K filed on November 4, 2011.
Certain amounts reported in prior periods have been reclassified to conform to the current presentation

Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2011
Fair Value Disclosures [Abstract]
Assets and liabilities measured at fair value on a recurring basis

	Fair value hierarchy
June 30, 2011 (in millions)	Level 1(h)	Level 2(h)	Level 3(h)	Netting adjustments	Total fair value
Federal funds sold and securities purchased under resale agreements	$—	$21,297	$—	$—	$21,297
Securities borrowed	—	14,833	—	—	14,833
Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies(a)	22,990	7,747	165	—	30,902
Residential – nonagency	—	2,609	863	—	3,472
Commercial – nonagency	—	881	1,843	—	2,724
Total mortgage-backed securities	22,990	11,237	2,871	—	37,098
U.S. Treasury and government agencies(a)	14,212	9,477	—	—	23,689
Obligations of U.S. states and municipalities	1	6,764	1,855	—	8,620
Certificates of deposit, bankers’ acceptances and commercial paper	—	2,983	—	—	2,983
Non-U.S. government debt securities	23,786	51,652	82	—	75,520
Corporate debt securities	—	41,405	5,606	—	47,011
Loans(b)	—	24,613	11,742	—	36,355
Asset-backed securities	—	3,547	8,319	—	11,866
Total debt instruments	60,989	151,678	30,475	—	243,142
Equity securities	109,389	3,124	1,408	—	113,921
Physical commodities(c)	18,559	2,496	—	—	21,055
Other	—	2,313	908	—	3,221
Total debt and equity instruments(d)	188,937	159,611	32,791	—	381,339
Derivative receivables:
Interest rate	1,021	992,982	5,901	(966,993)	32,911
Credit	—	113,891	15,131	(122,824)	6,198
Foreign exchange	1,581	152,155	4,624	(138,462)	19,898
Equity	45	41,858	5,151	(39,970)	7,084
Commodity	2,403	52,260	3,369	(46,740)	11,292
Total derivative receivables(e)	5,050	1,353,146	34,176	(1,314,989)	77,383
Total trading assets	193,987	1,512,757	66,967	(1,314,989)	458,722
Available-for-sale securities:
Mortgage-backed securities:
U.S. government agencies(a)	101,787	17,114	—	—	118,901
Residential – nonagency	1	58,928	4	—	58,933
Commercial – nonagency	—	4,932	240	—	5,172
Total mortgage-backed securities	101,788	80,974	244	—	183,006
U.S. Treasury and government agencies(a)	570	4,717	—	—	5,287
Obligations of U.S. states and municipalities	27	11,294	257	—	11,578
Certificates of deposit	—	4,861	—	—	4,861
Non-U.S. government debt securities	19,062	11,754	—	—	30,816
Corporate debt securities	—	55,806	—	—	55,806
Asset-backed securities:
Credit card receivables	—	5,401	—	—	5,401
Collateralized loan obligations	—	118	15,133	—	15,251
Other	—	9,216	269	—	9,485
Equity securities	3,197	38	—	—	3,235
Total available-for-sale securities	124,644	184,179	15,903	—	324,726
Loans	—	535	1,472	—	2,007
Mortgage servicing rights	—	—	12,243	—	12,243
Other assets:
Private equity investments(f)	81	589	8,022	—	8,692
All other	5,100	182	4,449	—	9,731
Total other assets	5,181	771	12,471	—	18,423
Total assets measured at fair value on a recurring basis(g)	$323,812	$1,734,372	$109,056	$(1,314,989)	$852,251
Deposits	$—	$3,925	$863	$—	$4,788
Federal funds purchased and securities loaned or sold under repurchase agreements	—	6,588	—	—	6,588
Other borrowed funds	—	9,623	2,078	—	11,701
Trading liabilities:
Debt and equity instruments(d)	66,374	18,294	197	—	84,865
Derivative payables:
Interest rate	983	959,804	2,784	(946,265)	17,306
Credit	—	115,076	10,398	(120,596)	4,878
Foreign exchange	1,537	146,578	5,160	(134,260)	19,015
Equity	51	38,237	8,354	(35,212)	11,430
Commodity	2,318	51,353	4,643	(47,275)	11,039
Total derivative payables(e)	4,889	1,311,048	31,339	(1,283,608)	63,668
Total trading liabilities	71,263	1,329,342	31,536	(1,283,608)	148,533
Accounts payable and other liabilities	—	—	73	—	73
Beneficial interests issued by consolidated VIEs	—	481	430	—	911
Long-term debt	—	24,982	13,534	—	38,516
Total liabilities measured at fair value on a recurring basis	$71,263	$1,374,941	$48,514	$(1,283,608)	$211,110

	Fair value hierarchy
December 31, 2010 (in millions)	Level 1(h)	Level 2(h)	Level 3(h)	Netting adjustments	Total fair value
Federal funds sold and securities purchased under resale agreements	$—	$20,299	$—	$—	$20,299
Securities borrowed	—	13,961	—	—	13,961
Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies(a)	36,813	10,738	174	—	47,725
Residential – nonagency	—	2,807	687	—	3,494
Commercial – nonagency	—	1,093	2,069	—	3,162
Total mortgage-backed securities	36,813	14,638	2,930	—	54,381
U.S. Treasury and government agencies(a)	12,863	9,026	—	—	21,889
Obligations of U.S. states and municipalities	—	11,715	2,257	—	13,972
Certificates of deposit, bankers’ acceptances and commercial paper	—	3,248	—	—	3,248
Non-U.S. government debt securities	31,127	38,482	202	—	69,811
Corporate debt securities	—	42,280	4,946	—	47,226
Loans(b)	—	21,736	13,144	—	34,880
Asset-backed securities	—	2,743	8,460	—	11,203
Total debt instruments	80,803	143,868	31,939	—	256,610
Equity securities	124,400	3,153	1,685	—	129,238
Physical commodities(c)	18,327	2,708	—	—	21,035
Other	—	1,598	930	—	2,528
Total debt and equity instruments(d)	223,530	151,327	34,554	—	409,411
Derivative receivables:
Interest rate	2,278	1,120,282	5,422	(1,095,427)	32,555
Credit	—	111,827	17,902	(122,004)	7,725
Foreign exchange	1,121	163,114	4,236	(142,613)	25,858
Equity	30	38,718	4,885	(39,429)	4,204
Commodity	1,324	56,076	2,197	(49,458)	10,139
Total derivative receivables(e)	4,753	1,490,017	34,642	(1,448,931)	80,481
Total trading assets	228,283	1,641,344	69,196	(1,448,931)	489,892
Available-for-sale securities:
Mortgage-backed securities:
U.S. government agencies(a)	104,736	15,490	—	—	120,226
Residential – nonagency	1	48,969	5	—	48,975
Commercial – nonagency	—	5,403	251	—	5,654
Total mortgage-backed securities	104,737	69,862	256	—	174,855
U.S. Treasury and government agencies(a)	522	10,826	—	—	11,348
Obligations of U.S. states and municipalities	31	11,272	256	—	11,559
Certificates of deposit	6	3,641	—	—	3,647
Non-U.S. government debt securities	13,107	7,670	—	—	20,777
Corporate debt securities	—	61,793	—	—	61,793
Asset-backed securities:
Credit card receivables	—	7,608	—	—	7,608
Collateralized loan obligations	—	128	13,470	—	13,598
Other	—	8,777	305	—	9,082
Equity securities	1,998	53	—	—	2,051
Total available-for-sale securities	120,401	181,630	14,287	—	316,318
Loans	—	510	1,466	—	1,976
Mortgage servicing rights	—	—	13,649	—	13,649
Other assets:
Private equity investments(f)	49	826	7,862	—	8,737
All other	5,093	192	4,179	—	9,464
Total other assets	5,142	1,018	12,041	—	18,201
Total assets measured at fair value on a recurring basis(g)	$353,826	$1,858,762	$110,639	$(1,448,931)	$874,296
Deposits	$—	$3,596	$773	$—	$4,369
Federal funds purchased and securities loaned or sold under repurchase agreements	—	4,060	—	—	4,060
Other borrowed funds	—	8,547	1,384	—	9,931
Trading liabilities:
Debt and equity instruments(d)	58,468	18,425	54	—	76,947
Derivative payables:
Interest rate	2,625	1,085,233	2,586	(1,070,057)	20,387
Credit	—	112,545	12,516	(119,923)	5,138
Foreign exchange	972	158,908	4,850	(139,715)	25,015
Equity	22	39,046	7,331	(35,949)	10,450
Commodity	862	54,611	3,002	(50,246)	8,229
Total derivative payables(e)	4,481	1,450,343	30,285	(1,415,890)	69,219
Total trading liabilities	62,949	1,468,768	30,339	(1,415,890)	146,166
Accounts payable and other liabilities	—	—	236	—	236
Beneficial interests issued by consolidated VIEs	—	622	873	—	1,495
Long-term debt	—	25,795	13,044	—	38,839
Total liabilities measured at fair value on a recurring basis	$62,949	$1,511,388	$46,649	$(1,415,890)	$205,096

(a)	At June 30, 2011, and December 31, 2010, included total U.S. government-sponsored enterprise obligations of $124.0 billion and $137.3 billion respectively, which were predominantly mortgage-related.

(b)
At June 30, 2011, and December 31, 2010, included within trading loans were  $20.1 billion and  $22.7 billion, respectively, of residential first-lien mortgages, and  $2.4 billion and  $2.6 billion, respectively, of commercial first-lien mortgages. Residential mortgage loans include conforming mortgage loans originated with the intent to sell to U.S. government agencies of  $11.9 billion and  $13.1 billion, respectively, and reverse mortgages of  $3.9 billion and  $4.0 billion, respectively.

(c)	Physical commodities inventories are generally accounted for at the lower of cost or fair value.

(d)
Balances reflect the reduction of securities owned (long positions) by the amount of securities sold but not yet purchased (short positions) when the long and short positions have identical Committee on Uniform Security Identification Procedures numbers (“CUSIPs”).

(e)
As permitted under U.S. GAAP, the Firm has elected to net derivative receivables and derivative payables and the related cash collateral received and paid when a legally enforceable master netting agreement exists. For purposes of the tables above, the Firm does not reduce derivative receivables and derivative payables balances for this netting adjustment, either within or across the levels of the fair value hierarchy, as such netting is not relevant to a presentation based on the transparency of inputs to the valuation of an asset or liability. Therefore, the balances reported in the fair value hierarchy table are gross of any counterparty netting adjustments. However, if the Firm were to net such balances within level 3, the reduction in the level 3 derivative receivable and payable balances would be  $13.5 billion and  $12.7 billion at June 30, 2011, and December 31, 2010, respectively; this is exclusive of the netting benefit associated with cash collateral, which would further reduce the level 3 balances.

(f)
Private equity instruments represent investments within the Corporate/Private Equity line of business. The cost basis of the private equity investment portfolio totaled  $9.6 billion and  $10.0 billion at June 30, 2011, and December 31, 2010, respectively.

(g)
At June 30, 2011, and December 31, 2010, balances included investments valued at net asset values of  $12.2 billion and  $12.1 billion, respectively, of which  $6.0 billion and  $5.9 billion, respectively, were classified in level 1,  $1.7 billion and  $2.0 billion, respectively, in level 2, and  $4.5 billion and  $4.2 billion, respectively, in level 3.

(h)	For the six months ended June 30, 2011 and 2010, the transfers between levels 1, 2 and 3, were not significant.

Changes in level 3 recurring fair value measurements

	Fair value measurements using significant unobservable inputs
Three months ended June 30, 2011	Fair value at April 1, 2011	Total realized/unrealized gains/(losses)						Transfers into and/or out of level 3(g)	Fair value at June 30, 2011	Change in unrealized gains/(losses) related to financial instruments held at June 30, 2011
(in millions)				Purchases(f)	Sales	Issuances	Settlements
Assets:
Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies	$191	$12		$7	$(18)	$—	$(27)	$—	$165	$(11)
Residential – nonagency	782	56		246	(103)	—	(57)	(61)	863	10
Commercial – nonagency	1,885	31		219	(262)	—	(30)	—	1,843	21
Total mortgage-backed securities	2,858	99		472	(383)	—	(114)	(61)	2,871	20
Obligations of U.S. states and municipalities	1,971	14		272	(414)	—	—	12	1,855	18
Non-U.S. government debt securities	113	1		113	(111)	—	(34)	—	82	1
Corporate debt securities	5,623	23		1,800	(1,820)	—	(111)	91	5,606	39
Loans	12,490	190		1,726	(1,753)	—	(424)	(487)	11,742	145
Asset-backed securities	8,883	228		855	(1,404)	—	(243)	—	8,319	67
Total debt instruments	31,938	555		5,238	(5,885)	—	(926)	(445)	30,475	290
Equity securities	1,367	170		61	(125)	—	(46)	(19)	1,408	158
Other	943	(4)		14	(11)	—	(34)	—	908	(5)
Total debt and equity instruments	34,248	721	(b)	5,313	(6,021)	—	(1,006)	(464)	32,791	443	(b)
Net derivative receivables:
Interest rate	2,470	1,407		217	(36)	—	(988)	47	3,117	720
Credit	4,373	301		1	(3)	—	65	(4)	4,733	622
Foreign exchange	2	(543)		91	(3)	—	(20)	(63)	(536)	(563)
Equity	(2,843)	(157)		140	(242)	—	(110)	9	(3,203)	(13)
Commodity	(865)	(306)		49	(30)	—	(117)	(5)	(1,274)	(353)
Total net derivative receivables	3,137	702	(b)	498	(314)	—	(1,170)	(16)	2,837	413	(b)
Available-for-sale securities:
Asset-backed securities	15,016	103		851	(22)	—	(546)	—	15,402	103
Other	509	(8)		—	—	—	—	—	501	2
Total available-for-sale securities	15,525	95	(c)	851	(22)	—	(546)	—	15,903	105	(c)
Loans	1,371	140	(b)	41	—	—	(80)	—	1,472	126	(b)
Mortgage servicing rights	13,093	(960)	(d)	591	—	—	(481)	—	12,243	(960)	(d)
Other assets:
Private equity investments	8,853	777	(b)	469	(1,906)	—	(171)	—	8,022	380	(b)
All other	4,560	(29)	(e)	300	—	—	(352)	(30)	4,449	(29)	(e)

	Fair value measurements using significant unobservable inputs
Three months ended June 30, 2011	Fair value at April 1, 2011	Total realized/unrealized (gains)/losses						Transfers into and/or out of level 3(g)	Fair value at June 30, 2011	Change in unrealized (gains)/losses related to financial instruments held at June 30, 2011
(in millions)				Purchases(f)	Sales	Issuances	Settlements
Liabilities(a):
Deposits	$754	$3	(b)	$—	$—	$157	$(51)	$—	$863	$4	(b)
Other borrowed funds	1,844	5	(b)	—	—	326	(97)	—	2,078	5	(b)
Trading liabilities – Debt and equity instruments	173	(5)	(b)	(133)	158	—	—	4	197	(1)	(b)
Accounts payable and other liabilities	146	(26)	(e)	—	—	—	(47)	—	73	1	(e)
Beneficial interests issued by consolidated VIEs	588	31	(b)	—	—	103	(292)	—	430	6	(b)
Long-term debt	13,027	395	(b)	—	—	603	(491)	—	13,534	332	(b)

	Fair value measurements using significant unobservable inputs
Three months ended June 30, 2010	Fair value at April 1, 2010	Total realized/ unrealized gains/(losses)		Purchases, issuances, settlements, net	Transfers into and/or out of level 3(g)	Fair value at June 30, 2010	Change in unrealized gains/(losses) related to financial instruments held June 30, 2010
(in millions)
Assets:
Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies	$215	$19		$(55)	$(3)	$176	$—
Residential – nonagency	841	61		(36)	(62)	804	56
Commercial – nonagency	1,673	80		(11)	(3)	1,739	66
Total mortgage-backed securities	2,729	160		(102)	(68)	2,719	122
Obligations of U.S. states and municipalities	1,975	15		18	—	2,008	1
Non-U.S. government debt securities	118	(18)		14	—	114	(18)
Corporate debt securities	4,947	(53)		(177)	(166)	4,551	(34)
Loans	15,776	41		(943)	15	14,889	49
Asset-backed securities	8,673	(210)		234	(60)	8,637	(202)
Total debt instruments	34,218	(65)		(956)	(279)	32,918	(82)
Equity securities	1,716	101		1	4	1,822	154
Other	1,001	(30)		(51)	—	920	(20)
Total debt and equity instruments	36,935	6	(b)	(1,006)	(275)	35,660	52	(b)
Net of derivative receivables:
Interest rate	2,464	1,021		(534)	96	3,047	911
Credit	9,186	2,003		(1,410)	7	9,786	2,349
Foreign exchange	329	(513)		236	(1)	51	(452)
Equity	(1,867)	(284)		64	(72)	(2,159)	(123)
Commodity	(281)	(241)		70	35	(417)	(288)
Total net derivative receivables	9,831	1,986	(b)	(1,574)	65	10,308	2,397	(b)
Available-for-sale securities:
Asset-backed securities	12,571	(39)		(198)	—	12,334	(51)
Other	363	10		(67)	104	410	(2)
Total available-for-sale securities	12,934	(29)	(c)	(265)	104	12,744	(53)	(c)
Loans	1,140	(12)	(b)	(79)	16	1,065	(32)	(b)
Mortgage servicing rights	15,531	(3,584)	(d)	(94)	—	11,853	(3,584)	(d)
Other assets:
Private equity investments	6,385	(12)	(b)	992	(119)	7,246	(19)	(b)
All other	4,352	(40)	(e)	80	(84)	4,308	(20)	(e)

	Fair value measurements using significant unobservable inputs
Three months ended June 30, 2010	Fair value at April 1, 2010	Total realized/ unrealized (gains)/losses		Purchases, issuances, settlements, net	Transfers into and/or out of level 3(g)	Fair value at June 30, 2010	Change in unrealized (gains)/losses related to financial instruments held June 30, 2010
(in millions)
Liabilities(a):
Deposits	$440	$15	(b)	$95	$334	$884	$10	(b)
Other borrowed funds	452	(48)	(b)	(103)	(10)	291	(37)	(b)
Trading liabilities – Debt and equity instruments	32	2	(b)	(30)	—	4	—	(b)
Accounts payable and other liabilities	328	(17)	(b)	138	—	449	(5)	(b)
Beneficial interests issued by consolidated VIEs	1,817	(26)	(b)	(399)	—	1,392	(68)	(b)
Long-term debt	17,518	(632)	(b)	(1,219)	95	15,762	(365)	(b)

	Fair value measurements using significant unobservable inputs
Six months ended June 30, 2011	Fair value at January 1, 2011	Total realized/unrealized gains/(losses)						Transfers into and/or out of level 3(g)	Fair value at June 30, 2011	Change in unrealized gains/(losses) related to financial instruments held at June 30, 2011
(in millions)				Purchases(f)	Sales	Issuances	Settlements
Assets:
Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies	$174	$29		$28	$(39)	$—	$(27)	$—	$165	$(12)
Residential – nonagency	687	127		505	(271)	—	(124)	(61)	863	39
Commercial – nonagency	2,069	47		565	(744)	—	(94)	—	1,843	6
Total mortgage-backed securities	2,930	203		1,098	(1,054)	—	(245)	(61)	2,871	33
Obligations of U.S. states and municipalities	2,257	—		556	(969)	—	(1)	12	1,855	(8)
Non-U.S. government debt securities	202	4		243	(254)	—	(39)	(74)	82	6
Corporate debt securities	4,946	55		3,429	(2,895)	—	(117)	188	5,606	58
Loans	13,144	321		2,614	(2,777)	—	(1,153)	(407)	11,742	79
Asset-backed securities	8,460	628		1,973	(2,461)	—	(300)	19	8,319	347
Total debt instruments	31,939	1,211		9,913	(10,410)	—	(1,855)	(323)	30,475	515
Equity securities	1,685	240		98	(199)	—	(376)	(40)	1,408	380
Other	930	31		19	(12)	—	(60)	—	908	36
Total debt and equity instruments	34,554	1,482	(b)	10,030	(10,621)	—	(2,291)	(363)	32,791	931	(b)
Net derivative receivables:
Interest rate	2,836	1,926		345	(119)	—	(1,903)	32	3,117	729
Credit	5,386	(552)		2	(3)	—	(81)	(19)	4,733	(367)
Foreign exchange	(614)	(482)		116	(3)	—	462	(15)	(536)	(530)
Equity	(2,446)	22		235	(572)	—	(539)	97	(3,203)	49
Commodity	(805)	289		135	(97)	—	(541)	(255)	(1,274)	(80)
Total net derivative receivables	4,357	1,203	(b)	833	(794)	—	(2,602)	(160)	2,837	(199)	(b)
Available-for-sale securities:
Asset-backed securities	13,775	581		1,960	(26)	—	(888)	—	15,402	579
Other	512	1		—	(3)	—	(9)	—	501	9
Total available-for-sale securities	14,287	582	(c)	1,960	(29)	—	(897)	—	15,903	588	(c)
Loans	1,466	260	(b)	125	—	—	(363)	(16)	1,472	234	(b)
Mortgage servicing rights	13,649	(1,711)	(d)	1,349	—	—	(1,044)	—	12,243	(1,711)	(d)
Other assets:
Private equity investments	7,862	1,682	(b)	797	(2,045)	—	(274)	—	8,022	722	(b)
All other	4,179	31	(e)	709	(3)	—	(438)	(29)	4,449	31	(e)

	Fair value measurements using significant unobservable inputs
Six months ended June 30, 2011	Fair value at January 1, 2011	Total realized/unrealized (gains)/losses						Transfers into and/or out of level 3(g)	Fair value at June 30, 2011	Change in unrealized (gains)/losses related to financial instruments held at June 30, 2011
(in millions)				Purchases(f)	Sales	Issuances	Settlements
Liabilities(a):
Deposits	$773	$(8)	(b)	$—	$—	$216	$(117)	$(1)	$863	$—	(b)
Other borrowed funds	1,384	(26)	(b)	—	—	903	(185)	2	2,078	(4)	(b)
Trading liabilities – Debt and equity instruments	54	(5)	(b)	(133)	277	—	—	4	197	1	(b)
Accounts payable and other liabilities	236	(63)	(e)	—	—	—	(100)	—	73	3	(e)
Beneficial interests issued by consolidated VIEs	873	25	(b)	—	—	114	(582)	—	430	(34)	(b)
Long-term debt	13,044	457	(b)	—	—	1,256	(1,462)	239	13,534	238	(b)

	Fair value measurements using significant unobservable inputs
Six months ended June 30, 2010	Fair value at January 1, 2010	Total realized/ unrealized gains/(losses)		Purchases, issuances, settlements, net	Transfers into and/or out of level 3(g)	Fair value at June 30, 2010	Change in unrealized gains/(losses) related to financial instruments held at June 30, 2010
(in millions)
Assets:
Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies	$260	$24		$(105)	$(3)	$176	$(10)
Residential – nonagency	1,115	77		(340)	(48)	804	44
Commercial – nonagency	1,770	116		(144)	(3)	1,739	30
Total mortgage-backed securities	3,145	217		(589)	(54)	2,719	64
Obligations of U.S. states and municipalities	1,971	(27)		(78)	142	2,008	(42)
Non-U.S. government debt securities	89	(22)		47	—	114	51
Corporate debt securities	5,241	(331)		(467)	108	4,551	(5)
Loans	13,218	(290)		2,043	(82)	14,889	(358)
Asset-backed securities	8,620	(157)		158	16	8,637	(302)
Total debt instruments	32,284	(610)		1,114	130	32,918	(592)
Equity securities	1,956	81		(231)	16	1,822	213
Other	1,441	56		(655)	78	920	51
Total debt and equity instruments	35,681	(473)	(b)	228	224	35,660	(328)	(b)
Net of derivative receivables:
Interest rate	2,040	1,441		(575)	141	3,047	671
Credit	10,350	1,399		(1,961)	(2)	9,786	1,669
Foreign exchange	1,082	(893)		156	(294)	51	(861)
Equity	(2,306)	(86)		4	229	(2,159)	60
Commodity	(329)	(652)		472	92	(417)	(267)
Total net derivative receivables	10,837	1,209	(b)	(1,904)	166	10,308	1,272	(b)
Available-for-sale securities:
Asset-backed securities	12,732	(105)		(293)	—	12,334	(96)
Other	461	(67)		(89)	105	410	(95)
Total available-for-sale securities	13,193	(172)	(c)	(382)	105	12,744	(191)	(c)
Loans	990	(11)	(b)	78	8	1,065	(48)	(b)
Mortgage servicing rights	15,531	(3,680)	(d)	2	—	11,853	(3,680)	(d)
Other assets:
Private equity investments	6,563	136	(b)	931	(384)	7,246	11	(b)
All other	9,521	(58)	(e)	(5,060)	(95)	4,308	(111)	(e)

	Fair value measurements using significant unobservable inputs
Six months ended June 30, 2010	Fair value at January 1, 2010	Total realized/ unrealized (gains)/losses		Purchases, issuances, settlements, net	Transfers into and/or out of level 3(g)	Fair value at June 30, 2010	Change in unrealized (gains)/losses related to financial instruments held at June 30, 2010
(in millions)
Liabilities(a):
Deposits	$476	$5	(b)	$94	$309	$884	$(32)	(b)
Other borrowed funds	542	(100)	(b)	92	(243)	291	(110)	(b)
Trading liabilities – Debt and equity instruments	10	4	(b)	(33)	23	4	1	(b)
Accounts payable and other liabilities	355	(40)	(b)	134	—	449	(13)	(b)
Beneficial interests issued by consolidated VIEs	625	(33)	(b)	800	—	1,392	(105)	(b)
Long-term debt	18,287	(1,035)	(b)	(1,887)	397	15,762	(513)	(b)

(a)
Level 3 liabilities as a percentage of total Firm liabilities accounted for at fair value (including liabilities measured at fair value on a nonrecurring basis) were 23% and 23% at June 30, 2011, and December 31, 2010, respectively.

(b)
Predominantly reported in principal transactions revenue, except for changes in fair value for Retail Financial Services ("RFS") mortgage loans originated with the intent to sell, which are reported in mortgage fees and related income.

(c)
Realized gains/(losses) on available-for-sale (“AFS”) securities, as well as other-than-temporary impairment losses that are recorded in earnings, are reported in securities gains. Unrealized gains / (losses) are reported in other comprehensive income (“OCI”). Realized gains / (losses) and foreign exchange remeasurement adjustments recorded in income on AFS securities were  $103 million and  $13 million for the three months ended June 30, 2011 and 2010, and were  $434 million and  $(65) million for the six months ended June 30, 2011 and 2010, respectively. Unrealized gains / (losses) reported on AFS securities in OCI were  $(8) million and  $(42) million for the three months ended June 30, 2011 and 2010, and were  $148 million and  $(107) million for the six months ended June 30, 2011 and 2010, respectively.

(d)	Changes in fair value for RFS mortgage servicing rights are reported in mortgage fees and related income.

(e)	Largely reported in other income.

(f)	Loan originations are included in purchases.

(g)	All transfers into and/or out of level 3 are assumed to occur at the beginning of the reporting period.

Assets and liabilities measured at fair value on a nonrecurring basis
Assets and liabilities measured at fair value on a nonrecurring basis
Certain assets, liabilities and unfunded lending-related commitments are measured at fair value on a nonrecurring basis; that is, they are not measured at fair value on an ongoing basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). The following tables present the assets and liabilities carried on the Consolidated Balance Sheets by caption and level within the valuation hierarchy as of June 30, 2011, and December 31, 2010, for which a nonrecurring change in fair value has been recorded during the reporting period.

	Fair value hierarchy
June 30, 2011 (in millions)	Level 1(d)	Level 2(d)	Level 3(d)		Total fair value
Loans retained(a)	$—	$2,634	$231		$2,865
Loans held-for-sale	—	480	203		683
Total loans	—	3,114	434		3,548
Other real estate owned	—	61	281		342
Other assets	—	—	7		7
Total other assets	—	61	288		349
Total assets at fair value on a nonrecurring basis	$—	$3,175	$722		$3,897
Accounts payable and other liabilities(b)	$—	$11	$14		$25
Total liabilities at fair value on a nonrecurring basis	$—	$11	$14		$25

	Fair value hierarchy
December 31, 2010 (in millions)	Level 1(d)	Level 2(d)	Level 3(d)		Total fair value
Loans retained(a)	$—	$5,484	$513	(e)	$5,997
Loans held-for-sale(c)	—	312	3,200		3,512
Total loans	—	5,796	3,713		9,509
Other real estate owned	—	78	311		389
Other assets	—	—	2		2
Total other assets	—	78	313		391
Total assets at fair value on a nonrecurring basis	$—	$5,874	$4,026		$9,900
Accounts payable and other liabilities(b)	$—	$53	$18		$71
Total liabilities at fair value on a nonrecurring basis	$—	$53	$18		$71

(a)	Reflects mortgage, home equity and other loans where the carrying value is based on the fair value of the underlying collateral.

(b)
Represents, at June 30, 2011, and December 31, 2010, fair value adjustments associated with  $529 million and  $517 million, respectively, of unfunded held-for-sale lending-related commitments within the leveraged lending portfolio.

(c)	Predominantly includes credit card loans at December 31, 2010. Loans held-for-sale are carried on the Consolidated Balance Sheets at the lower of cost or fair value.

(d)	For the six months ended June 30, 2011 and 2010, the transfers between levels 1, 2 and 3 were not significant.

(e)	The prior period has been revised to conform with the current presentation.
The method used to estimate the fair value of impaired collateral-dependent loans, and other loans where the carrying value is based on the fair value of the underlying collateral (e.g., residential mortgage loans charged off in accordance with regulatory guidance), depends on the type of collateral (e.g., securities, real estate, nonfinancial assets) underlying the loan. Fair value of the collateral is typically estimated based on quoted market prices, broker quotes or independent appraisals. For further information, see Note 14 on pages 149–150 of this Form 10-Q.

Nonrecurring fair value changes

	Three months ended June 30,			Six months ended June 30,
(in millions)	2011	2010		2011	2010
Loans retained	$(709)	$(1,109)	(a)	$(1,272)	$(2,142)	(a)
Loans held-for-sale	13	(3)		38	65
Total loans	(696)	(1,112)		(1,234)	(2,077)
Other assets	(48)	11		(47)	29
Accounts payable and other liabilities	(4)	—		1	5
Total nonrecurring fair value gains/(losses)	$(748)	$(1,101)		$(1,280)	$(2,043)

(a) Prior periods have been revised to conform with the current presentation.

Credit adjustments

(in millions)	June 30, 2011	December 31, 2010
Derivative receivables balance (net of derivatives CVA)	$77,383	$80,481
Derivatives CVA(a)	(4,075)	(4,362)
Derivative payables balance (net of derivatives DVA)	63,668	69,219
Derivatives DVA	(836)	(882)
Structured notes balance (net of structured notes DVA)(b)(c)	55,005	53,139
Structured notes DVA	(1,318)	(1,153)

(a)	Derivatives credit valuation adjustments (“CVA”), gross of hedges, includes results managed by the Credit Portfolio and other lines of business within the Investment Bank (“IB”).

(b)	Structured notes are recorded within long-term debt, other borrowed funds or deposits on the Consolidated Balance Sheets, based on the tenor and legal form of the note.

(c)	Structured notes are measured at fair value based on the Firm’s election under the fair value option. For further information on these elections, see Note 4 on pages 114–116 of this Form 10-Q.

Impact of credit adjustments on earnings

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Credit adjustments:
Derivative CVA(a)	$(248)	$(1,070)	$287	$(914)
Derivative DVA	23	397	(46)	291
Structured note DVA(b)	142	588	165	696

(a)	Derivatives CVA, gross of hedges, includes results managed by the Credit Portfolio and other lines of business within IB.

(b)	Structured notes are measured at fair value based on the Firm’s election under the fair value option. For further information on these elections, see Note 4 on pages 114–116 of this Form 10-Q.

Carrying value and estimated fair value of financial assets and liabilities

	June 30, 2011			December 31, 2010
(in billions)	Carrying value	Estimated fair value	Appreciation/ (depreciation)	Carrying value	Estimated fair value	Appreciation/ (depreciation)
Financial assets
Assets for which fair value approximates carrying value	$200.3	$200.3	$—	$49.2	$49.2	$—
Accrued interest and accounts receivable	80.3	80.3	—	70.1	70.1	—
Federal funds sold and securities purchased under resale agreements (included $21.3 and $20.3 at fair value)	213.4	213.4	—	222.6	222.6	—
Securities borrowed (included $14.8 and $14.0 at fair value)	121.5	121.5	—	123.6	123.6	—
Trading assets	458.7	458.7	—	489.9	489.9	—
Securities (included $324.7 and $316.3 at fair value)	324.7	324.7	—	316.3	316.3	—
Loans (included $2.0 and $2.0 at fair value)(a)	661.2	661.3	0.1	660.7	663.5	2.8
Mortgage servicing rights at fair value	12.2	12.2	—	13.6	13.6	—
Other (included $18.4 and $18.2 at fair value)	69.1	69.4	0.3	64.9	65.0	0.1
Total financial assets	$2,141.4	$2,141.8	$0.4	$2,010.9	$2,013.8	$2.9
Financial liabilities
Deposits (included $4.8 and $4.4 at fair value)	$1,048.7	$1,049.5	$(0.8)	$930.4	$931.5	$(1.1)
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6.6 and $4.1 at fair value)	254.1	254.1	—	276.6	276.6	—
Commercial paper	51.2	51.2	—	35.4	35.4	—
Other borrowed funds (included $11.7 and $9.9 at fair value)(b)	30.2	30.2	—	34.3	34.3	—
Trading liabilities	148.5	148.5	—	146.2	146.2	—
Accounts payable and other liabilities (included $0.1 and $0.2 at fair value)	151.6	151.5	0.1	138.2	138.2	—
Beneficial interests issued by consolidated VIEs (included $0.9 and $1.5 at fair value)	67.5	67.9	(0.4)	77.6	77.9	(0.3)
Long-term debt and junior subordinated deferrable interest debentures (included $38.5 and $38.8 at fair value)(b)	279.2	280.7	(1.5)	270.7	271.9	(1.2)
Total financial liabilities	$2,031.0	$2,033.6	$(2.6)	$1,909.4	$1,912.0	$(2.6)
Net (depreciation)/appreciation			$(2.2)			$0.3

(a)
Fair value is typically estimated using a discounted cash flow model that incorporates the characteristics of the underlying loans (including principal, contractual interest rate and contractual fees) and other key inputs, including expected lifetime credit losses, interest rates, prepayment rates, and primary origination or secondary market spreads. For certain loans, the fair value is measured based upon the value of the underlying collateral. The difference between the estimated fair value and carrying value of a financial asset or liability is the result of the different methodologies used to determine fair value as compared with carrying value. For example, credit losses are estimated for a financial asset’s remaining life in a fair value calculation but are estimated for a loss emergence period in a loan loss reserve calculation; future loan income (interest and fees) is incorporated in a fair value calculation but is generally not considered in a loan loss reserve calculation. For a further discussion of the Firm’s methodologies for estimating the fair value of loans and lending-related commitments, see Note 3 pages 171–173 of JPMorgan Chase’s 2010 Annual Report.

(b)
Effective January 1, 2011,  $23.0 billion of long-term advances from Federal Home Loan Banks (“FHLBs”) were reclassified from other borrowed funds to long-term debt. The prior-year period has been revised to conform with the current presentation.

The Carrying value and estimated fair value of wholesale lending- related commitments

	June 30, 2011		December 31, 2010
(in billions)	Carrying value(a)	Estimated fair value	Carrying value(a)	Estimated fair value
Wholesale lending-related commitments	$0.6	$1.5	$0.7	$0.9

(a)
Represents the allowance for wholesale lending-related commitments. Excludes the current carrying values of the guarantee liability and the offsetting asset, each of which are recognized at fair value at the inception of guarantees.

Trading assets and liabilities average balances

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Trading assets – debt and equity instruments(a)	$422,715	$340,612	$420,103	$336,212
Trading assets – derivative receivables	82,860	79,409	84,141	79,048
Trading liabilities – debt and equity instruments(a)(b)	84,250	77,492	83,588	74,205
Trading liabilities – derivative payables	66,009	62,547	68,634	60,809

(a)
Balances reflect the reduction of securities owned (long positions) by the amount of securities sold, but not yet purchased (short positions) when the long and short positions have identical CUSIP numbers.

(b)	Primarily represent securities sold, not yet purchased.

Fair Value Option (Tables)	6 Months Ended
Jun. 30, 2011
Fair Value Option (Tables) [Abstract]
Changes in fair value under the fair value option election

	Three months ended June 30,
	2011				2010
(in millions)	Principal transactions	Other income		Total changes in fair value recorded	Principal transactions	Other income		Total changes in fair value recorded
Federal funds sold and securities purchased under resale agreements	$121	$—		$121	$261	$—		$261
Securities borrowed	(8)	—		(8)	27	—		27
Trading assets:
Debt and equity instruments, excluding loans	107	(4)	(c)	103	40	(12)	(c)	28
Loans reported as trading assets:
Changes in instrument-specific credit risk	429	4	(c)	433	389	28	(c)	417
Other changes in fair value	13	1,371	(c)	1,384	(299)	1,217	(c)	918
Loans:
Changes in instrument-specific credit risk	(7)	—		(7)	32	—		32
Other changes in fair value	139	—		139	(44)	—		(44)
Other assets	—	(42)	(d)	(42)	—	(49)	(d)	(49)
Deposits(a)	(93)	—		(93)	(103)	—		(103)
Federal funds purchased and securities loaned or sold under repurchase agreements	(14)	—		(14)	(56)	—		(56)
Other borrowed funds(a)	739	—		739	838	—		838
Trading liabilities	(3)	—		(3)	—	—		—
Beneficial interests issued by consolidated VIEs	(55)	—		(55)	(14)	—		(14)
Other liabilities	(1)	(1)	(d)	(2)	(19)	14	(d)	(5)
Long-term debt:
Changes in instrument-specific credit risk(a)	145	—		145	534	—		534
Other changes in fair value(b)	(93)	—		(93)	1,332	—		1,332

	Six months ended June 30,
	2011				2010
(in millions)	Principal transactions	Other income		Total changes in fair value recorded	Principal transactions	Other income		Total changes in fair value recorded
Federal funds sold and securities purchased under resale agreements	$3	$—		$3	$280	$—		$280
Securities borrowed	1	—		1	39	—		39
Trading assets:
Debt and equity instruments, excluding loans	271	(1)	(c)	270	196	(11)	(c)	185
Loans reported as trading assets:
Changes in instrument-specific credit risk	909	4	(c)	913	798	22	(c)	820
Other changes in fair value	138	2,094	(c)	2,232	(683)	1,972	(c)	1,289
Loans:
Changes in instrument-specific credit risk	(13)	—		(13)	79	—		79
Other changes in fair value	282	—		282	(71)	—		(71)
Other assets	—	(42)	(d)	(42)	—	(102)	(d)	(102)
Deposits(a)	(110)	—		(110)	(292)	—		(292)
Federal funds purchased and securities loaned or sold under repurchase agreements	21	—		21	(65)	—		(65)
Other borrowed funds(a)	956	—		956	912	—		912
Trading liabilities	(6)	—		(6)	(3)	—		(3)
Beneficial interests issued by consolidated VIEs	(89)	—		(89)	32	—		32
Other liabilities	(4)	(3)	(d)	(7)	4	14	(d)	18
Long-term debt:
Changes in instrument-specific credit risk(a)	199	—		199	585	—		585
Other changes in fair value(b)	(117)	—		(117)	1,558	—		1,558

(a)
Total changes in instrument-specific credit risk related to structured notes were  $142 million and  $588 million for the three months ended June 30, 2011 and 2010, respectively, and  $165 million and  $696 million for the six months ended June 30, 2011 and 2010, respectively. Those totals include adjustments for structured notes classified within deposits and other borrowed funds, as well as long-term debt.

(b)
Structured notes are debt instruments with embedded derivatives that are tailored to meet a client’s need. The embedded derivative is the primary driver of risk. Although the risk associated with the structured notes is actively managed, the gains reported in this table do not include the income statement impact of such risk management instruments.

(c)	Reported in mortgage fees and related income.

(d)	Reported in other income.

Difference between aggregate fair value and aggregate remaining contractual principal balance outstanding

	June 30, 2011				December 31, 2010
(in millions)	Contractual principal outstanding		Fair value	Fair value over/(under) contractual principal outstanding	Contractual principal outstanding		Fair value	Fair value over/(under) contractual principal outstanding
Loans
Performing loans 90 days or more past due
Loans reported as trading assets	$—		$—	$—	$—		$—	$—
Loans	—		—	—	—		—	—
Nonaccrual loans
Loans reported as trading assets	5,342		1,410	(3,932)	5,246		1,239	(4,007)
Loans	889		72	(817)	927		132	(795)
Subtotal	6,231		1,482	(4,749)	6,173		1,371	(4,802)
All other performing loans
Loans reported as trading assets	40,255		34,945	(5,310)	39,490		33,641	(5,849)
Loans	2,239		1,488	(751)	2,496		1,434	(1,062)
Total loans	$48,725		$37,915	$(10,810)	$48,159		$36,446	$(11,713)
Long-term debt
Principal-protected debt	$20,620	(b)	$21,157	$537	$20,761	(b)	$21,315	$554
Nonprincipal-protected debt(a)	NA		17,359	NA	NA		17,524	NA
Total long-term debt	NA		$38,516	NA	NA		$38,839	NA
Long-term beneficial interests
Principal-protected debt	$—		$—	$—	$49		$49	$—
Nonprincipal-protected debt(a)	NA		911	NA	NA		1,446	NA
Total long-term beneficial interests	NA		$911	NA	NA		$1,495	NA

(a)
Remaining contractual principal is not applicable to nonprincipal-protected notes. Unlike principal-protected notes, for which the Firm is obligated to return a stated amount of principal at the maturity of the note, nonprincipal-protected notes do not obligate the Firm to return a stated amount of principal at maturity, but to return an amount based on the performance of an underlying variable or derivative feature embedded in the note.

(b)	Where the Firm issues principal-protected zero-coupon or discount notes, the balance reflected as the remaining contractual principal is the final principal payment at maturity.

Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional amount of derivative contracts

	Notional amounts(b)
(in billions)	June 30, 2011	December 31, 2010
Interest rate contracts
Swaps	$44,191	$46,299
Futures and forwards	8,871	9,298
Written options	4,361	4,075
Purchased options	4,623	3,968
Total interest rate contracts	62,046	63,640
Credit derivatives(a)	6,105	5,472
Foreign exchange contracts
Cross-currency swaps	2,875	2,568
Spot, futures and forwards	4,624	3,893
Written options	718	674
Purchased options	711	649
Total foreign exchange contracts	8,928	7,784
Equity contracts
Swaps	130	116
Futures and forwards	51	49
Written options	519	430
Purchased options	473	377
Total equity contracts	1,173	972
Commodity contracts
Swaps	401	349
Spot, futures and forwards	189	170
Written options	307	264
Purchased options	297	254
Total commodity contracts	1,194	1,037
Total derivative notional amounts	$79,446	$78,905

(a)	Primarily consists of credit default swaps. For more information on volumes and types of credit derivative contracts, see the Credit derivatives discussion on pages 123–124 of this Note.

(b)	Represents the sum of gross long and gross short third-party notional derivative contracts.

Impact of derivatives on the Consolidated Balance Sheets

	Derivative receivables			Derivative payables
June 30, 2011 (in millions)	Not designated as hedges	Designated as hedges	Total derivative receivables	Not designated as hedges	Designated as hedges	Total derivative payables
Trading assets and liabilities
Interest rate	$994,157	$5,747	$999,904	$962,219	$1,352	$963,571
Credit	129,022	—	129,022	125,474	—	125,474
Foreign exchange(b)	154,697	3,663	158,360	151,498	1,777	153,275
Equity	47,054	—	47,054	46,642	—	46,642
Commodity	57,717	315	58,032	56,582	1,732	58,314
Gross fair value of trading assets and liabilities	$1,382,647	$9,725	$1,392,372	$1,342,415	$4,861	$1,347,276
Netting adjustment(c)			(1,314,989)			(1,283,608)
Carrying value of derivative trading assets and trading liabilities on the Consolidated Balance Sheets			$77,383			$63,668

	Derivative receivables			Derivative payables
December 31, 2010	Not designated as hedges	Designated as hedges	Total derivative receivables	Not designated as hedges	Designated as hedges	Total derivative payables
Trading assets and liabilities
Interest rate	$1,121,703	$6,279	$1,127,982	$1,089,604	$840	$1,090,444
Credit	129,729	—	129,729	125,061	—	125,061
Foreign exchange(b)	165,240	3,231	168,471	163,671	1,059	164,730
Equity	43,633	—	43,633	46,399	—	46,399
Commodity	59,573	24	59,597	56,397	2,078 (d)	58,475
Gross fair value of trading assets and liabilities	$1,519,878	$9,534	$1,529,412	$1,481,132	$3,977	$1,485,109
Netting adjustment(c)			(1,448,931)			(1,415,890)
Carrying value of derivative trading assets and trading liabilities on the Consolidated Balance Sheets			$80,481			$69,219

(a)
Excludes structured notes for which the fair value option has been elected. See Note 4 on pages 114–116 of this Form 10-Q and Note 4 on pages 187–189 of JPMorgan Chase’s 2010 Annual Report for further information.

(b)	Excludes $15 million and $21 million of foreign currency-denominated debt designated as a net investment hedge at June 30, 2011, and December 31, 2010, respectively.

(c)
U.S. GAAP permits the netting of derivative receivables and payables, and the related cash collateral received and paid when a legally enforceable master netting agreement exists between the Firm and a derivative counterparty.

(d)
Excludes  $1.0 billion related to commodity derivatives that are embedded in a debt instrument and used as fair value hedging instruments that are recorded in the line item of the host contract (other borrowed funds) for December 31, 2010.

Derivative receivables and payables mark-to-market

	Trading assets – Derivative receivables		Trading liabilities – Derivative payables
(in millions)	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
Contract type
Interest rate	$32,911	$32,555	$17,306	$20,387
Credit	6,198	7,725	4,878	5,138
Foreign exchange	19,898	25,858	19,015	25,015
Equity	7,084	4,204	11,430	10,450
Commodity	11,292	10,139	11,039	8,229
Total	$77,383	$80,481	$63,668	$69,219

Fair value hedge gains and losses

	Gains/(losses) recorded in income				Income statement impact due to:
Three months ended June 30, 2011 (in millions)	Derivatives		Hedged items	Total income statement impact	Hedge ineffectiveness(d)	Excluded components(e)
Contract type
Interest rate(a)	$166		$(102)	$64	$(17)	$81
Foreign exchange(b)	(1,239)	(f)	1,401	162	—	162
Commodity(c)	(401)		(97)	(498)	3	(501)
Total	$(1,474)		$1,202	$(272)	$(14)	$(258)

	Gains/(losses) recorded in income				Income statement impact due to:
Three months ended June 30, 2010 (in millions)	Derivatives		Hedged items	Total income statement impact	Hedge ineffectiveness(d)	Excluded components(e)
Contract type
Interest rate(a)	$1,345		$(1,100)	$245	$96	$149
Foreign exchange(b)	3,841	(f)	(3,865)	(24)	—	(24)
Commodity(c)	139		(332)	(193)	—	(193)
Total	$5,325		$(5,297)	$28	$96	$(68)

	Gains/(losses) recorded in income				Income statement impact due to:
Six months ended June 30, 2011 (in millions)	Derivatives		Hedged items	Total income statement impact	Hedge ineffectiveness(d)	Excluded components(e)
Contract type
Interest rate(a)	$(552)		$698	$146	$(26)	$172
Foreign exchange(b)	(4,445)	(f)	4,525	80	—	80
Commodity(c)	(474)		336	(138)	2	(140)
Total	$(5,471)		$5,559	$88	$(24)	$112

	Gains/(losses) recorded in income				Income statement impact due to:
Six months ended June 30, 2010 (in millions)	Derivatives		Hedged items	Total income statement impact	Hedge ineffectiveness(d)	Excluded components(e)
Contract type
Interest rate(a)	$1,977		$(1,598)	$379	$124	$255
Foreign exchange(b)	5,488	(f)	(5,522)	(34)	—	(34)
Commodity(c)	(316)		64	(252)	—	(252)
Total	$7,149		$(7,056)	$93	$124	$(31)

(a)
Primarily consists of hedges of the benchmark (e.g., London Interbank Offered Rate (“LIBOR”)) interest rate risk of fixed-rate long-term debt and AFS securities. Gains and losses were recorded in net interest income.

(b)
Primarily consists of hedges of the foreign currency risk of long-term debt and AFS securities for changes in spot foreign currency rates. Gains and losses related to the derivatives and the hedged items, due to changes in spot foreign currency rates, were recorded in principal transactions revenue.

(c)	Consists of overall fair value hedges of certain commodities inventories. Gains and losses were recorded in principal transactions revenue.

(d)	Hedge ineffectiveness is the amount by which the gain or loss on the designated derivative instrument does not exactly offset the gain or loss on the hedged item attributable to the hedged risk.

(e)
Certain components of hedging derivatives are permitted to be excluded from the assessment of hedge effectiveness, such as forward points on foreign exchange forward contracts. Amounts related to excluded components are recorded in current-period income.

(f)
Included  $(1.8) billion and  $3.8 billion for the three months ended June 30, 2011 and 2010, respectively, and  $(5.0) billion and  $5.6 billion for the six months ended June 30, 2011 and 2010, respectively, of revenue related to certain foreign exchange trading derivatives designated as fair value hedging instruments.

Cash flow hedge gains and losses

	Gains/(losses) recorded in income and other comprehensive income (“OCI”)/(loss)(c)
Three months ended June 30, 2011 (in millions)	Derivatives – effective portion reclassified from AOCI to income	Hedge ineffectiveness recorded directly in income(d)	Total income statement impact	Derivatives – effective portion recorded in OCI	Total change in OCI for period
Contract type
Interest rate(a)	$75	$6	$81	$(103)	$(178)
Foreign exchange(b)	(7)	—	(7)	(40)	(33)
Total	$68	$6	$74	$(143)	$(211)

	Gains/(losses) recorded in income and other comprehensive income/(loss)(c)
Three months ended June 30, 2010 (in millions)	Derivatives – effective portion reclassified from AOCI to income	Hedge ineffectiveness recorded directly in income(d)	Total income statement impact	Derivatives – effective portion recorded in OCI	Total change in OCI for period
Contract type
Interest rate(a)	$33	$8	$41	$98	$65
Foreign exchange(b)	(23)	(3)	(26)	47	70
Total	$10	$5	$15	$145	$135

	Gains/(losses) recorded in income and other comprehensive income/(loss)(c)
Six months ended June 30, 2011 (in millions)	Derivatives – effective portion reclassified from AOCI to income	Hedge ineffectiveness recorded directly in income(d)	Total income statement impact	Derivatives - effective portion recorded in OCI	Total change in OCI for period
Contract type
Interest rate(a)	$169	$9	$178	$(134)	$(303)
Foreign exchange(b)	15	—	15	(22)	(37)
Total	$184	$9	$193	$(156)	$(340)

	Gains/(losses) recorded in income and other comprehensive income/(loss)(c)
Six months ended June 30, 2010 (in millions)	Derivatives – effective portion reclassified from AOCI to income	Hedge ineffectiveness recorded directly in income(d)	Total income statement impact	Derivatives – effective portion recorded in OCI	Total change in OCI for period
Contract type
Interest rate(a)	$82	$11	$93	$349	$267
Foreign exchange(b)	(75)	(3)	(78)	(65)	10
Total	$7	$8	$15	$284	$277

(a)	Primarily consists of benchmark interest rate hedges of LIBOR-indexed floating-rate assets and floating-rate liabilities. Gains and losses were recorded in net interest income.

(b)
Primarily consists of hedges of the foreign currency risk of non-U.S. dollar-denominated revenue and expense. The income statement classification of gains and losses follows the hedged item – primarily net interest income, compensation expense and other expense.

(c)
The Firm did not experience any forecasted transactions that failed to occur for the three and six months ended June 30, 2011, respectively. During the three and six months ended June 30, 2010, the Firm reclassified a  $25 million loss from accumulated other comprehensive income (“AOCI”) to earnings because the Firm determined that it was probable that forecasted interest payment cash flows related to certain wholesale deposits would not occur.

(d)
Hedge ineffectiveness is the amount by which the cumulative gain or loss on the designated derivative instrument exceeds the present value of the cumulative expected change in cash flows on the hedged item attributable to the hedged risk.

Net investment hedge gains and losses

	Gains/(losses) recorded in income and other comprehensive income/(loss)
	2011		2010
Three months ended June 30, (in millions)	Excluded components recorded directly in income(a)	Effective portion recorded in OCI	Excluded components recorded directly in income(a)	Effective portion recorded in OCI
Contract type
Foreign exchange derivatives	$(74)	$(383)	$(32)	$429
Foreign currency denominated debt	—	—	—	2
Total	$(74)	$(383)	$(32)	$431

	Gains/(losses) recorded in income and other comprehensive income/(loss)
	2011		2010
Six months ended June 30, (in millions)	Excluded components recorded directly in income(a)	Effective portion recorded in OCI	Excluded components recorded directly in income(a)	Effective portion recorded in OCI
Contract type
Foreign exchange derivatives	$(145)	$(773)	$(73)	$714
Foreign currency denominated debt	—	—	—	43
Total	$(145)	$(773)	$(73)	$757

(a)
Certain components of hedging derivatives are permitted to be excluded from the assessment of hedge effectiveness, such as forward points on foreign exchange forward contracts. Amounts related to excluded components are recorded in current-period income. There was no ineffectiveness for net investment hedge accounting relationships during the three and six months ended June 30, 2011 and 2010.

Risk management derivatives gains and losses (not designated as hedging instruments)

	Derivatives gains/(losses) recorded in income
	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Contract type
Interest rate(a)	$1,486	$3,662	$1,562	$3,802
Credit(b)	(5)	60	(63)	(59)
Foreign exchange(c)	(78)	1	(98)	(20)
Commodity(b)	11	(24)	—	(47)
Total	$1,414	$3,699	$1,401	$3,676

(a)	Gains and losses were recorded in principal transactions revenue, mortgage fees and related income, and net interest income.

(b)	Gains and losses were recorded in principal transactions revenue.

(c)	Gains and losses were recorded in principal transactions revenue and net interest income.

Trading derivative gains and losses

	Gains/(losses) recorded in principal transactions revenue
	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Type of instrument
Interest rate	$(353)	$(37)	$13	$70
Credit	745	1,287	1,954	3,412
Foreign exchange(a)	229	424	831	1,051
Equity	743	85	1,571	907
Commodity	1,219	20	1,393	433
Total	$2,583	$1,779	$5,762	$5,873

(a)
In 2010, the reporting of trading gains and losses was enhanced to include trading gains and losses related to certain trading derivatives designated as fair value hedging instruments. Prior-period amounts have been revised to conform to the current presentation.

Current credit risk of derivative receivables and liquidity risk of derivative payables

	Derivative receivables		Derivative payables
(in millions)	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
Gross derivative fair value	$1,392,372	$1,529,412	$1,347,276	$1,485,109
Netting adjustment – offsetting receivables/payables(a)	(1,248,243)	(1,376,969)	(1,248,243)	(1,376,969)
Netting adjustment – cash collateral received/paid(a)	(66,746)	(71,962)	(35,365)	(38,921)
Carrying value on Consolidated Balance Sheets	$77,383	$80,481	$63,668	$69,219

	Collateral held		Collateral transferred
(in billions)	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
Netting adjustment for cash collateral(a)	$66.7	$72.0	$35.4	$38.9
Liquid securities and other cash collateral(b)	16.5	16.5	12.5	10.9
Additional liquid securities and cash collateral(c)	22.3	18.0	10.0	8.5
Total collateral for derivative transactions	$105.5	$106.5	$57.9	$58.3

(a)
As permitted under U.S. GAAP, the Firm has elected to net cash collateral received and paid together with the related derivative receivables and derivative payables when a legally enforceable master netting agreement exists.

(b)	Represents cash collateral received and paid that is not subject to a legally enforceable master netting agreement, and liquid securities collateral held and transferred.

(c)
Represents liquid securities and cash collateral held and transferred at the initiation of derivative transactions, which is available as security against potential exposure that could arise should the fair value of the transactions move, as well as collateral held and transferred related to contracts that have non-daily call frequency for collateral to be posted, and collateral that the Firm or a counterparty has agreed to return but has not yet settled as of the reporting date. These amounts were not netted against the derivative receivables and payables in the tables above, because, at an individual counterparty level, the collateral exceeded the fair value exposure at both June 30, 2011, and December 31, 2010.

Credit Derivatives Table

	Maximum payout/Notional amount
June 30, 2011	Protection sold	Protection purchased with identical underlyings(b)	Net protection (sold)/purchased(c)	Other protection purchased(d)
(in millions)
Credit derivatives
Credit default swaps	$(2,972,180)	$2,912,446	$(59,734)	$38,797
Other credit derivatives(a)	(120,733)	36,278	(84,455)	25,002
Total credit derivatives	(3,092,913)	2,948,724	(144,189)	63,799
Credit-related notes	(1,544)	—	(1,544)	4,009
Total	$(3,094,457)	$2,948,724	$(145,733)	$67,808

	Maximum payout/Notional amount
December 31, 2010	Protection sold	Protection purchased with identical underlyings(b)	Net protection (sold)/purchased(c)	Other protection purchased(d)
(in millions)
Credit derivatives
Credit default swaps	$(2,659,240)	$2,652,313	$(6,927)	$32,867
Other credit derivatives(a)	(93,776)	10,016	(83,760)	24,234
Total credit derivatives	(2,753,016)	2,662,329	(90,687)	57,101
Credit-related notes	(2,008)	—	(2,008)	3,327
Total	$(2,755,024)	$2,662,329	$(92,695)	$60,428

(a)	Primarily consists of total return swaps and credit default swap options.

(b)
Represents the total notional amount of protection purchased where the underlying reference instrument is identical to the reference instrument on protection sold; the notional amount of protection purchased for each individual identical underlying reference instrument may be greater or lower than the notional amount of protection sold.

(c)
Does not take into account the fair value of the reference obligation at the time of settlement, which would generally reduce the amount the seller of protection pays to the buyer of protection in determining settlement value.

(d)	Represents protection purchased by the Firm through single-name and index credit default swap or credit-related notes.

Protection sold - credit derivatives and credit-related notes ratings/maturity profile

June 30, 2011 (in millions)	<1 year	1–5 years	>5 years	Total notional amount	Fair value(b)
Risk rating of reference entity
Investment-grade	$(218,669)	$(1,450,354)	$(418,820)	$(2,087,843)	$(25,284)
Noninvestment-grade	(190,728)	(658,364)	(157,522)	(1,006,614)	(52,238)
Total	$(409,397)	$(2,108,718)	$(576,342)	$(3,094,457)	$(77,522)

December 31, 2010 (in millions)	<1 year	1–5 years	>5 years	Total notional amount	Fair value(b)
Risk rating of reference entity
Investment-grade	$(175,618)	$(1,194,695)	$(336,309)	$(1,706,622)	$(17,261)
Noninvestment-grade	(148,434)	(702,638)	(197,330)	(1,048,402)	(59,939)
Total	$(324,052)	$(1,897,333)	$(533,639)	$(2,755,024)	$(77,200)

(a)	The ratings scale is based on the Firm’s internal ratings, which generally correspond to ratings as defined by S&P and Moody’s.

(b)	Amounts are shown on a gross basis, before the benefit of legally enforceable master netting agreements and cash collateral received by the Firm.

Noninterest Revenue (Tables)	6 Months Ended
Jun. 30, 2011
Noninterest Revenue (Tables) [Abstract]
Components of investment banking fees

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Underwriting:
Equity	$455	$354	$834	$767
Debt	876	711	1,858	1,462
Total underwriting	1,331	1,065	2,692	2,229
Advisory	602	356	1,034	653
Total investment banking fees	$1,933	$1,421	$3,726	$2,882

Principal transactions revenue

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Trading revenue by risk exposure:
Interest rate	$(325)	$288	$190	$572
Credit	919	1,371	2,198	3,418
Foreign exchange	225	474	785	1,172
Equity	754	37	1,778	1,029
Commodity(a)	729	(160)	1,291	205
Total trading revenue	$2,302	$2,010	$6,242	$6,396
Private equity gains/(losses)(b)	838	80	1,643	242
Principal transactions	$3,140	$2,090	$7,885	$6,638

(a)
Includes realized gains and realized and unrealized losses on physical commodities inventory that is carried at the lower of cost or market, and gains and losses on commodity derivatives and other financial instruments that are carried at fair value through income. Commodity derivatives are frequently used to manage the Firm's risk exposure to its physical commodity inventory.

(b)	Includes revenue on private equity investments held in the Private Equity business within Corporate/Private Equity, as well as those held in other business segments.

Components of asset management, administration and commissions

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Asset management:
Investment management fees	$1,655	$1,317	$3,149	$2,644
All other asset management fees	148	116	292	225
Total asset management fees	1,803	1,433	3,441	2,869
Total administration fees(a)	579	531	1,130	1,022
Commission and other fees:
Brokerage commissions	699	753	1,462	1,456
All other commissions and fees	622	632	1,276	1,267
Total commissions and fees	1,321	1,385	2,738	2,723
Total asset management, administration and commissions	$3,703	$3,349	$7,309	$6,614

(a)	Includes fees for custody, securities lending, funds services and securities clearance.

Interest Income and Interest Expense (Tables)	6 Months Ended
Jun. 30, 2011
Interest Income And Interest Expense (Tables) [Abstract]
Details of interest income and interest expense

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Interest income
Loans	$9,140	$9,969	$18,647	$20,526
Securities	2,590	2,517	4,806	5,421
Trading assets	2,966	2,574	5,851	5,334
Federal funds sold and securities purchased under resale agreements	604	398	1,147	805
Securities borrowed	30	32	77	61
Deposits with banks	144	92	245	187
Other assets(a)	158	137	306	230
Total interest income	15,632	15,719	31,079	32,564
Interest expense
Interest-bearing deposits	1,123	883	2,045	1,727
Short-term and other liabilities(b)(c)	890	496	1,708	1,058
Long-term debt(c)	1,581	1,347	3,169	2,746
Beneficial interests issued by consolidated VIEs	202	306	416	636
Total interest expense	3,796	3,032	7,338	6,167
Net interest income	11,836	12,687	23,741	26,397
Provision for credit losses	1,810	3,363	2,979	10,373
Net interest income after provision for credit losses	$10,026	$9,324	$20,762	$16,024

(a)	Predominantly margin loans.

(b)	Includes brokerage customer payables.

(c)
Effective January 1, 2011, the long-term portion of advances from FHLBs was reclassified from other borrowed funds to long-term debt. The related interest expense for the prior-year period has also been reclassified to conform with the current presentation.

Pension and Other Postretirement Employee Benefit Plans (Tables)	6 Months Ended
Jun. 30, 2011
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Components of net periodic benefit costs reported in the Consolidated Statements of Income and other comprehensive income

	Pension plans
	U.S.		Non-U.S.		OPEB plans
Three months ended June 30, (in millions)	2011	2010	2011	2010	2011	2010
Components of net periodic benefit cost
Benefits earned during the period	$62	$58	$9	$6	$—	$1
Interest cost on benefit obligations	113	117	35	77	13	13
Expected return on plan assets	(197)	(185)	(36)	(75)	(22)	(24)
Amortization:
Net loss	41	56	12	13	—	—
Prior service cost/(credit)	(11)	(11)	(1)	—	(2)	(4)
Net periodic defined benefit cost	8	35	19	21	(11)	(14)
Other defined benefit pension plans(a)	4	3	5	1	NA	NA
Total defined benefit plans	12	38	24	22	(11)	(14)
Total defined contribution plans	89	84	65	67	NA	NA
Total pension and OPEB cost included in compensation expense	$101	$122	$89	$89	$(11)	$(14)

	Pension plans
	U.S.		Non-U.S.		OPEB plans
Six months ended June 30, (in millions)	2011	2010	2011	2010	2011	2010
Components of net periodic benefit cost
Benefits earned during the period	$124	$116	$18	$13	$—	$1
Interest cost on benefit obligations	226	234	68	63	26	28
Expected return on plan assets	(395)	(371)	(72)	(62)	(44)	(48)
Amortization:
Net loss	82	112	24	27	—	—
Prior service cost/(credit)	(21)	(22)	(1)	—	(4)	(7)
Net periodic defined benefit cost	16	69	37	41	(22)	(26)
Other defined benefit pension plans(a)	11	7	9	5	NA	NA
Total defined benefit plans	27	76	46	46	(22)	(26)
Total defined contribution plans	167	147	143	132	NA	NA
Total pension and OPEB cost included in compensation expense	$194	$223	$189	$178	$(22)	$(26)

(a)	Includes various defined benefit pension plans which are individually immaterial.

Employee Stock Based Incentives (Tables)	6 Months Ended
Jun. 30, 2011
Employee Stock Based Incentives (Tables) [Abstract]
Noncash compensation expense related to employee stock-based incentive plans

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Cost of prior grants of restricted stock units (“RSUs”) and stock appreciation rights (“SARs”) that are amortized over their applicable vesting periods	$520	$646	$1,081	$1,334
Accrual of estimated costs of RSUs and SARs to be granted in future periods including those to full-career eligible employees	207	187	476	440
Total noncash compensation expense related to employee stock-based incentive plans	$727	$833	$1,557	$1,774

Noninterest Expense (Tables)	6 Months Ended
Jun. 30, 2011
Noninterest Expense [Abstract]
Noninterest Expense

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Compensation expense(a)	$7,569	$7,616	$15,832	$14,892
Noncompensation expense:
Occupancy expense	935	883	1,913	1,752
Technology, communications and equipment expense	1,217	1,165	2,417	2,302
Professional and outside services	1,866	1,685	3,601	3,260
Marketing	744	628	1,403	1,211
Other expense(b)(c)	4,299	2,419	7,242	6,860
Amortization of intangibles	212	235	429	478
Total noncompensation expense	9,273	7,015	17,005	15,863
Total noninterest expense	$16,842	$14,631	$32,837	$30,755

(a)
The three and six months ended June 30, 2010, includes a payroll tax expense related to the United Kingdom (“U.K.”) Bank Payroll Tax on certain compensation awarded from December 9, 2009, to April 5, 2010, to relevant banking employees.

(b)
Included litigation expense of  $1.9 billion and  $3.0 billion for the three and six months ended June 30, 2011, respectively, compared with  $792 million and  $3.7 billion for the three and six months ended June 30, 2010, respectively.

(c)
Included foreclosed property expense of  $174 million and  $384 million for the three and six months ended June 30, 2011, respectively, compared with  $244 million and  $547 million for the three and six months ended June 30, 2010, respectively.

Securities (Tables)	6 Months Ended
Jun. 30, 2011
Securities (Tables) [Abstract]
Securities gains and losses

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Realized gains	$881	$1,130	$1,033	$1,882
Realized losses	(31)	(130)	(51)	(172)
Net realized gains(a)	850	1,000	982	1,710
Credit losses included in securities gains(b)	(13)	—	(43)	(100)
Net securities gains	$837	$1,000	$939	$1,610

(a)	Proceeds from securities sold were within approximately 4% of amortized cost.

(b)
Includes other-than-temporary impairment losses recognized in income on certain prime mortgage-backed securities for the three and six months ended June 30, 2011, and on certain prime mortgage-backed securities and obligations of U.S. states and municipalities for the six months ended June 30, 2010.

Amortized costs and estimated fair values

	June 30, 2011					December 31, 2010
(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
Available-for-sale debt securities
Mortgage-backed securities:
U.S. government agencies(a)	$115,271	$3,838	$208		$118,901	$117,364	$3,159	$297		$120,226
Residential:
Prime and Alt-A	2,201	72	180	(d)	2,093	2,173	81	250	(d)	2,004
Subprime	1	—	—		1	1	—	—		1
Non-U.S.	56,824	332	317		56,839	47,089	290	409		46,970
Commercial	4,755	430	13		5,172	5,169	502	17		5,654
Total mortgage-backed securities	179,052	4,672	718		183,006	171,796	4,032	973		174,855
U.S. Treasury and government agencies(a)	5,197	112	22		5,287	11,258	118	28		11,348
Obligations of U.S. states and municipalities	11,353	340	115		11,578	11,732	165	338		11,559
Certificates of deposit	4,859	2	—		4,861	3,648	1	2		3,647
Non-U.S. government debt securities	30,662	217	63		30,816	20,614	191	28		20,777
Corporate debt securities(b)	55,927	393	514		55,806	61,717	495	419		61,793
Asset-backed securities:
Credit card receivables	5,124	277	—		5,401	7,278	335	5		7,608
Collateralized loan obligations	14,859	509	117		15,251	13,336	472	210		13,598
Other	9,318	177	10		9,485	8,968	130	16		9,082
Total available-for-sale debt securities	316,351	6,699	1,559	(d)	321,491	310,347	5,939	2,019	(d)	314,267
Available-for-sale equity securities	3,032	206	3		3,235	1,894	163	6		2,051
Total available-for-sale securities	$319,383	$6,905	$1,562	(d)	$324,726	$312,241	$6,102	$2,025	(d)	$316,318
Total held-to-maturity securities(c)	$15	$1	$—		$16	$18	$2	$—		$20

(a)
Includes total U.S. government-sponsored enterprise obligations with fair values of  $95.2 billion and  $94.2 billion at June 30, 2011, and December 31, 2010, respectively, which were predominantly mortgage-related.

(b)	Consists primarily of bank debt including sovereign government-guaranteed bank debt.

(c)	Consists primarily of mortgage-backed securities issued by U.S. government-sponsored enterprises.

(d)
Includes a total of  $102 million and  $133 million (pretax) of unrealized losses related to prime mortgage-backed securities for which credit losses have been recognized in income at June 30, 2011, and December 31, 2010, respectively. These unrealized losses are not credit-related and remain reported in AOCI.

Securities impairment

	Securities with gross unrealized losses
	Less than 12 months		12 months or more
June 30, 2011 (in millions)	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Total fair value	Total gross unrealized losses
Available-for-sale debt securities
Mortgage-backed securities:
U.S. government agencies	$13,774	$207	$11	$1	$13,785	$208
Residential:
Prime and Alt-A	325	1	1,119	179	1,444	180
Subprime	—	—	—	—	—	—
Non-U.S.	18,163	87	19,385	230	37,548	317
Commercial	790	13	—	—	790	13
Total mortgage-backed securities	33,052	308	20,515	410	53,567	718
U.S. Treasury and government agencies	479	22	—	—	479	22
Obligations of U.S. states and municipalities	3,905	107	27	8	3,932	115
Certificates of deposit	—	—	—	—	—	—
Non-U.S. government debt securities	10,713	63	—	—	10,713	63
Corporate debt securities	18,864	514	—	—	18,864	514
Asset-backed securities:
Credit card receivables	—	—	—	—	—	—
Collateralized loan obligations	988	4	5,750	113	6,738	117
Other	2,577	8	96	2	2,673	10
Total available-for-sale debt securities	70,578	1,026	26,388	533	96,966	1,559
Available-for-sale equity securities	4	3	—	—	4	3
Total securities with gross unrealized losses	$70,582	$1,029	$26,388	$533	$96,970	$1,562

	Securities with gross unrealized losses
	Less than 12 months		12 months or more
December 31, 2010 (in millions)	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Total fair value	Total gross unrealized losses
Available-for-sale debt securities
Mortgage-backed securities:
U.S. government agencies	$14,039	$297	$—	$—	$14,039	$297
Residential:
Prime and Alt-A	—	—	1,193	250	1,193	250
Subprime	—	—	—	—	—	—
Non-U.S.	35,166	379	1,080	30	36,246	409
Commercial	548	14	11	3	559	17
Total mortgage-backed securities	49,753	690	2,284	283	52,037	973
U.S. Treasury and government agencies	921	28	—	—	921	28
Obligations of U.S. states and municipalities	6,890	330	20	8	6,910	338
Certificates of deposit	1,771	2	—	—	1,771	2
Non-U.S. government debt securities	6,960	28	—	—	6,960	28
Corporate debt securities	18,783	418	90	1	18,873	419
Asset-backed securities:
Credit card receivables	—	—	345	5	345	5
Collateralized loan obligations	460	10	6,321	200	6,781	210
Other	2,615	9	32	7	2,647	16
Total available-for-sale debt securities	88,153	1,515	9,092	504	97,245	2,019
Available-for-sale equity securities	—	—	2	6	2	6
Total securities with gross unrealized losses	$88,153	$1,515	$9,094	$510	$97,247	$2,025

Credit losses in securities gains and losses

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Debt securities the Firm does not intend to sell that have credit losses
Total other-than-temporary impairment losses(a)	$—	$—	$(27)	$(94)
Losses recorded in/(reclassified from) other comprehensive income	(13)	—	(16)	(6)
Total credit losses recognized in income(b)	$(13)	$—	$(43)	$(100)

(a)
For initial OTTI, represents the excess of the amortized cost over the fair value of AFS debt securities. For subsequent impairments of the same security, represents additional declines in fair value subsequent to previously recorded OTTI, if applicable.

(b)
Represents the credit loss component of certain prime mortgage-backed securities for the three and six months ended June 30, 2011 and certain prime mortgage-backed securities and obligations of U.S. states and municipalities for the six months ended June 30, 2010, that the Firm does not intend to sell. Subsequent credit losses may be recorded on securities without a corresponding further decline in fair value if there has been a decline in expected cash flows.

Changes in the credit loss component of credit-impaired debt securities

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Balance, beginning of period	$662	$660	$632	$578
Additions:
Newly credit-impaired securities	—	—	4	—
Increase in losses on previously credit-impaired securities	—	—	—	94
Losses reclassified from other comprehensive income on previously credit-impaired securities	13	—	39	6
Reductions:
Sales of credit-impaired securities	—	(20)	—	(23)
Impact of new accounting guidance related to VIEs	—	—	—	(15)
Balance, end of period	$675	$640	$675	$640

Amortized cost and estimated fair value by contractual maturity

	June 30, 2011
By remaining maturity (in millions)	Due in one year or less	Due after one year through five years	Due after five years through 10 years	Due after 10 years(c)	Total
Available-for-sale debt securities
Mortgage-backed securities(a)
Amortized cost	$9	$692	$3,165	$175,186	$179,052
Fair value	9	726	3,194	179,077	183,006
Average yield(b)	5.02%	4.22%	2.20%	3.72%	3.69%
U.S. Treasury and government agencies(a)
Amortized cost	$1,655	$3,289	$1	$252	$5,197
Fair value	1,667	3,390	1	229	5,287
Average yield(b)	1.64%	2.20%	4.87%	3.85%	2.10%
Obligations of U.S. states and municipalities
Amortized cost	$22	$261	$242	$10,828	$11,353
Fair value	22	278	263	11,015	11,578
Average yield(b)	1.06%	4.05%	4.35%	4.92%	4.88%
Certificates of deposit
Amortized cost	$4,795	$64	$—	$—	$4,859
Fair value	4,797	64	—	—	4,861
Average yield(b)	4.54%	0.96%	—%	—%	4.50%
Non-U.S. government debt securities
Amortized cost	$10,410	$17,601	$2,647	$4	$30,662
Fair value	10,435	17,725	2,652	4	30,816
Average yield(b)	1.85%	1.97%	3.27%	4.73%	2.04%
Corporate debt securities
Amortized cost	$23,705	$25,920	$6,302	$—	$55,927
Fair value	23,935	25,646	6,225	—	55,806
Average yield(b)	2.07%	2.73%	4.80%	—%	2.68%
Asset-backed securities
Amortized cost	$19	$5,430	$10,781	$13,071	$29,301
Fair value	21	5,681	11,130	13,305	30,137
Average yield(b)	0.03%	2.87%	2.28%	2.23%	2.36%
Total available-for-sale debt securities
Amortized cost	$40,615	$53,257	$23,138	$199,341	$316,351
Fair value	40,886	53,510	23,465	203,630	321,491
Average yield(b)	2.28%	2.49%	3.09%	3.68%	3.26%
Available-for-sale equity securities
Amortized cost	$—	$—	$—	$3,032	$3,032
Fair value	—	—	—	3,235	3,235
Average yield(b)	—%	—%	—%	0.32%	0.32%
Total available-for-sale securities
Amortized cost	$40,615	$53,257	$23,138	$202,373	$319,383
Fair value	40,886	53,510	23,465	206,865	324,726
Average yield(b)	2.28%	2.49%	3.09%	3.63%	3.23%
Total held-to-maturity securities
Amortized cost	$—	$7	$7	$1	$15
Fair value	—	7	8	1	16
Average yield(b)	—%	6.96%	6.82%	6.48%	6.86%

(a)	U.S. government agencies and U.S. government-sponsored enterprises were the only issuers whose securities exceeded 10% of JPMorgan Chase’s total stockholders’ equity at June 30, 2011.

(b)
Average yield is computed using the effective yield of each security owned at the end of the period, weighted based on the amortized cost of each security. The effective yield considers the contractual coupon, amortization of premiums and accretion of discounts, and the effect of related hedging derivatives. Taxable-equivalent amounts are used where applicable.

(c)
Includes securities with no stated maturity. Substantially all of the Firm’s residential mortgage-backed securities and collateralized mortgage obligations are due in 10 years or more, based on contractual maturity. The estimated duration, which reflects anticipated future prepayments based on a consensus of dealers in the market, is approximately five years for agency residential mortgage-backed securities, three years for agency residential collateralized mortgage obligations and five years for nonagency residential collateralized mortgage obligations.

Securities Financing Activities (Tables)	6 Months Ended
Jun. 30, 2011
Securities Financing Activities (Tables) [Abstract]
Components of Collateralized Financings

(in millions)	June 30, 2011	December 31, 2010
Securities purchased under resale agreements(a)	$213,074	$222,302
Securities borrowed(b)	121,493	123,587
Securities sold under repurchase agreements(c)	$229,666	$262,722
Securities loaned	22,939	10,592

(a)	At June 30, 2011, and December 31, 2010, included resale agreements of $21.3 billion and $20.3 billion, respectively, accounted for at fair value.

(b)	At June 30, 2011, and December 31, 2010, included securities borrowed of $14.8 billion and $14.0 billion, respectively, accounted for at fair value.

(c)	At June 30, 2011, and December 31, 2010, included repurchase agreements of $6.6 billion and $4.1 billion, respectively, accounted for at fair value.

Loans (Tables)	6 Months Ended
Jun. 30, 2011
Loans [Line Items]
Loan balances by portfolio segment
The following table summarizes the Firm’s loan balances by portfolio segment:

June 30, 2011 (in millions)	Wholesale	Consumer, excluding credit card	Credit card	Total
Retained	$244,224	$315,169	$125,523	$684,916	(a)
Held-for-sale	2,592	221	—	2,813
At fair value	2,007	—	—	2,007
Total	$248,823	$315,390	$125,523	$689,736

December 31, 2010 (in millions)	Wholesale	Consumer, excluding credit card	Credit card	Total
Retained	$222,510	$327,464	$135,524	$685,498	(a)
Held-for-sale	3,147	154	2,152	5,453
At fair value	1,976	—	—	1,976
Total	$227,633	$327,618	$137,676	$692,927

(a)
Loans (other than PCI loans and those for which the fair value option has been selected) are presented net of unearned income, unamortized discounts and premiums and net deferred loan costs of  $2.4 billion and  $1.9 billion at June 30, 2011, and December 31, 2010, respectively.

Retained loans activities by portfolio segments

Three months ended June 30, 2011, (in millions)	Wholesale	Consumer, excluding credit card	Credit card	Total
Purchases	$218	$1,668	$—	$1,886
Sales	805	401	—	1,206
Retained loans reclassified to held-for-sale	123	—	—	123

Six months ended June 30, 2011, (in millions)	Wholesale	Consumer, excluding credit card	Credit card	Total
Purchases	$341	$3,660	$—	$4,001
Sales	1,682	658	—	2,340
Retained loans reclassified to held-for-sale	300	—	1,912	2,212

Net gains/(losses) on loan sales by portfolio segment

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Net gains/(losses) on sales of loans (including lower of cost or fair value adjustments)(a)
Wholesale	$80	$51	$141	$130
Consumer, excluding credit card	28	98	53	128
Credit card	(4)	—	(24)	—
Total net gains/(losses) on sales of loans (including lower of cost or fair value adjustments)(a)	$104	$149	$170	$258

(a)	Excludes sales related to loans accounted for at fair value.

Wholesale real estate class of loans

	Multi-family		Commercial lessors
(in millions, except ratios)	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
Real estate retained loans	$31,226	$30,604	$14,161	$15,796
Criticized exposure	3,236	3,798	1,902	3,593
% of criticized exposure to total real estate retained loans	10.36%	12.41%	13.43%	22.75%
Criticized nonaccrual	$764	$1,016	$348	$1,549
% of criticized nonaccrual to total real estate retained loans	2.45%	3.32%	2.46%	9.81%

Commercial construction and development		Other		Total real estate loans
June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
$3,078	$3,395	$3,927	$3,840	$52,392	$53,635
445	619	659	696	6,242	8,706
14.46%	18.23%	16.78%	18.13%	11.91%	16.23%
$127	$174	$198	$198	$1,437	$2,937
4.13%	5.13%	5.04%	5.16%	2.74%	5.48%

Wholesale
Loans [Line Items]
Impaired loans

	Commercial and industrial		Real estate		Financial institutions		Government agencies		Other		Total retained loans
(in millions)	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010
Impaired loans
With an allowance	$1,143	$1,512	$1,077	$2,510	$44	$127	$23	$22	$565	$697	$2,852	$4,868
Without an allowance(a)	119	157	323	445	21	8	—	—	65	8	528	618
Total impaired loans	$1,262	$1,669	$1,400	$2,955	$65	$135	$23	$22	$630	$705	$3,380	$5,486
Allowance for loan losses related to impaired loans(b)	$331	$435	$251	$825	$14	$61	$14	$14	$139	$239	$749	$1,574
Unpaid principal balance of impaired loans(c)	1,979	2,453	1,384	3,487	132	244	23	30	1,396	1,046	4,914	7,260

(a)
When the discounted cash flows, collateral value or market price equals or exceeds the recorded investment in the loan, then the loan does not require an allowance. This typically occurs when the impaired loans have been partially charged-off and/or there have been interest payments received and applied to the loan balance.

(b)	The allowance for impaired loans is included in JPMorgan Chase’s asset-specific allowance for loan losses.

(c)
Represents the contractual amount of principal owed at June 30, 2011, and December 31, 2010 The unpaid principal balance differs from the impaired loan balances due to various factors, including charge-offs; interest payments received and applied to the carrying value; net deferred loan fees or costs; and unamortized discount or premiums on purchased loans.

Average impaired loans and related interest income

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Commercial and industrial	$1,426	$1,574	$1,486	$1,739
Real estate	2,101	3,399	2,421	3,220
Financial institutions	67	270	81	391
Government agencies	23	4	22	4
Other	635	872	635	934
Total(a)	$4,252	$6,119	$4,645	$6,288

(a)	The related interest income on accruing impaired loans and interest income recognized on a cash basis were not material for the three and six months ended June 30, 2011 and 2010.

Loans modified in troubled debt restructuring

	Commercial and industrial		Real estate		Financial institutions		Government agencies		Other		Total retained loans
(in millions)	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010
Loans modified in troubled debt restructurings(a)	$683	$212	$289	$907	$—	$1	$22	$22	$6	$1	$1,000	$1,143
TDRs on nonaccrual status	628	163	273	831	—	1	22	22	6	1	929	1,018
Additional commitments to lend to borrowers whose loans have been modified in TDRs	186	1	—	—	—	—	—	—	—	—	186	1

(a)	These modifications generally provided interest rate concessions to the borrower or deferral of principal repayments.

Schedule of loans recorded, credit quality indicator

	Commercial and industrial		Real estate
(in millions, except ratios)	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
Loans by risk ratings
Investment grade	$36,752	$31,697	$29,425	$28,504
Noninvestment grade:
Noncriticized	33,205	30,874	16,725	16,425
Criticized performing	2,389	2,371	4,805	5,769
Criticized nonaccrual	1,207	1,634	1,437	2,937
Total noninvestment grade	36,801	34,879	22,967	25,131
Total retained loans	$73,553	$66,576	$52,392	$53,635
% of total criticized to total retained loans	4.89%	6.02%	11.91%	16.23%
% of nonaccrual loans to total retained loans	1.64	2.45	2.74	5.48
Loans by geographic distribution(a)
Total non-U.S.	$22,025	$17,731	$1,625	$1,963
Total U.S.	51,528	48,845	50,767	51,672
Total retained loans	$73,553	$66,576	$52,392	$53,635

Loan delinquency(b)
Current and less than 30 days past due and still accruing	$72,203	$64,501	$50,752	$50,299
30-89 days past due and still accruing	140	434	155	290
90 or more days past due and still accruing(c)	3	7	48	109
Criticized nonaccrual	1,207	1,634	1,437	2,937
Total retained loans	$73,553	$66,576	$52,392	$53,635

(a)	U.S. and non-U.S. distribution is determined based predominantly on the domicile of the borrower.

(b)
For wholesale loans, the past due status of a loan is generally not a significant indicator of credit quality due to the ongoing review and monitoring of an obligor’s ability to meet contractual obligations. For a discussion of more significant factors, see Note 14 on page 223 of JPMorgan Chase’s 2010 Annual Report.

(c)	Represents loans that are 90 days or more past due as to principal and/or interest, but that are still accruing interest; these loans are considered well-collateralized.

(d)	Other primarily includes loans to special purpose entities and loans to private banking clients. See Note 1 on pages 164–165 of the Firm’s 2010 Annual Report for additional information on SPEs.

Financial institutions		Government agencies		Other(d)		Total retained loans
June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010

$26,848	$22,525	$6,797	$6,871	$66,691	$56,450	$166,513	$146,047

9,317	8,480	360	382	6,694	6,012	66,301	62,173
198	317	4	3	652	320	8,048	8,780
65	136	23	22	630	781	3,362	5,510
9,580	8,933	387	407	7,976	7,113	77,711	76,463
$36,428	$31,458	$7,184	$7,278	$74,667	$63,563	$244,224	$222,510
0.72%	1.44%	0.38%	0.34%	1.72%	1.73%	4.67%	6.42%
0.18	0.43	0.32	0.30	0.84	1.23	1.38	2.48

$25,893	$19,756	$1,175	$870	$31,351	$25,831	$82,069	$66,151
10,535	11,702	6,009	6,408	43,316	37,732	162,155	156,359
$36,428	$31,458	$7,184	$7,278	$74,667	$63,563	$244,224	$222,510

$36,261	$31,289	$7,158	$7,222	$73,419	$61,837	$239,793	$215,148
100	31	3	34	599	704	997	1,493
2	2	—	—	19	241	72	359
65	136	23	22	630	781	3,362	5,510
$36,428	$31,458	$7,184	$7,278	$74,667	$63,563	$244,224	$222,510

Consumer Excluding Credit Card
Loans [Line Items]
Consumer loans by class, excluding credit card loan portfolio segment

(in millions)	June 30, 2011	December 31, 2010
Residential real estate – excluding PCI
Home equity:
Senior lien(a)	$22,969	$24,376
Junior lien(b)	59,782	64,009
Mortgages:
Prime, including option ARMs	74,276	74,539
Subprime	10,441	11,287
Other consumer loans
Auto	46,796	48,367
Business banking	17,141	16,812
Student and other	14,770	15,311
Residential real estate – PCI
Home equity	23,535	24,459
Prime mortgage	16,200	17,322
Subprime mortgage	5,187	5,398
Option ARMs	24,072	25,584
Total retained loans	$315,169	$327,464

(a)	Represents loans where JPMorgan Chase holds the first security interest on the property.

(b)	Represents loans where JPMorgan Chase holds a security interest that is subordinate in rank to other liens.

Credit Card
Loans [Line Items]
Impaired loans

	Chase, excluding Washington Mutual portfolio		Washington Mutual portfolio		Total credit card
(in millions)	Jun 30, 2011	Dec 31, 2010	Jun 30, 2011	Dec 31, 2010	Jun 30, 2011	Dec 31, 2010
Impaired loans with an allowance(a)(b)
Credit card loans with modified payment terms(c)	$5,820	$6,685	$1,345	$1,570	$7,165	$8,255
Modified credit card loans that have reverted to pre-modification payment terms(d)	1,083	1,439	236	311	1,319	1,750
Total impaired loans	$6,903	$8,124	$1,581	$1,881	$8,484	$10,005
Allowance for loan losses related to impaired loans	$2,765	$3,175	$686	$894	$3,451	$4,069

(a)	The carrying value and the unpaid principal balance are the same for credit card impaired loans.

(b)	There were no impaired loans without an allowance.

(c)	Represents credit card loans outstanding to borrowers enrolled in a credit card modification program as of the date presented.

(d)
Represents credit card loans that were modified in TDRs but that have subsequently reverted back to the loans’ pre-modification payment terms. At June 30, 2011, and December 31, 2010, approximately  $850 million and  $1.2 billion, respectively, of loans have reverted back to the pre-modification payment terms of the loans due to noncompliance with the terms of the modified loans. A substantial portion of these loans is expected to be charged-off in accordance with the Firm’s standard charge-off policy. The remaining  $469 million and  $590 million at June 30, 2011, and December 31, 2010, respectively, of these loans are to borrowers who have successfully completed a short-term modification program. The Firm continues to report these loans as TDRs since the borrowers’ credit lines remain closed.

Average impaired loans and related interest income

	Average impaired loans				Interest income on impaired loans(a)
	Three months ended June 30,		Six months ended June 30,		Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010	2011	2010	2011	2010
Chase, excluding Washington Mutual portfolio	$7,205	$8,965	$7,456	$8,938	$94	$121	$195	$240
Washington Mutual portfolio	1,659	2,022	1,721	1,997	27	31	56	62
Total credit card	$8,864	$10,987	$9,177	$10,935	$121	$152	$251	$302

(a)
As permitted by regulatory guidance, credit card loans are generally exempt from being placed on nonaccrual status; accordingly, interest and fees related to credit card loans continue to accrue until the loan is charged off or paid in full. However, the Firm separately establishes an allowance for the estimated uncollectible portion of billed and accrued interest and fee income on credit card loans.

Schedule of loans recorded, credit quality indicator

	Chase, excluding Washington Mutual portfolio(c)		Washington Mutual portfolio(c)		Total credit card
(in millions, except ratios)	Jun 30, 2011	Dec 31, 2010	Jun 30, 2011	Dec 31, 2010	Jun 30, 2011	Dec 31, 2010
Loan delinquency(a)
Current and less than 30 days past due and still accruing	$110,676	$117,248	$11,107	$12,670	$121,783	$129,918
30 - 89 days past due and still accruing	1,487	2,092	301	459	1,788	2,551
90 or more days past due and still accruing	1,601	2,449	349	604	1,950	3,053
Nonaccrual loans	2	2	—	—	2	2
Total retained loans	$113,766	$121,791	$11,757	$13,733	$125,523	$135,524
Loan delinquency ratios
% of 30 plus days past due to total retained loans	2.71%	3.73%	5.53%	7.74%	2.98%	4.14%
% of 90 plus days past due to total retained loans	1.41	2.01	2.97	4.40	1.55	2.25
Credit card loans by geographic region
California	$14,421	$15,454	$2,256	$2,650	$16,677	$18,104
New York	9,000	9,540	885	1,032	9,885	10,572
Texas	8,812	9,217	868	1,006	9,680	10,223
Florida	6,192	6,724	987	1,165	7,179	7,889
Illinois	6,648	7,077	466	542	7,114	7,619
New Jersey	4,743	5,070	422	494	5,165	5,564
Ohio	4,622	5,035	343	401	4,965	5,436
Pennsylvania	4,123	4,521	364	424	4,487	4,945
Michigan	3,595	3,956	233	273	3,828	4,229
Virginia	2,841	3,020	254	295	3,095	3,315
Georgia	2,596	2,834	339	398	2,935	3,232
Washington	1,959	2,053	380	438	2,339	2,491
All other	44,214	47,290	3,960	4,615	48,174	51,905
Total retained loans	$113,766	$121,791	$11,757	$13,733	$125,523	$135,524
Percentage of portfolio based on carrying value with estimated refreshed FICO scores(b)
Equal to or greater than 660	82.7%	80.6%	60.4%	56.4%	80.4%	77.9%
Less than 660	17.3	19.4	39.6	43.6	19.6	22.1

(a)
The Firm’s policy is generally to exempt credit card loans from being placed on nonaccrual status as permitted by regulatory guidance. Under guidance issued by the Federal Financial Institutions Examination Council (“FFIEC"), credit card loans are charged off by the end of the month in which the account becomes 180 days past due or within 60 days from receiving notification about a specified event (e.g., bankruptcy of the borrower), whichever is earlier.

(b)
Refreshed FICO scores are estimated based on a statistically significant random sample of credit card accounts in the credit card portfolio for the period shown. The Firm obtains refreshed FICO scores at least quarterly.

(c)	Includes billed finance charges and fees net of an allowance for uncollectible amounts.

Residential real estate, excluding PCI [Member]
Loans [Line Items]
Impaired loans

	Home equity				Mortgages
	Senior lien		Junior lien		Prime, including option ARMs		Subprime		Total residential real estate – excluding PCI
(in millions)	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010
Impaired loans(a)(b)
With an allowance	$244	$211	$489	$258	$2,812	$1,525	$2,666	$2,563	$6,211	$4,557
Without an allowance(c)	17	15	28	25	578	559	177	188	800	787
Total impaired loans(d)	$261	$226	$517	$283	$3,390	$2,084	$2,843	$2,751	$7,011	$5,344
Allowance for loan losses related to impaired loans	$82	$77	$148	$82	$78	$97	$512	$555	$820	$811
Unpaid principal balance of impaired loans(e)	320	265	715	402	4,308	2,751	4,079	3,777	9,422	7,195
Impaired loans on nonaccrual status	53	38	232	63	698	534	695	632	1,678	1,267

(a)	Represents loans modified in a TDR. These modifications generally provided interest rate concessions to the borrower or deferral of principal repayments.

(b)	There were no additional commitments to lend to borrowers whose loans have been modified in TDRs as of June 30, 2011, and December 31, 2010.

(c)
When discounted cash flows or collateral value equals or exceeds the recorded investment in the loan, the loan does not require an allowance.     This result typically occurs when an impaired loan has been partially charged off.

(d)
At June 30, 2011, and December 31, 2010,  $3.5 billion and  $3.0 billion, respectively, of loans modified subsequent to repurchase from Ginnie Mae in accordance with the standards of the appropriate government agency (i.e., Federal Housing Administration (“FHA”), U.S. Department of Veterans Affairs (“VA”), Rural Housing Administration (“RHA”)) were excluded from loans accounted for as TDRs. When such loans perform subsequent to modification in accordance with Ginnie Mae guidelines, they are generally sold back into Ginnie Mae loan pools. Modified loans that do not re-perform become subject to foreclosure.

(e)
Represents the contractual amount of principal owed at June 30, 2011, and December 31, 2010. The unpaid principal balance differs from the impaired loan balances due to various factors, including charge-offs; net deferred loan fees or costs; and unamortized discounts or premiums on purchased loans

Average impaired loans and related interest income
.

Three months ended June 30,	Average impaired loans		Interest income on impaired loans(a)		Interest income on impaired loans on a cash basis(a)
(in millions)	2011	2010	2011	2010	2011	2010
Home equity
Senior lien	$245	$221	$2	$3	$1	$1
Junior lien	469	255	4	5	1	1
Mortgages
Prime, including option ARMs	3,216	1,365	33	12	3	4
Subprime	2,787	2,475	37	29	3	6
Total residential real estate – excluding PCI	$6,717	$4,316	$76	$49	$8	$12

Six months ended June 30,	Average impaired loans		Interest income on impaired loans(a)		Interest income on impaired loans on a cash basis(a)
(in millions)	2011	2010	2011	2010	2011	2010
Home equity
Senior lien	$238	$193	$5	$5	$1	$1
Junior lien	411	262	8	8	1	1
Mortgages
Prime, including option ARMs	2,848	1,171	59	29	6	5
Subprime	2,769	2,340	71	56	6	10
Total residential real estate – excluding PCI	$6,266	$3,966	$143	$98	$14	$17
(a) Generally, interest income on loans modified in a TDR is recognized on a cash basis until such time as the borrower has made a minimum of six payments under the new terms. As of June 30, 2011 and 2010, loans of  $938 million and  $1.0 billion, respectively, were TDRs for which the borrowers had not yet made six payments under their modified terms

Schedule of loans recorded, credit quality indicator

Residential real estate – excluding PCI loans
	Home equity
	Senior lien		Junior lien
(in millions, except ratios)	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
Loan delinquency(a)
Current and less than 30 days past due	$22,252	$23,615	$58,345	$62,315
30–149 days past due	361	414	1,215	1,508
150 or more days past due	356	347	222	186
Total retained loans	$22,969	$24,376	$59,782	$64,009
% of 30+ days past due to total retained loans	3.12%	3.12%	2.40%	2.65%
90 or more days past due and still accruing	$—	$—	$—	$—
90 or more days past due and government guaranteed(b)	—	—	—	—
Nonaccrual loans	481	479	827	784
Current estimated LTV ratios(c)(d)(e)(f)
Greater than 125% and refreshed FICO scores:
Equal to or greater than 660	$350	$363	$6,699	$6,928
Less than 660	176	196	2,251	2,495
101% to 125% and refreshed FICO scores:
Equal to or greater than 660	690	619	9,389	9,403
Less than 660	268	249	2,745	2,873
80% to 100% and refreshed FICO scores:
Equal to or greater than 660	1,955	1,900	12,423	13,333
Less than 660	653	657	2,832	3,155
Less than 80% and refreshed FICO scores:
Equal to or greater than 660	16,199	17,474	20,459	22,527
Less than 660	2,678	2,918	2,984	3,295
U.S. government-guaranteed	—	—	—	—
Total retained loans	$22,969	$24,376	$59,782	$64,009
Geographic region
California	$3,201	$3,348	$13,699	$14,656
New York	3,162	3,272	11,658	12,278
Texas	3,290	3,594	2,036	2,239
Florida	1,033	1,088	3,215	3,470
Illinois	1,553	1,635	3,987	4,248
Ohio	1,871	2,010	1,438	1,568
New Jersey	708	732	3,397	3,617
Michigan	1,101	1,176	1,501	1,618
Arizona	1,393	1,481	2,738	2,979
Washington	737	776	2,017	2,142
All other(g)	4,920	5,264	14,096	15,194
Total retained loans	$22,969	$24,376	$59,782	$64,009
(a) Individual delinquency classifications included mortgage loans insured by U.S. government agencies as follows: current and less than 30 days past due includes  $3.0 billion and  $2.5 billion; 30–149 days past due includes  $1.9 billion and  $2.5 billion; and 150 or more days past due includes  $8.2 billion and  $7.9 billion at June 30, 2011 and December 31, 2010, respectively.

(b)
These balances, which are 90 days or more past due but insured by U.S. government agencies, are excluded from nonaccrual loans. In predominately all cases, 100% of the principal balance of the loans is insured and interest is guaranteed at a specified reimbursement rate subject to meeting agreed servicing guidelines. These amounts are excluded from nonaccrual loans because reimbursement of insured and guaranteed amounts is proceeding normally and is expected to occur. At June 30, 2011, and December 31, 2010, these balances included  $5.7 billion and  $2.8 billion, respectively, of loans that are no longer accruing interest because interest has been curtailed by the U.S. government agencies although, in predominantly all cases, 100% of the principal is still insured. For the remaining balance, interest is being accrued at the guaranteed reimbursement rate.

(c)
Represents the aggregate unpaid principal balance of loans divided by the estimated current property value. Current property values are estimated, at a minimum, quarterly, based on home valuation models utilizing nationally recognized home price index valuation estimates incorporating actual data to the extent available and forecasted data where actual data is not available. These property values do not represent actual appraised loan level collateral values; as such, the resulting ratios are necessarily imprecise and should be viewed as estimates.

(d)	Junior lien represents combined LTV, which considers all available lien positions related to the property. All other products are presented without consideration of subordinate liens on the property.

(e)	Refreshed FICO scores represent each borrower’s most recent credit score, which is obtained by the Firm at least on a quarterly basis.

(f)	For senior lien home equity loans, prior-period amounts have been restated to the current-period presentation.

(g)	At June 30, 2011, and December 31, 2010, included mortgage loans insured by U.S. government agencies of $13.1 billion and $12.9 billion, respectively.

(h)
At June 30, 2011, and December 31, 2010, excluded mortgage loans insured by U.S. government agencies of  $10.1 billion and  $10.3 billion, respectively. These amounts were excluded as reimbursement of insured amounts is proceeding normally.

(table continued from previous page)

Mortgages
Prime, including option ARMs				Subprime		Total residential real estate – excluding PCI
June 30, 2011		December 31, 2010		June 30, 2011	December 31, 2010	June 30, 2011		December 31, 2010

$59,841		$59,223		$8,015	$8,477	$148,453		$153,630
3,130		4,052		896	1,184	5,602		7,158
11,305		11,264		1,530	1,626	13,413		13,423
$74,276		$74,539		$10,441	$11,287	$167,468		$174,211
5.90%	(h)	6.68%	(h)	23.24%	24.90%	5.35%	(h)	5.88%	(h)
$—		$—		$—	$—	$—		$—
9,129		9,417		—	—	9,129		9,417
4,024		4,320		2,058	2,210	7,390		7,793

$3,005		$3,039		$360	$338	$10,414		$10,668
1,477		1,595		1,120	1,153	5,024		5,439

4,683		4,733		528	506	15,290		15,261
1,793		1,775		1,446	1,486	6,252		6,383

10,251		10,720		881	925	25,510		26,878
2,674		2,786		1,761	1,955	7,920		8,553

32,669		32,385		1,989	2,252	71,316		74,638
4,625		4,557		2,356	2,672	12,643		13,442
13,099		12,949		—	—	13,099		12,949
$74,276		$74,539		$10,441	$11,287	$167,468		$174,211

$18,580		$19,278		$1,601	$1,730	$37,081		$39,012
9,817		9,587		1,288	1,381	25,925		26,518
2,731		2,569		323	345	8,380		8,747
4,688		4,840		1,309	1,422	10,245		10,820
3,892		3,765		424	468	9,856		10,116
452		462		254	275	4,015		4,315
2,016		2,026		491	534	6,612		6,909
943		963		266	294	3,811		4,051
1,248		1,320		221	244	5,600		6,024
1,979		2,056		230	247	4,963		5,221
27,930		27,673		4,034	4,347	50,980		52,478
$74,276		$74,539		$10,441	$11,287	$167,468		$174,211

Total other consumer [Member]
Loans [Line Items]
Impaired loans
R.

	Auto		Business banking		Total other consumer(c)
(in millions)	Jun 30, 2011	Dec 31, 2010	Jun 30, 2011	Dec 31, 2010	Jun 30, 2011	Dec 31, 2010
Impaired loans
With an allowance	$88	$102	$758	$774	$846	$876
Without an allowance(a)	1	—	—	—	1	—
Total impaired loans	$89	$102	$758	$774	$847	$876
Allowance for loan losses related to impaired loans	$12	$16	$217	$248	$229	$264
Unpaid principal balance of impaired loans(b)	122	132	872	899	994	1,031
Impaired loans on nonaccrual status	39	50	598	647	637	697

(a)
When discounted cash flows, collateral value or market price equals or exceeds the recorded investment in the loan, then the loan does not require an allowance. This typically occurs when the impaired loans have been partially charged off and/or there have been interest payments received and applied to the loan balance.

(b)
Represents the contractual amount of principal owed at June 30, 2011, and December 31, 2010. The unpaid principal balance differs from the impaired loan balances due to various factors, including charge-offs; interest payments received and applied to the principal balance; net deferred loan fees or costs; and unamortized discounts or premiums on purchased loans.

(c)	There were no impaired student and other loans at June 30, 2011, and December 31, 2010

Average impaired loans and related interest income
s.

	Average impaired loans(b)
	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Auto	$92	$130	$95	$128
Business banking	764	646	768	578
Total other consumer(a)	$856	$776	$863	$706
(a) There were no student and other loans modified in TDRs at June 30, 2011 and 2010.
(b) The related interest income on impaired loans, including those on cash basis, was not material for the three and six months ended June 30, 2011 and 2010

Loans modified in troubled debt restructuring
e.

	Auto		Business banking		Total other consumer(c)
(in millions)	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
Loans modified in troubled debt restructurings(a)(b)	$88	$91	$429	$395	$517	$486
TDRs on nonaccrual status	38	39	269	268	307	307

(a)	These modifications generally provided interest rate concessions to the borrower or deferral of principal repayments.

(b)	Additional commitments to lend to borrowers whose loans have been modified in TDRs as of June 30, 2011, and December 31, 2010 were immaterial.

(c)	There were no student and other loans modified in TDRs at June 30, 2011, and December 31, 2010.

Schedule of loans recorded, credit quality indicator
.

	Auto		Business banking		Student and other				Total other consumer
(in millions, except ratios)	Jun 30, 2011	Dec 31, 2010	Jun 30, 2011	Dec 31, 2010	Jun 30, 2011		Dec 31, 2010		Jun 30, 2011		Dec 31, 2010
Loan delinquency(a)
Current and less than 30 days past due	$46,339	$47,778	$16,658	$16,240	$13,554		$13,998		$76,551		$78,016
30–119 days past due	450	579	299	351	742		795		1,491		1,725
120 or more days past due	7	10	184	221	474		518		665		749
Total retained loans	$46,796	$48,367	$17,141	$16,812	$14,770		$15,311		$78,707		$80,490
% of 30+ days past due to total retained loans	0.98%	1.22%	2.82%	3.40%	1.68%	(d)	1.61%	(d)	1.51%	(d)	1.75%	(d)
90 or more days past due and still accruing (b)	$—	$—	$—	$—	$558		$625		$558		$625
Nonaccrual loans	111	141	770	832	79		67		960		1,040
Geographic region
California	$4,260	$4,307	$1,114	$851	$1,286		$1,330		$6,660		$6,488
New York	3,616	3,875	2,865	2,877	1,267		1,305		7,748		8,057
Texas	4,423	4,505	2,612	2,550	1,219		1,273		8,254		8,328
Florida	1,833	1,923	248	220	696		722		2,777		2,865
Illinois	2,413	2,608	1,331	1,320	915		940		4,659		4,868
Ohio	2,738	2,961	1,602	1,647	970		1,010		5,310		5,618
New Jersey	1,804	1,842	233	422	488		502		2,525		2,766
Michigan	2,308	2,434	1,387	1,401	699		729		4,394		4,564
Arizona	1,526	1,499	1,190	1,218	366		387		3,082		3,104
Washington	731	716	142	115	270		279		1,143		1,110
All other	21,144	21,697	4,417	4,191	6,594		6,834		32,155		32,722
Total retained loans	$46,796	$48,367	$17,141	$16,812	$14,770		$15,311		$78,707		$80,490
Loans by risk ratings(c)
Noncriticized	$5,702	$5,803	$11,114	$10,351	NA		NA		$16,816		$16,154
Criticized performing	191	265	827	982	NA		NA		1,018		1,247
Criticized nonaccrual	1	12	557	574	NA		NA		558		586

(a)
Loans insured by U.S. government agencies under the Federal Family Education Loan Program (“FFELP”) are included in the delinquency classifications presented based on their payment status. Prior-period amounts have been revised to conform to the current-period presentation.

(b)	These amounts represent student loans, which are insured by U.S. government agencies under the FFELP. These amounts were accruing as reimbursement of insured amounts is proceeding normally.

(c)	For risk-rated business banking and auto loans, the primary credit quality indicator is the risk rating of the loan, including whether the loans are considered to be criticized and/or nonaccrual.

(d)
June 30, 2011, and December 31, 2010, excluded loans 30 days or more past due and still accruing, which are insured by U.S. government agencies under the FFELP, of  $968 million and  $1.1 billion, respectively. These amounts were excluded as reimbursement of insured amounts is proceeding normally.

Purchased Credit Impaired [Member]
Loans [Line Items]
Schedule of loans recorded, credit quality indicator
s.

	Home equity		Prime mortgage		Subprime mortgage		Option ARMs		Total PCI
(in millions, except ratios)	Jun 30, 2011	Dec 31, 2010	Jun 30, 2011	Dec 31, 2010	Jun 30, 2011	Dec 31, 2010	Jun 30, 2011	Dec 31, 2010	Jun 30, 2011	Dec 31, 2010
Carrying value(a)	$23,535	$24,459	$16,200	$17,322	$5,187	$5,398	$24,072	$25,584	$68,994	$72,763
Related allowance for loan losses(b)	1,583	1,583	1,766	1,766	98	98	1,494	1,494	4,941	4,941
Loan delinquency (based on unpaid principal balance)
Current and less than 30 days past due	$24,223	$25,783	$12,396	$13,035	$4,364	$4,312	$18,208	$18,672	$59,191	$61,802
30–149 days past due	1,114	1,348	1,129	1,468	793	1,020	1,636	2,215	4,672	6,051
150 or more days past due	1,274	1,181	3,948	4,425	2,520	2,710	8,601	9,904	16,343	18,220
Total loans	$26,611	$28,312	$17,473	$18,928	$7,677	$8,042	$28,445	$30,791	$80,206	$86,073
% of 30+ days past due to total loans	8.97%	8.93%	29.06%	31.13%	43.15%	46.38%	35.99%	39.36%	26.20%	28.20%
Current estimated LTV ratios (based on unpaid principal balance)(c)(d)(e)
Greater than 125% and refreshed FICO scores:
Equal to or greater than 660	$6,066	$6,289	$2,168	$2,400	$450	$432	$2,377	$2,681	$11,061	$11,802
Less than 660	3,635	4,043	2,604	2,744	2,072	2,129	5,595	6,330	13,906	15,246
101% to 125% and refreshed FICO scores:
Equal to or greater than 660	5,733	6,053	3,466	3,815	424	424	4,016	4,292	13,639	14,584
Less than 660	2,546	2,696	2,814	3,011	1,661	1,663	4,695	5,005	11,716	12,375
80% to 100% and refreshed FICO scores:
Equal to or greater than 660	3,704	3,995	1,870	1,970	341	374	3,849	4,152	9,764	10,491
Less than 660	1,383	1,482	1,690	1,857	1,365	1,477	3,418	3,551	7,856	8,367
Lower than 80% and refreshed FICO scores:
Equal to or greater than 660	2,503	2,641	1,306	1,443	178	186	2,163	2,281	6,150	6,551
Less than 660	1,041	1,113	1,555	1,688	1,186	1,357	2,332	2,499	6,114	6,657
Total unpaid principal balance	$26,611	$28,312	$17,473	$18,928	$7,677	$8,042	$28,445	$30,791	$80,206	$86,073
Geographic region (based on unpaid principal balance)
California	$16,002	$17,012	$9,981	$10,891	$1,824	$1,971	$14,811	$16,130	$42,618	$46,004
New York	1,245	1,316	1,064	1,111	721	736	1,623	1,703	4,653	4,866
Texas	487	525	176	194	420	435	147	155	1,230	1,309
Florida	2,449	2,595	1,407	1,519	880	906	3,581	3,916	8,317	8,936
Illinois	591	627	535	562	427	438	741	760	2,294	2,387
Ohio	34	38	86	91	119	122	119	131	358	382
New Jersey	506	540	467	486	308	316	1,020	1,064	2,301	2,406
Michigan	88	95	255	279	199	214	297	345	839	933
Arizona	504	539	299	359	145	165	441	528	1,389	1,591
Washington	1,445	1,535	422	451	174	178	704	745	2,745	2,909
All other	3,260	3,490	2,781	2,985	2,460	2,561	4,961	5,314	13,462	14,350
Total unpaid principal balance	$26,611	$28,312	$17,473	$18,928	$7,677	$8,042	$28,445	$30,791	$80,206	$86,073

(a)	Carrying value includes the effect of fair value adjustments that were applied to the consumer PCI portfolio at the date of acquisition.

(b)
Management concluded as part of the Firm’s regular assessment of the PCI loan pools that it was probable that higher expected principal credit losses would result in a decrease in expected cash flows. As a result, an allowance for loan losses for impairment of these pools has been recognized.

(c)
Represents the aggregate unpaid principal balance of loans divided by the estimated current property value. Current property values are estimated, at a minimum, quarterly, based on home valuation models utilizing nationally recognized home price index valuation estimates incorporating actual data to the extent available and forecasted data where actual data is not available. These property values do not represent actual appraised loan level collateral values; as such, the resulting ratios are necessarily imprecise and should be viewed as estimates. Current estimated combined LTV for junior lien home equity loans considers all available lien positions related to the property.

(d)	Refreshed FICO scores represent each borrower’s most recent credit score obtained by the Firm. The Firm obtains refreshed FICO scores at least quarterly.

(e)	For home equity loans, prior-period amounts have been restated to conform to the current-period presentation.

Accretable yield activity
s.

	Total PCI
	Three months ended June 30,		Six months ended June 30,
(in millions, except ratios)	2011	2010	2011	2010
Beginning balance	$18,816	$20,571	$19,097	$25,544
Accretion into interest income	(706)	(787)	(1,410)	(1,673)
Changes in interest rates on variable-rate loans	(181)	(333)	(213)	(727)
Other changes in expected cash flows(a)	154	170	609	(3,523)
Balance at June 30	$18,083	$19,621	$18,083	$19,621
Accretable yield percentage	4.36%	4.20%	4.32%	4.39%

(a)
Other changes in expected cash flows may vary from period to period as the Firm continues to refine its cash flow model and periodically updates model assumptions. For the six months ended June 30, 2011, other changes in expected cash flows were principally driven by changes in prepayment assumptions. For the six months ended June 30, 2010, other changes in expected cash flows were principally driven by changes in prepayment assumptions, as well as reclassification to the nonaccretable difference. Changes to prepayment assumptions change the expected remaining life of the portfolio, which drives changes in expected future interest cash collections. Such changes do not have a significant impact on the accretable yield percentage

Allowance For Credit Losses (Tables)	6 Months Ended
Jun. 30, 2011
Allowance For Credit Losses (Tables) [Abstract]
Allowance for Loan Losses

	2011					2010
Six months ended June 30, (in millions)	Wholesale	Consumer, excluding credit card		Credit card	Total	Wholesale	Consumer, excluding credit card		Credit card	Total
Allowance for loan losses
Beginning balance at January 1,	$4,761	$16,471		$11,034	$32,266	$7,145	$14,785		$9,672	$31,602
Cumulative effect of change in accounting principles(a)	—	—		—	—	14	127		7,353	7,494
Gross charge-offs	387	2,817		4,762	7,966	1,278	4,429		8,945	14,652
Gross recoveries	(142)	(275)		(726)	(1,143)	(88)	(228)		(712)	(1,028)
Net charge-offs	245	2,542		4,036	6,823	1,190	4,201		8,233	13,624
Provision for loan losses	(414)	2,446		1,036	3,068	(812)	5,450		5,733	10,371
Other	(11)	12		8	9	(9)	3		(1)	(7)
Ending balance at June 30,	$4,091	$16,387		$8,042	$28,520	$5,148	$16,164		$14,524	$35,836
Allowance for loan losses by impairment methodology
Asset-specific(b)(c)(d)	$749	$1,049		$3,451	$5,249	$1,324	$1,091		$4,846	$7,261
Formula-based(d)	3,342	10,397		4,591	18,330	3,824	12,262		9,678	25,764
PCI	—	4,941		—	4,941	—	2,811		—	2,811
Total allowance for loan losses	$4,091	$16,387		$8,042	$28,520	$5,148	$16,164		$14,524	$35,836
Loans by impairment methodology
Asset-specific	$3,380	$7,858		$8,484	$19,722	$5,661	$5,428		$10,887	$21,976
Formula-based	240,790	238,317		117,039	596,146	207,232	256,900		132,107	596,239
PCI	54	68,994		—	69,048	94	76,901		—	76,995
Total retained loans	$244,224	$315,169		$125,523	$684,916	$212,987	$339,229		$142,994	$695,210

Impaired collateral-dependent loans
Net charge-offs(e)	$59	$53		$—	$112	$297	$227		$—	$524
Loans measured at fair value of collateral less cost to sell(e)	1,144	863	(f)	—	2,007	2,064	801	(f)	—	2,865

(a)
Effective January 1, 2010, the Firm adopted accounting guidance related to VIEs. Upon adoption of the guidance, the Firm consolidated its Firm-sponsored credit card securitization trusts, its Firm-administered multi-seller conduits and certain other consumer loan securitization entities, primarily mortgage-related. As a result,  $7.4 billion,  $14 million and  $127 million, respectively, of allowance for loan losses were recorded on-balance sheet with the consolidation of these entities. For further discussion, see Note 16 on pages 244–259 of JPMorgan Chase’s 2010 Annual Report.

(b)	Relates to risk-rated loans that have been placed on nonaccrual status and loans that have been modified in a troubled debt restructuring.

(c)
At June 30, 2011 and 2010, the asset-specific consumer excluding credit card allowance for loan losses included troubled debt restructuring reserves of  $962 million and  $946 million, respectively. The asset-specific credit card allowance for loan losses is related to loans modified in TDRs.

(d)
At June 30, 2011 and 2010, the Firm’s allowance for loan losses on all impaired credit card loans was reclassified to the asset-specific allowance. This reclassification has no incremental impact on the Firm’s allowance for loan losses. Prior periods have been revised to reflect the current presentation.

(e)	Prior periods have been revised to conform with the current presentation.

(f)
Includes collateral-dependent residential mortgage loans that are charged off to the fair value of the underlying collateral less cost to sell. These loans are considered collateral-dependent under regulatory guidance because they involve modifications where an interest-only period is provided or a significant portion of principal is deferred.

Allowance for lending related commitments

	2011				2010
Six months ended June 30, (in millions)	Wholesale	Consumer, excluding credit card	Credit Card	Total	Wholesale	Consumer, excluding credit card	Credit Card	Total
Allowance for lending-related commitments
Beginning balance at January 1,	$711	$6	$—	$717	$927	$12	$—	$939
Cumulative effect of change in accounting principles(a)	—	—	—	—	(18)	—	—	(18)
Provision for lending-related commitments	(89)	—	—	(89)	4	(2)	—	2
Other	(2)	—	—	(2)	(11)	—	—	(11)
Ending balance at June 30,	$620	$6	$—	$626	$902	$10	$—	$912
Allowance for lending-related commitments by impairment methodology
Asset-specific	$144	$—	$—	$144	$248	$—	$—	$248
Formula-based	476	6	—	482	654	10	—	664
Total allowance for lending-related commitments	$620	$6	$—	$626	$902	$10	$—	$912
Lending-related commitments by impairment methodology
Asset-specific	$793	$—	$—	$793	$1,195	$—	$—	$1,195
Formula-based	364,896	64,649	535,625	965,170	323,357	69,499	550,442	943,298
Total lending-related commitments	$365,689	$64,649	$535,625	$965,963	$324,552	$69,499	$550,442	$944,493

(a)
Effective January 1, 2010, the Firm adopted accounting guidance related to VIEs. Upon adoption of the guidance, the Firm consolidated its administered multi-seller conduits. As a result, related assets are now primarily recorded in loans and other assets on the Consolidated Balance Sheets.

Variable Interest Entities (Tables)	6 Months Ended
Jun. 30, 2011
Variable Interest Entities (Tables) [Abstract]
Firm-sponsored mortgage and other consumer securitization trusts

	Principal amount outstanding				JPMorgan Chase interest in securitized assets in nonconsolidated VIEs(d)(e)(f)(g)(h)
June 30, 2011(a) (in billions)	Total assets held by securitization VIEs	Assets held in consolidated securitization VIEs	Assets held in nonconsolidated securitization VIEs with continuing involvement		Trading assets	AFS securities	Total interests held by JPMorgan Chase
Securitization-related
Residential mortgage:
Prime(b)	$140.3	$2.2	$132.0		$0.7	$—	$0.7
Subprime	41.6	1.4	38.5		—	—	—
Option ARMs	33.7	0.3	33.4		—	—	—
Commercial and other(c)	144.3	—	96.4		1.6	0.7	2.3
Student	4.3	4.3	—		—	—	—
Total	$364.2	$8.2	$300.3	(i)	$2.3	$0.7	$3.0

	Principal amount outstanding				JPMorgan Chase interest in securitized assets in nonconsolidated VIEs(d)(e)(f)(g)(h)
December 31, 2010(a) (in billions)	Total assets held by securitization VIEs	Assets held in consolidated securitization VIEs	Assets held in nonconsolidated securitization VIEs with continuing involvement		Trading assets	AFS securities	Total interests held by JPMorgan Chase
Securitization-related
Residential mortgage:
Prime(b)	$153.1	$2.2	$143.8		$0.7	$—	$0.7
Subprime	44.0	1.6	40.7		—	—	—
Option ARMs	36.1	0.3	35.8		—	—	—
Commercial and other(c)	153.4	—	106.2		2.0	0.9	2.9
Student	4.5	4.5	—		—	—	—
Total	$391.1	$8.6	$326.5	(i)	$2.7	$0.9	$3.6

(a)	Excludes loan sales to U.S. government agencies. See page 157 of this Note for information on the Firm’s loan sales to U.S. government agencies.

(b)	Includes Alt-A loans.

(c)
Consists of securities backed by commercial loans (predominantly real estate) and non-mortgage-related consumer receivables purchased from third parties. The Firm generally does not retain a residual interest in its sponsored commercial mortgage securitization transactions. Includes co-sponsored commercial securitizations and, therefore, includes non-JPMorgan Chase-originated commercial mortgage loans.

(d)	Excludes retained servicing (for a discussion of MSRs, see Note 16 on pages 159–163 of this Form 10-Q) and securities retained from loan sales to U.S. government agencies.

(e)
Excludes senior and subordinated securities of  $165 million and  $28 million, respectively, at June 30, 2011, and  $182 million and  $18 million, respectively, at December 31, 2010, which the Firm purchased in connection with IB’s secondary market-making activities.

(f)
Excludes interest rate and foreign exchange derivatives primarily used to manage the interest rate and foreign exchange risks of the securitization entities. See Note 5 on pages 117–124 of this Form 10-Q for further information on derivatives.

(g)	Includes interests held in re-securitization transactions.

(h)
As of June 30, 2011, and December 31, 2010, 66% and 66%, respectively of the Firm’s retained securitization interests, which are carried at fair value, were risk-rated “A” or better, on an S&P-equivalent basis. This includes  $175 million and  $157 million of investment-grade and  $480 million and  $552 million of noninvestment-grade retained interests in prime residential mortgages at June 30, 2011, and December 31, 2010, respectively, and  $2.0 billion and  $2.6 billion of investment-grade and  $282 million and  $250 million of noninvestment-grade retained interests in commercial and other securitization trusts.

(i)
The Firm does not consolidate a mortgage securitization when it is not the servicer (and therefore does not have the power to direct the most significant activities of the trust) or does not hold a beneficial interest in the trust that could potentially be significant to the trust. At June 30, 2011, and December 31, 2010, the Firm did not consolidate any of the assets of the Firm-sponsored nonconsolidated residential mortgage securitization VIEs, in which the Firm has continuing involvement, primarily due to the fact that the Firm did not hold an interest in these trusts that could potentially be significant to the trusts. Additionally, for the commercial mortgage securitization-related VIEs, the Firm does not service the loans, and thus does not consolidate the VIEs.

Firm's exposure to nonconsolidated municipal bond VIEs

(in billions)	Fair value of assets held by VIEs	Liquidity facilities(a)	Excess/(deficit)(b)	Maximum exposure
Nonconsolidated municipal bond vehicles
June 30, 2011	$12.9	$7.9	$5.0	$7.9
December 31, 2010	13.7	8.8	4.9	8.8

Ratings profile of the VIEs' assets

	Ratings profile of VIE assets(c)					Fair value of assets held by VIEs	Wt. avg. expected life of assets (years)
	Investment-grade				Noninvestment grade
(in billions, except where otherwise noted)	AAA to AAA-	AA+ to AA-	A+ to A-	BBB to BB-	BB+ and below
June 30, 2011	$1.7	$10.5	$0.7	$—	$—	$12.9	9.8
December 31, 2010	1.9	11.2	0.6	—	—	13.7	15.5

(a)
The Firm may serve as credit enhancement provider to municipal bond vehicles in which it serves as liquidity provider. The Firm provided insurance on underlying municipal bonds, in the form of letters of credit, of  $10 million at both June 30, 2011, and December 31, 2010.

(b)	Represents the excess/(deficit) of the fair values of municipal bond assets available to repay the liquidity facilities, if drawn.

(c)	The ratings scale is based on the Firm’s internal risk ratings and is presented on an S&P-equivalent basis.

Exposure to nonconsolidated credit-linked note and asset swap VIEs

June 30, 2011 (in billions)	Net derivative receivables	Trading assets(a)	Total exposure(b)	Par value of collateral held by VIEs(c)
Credit-related notes
Static structure	$0.7	$—	$0.7	$10.9
Managed structure	2.1	0.1	2.2	9.5
Total credit-related notes	2.8	0.1	2.9	20.4
Asset swaps	0.4	—	0.4	7.5
Total	$3.2	$0.1	$3.3	$27.9
December 31, 2010 (in billions)	Net derivative receivables	Trading assets(a)	Total exposure(b)	Par value of collateral held by VIEs(c)
Credit-related notes
Static structure	$1.0	$—	$1.0	$9.5
Managed structure	2.8	—	2.8	10.7
Total credit-related notes	3.8	—	3.8	20.2
Asset swaps	0.3	—	0.3	7.6
Total	$4.1	$—	$4.1	$27.8

(a)	Trading assets principally comprise notes issued by VIEs, which from time to time are held as part of the termination of a deal or to support limited market-making.

(b)	On-balance sheet exposure that includes net derivative receivables and trading assets – debt and equity instruments.

(c)
The Firm’s maximum exposure arises through the derivatives executed with the VIEs; the exposure varies over time with changes in the fair value of the derivatives. The Firm relies on the collateral held by the VIEs to pay any amounts due under the derivatives; the vehicles are structured at inception so that the par value of the collateral is expected to be sufficient to pay amounts due under the derivative contracts.

Information on assets and liabilities related to VIEs that are consolidated by the Firm

	Assets				Liabilities
June 30, 2011 (in billions)	Trading assets – debt and equity instruments	Loans	Other(c)	Total assets(d)	Beneficial interests in VIE assets(e)	Other(f)	Total liabilities
VIE program type
Firm-sponsored credit card trusts	$—	$51.7	$1.0	$52.7	$35.7	$—	$35.7
Firm-administered multi-seller conduits	—	21.9	0.3	22.2	22.2	—	22.2
Mortgage securitization entities(a)	1.0	2.6	—	3.6	2.0	1.5	3.5
Other(b)	6.1	4.2	1.4	11.7	7.6	0.1	7.7
Total	$7.1	$80.4	$2.7	$90.2	$67.5	$1.6	$69.1

	Assets				Liabilities
December 31, 2010 (in billions)	Trading assets – debt and equity instruments	Loans	Other(c)	Total assets(d)	Beneficial interests in VIE assets(e)	Other(f)	Total liabilities
VIE program type
Firm-sponsored credit card trusts	$—	$67.2	$1.3	$68.5	$44.3	$—	$44.3
Firm-administered multi-seller conduits	—	21.1	0.6	21.7	21.6	0.1	21.7
Mortgage securitization entities(a)	1.8	2.9	—	4.7	2.4	1.6	4.0
Other(b)	8.0	4.4	1.6	14.0	9.3	0.3	9.6
Total	$9.8	$95.6	$3.5	$108.9	$77.6	$2.0	$79.6

(a)	Includes residential and commercial mortgage securitizations as well as re-securitizations.

(b)	Primarily comprised of student loans and municipal bonds.

(c)	Includes assets classified as cash, derivative receivables, AFS securities, and other assets within the Consolidated Balance Sheets.

(d)
The assets of the consolidated VIEs included in the program types above are used to settle the liabilities of those entities. The difference between total assets and total liabilities recognized for consolidated VIEs represents the Firm’s interest in the consolidated VIEs for each program type.

(e)
The interest-bearing beneficial interest liabilities issued by consolidated VIEs are classified in the line item on the Consolidated Balance Sheets titled, “Beneficial interests issued by consolidated variable interest entities.” The holders of these beneficial interests do not have recourse to the general credit of JPMorgan Chase. Included in beneficial interests in VIE assets are long-term beneficial interests of  $42.9 billion and  $52.6 billion at June 30, 2011, and December 31, 2010, respectively. The maturities of the long-term beneficial interests as of June 30, 2011, and December 31, 2010, were as follows:  $13.0 billion and  $13.9 billion under one year,  $21.4 billion and  $29.0 billion between one and five years, and  $8.5 billion and  $9.7 billion over five years.

(f)	Includes liabilities classified as accounts payable and other liabilities in the Consolidated Balance Sheets.

Securitization activities

	Three months ended June 30, 2011
	Residential mortgage
(in millions)	Prime(e)	Subprime	Option ARMs	Commercial and other
Principal securitized	$—	$—	$—	$1,447
All cash flows during the period(a):
Proceeds from new securitizations(b)	—	—	—	1,530
Servicing fees collected	50	36	100	1
Purchases of previously transferred financial assets (or the underlying collateral)(c)	297	4	4	—
Cash flows received on the interests that continue to be held by the Firm(d)	58	4	1	37

	Three months ended June 30, 2010
	Residential mortgage
(in millions)	Prime(e)	Subprime	Option ARMs	Commercial and other
Principal securitized	$—	$—	$—	$562
All cash flows during the period(a):
Proceeds from new securitizations(b)				592
Servicing fees collected	89	53	118	1
Purchases of previously transferred financial assets (or the underlying collateral)(c)	52	6	—	—
Cash flows received on the interests that continue to be held by the Firm(d)	73	9	6	30

	Six months ended June 30, 2011
	Residential mortgage
(in millions)	Prime(e)	Subprime	Option ARMs	Commercial and other
Principal securitized	$—	$—	$—	$2,940
All cash flows during the period(a):
Proceeds from new securitizations(b)	—	—	—	3,088
Servicing fees collected	114	95	203	2
Purchases of previously transferred financial assets (or the underlying collateral)(c)	676	10	10	—
Cash flows received on the interests that continue to be held by the Firm(d)	122	8	2	81

	Six months ended June 30, 2010
	Residential mortgage
(in millions)	Prime(e)	Subprime	Option ARMs	Commercial and other
Principal securitized	$—	$—	$—	$562
All cash flows during the period(a):
Proceeds from new securitizations(b)				592
Servicing fees collected	164	99	235	2
Purchases of previously transferred financial assets (or the underlying collateral)(c)	100	6	—	—
Cash flows received on the interests that continue to be held by the Firm(d)	153	19	12	68

(a)	Excludes sales for which the Firm did not securitize the loan (including loans sold to Ginnie Mae, Fannie Mae and Freddie Mac).

(b)
Includes  $1.5 billion and  $592 million, respectively, and  $3.1 billion and  $592 million, respectively, of proceeds from new securitizations received as securities for the three and six months ended June 30, 2011 and 2010. These securities were predominantly classified as level 2 of the fair value measurement hierarchy.

(c)	Includes cash paid by the Firm to reacquire assets from the off-balance sheet, nonconsolidated entities - for example, servicer clean-up calls.

(d)	Includes cash flows received on retained interests - including, for example, principal repayments and interest payments.

(e)	Includes Alt-A loans and re-securitization transactions.

Summary of loan sale activities

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Carrying value of loans sold(a)(b)	$32,609	$30,173	$71,856	$65,547
Proceeds received from loan sales as cash	565	262	905	598
Proceeds from loans sales as securities(c)	31,511	29,448	69,683	63,818
Total proceeds received from loan sales	$32,076	$29,710	$70,588	$64,416
Gains on loan sales	30	70	52	91

(a)	Predominantly to U.S. government agencies.

(b)	MSRs were excluded from the above table. See Note 16 on pages 159–163 of this Form 10-Q for further information on originated MSRs.

(c)	Predominantly includes securities from U.S. government agencies that are generally sold shortly after receipt.

Key economic assumptions used to determine the fair value of certain Firm's retained interests in nonconsolidated VIEs, other than MSRs

June 30, 2011	Residential mortgage	Commercial and other
(in millions, except rates and where otherwise noted)	Prime(d)
JPMorgan Chase interests in securitized assets(a)(b)	$656	$2,315
Weighted-average life (in years)	6.7	2.7
Weighted-average constant prepayment rate(c)	7.1%	—%
	CPR	CPR
Impact of 10% adverse change	$(11)	$—
Impact of 20% adverse change	(21)	—
Weighted-average loss assumption	5.5%	0.4%
Impact of 10% adverse change	$(9)	$(83)
Impact of 20% adverse change	(17)	(170)
Weighted-average discount rate	14.0%	20.6%
Impact of 10% adverse change	$(26)	$(59)
Impact of 20% adverse change	(49)	(107)

December 31, 2010	Residential mortgage	Commercial and other
(in millions, except rates and where otherwise noted)	Prime(d)
JPMorgan Chase interests in securitized assets(a)(b)	$708	$2,906
Weighted-average life (in years)	5.5	3.3
Weighted-average constant prepayment rate(c)	7.9%	—%
	CPR	CPR
Impact of 10% adverse change	$(15)	$—
Impact of 20% adverse change	(27)	—
Weighted-average loss assumption	5.2%	2.1%
Impact of 10% adverse change	$(12)	$(76)
Impact of 20% adverse change	(21)	(151)
Weighted-average discount rate	11.6%	16.4%
Impact of 10% adverse change	$(26)	$(69)
Impact of 20% adverse change	(47)	(134)

(a)
The Firm’s interests in subprime securitizations were  $21 million and  $14 million, as of June 30, 2011, and December 31, 2010, respectively. Additionally, the Firm had interests in option ARM securitizations of  $27 million and  $29 million at June 30, 2011, and December 31, 2010, respectively.

(b)	Includes certain investments acquired in the secondary market but predominantly held for investment purposes.

(c)	CPR: constant prepayment rate.

(d)	Includes retained interests in Alt-A loans and re-securitization transactions.

Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets

			90 days past due		Liquidation losses
	Credit exposure				Three months ended June 30,		Six months ended June 30,
(in millions)	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	2011	2010	2011	2010
Securitized loans(a)
Residential mortgage:
Prime mortgage(b)	$132,042	$143,764	$31,444	$33,093	$1,244	$1,696	$2,734	$3,385
Subprime mortgage	38,497	40,721	15,186	15,456	616	951	1,616	2,116
Option ARMs	33,412	35,786	10,358	10,788	465	637	908	1,226
Commercial and other	96,368	106,245	5,064	5,791	250	116	454	143
Total loans securitized(c)	$300,319	$326,516	$62,052	$65,128	$2,575	$3,400	$5,712	$6,870

(a)
Total assets held in securitization-related SPEs were  $364.2 billion and  $391.1 billion at June 30, 2011, and December 31, 2010, respectively. The  $300.3 billion and  $326.5 billion of loans securitized at June 30, 2011, and December 31, 2010, respectively, excludes:  $55.7 billion and  $56.0 billion of securitized loans in which the Firm has no continuing involvement and  $8.2 billion and  $8.6 billion of loan securitizations consolidated on the Firm’s Consolidated Balance Sheets at June 30, 2011, and December 31, 2010, respectively .

(b)	Includes Alt-A loans.

(c)	Includes securitized loans that were previously recorded at fair value and classified as trading assets.

Goodwill and Other Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2011
Goodwill and Other Intangible Assets (Tables) [Abstract]
Goodwill and other intangible assets

(in millions)	June 30, 2011	December 31, 2010
Goodwill	$48,882	$48,854
Mortgage servicing rights	12,243	13,649
Other intangible assets:
Purchased credit card relationships	$744	$897
Other credit card-related intangibles	558	593
Core deposit intangibles	734	879
Other intangibles	1,643	1,670
Total other intangible assets	$3,679	$4,039

Goodwill attributed to the business segments

(in millions)	June 30, 2011	December 31, 2010
Investment Bank	$5,250	$5,278
Retail Financial Services	16,490	16,496
Card Services & Auto	14,581	14,522
Commercial Banking	2,864	2,866
Treasury & Securities Services	1,670	1,680
Asset Management	7,650	7,635
Corporate/Private Equity	377	377
Total goodwill	$48,882	$48,854

Changes in the carrying amount of goodwill

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Balance at beginning of period(a)	$48,856	$48,359	$48,854	$48,357
Changes during the period from:
Business combinations	11	10	6	19
Dispositions	—	—	—	(19)
Other(b)	15	(49)	22	(37)
Balance at June 30(a)	$48,882	$48,320	$48,882	$48,320

(a)	Reflects gross goodwill balances as the Firm has not recognized any impairment losses to date.

(b)	Includes foreign currency translation adjustments and other tax-related adjustments.

Mortgage servicing rights activity

	Three months ended June 30,		Six months ended June 30,
(in millions, except where otherwise noted)	2011	2010	2011	2010
Fair value at beginning of period	$13,093	$15,531	$13,649	$15,531
MSR activity
Originations of MSRs	562	533	1,319	1,222
Purchase of MSRs	29	—	30	14
Disposition of MSRs	—	(5)	—	(5)
Total net additions	591	528	1,349	1,231
Change in valuation due to inputs and assumptions(a)	(960)	(3,584)	(1,711)	(3,680)
Other changes in fair value(b)	(481)	(622)	(1,044)	(1,229)
Total change in fair value of MSRs(c)	(1,441)	(4,206)	(2,755)	(4,909)
Fair value at June 30(d)	$12,243	$11,853	$12,243	$11,853
Change in unrealized gains/(losses) included in income related to MSRs held at June 30	$(960)	$(3,584)	$(1,711)	$(3,680)
Contractual service fees, late fees and other ancillary fees included in income	$983	$1,148	$2,008	$2,280
Third-party mortgage loans serviced at June 30 (in billions)	$949	$1,064	$949	$1,064
Servicer advances, net at June 30 (in billions)(e)	$10.9	$9.3	$10.9	$9.3

(a)	Represents MSR asset fair value adjustments due to changes in inputs, such as interest rates and volatility, as well as updates to assumptions used in the valuation model.

(b)	Includes changes in MSR value due to modeled servicing portfolio runoff (i.e., amortization or time decay).

(c)
Includes changes related to commercial real estate of  $(2) million and  $(2) million for the three months ended June 30, 2011 and 2010, respectively, and  $(4) million and  $(4) million for the six months ended June 30, 2011 and 2010, respectively.

(d)	Includes $36 million and $37 million related to commercial real estate at June 30, 2011 and 2010, respectively.

(e)
Represents amounts the Firm pays as the servicer (e.g., scheduled principal and interest to a trust, taxes and insurance), which will generally be reimbursed within a short period of time after the advance from future cash flows from the trust or the underlying loans. The Firm’s credit risk associated with these advances is minimal because reimbursement of the advances is senior to all cash payments to investors. In addition, the Firm maintains the right to stop payment if the collateral is insufficient to cover the advance.

RFS mortgage fees and related income

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
RFS mortgage fees and related income
Net production revenue:
Production revenue	$767	$676	$1,446	$1,109
Repurchase losses	(223)	(667)	(643)	(1,099)
Net production revenue	544	9	803	10
Net mortgage servicing revenue
Operating revenue:
Loan servicing revenue	1,011	1,186	2,063	2,293
Other changes in MSR asset fair value(a)	(478)	(620)	(1,041)	(1,225)
Total operating revenue	533	566	1,022	1,068
Risk management:
Changes in MSR asset fair value due to inputs or assumptions in model(b)	(960)	(3,584)	(1,711)	(3,680)
Derivative valuation adjustments and other	983	3,895	497	4,143
Total risk management	23	311	(1,214)	463
Total RFS net mortgage servicing revenue	556	877	(192)	1,531
All other	3	2	5	5
Mortgage fees and related income	$1,103	$888	$616	$1,546

(a)	Includes changes in the MSR value due to modeled servicing portfolio runoff (i.e., amortization or time decay).

(b)	Represents MSR asset fair value adjustments due to changes in inputs, such as interest rates and volatility, as well as updates to assumptions used in the MSR valuation model.

Key economic assumptions used to determine the fair value of the Firm's Mortgage Servicing Rights (MSRs)

(in millions, except rates)	June 30, 2011	December 31, 2010
Weighted-average prepayment speed assumption (“CPR”)	10.63%	11.29%
Impact on fair value of 10% adverse change	$(775)	$(809)
Impact on fair value of 20% adverse change	(1,500)	(1,568)
Weighted-average option adjusted spread	3.85%	3.94%
Impact on fair value of 100 basis points adverse change	$(587)	$(578)
Impact on fair value of 200 basis points adverse change	(1,125)	(1,109)
CPR: Constant prepayment rate.

Intangible assets components of credit card relationships, core deposits and other intangible assets

	June 30, 2011			December 31, 2010
	Gross amount(a)	Accumulated amortization(a)	Net carrying value	Gross amount	Accumulated amortization	Net carrying value
(in millions)
Purchased credit card relationships	$3,830	$3,086	$744	$5,789	$4,892	$897
Other credit card-related intangibles	861	303	558	907	314	593
Core deposit intangibles	4,132	3,398	734	4,280	3,401	879
Other intangibles	2,498	855	1,643	2,515	845	1,670

(a)	The decrease in the gross amount and accumulated amortization from December 31, 2010, was due to the removal of fully amortized assets.

Amortization expense related to credit card relationships, core deposits and other intangible assets

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Purchased credit card relationships	$77	$97	$157	$194
All other intangibles:
Other credit card-related intangibles	27	26	53	52
Core deposit intangibles	72	83	144	166
Other intangibles	36	29	75	66
Total amortization expense	$212	$235	$429	$478

Estimated future amortization expense related to credit card relationships, core deposits and other intangible assets

For the year: (in millions)	Purchased credit card relationships	Other credit card-related intangibles	Core deposit intangibles	Other intangibles	Total
2011(a)	$294	$107	$284	$143	$828
2012	254	110	240	137	741
2013	213	107	195	130	645
2014	110	105	100	114	429
2015	24	98	25	96	243

(a)
Includes  $157 million,  $53 million,  $144 million, and  $75 million of amortization expense related to purchased credit card relationships, other credit card-related intangibles, core deposit intangibles and other intangibles, respectively, recognized during the six months ended June 30, 2011.

Deposits (Tables)	6 Months Ended
Jun. 30, 2011
Deposits (Tables) [Abstract]
Noninterest-bearing and interest-bearing deposits

(in millions)	June 30, 2011	December 31, 2010
U.S. offices
Noninterest-bearing	$287,654	$228,555
Interest-bearing
Demand(a)	34,889	33,368
Savings(b)	350,216	334,632
Time (included $3,555 and $2,733 at fair value)(c)	84,513	87,237
Total interest-bearing deposits	469,618	455,237
Total deposits in U.S. offices	757,272	683,792
Non-U.S. offices
Noninterest-bearing	13,422	10,917
Interest-bearing
Demand	204,351	174,417
Savings	721	607
Time (included $1,233 and $1,636 at fair value)(c)	72,919	60,636
Total interest-bearing deposits	277,991	235,660
Total deposits in non-U.S. offices	291,413	246,577
Total deposits	$1,048,685	$930,369

(a)	Includes Negotiable Order of Withdrawal (“NOW”) accounts, and certain trust accounts.

(b)	Includes Money Market Deposit Accounts (“MMDAs”).

(c)	Includes structured notes classified as deposits for which the fair value option has been elected. For further discussion, see Note 4 on pages 187–189 of JPMorgan Chase’s 2010 Annual Report.

Other Borrowed Funds (Tables)	6 Months Ended
Jun. 30, 2011
Other Borrowed Funds (Tables) [Abstract]
Other Borrowed Funds

(in millions)	June 30, 2011	December 31, 2010
Advances from Federal Home Loan Banks(a)	$500	$2,250
Other	29,708	32,075
Total other borrowed funds(b)(c)	$30,208	$34,325

(a)
Effective January 1, 2011,  $23.0 billion of long-term advances from FHLBs were reclassified from other borrowed funds to long-term debt. The prior-year period has been revised to conform with the current presentation.

(b)	Includes other borrowed funds of $11.7 billion and $9.9 billion accounted for at fair value at June 30, 2011, and December 31, 2010, respectively.

(c)	Includes other borrowed funds of $9.5 billion and $14.8 billion secured by assets totaling $9.6 billion and $15.0 billion at June 30, 2011, and December 31, 2010, respectively.

Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2011
Earnings Per Share (Tables) [Abstract]
Basic and diluted earnings per share

	Three months ended June 30,		Six months ended June 30,
(in millions, except per share amounts)	2011	2010	2011	2010
Basic earnings per share
Net income	$5,431	$4,795	$10,986	$8,121
Less: Preferred stock dividends	158	163	315	325
Net income applicable to common equity	5,273	4,632	10,671	7,796
Less: Dividends and undistributed earnings allocated to participating securities	206	269	468	461
Net income applicable to common stockholders	$5,067	$4,363	$10,203	$7,335
Total weighted-average basic shares outstanding	3,958.4	3,983.5	3,970.0	3,977.0
Net income per share	$1.28	$1.10	$2.57	$1.84

	Three months ended June 30,		Six months ended June 30,
(in millions, except per share amounts)	2011	2010	2011	2010
Diluted earnings per share
Net income applicable to common stockholders	$5,067	$4,363	$10,203	$7,335
Total weighted-average basic shares outstanding	3,958.4	3,983.5	3,970.0	3,977.0
Add: Employee stock options, SARs and warrants(a)	24.8	22.1	28.6	23.2
Total weighted-average diluted shares outstanding(b)	3,983.2	4,005.6	3,998.6	4,000.2
Net income per share	$1.27	$1.09	$2.55	$1.83

(a)
Excluded from the computation of diluted EPS (due to the antidilutive effect) were options issued under employee benefit plans and, during 2010, the warrants originally issued in 2008 under the U.S. Treasury’s Capital Purchase Program to purchase shares of the Firm’s common stock. For the three and six months ended June 30, 2011, the aggregate number of shares issuable upon the exercise of such options were 53 million and 69 million, respectively. For the three and six months ended June 30, 2010, the aggregate number of shares issuable upon the exercise of such options and warrants were 224 million and 232 million, respectively.

(b)	Participating securities were included in the calculation of diluted EPS using the two-class method, as this computation was more dilutive than the calculation using the treasury stock method.

Accumulated Other Comprehensive Income/(Loss) (Tables)	6 Months Ended
Jun. 30, 2011
Accumulated Other Comprehensive Income (Loss) Tables [Abstract]
Accumulated other comprehensive income/(loss)

As of or for the six months ended	Unrealized gains/(losses) on AFS securities(b)		Translation adjustments, net of hedges		Cash flow hedges		Net loss and prior service costs/(credit) of defined benefit pension and OPEB plans		Accumulated other comprehensive income/(loss)
June 30, 2011 (in millions)
Balance at January 1, 2011	$2,498	(c)	$253		$206		$(1,956)		$1,001
Net change	770	(d)	27	(e)	(211)	(f)	51	(g)	637
Balance at June 30, 2011	$3,268	(c)	$280		$(5)		$(1,905)		$1,638

As of or for the six months ended	Unrealized gains/(losses) on AFS securities(b)		Translation adjustments, net of hedges		Cash flow hedges		Net loss and prior service costs/(credit) of defined benefit pension and OPEB plans		Accumulated other comprehensive income/(loss)
June 30, 2010 (in millions)
Balance at January 1, 2010	$2,032	(c)	$(16)		$181		$(2,288)		$(91)
Cumulative effect of change in accounting principle(a)	(129)		—		—		—		(129)
Net change	2,339	(d)	(25)	(e)	165	(f)	145	(g)	2,624
Balance at June 30, 2010	$4,242	(c)	$(41)		$346		$(2,143)		$2,404

(a)
Reflects the effect of adoption of accounting guidance related to the consolidation of VIEs. AOCI decreased by  $129 million due to the adoption of the accounting guidance related to VIEs, as a result of the reversal of the fair value adjustments taken on retained AFS securities that were eliminated in consolidation; for further discussion see Note 16 on pages 244–259 of JPMorgan Chase’s 2010 Annual Report.

(b)	Represents the after-tax difference between the fair value and amortized cost of securities accounted for as AFS.

(c)
At June 30, 2011, January 1, 2011, June 30, 2010 and January 1, 2010, included after-tax unrealized losses not related to credit on debt securities for which credit losses have been recognized in income of  $(62) million,  $(81) million,  $(126) million and  $(226) million, respectively.

(d)
The net change for the six months ended June 30, 2011, was due primarily to increased market value on agency MBS and municipal securities, partially offset by the widening of spreads on non-U.S. corporate debt and realization of gains due to portfolio repositioning. The net change for the six months ended June 30, 2010, was due primarily to the narrowing of spreads on MBS and CLOs partially offset by declines in non-U.S. government debt and realization of gains due to portfolio repositioning.

(e)
The net change for the six months ended June 30, 2011, and 2010, included after-tax gains/(losses) on foreign currency translation from operations for which the functional currency is other than the U.S. dollar of  $498 million and  $(489) million, respectively, partially offset by after-tax gains/(losses) on hedges of  $(471) million and  $464 million, respectively. The Firm may not hedge its entire exposure to foreign currency translation on net investments in foreign operations.

(f)
The net change for the six months ended June 30, 2011, included  $112 million of after-tax gains/(losses) recognized in income, and  $(99) million of after-tax gains/(losses), representing the net change in derivative fair value that was reported in comprehensive income. The net change for the six months ended June 30, 2010, included  $6 million of after-tax gains recognized in income and  $171 million of after-tax gains, representing the net change in derivative fair value that was reported in comprehensive income.

(g)
The net changes for the six month periods ended June 30, 2011 and 2010, were due to after-tax adjustments based on the final year-end actuarial valuations for the U.S. and non-U.S. defined benefit pension and OPEB plans (for 2010 and 2009, respectively); and the amortization of net loss and prior service credit into net periodic benefit cost.

Off-Balance Sheet Lending-Related Financial Instruments, Guarantees and Other Commitments (Tables)	6 Months Ended
Jun. 30, 2011
Off Balance Sheet Lending Related Financial Instruments Guarantees and Other Commitments (Tables) [Abstract]
Off-balance sheet lending-related financial instruments, guarantees and other commitments

	Contractual amount		Carrying value(j)
(in millions)	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
Lending-related
Consumer, excluding credit card:
Home equity – senior lien	$17,265	$17,662	$—	$—
Home equity – junior lien	28,586	30,948	—	—
Prime mortgage	1,117	1,266	—	—
Subprime mortgage	—	—	—	—
Auto	6,795	5,246	1	2
Business banking	10,046	9,702	5	4
Student and other	840	579	—	—
Total consumer, excluding credit card	64,649	65,403	6	6
Credit card	535,625	547,227	—	—
Total consumer	600,274	612,630	6	6
Wholesale:
Other unfunded commitments to extend credit(a)(b)	210,023	199,859	304	364
Standby letters of credit and other financial guarantees(a)(b)(c)(d)	97,050	94,837	686	705
Unused advised lines of credit	52,848	44,720	—	—
Other letters of credit(a)(d)	5,768	6,663	2	2
Total wholesale	365,689	346,079	992	1,071
Total lending-related	$965,963	$958,709	$998	$1,077
Other guarantees and commitments
Securities lending guarantees(e)	$205,411	$181,717	NA	NA
Derivatives qualifying as guarantees(f)	84,089	87,768	$321	$294
Unsettled reverse repurchase and securities borrowing agreements(g)	59,570	39,927	—	—
Other guarantees and commitments(h)	6,177	6,492	(6)	(6)
Loan sale and securitization-related indemnifications:
Repurchase liability(i)	NA	NA	3,631	3,285
Loans sold with recourse	10,624	10,982	141	153

(a)
At June 30, 2011, and December 31, 2010, represented the contractual amount net of risk participations totaling  $608 million and  $542 million, respectively, for Other unfunded commitments to extend credit;  $22.3 billion and  $22.4 billion, respectively, for Standby letters of credit and other financial guarantees; and  $1.4 billion and  $1.1 billion, respectively, for Other letters of credit. In regulatory filings with the Federal Reserve Board these commitments are shown gross of risk participations.

(b)
At June 30, 2011, and December 31, 2010, included credit enhancements and bond and commercial paper liquidity commitments to U.S. states and municipalities, hospitals and other not-for-profit entities of  $46.4 billion and  $43.4 billion, respectively. These commitments also include liquidity facilities to nonconsolidated municipal bond VIEs; for further information, see Note 15 on pages 151–159 of this Form 10-Q.

(c)	At June 30, 2011, and December 31, 2010, included unissued Standby letters of credit commitments of $41.9 billion and $41.6 billion, respectively.

(d)
At June 30, 2011, and December 31, 2010, JPMorgan Chase held collateral relating to  $39.3 billion and  $37.8 billion, respectively, of Standby letters of credit; and  $1.7 billion and  $2.1 billion, respectively, of Other letters of credit.

(e)
At June 30, 2011, and December 31, 2010, collateral held by the Firm in support of securities lending indemnification agreements was  $207.9 billion and  $185.0 billion, respectively. Securities lending collateral comprises primarily cash and securities issued by governments that are members of the Organisation for Economic Co-operation and Development (“OECD”) and U.S. government agencies.

(f)
Represents notional amounts of derivatives qualifying as guarantees. The carrying value at June 30, 2011, and December 31, 2010, reflected derivative payables of  $420 million and  $390 million, respectively, less derivative receivables of  $99 million and  $96 million, respectively.

(g)
At June 30, 2011, and December 31, 2010, the amount of commitments related to forward starting reverse repurchase agreements and securities borrowing agreements were  $14.0 billion and  $14.4 billion, respectively. Commitments related to unsettled reverse repurchase agreements and securities borrowing agreements with regular way settlement periods were  $45.6 billion and  $25.5 billion, at June 30, 2011, and December 31, 2010, respectively.

(h)
At June 30, 2011, and December 31, 2010, included unfunded commitments of  $876 million and  $1.0 billion, respectively, to third-party private equity funds; and  $1.5 billion and  $1.4 billion, respectively, to other equity investments. These commitments included  $815 million and  $1.0 billion, respectively, related to investments that are generally fair valued at net asset value as discussed in Note 3 on pages 102–114 of this Form 10-Q. In addition, at June 30, 2011, and December 31, 2010, included letters of credit hedged by derivative transactions and managed on a market risk basis of  $3.8 billion and  $3.8 billion, respectively.

(i)
Represents the estimated repurchase liability related to indemnifications for breaches of representations and warranties in loan sale and securitization agreements. For additional information, see Loan sale and securitization-related indemnifications on pages 170–171 of this Note.

(j)
For lending-related products, the carrying value represents the allowance for lending-related commitments and the guarantee liability, for derivative-related products, the carrying value represents the fair value. For all other products the carrying value represents the valuation reserve.

Standby letters of credit and other financial guarantees and other letters of credit

	June 30, 2011			December 31, 2010
(in millions)	Standby letters of credit and other financial guarantees		Other letters of credit	Standby letters of credit and other financial guarantees		Other letters of credit
Investment-grade(a)	$74,222		$4,399	$70,236		$5,289
Noninvestment-grade(a)	22,828		1,369	24,601		1,374
Total contractual amount(b)	$97,050	(c)	$5,768	$94,837	(c)	$6,663
Allowance for lending-related commitments	$314		$2	$345		$2
Commitments with collateral	39,335		1,748	37,815		2,127

(a)	The ratings scale is based on the Firm’s internal ratings which generally correspond to ratings as defined by S&P and Moody’s.

(b)
At June 30, 2011, and December 31, 2010, represented contractual amount net of risk participations totaling  $22.3 billion and  $22.4 billion, respectively, for Standby letters of credit and other financial guarantees; and  $1.4 billion and  $1.1 billion, respectively, for Other letters of credit. In regulatory filings with the Federal Reserve these commitments are shown gross of risk participations.

(c)	At June 30, 2011, and December 31, 2010, included unissued Standby letters of credit commitments of $41.9 billion and $41.6 billion, respectively.

Summary of changes in repurchase liability

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Repurchase liability at beginning of period	$3,474	$1,982	$3,285	$1,705
Realized losses(a)	(241)	(317)	(472)	(563)
Provision for repurchase losses	398	667	818	1,190
Repurchase liability at end of period	$3,631	$2,332	$3,631	$2,332

(a)
Includes principal losses and accrued interest on repurchased loans, “make-whole” settlements, settlements with claimants, and certain related expenses. Make-whole settlements were  $126 million and  $150 million for the three months ended June 30, 2011 and 2010, respectively, and  $241 million and  $255 million for the six months ended June 30, 2011 and 2010, respectively.

Business Segments (Tables)	6 Months Ended
Jun. 30, 2011
Business Segments (Tables) [Abstract]
Segment results and reconciliation

Three months ended June 30, 2011 (in millions, except ratios)	Investment Bank	Retail Financial Services	Card Services & Auto	Commercial Banking	Treasury & Securities Services	Asset Management	Corporate/ Private Equity	Reconciling Items(c)	Total
Noninterest revenue	$5,233	$3,115	$1,306	$598	$1,183	$2,139	$1,847	$(478)	$14,943
Net interest income	2,081	4,027	3,455	1,029	749	398	218	(121)	11,836
Total net revenue	7,314	7,142	4,761	1,627	1,932	2,537	2,065	(599)	26,779
Provision for credit losses	(183)	994	944	54	(2)	12	(9)	—	1,810
Credit allocation income/(expense)(b)	—	—	—	—	32	—	—	(32)	—
Noninterest expense	4,332	5,271	1,988	563	1,453	1,794	1,441	—	16,842
Income/(loss) before income tax expense/(benefit)	3,165	877	1,829	1,010	513	731	633	(631)	8,127
Income tax expense/(benefit)	1,108	494	719	403	180	292	131	(631)	2,696
Net income	$2,057	$383	$1,110	$607	$333	$439	$502	$—	$5,431
Average common equity	$40,000	$25,000	$16,000	$8,000	$7,000	$6,500	$71,577	$—	$174,077
Average assets	841,355	287,235	198,044	143,560	52,688	74,206	595,455	NA	2,192,543
Return on average common equity	21%	6%	28%	30%	19%	27%	NM	NM	12%
Overhead ratio	59	74	42	35	75	71	NM	NM	63

Three months ended June 30, 2010 (in millions, except ratios)	Investment Bank	Retail Financial Services	Card Services & Auto	Commercial Banking	Treasury & Securities Services	Asset Management	Corporate/ Private Equity	Reconciling Items(c)	Total
Noninterest revenue	$4,432	$2,727	$1,126	$546	$1,227	$1,699	$1,103	$(446)	$12,414
Net interest income	1,900	4,237	3,936	940	654	369	747	(96)	12,687
Total net revenue	6,332	6,964	5,062	1,486	1,881	2,068	1,850	(542)	25,101
Provision for credit losses	(325)	1,545	2,391	(235)	(16)	5	(2)	—	3,363
Credit allocation income/(expense)(b)	—	—	—	—	(30)	—	—	30	—
Noninterest expense	4,522	3,945	1,772	542	1,399	1,405	1,046	—	14,631
Income/(loss) before income tax expense/(benefit)	2,135	1,474	899	1,179	468	658	806	(512)	7,107
Income tax expense/(benefit)	754	625	363	486	176	267	153	(512)	2,312
Net income	$1,381	$849	$536	$693	$292	$391	$653	$—	$4,795
Average common equity	$40,000	$24,600	$18,400	$8,000	$6,500	$6,500	$55,069	$—	$159,069
Average assets	710,005	314,020	214,702	133,309	42,868	63,426	565,317	NA	2,043,647
Return on average common equity	14%	14%	12%	35%	18%	24%	NM	NM	12%
Overhead ratio	71	57	35	36	74	68	NM	NM	58

Six months ended June 30, 2011 (in millions, except ratios)	Investment Bank	Retail Financial Services	Card Services & Auto	Commercial Banking	Treasury & Securities Services	Asset Management	Corporate/ Private Equity	Reconciling Items(c)	Total
Noninterest revenue	$11,409	$4,495	$2,353	$1,100	$2,320	$4,159	$3,325	$(902)	$28,259
Net interest income	4,138	8,113	7,199	2,043	1,452	784	252	(240)	23,741
Total net revenue	15,547	12,608	9,552	3,143	3,772	4,943	3,577	(1,142)	52,000
Provision for credit losses	(612)	2,193	1,297	101	2	17	(19)	—	2,979
Credit allocation income/(expense)(b)	—	—	—	—	59	—	—	(59)	—
Noninterest expense	9,348	10,171	3,905	1,126	2,830	3,454	2,003	—	32,837
Income/(loss) before income tax expense/(benefit)	6,811	244	4,350	1,916	999	1,472	1,593	(1,201)	16,184
Income tax expense/(benefit)	2,384	260	1,706	763	350	567	369	(1,201)	5,198
Net income	$4,427	$(16)	$2,644	$1,153	$649	$905	$1,224	$—	$10,986
Average common equity	$40,000	$25,000	$16,000	$8,000	$7,000	$6,500	$69,259	$—	$171,759
Average assets	828,662	292,557	201,225	141,989	50,294	71,577	562,437	NA	2,148,741
Return on average common equity	22%	—%	33%	29%	19%	28%	NM	NM	13%
Overhead ratio	60	81	41	36	75	70	NM	NM	63

Six months ended June 30, 2010 (in millions, except ratios)	Investment Bank	Retail Financial Services	Card Services & Auto	Commercial Banking	Treasury & Securities Services	Asset Management	Corporate/ Private Equity	Reconciling Items(c)	Total
Noninterest revenue	$10,623	$5,250	$2,113	$1,046	$2,373	$3,473	$2,384	$(887)	$26,375
Net interest income	4,028	8,684	8,202	1,856	1,264	726	1,823	(186)	26,397
Total net revenue	14,651	13,934	10,315	2,902	3,637	4,199	4,207	(1,073)	52,772
Provision for credit losses	(787)	5,104	6,077	(21)	(55)	40	15	—	10,373
Credit allocation income/(expense)(b)	—	—	—	—	(60)	—	—	60	—
Noninterest expense	9,360	7,842	3,519	1,081	2,724	2,847	3,382	—	30,755
Income/(loss) before income tax expense/(benefit)	6,078	988	719	1,842	908	1,312	810	(1,013)	11,644
Income tax expense/(benefit)	2,226	435	321	759	337	529	(71)	(1,013)	3,523
Net income	$3,852	$553	$398	$1,083	$571	$783	$881	$—	$8,121
Average common equity	$40,000	$24,600	$18,400	$8,000	$6,500	$6,500	$53,590	$—	$157,590
Average assets	693,157	319,906	219,812	133,162	40,583	62,978	571,579	NA	2,041,177
Return on average common equity	19%	5%	4%	27%	18%	24%	NM	NM	10%
Overhead ratio	64	56	34	37	75	68	NM	NM	58

(a)
In addition to analyzing the Firm’s results on a reported basis, management reviews the Firm’s lines of business results on a “managed basis,” which is a non-GAAP financial measure. The Firm’s definition of managed basis starts with the reported U.S. GAAP results and includes certain reclassifications as discussed below that do not have any impact on net income as reported by the lines of business or by the Firm as a whole.

(b)
IB manages traditional credit exposures related to the Global Corporate Bank (“GCB”) on behalf of IB and TSS. Effective January 1, 2011, IB and TSS share the economics related to the Firm’s GCB clients. Included within this allocation are net revenues, provision for credit losses, as well as expenses. Prior-year period reflected a reimbursement to IB for a portion of the total costs of managing the credit portfolio. IB recognizes this credit allocation as a component of all other income.

(c)
Segment managed results reflect revenue on a fully tax-equivalent basis, with the corresponding income tax impact recorded within income tax expense/(benefit). These adjustments are eliminated in reconciling items to arrive at the Firm’s reported U.S. GAAP results. Tax-equivalent adjustments for the three and six months ended June 30, 2011 and 2010, were as follows

Tax Equivalent Adjustment [Table Text Block]

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Noninterest revenue	$510	$416	$961	$827
Net interest income	121	96	240	186
Income tax expense	631	512	1,201	1,013

Business Changes and Developments (Details) (USD $) In Billions, except Per Share data	6 Months Ended		12 Months Ended
	Jun. 30, 2011 Approved Repurchase Program Period Start in 2011 [Member]	Jun. 30, 2011 Repurchase Program Authorized Period of 2011 [Member]	Dec. 31, 2010 Approved Repurchase Program Period Start in 2007 [Member]	Mar. 18, 2011 Common stock [Member]	Dec. 31, 2010 Common stock [Member]
Business Changes and Developments (Numeric)
Dividends Payable, Amount Per Share				$ 0.25	$ 0.05
Stock Repurchase Program, Authorized Amount	$ 15	$ 8	$ 10

Fair Value Measurement - Recurring Basis (Details) (USD $)	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Mortgage servicing rights	$ 12,243,000,000	$ 13,093,000,000	$ 13,649,000,000	$ 11,853,000,000	$ 15,531,000,000	$ 15,531,000,000
Fair value assets and liabilities measured on recurring basis - supplemental data
Total U.S. government-sponsored enterprise obligations	124,000,000,000		137,300,000,000
Reduction In Level Three Derivative Receivable And Derivative Payable Balances	13,500,000,000		12,700,000,000
Costs of the private equity investment portfolio	9,600,000,000		10,000,000,000
Trading Account Assets [Member] | Wholesale
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	2,400,000,000		2,600,000,000
Fair Value, Measurements, Recurring [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	458,722,000,000		489,892,000,000
Mortgage servicing rights	12,243,000,000		13,649,000,000
Total assets measured at fair value on a recurring basis	852,251,000,000		874,296,000,000
Trading liabilities	148,533,000,000		146,166,000,000
Total liabilities at fair value on a recurring basis	211,110,000,000		205,096,000,000
Fair value assets and liabilities measured on recurring basis - supplemental data
Investment valued at net asset value	12,200,000,000		12,100,000,000
Fair Value, Measurements, Recurring [Member] | Total other assets [Member] | Level 1 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total other assets	5,181,000,000		5,142,000,000
Fair Value, Measurements, Recurring [Member] | Total other assets [Member] | Level 2 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total other assets	771,000,000		1,018,000,000
Fair Value, Measurements, Recurring [Member] | Total other assets [Member] | Level 3 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total other assets	12,471,000,000		12,041,000,000
Fair Value, Measurements, Recurring [Member] | Total other assets [Member] | Netting adjustments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total other assets	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Federal funds sold and securities purchased under resale	0		0
Securities borrowed	0		0
Trading assets	193,987,000,000		228,283,000,000
Available-for-sale securities	124,644,000,000		120,401,000,000
Loans, at fair value	0		0
Mortgage servicing rights	0		0
Total assets measured at fair value on a recurring basis	323,812,000,000		353,826,000,000
Deposits	0		0
Federal funds purchased and securities loaned or sold under repurchase agreements	0		0
Other borrowed funds	0		0
Trading liabilities	71,263,000,000		62,949,000,000
Accounts payable and other liabilities	0		0
Beneficial interests issued by consolidated VIEs, at fair value	0		0
Long-term debt	0		0
Total liabilities at fair value on a recurring basis	71,263,000,000		62,949,000,000
Fair value assets and liabilities measured on recurring basis - supplemental data
Investment valued at net asset value	6,000,000,000		5,900,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Total debt and equity instruments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	188,937,000,000		223,530,000,000
Trading liabilities	66,374,000,000		58,468,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Total debt instruments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	60,989,000,000		80,803,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Total mortgage-backed securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	22,990,000,000		36,813,000,000
Available-for-sale securities	101,788,000,000		104,737,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | US Government Corporations and Agencies Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	22,990,000,000		36,813,000,000
Available-for-sale securities	101,787,000,000		104,736,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Residential mortgage [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Available-for-sale securities	1,000,000		1,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Commercial mortgage [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | U.S. Treasury and government agencies [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	14,212,000,000		12,863,000,000
Available-for-sale securities	570,000,000		522,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Obligations of U.S. states and municipalities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	1,000,000		0
Available-for-sale securities	27,000,000		31,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Certificates Of Deposit Bankers Acceptances Commercial Paper [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Certificates of Deposit [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0		6,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Non-U.S. government debt securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	23,786,000,000		31,127,000,000
Available-for-sale securities	19,062,000,000		13,107,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Corporate Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Loans [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Asset-backed securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Collateralized Credit Card Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Collateralized loan obligations
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Other, Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Equity securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	109,389,000,000		124,400,000,000
Available-for-sale securities	3,197,000,000		1,998,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Other equity instruments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Physical commodities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	18,559,000,000		18,327,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Derivatives [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	5,050,000,000		4,753,000,000
Trading liabilities	4,889,000,000		4,481,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Interest rate
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	1,021,000,000		2,278,000,000
Trading liabilities	983,000,000		2,625,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Credit derivatives
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Trading liabilities	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Foreign exchange
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	1,581,000,000		1,121,000,000
Trading liabilities	1,537,000,000		972,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Equity
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	45,000,000		30,000,000
Trading liabilities	51,000,000		22,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Commodity
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	2,403,000,000		1,324,000,000
Trading liabilities	2,318,000,000		862,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Private equity investments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total other assets	81,000,000		49,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | All other assets [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total other assets	5,100,000,000		5,093,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Federal funds sold and securities purchased under resale	21,297,000,000		20,299,000,000
Securities borrowed	14,833,000,000		13,961,000,000
Trading assets	1,512,757,000,000		1,641,344,000,000
Available-for-sale securities	184,179,000,000		181,630,000,000
Loans, at fair value	535,000,000		510,000,000
Mortgage servicing rights	0		0
Total assets measured at fair value on a recurring basis	1,734,372,000,000		1,858,762,000,000
Deposits	3,925,000,000		3,596,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements	6,588,000,000		4,060,000,000
Other borrowed funds	9,623,000,000		8,547,000,000
Trading liabilities	1,329,342,000,000		1,468,768,000,000
Accounts payable and other liabilities	0		0
Beneficial interests issued by consolidated VIEs, at fair value	481,000,000		622,000,000
Long-term debt	24,982,000,000		25,795,000,000
Total liabilities at fair value on a recurring basis	1,374,941,000,000		1,511,388,000,000
Fair value assets and liabilities measured on recurring basis - supplemental data
Investment valued at net asset value	1,700,000,000		2,000,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Total debt and equity instruments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	159,611,000,000		151,327,000,000
Trading liabilities	18,294,000,000		18,425,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Total debt instruments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	151,678,000,000		143,868,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Total mortgage-backed securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	11,237,000,000		14,638,000,000
Available-for-sale securities	80,974,000,000		69,862,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | US Government Corporations and Agencies Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	7,747,000,000		10,738,000,000
Available-for-sale securities	17,114,000,000		15,490,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Residential mortgage [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	2,609,000,000		2,807,000,000
Available-for-sale securities	58,928,000,000		48,969,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Commercial mortgage [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	881,000,000		1,093,000,000
Available-for-sale securities	4,932,000,000		5,403,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | U.S. Treasury and government agencies [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	9,477,000,000		9,026,000,000
Available-for-sale securities	4,717,000,000		10,826,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Obligations of U.S. states and municipalities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	6,764,000,000		11,715,000,000
Available-for-sale securities	11,294,000,000		11,272,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Certificates Of Deposit Bankers Acceptances Commercial Paper [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	2,983,000,000		3,248,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Certificates of Deposit [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	4,861,000,000		3,641,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Non-U.S. government debt securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	51,652,000,000		38,482,000,000
Available-for-sale securities	11,754,000,000		7,670,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Corporate Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	41,405,000,000		42,280,000,000
Available-for-sale securities	55,806,000,000		61,793,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Loans [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	24,613,000,000		21,736,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Asset-backed securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	3,547,000,000		2,743,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Collateralized Credit Card Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	5,401,000,000		7,608,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Collateralized loan obligations
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	118,000,000		128,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Other, Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	9,216,000,000		8,777,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Equity securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	3,124,000,000		3,153,000,000
Available-for-sale securities	38,000,000		53,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Other equity instruments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	2,313,000,000		1,598,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Physical commodities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	2,496,000,000		2,708,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Derivatives [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	1,353,146,000,000		1,490,017,000,000
Trading liabilities	1,311,048,000,000		1,450,343,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Interest rate
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	992,982,000,000		1,120,282,000,000
Trading liabilities	959,804,000,000		1,085,233,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Credit derivatives
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	113,891,000,000		111,827,000,000
Trading liabilities	115,076,000,000		112,545,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Foreign exchange
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	152,155,000,000		163,114,000,000
Trading liabilities	146,578,000,000		158,908,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Equity
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	41,858,000,000		38,718,000,000
Trading liabilities	38,237,000,000		39,046,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Commodity
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	52,260,000,000		56,076,000,000
Trading liabilities	51,353,000,000		54,611,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Private equity investments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total other assets	589,000,000		826,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | All other assets [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total other assets	182,000,000		192,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Federal funds sold and securities purchased under resale	0		0
Securities borrowed	0		0
Trading assets	66,967,000,000		69,196,000,000
Available-for-sale securities	15,903,000,000		14,287,000,000
Loans, at fair value	1,472,000,000		1,466,000,000
Mortgage servicing rights	12,243,000,000		13,649,000,000
Total assets measured at fair value on a recurring basis	109,056,000,000		110,639,000,000
Deposits	863,000,000		773,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements	0		0
Other borrowed funds	2,078,000,000		1,384,000,000
Trading liabilities	31,536,000,000		30,339,000,000
Accounts payable and other liabilities	73,000,000		236,000,000
Beneficial interests issued by consolidated VIEs, at fair value	430,000,000		873,000,000
Long-term debt	13,534,000,000		13,044,000,000
Total liabilities at fair value on a recurring basis	48,514,000,000		46,649,000,000
Fair value assets and liabilities measured on recurring basis - supplemental data
Investment valued at net asset value	4,500,000,000		4,200,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Total debt and equity instruments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	32,791,000,000		34,554,000,000
Trading liabilities	197,000,000		54,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Total debt instruments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	30,475,000,000		31,939,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Total mortgage-backed securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	2,871,000,000		2,930,000,000
Available-for-sale securities	244,000,000		256,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | US Government Corporations and Agencies Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	165,000,000		174,000,000
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Residential mortgage [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	863,000,000		687,000,000
Available-for-sale securities	4,000,000		5,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Commercial mortgage [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	1,843,000,000		2,069,000,000
Available-for-sale securities	240,000,000		251,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Certificates Of Deposit Bankers Acceptances Commercial Paper [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Certificates of Deposit [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Non-U.S. government debt securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	82,000,000		202,000,000
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Corporate Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	5,606,000,000		4,946,000,000
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Loans [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	11,742,000,000		13,144,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Reverse Mortgage [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	3,900,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Asset-backed securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	8,319,000,000		8,460,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Collateralized Credit Card Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Collateralized loan obligations
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	15,133,000,000		13,470,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Other, Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	269,000,000		305,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Equity securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	1,408,000,000		1,685,000,000
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Other equity instruments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	908,000,000		930,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Physical commodities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Interest rate
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	5,901,000,000		5,422,000,000
Trading liabilities	2,784,000,000		2,586,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | U.S. Treasury and government agencies [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Obligations of U.S. states and municipalities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	1,855,000,000		2,257,000,000
Available-for-sale securities	257,000,000		256,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Derivatives [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	34,176,000,000		34,642,000,000
Trading liabilities	31,339,000,000		30,285,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Credit derivatives
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	15,131,000,000		17,902,000,000
Trading liabilities	10,398,000,000		12,516,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Foreign exchange
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	4,624,000,000		4,236,000,000
Trading liabilities	5,160,000,000		4,850,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Equity
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	5,151,000,000		4,885,000,000
Trading liabilities	8,354,000,000		7,331,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Commodity
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	3,369,000,000		2,197,000,000
Trading liabilities	4,643,000,000		3,002,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Private equity investments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total other assets	8,022,000,000		7,862,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | All other assets [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total other assets	4,449,000,000		4,179,000,000
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Federal funds sold and securities purchased under resale	0		0
Securities borrowed	0		0
Trading assets	(1,314,989,000,000)		(1,448,931,000,000)
Available-for-sale securities	0		0
Loans, at fair value	0		0
Mortgage servicing rights	0		0
Total assets measured at fair value on a recurring basis	(1,314,989,000,000)		(1,448,931,000,000)
Deposits	0		0
Federal funds purchased and securities loaned or sold under repurchase agreements	0		0
Other borrowed funds	0		0
Trading liabilities	(1,283,608,000,000)		(1,415,890,000,000)
Accounts payable and other liabilities	0		0
Beneficial interests issued by consolidated VIEs, at fair value	0		0
Long-term debt	0		0
Total liabilities at fair value on a recurring basis	(1,283,608,000,000)		(1,415,890,000,000)
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Total debt and equity instruments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Trading liabilities	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Total debt instruments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Total mortgage-backed securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | US Government Corporations and Agencies Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Residential mortgage [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Commercial mortgage [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | U.S. Treasury and government agencies [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Obligations of U.S. states and municipalities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Certificates Of Deposit Bankers Acceptances Commercial Paper [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Certificates of Deposit [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Non-U.S. government debt securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Corporate Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Loans [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Asset-backed securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Collateralized Credit Card Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Collateralized loan obligations
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Other, Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Equity securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Other equity instruments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Physical commodities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Derivatives [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	(1,314,989,000,000)		(1,448,931,000,000)
Trading liabilities	(1,283,608,000,000)		(1,415,890,000,000)
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Interest rate
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	(966,993,000,000)		(1,095,427,000,000)
Trading liabilities	(946,265,000,000)		(1,070,057,000,000)
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Credit derivatives
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	(122,824,000,000)		(122,004,000,000)
Trading liabilities	(120,596,000,000)		(119,923,000,000)
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Foreign exchange
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	(138,462,000,000)		(142,613,000,000)
Trading liabilities	(134,260,000,000)		(139,715,000,000)
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Equity
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	(39,970,000,000)		(39,429,000,000)
Trading liabilities	(35,212,000,000)		(35,949,000,000)
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Commodity
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	(46,740,000,000)		(49,458,000,000)
Trading liabilities	(47,275,000,000)		(50,246,000,000)
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Private equity investments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total other assets	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | All other assets [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total other assets	0		0
Fair Value, Measurements, Recurring [Member] | Total debt and equity instruments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	381,339,000,000		409,411,000,000
Trading liabilities	84,865,000,000		76,947,000,000
Fair Value, Measurements, Recurring [Member] | Total debt instruments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	243,142,000,000		256,610,000,000
Fair Value, Measurements, Recurring [Member] | Total mortgage-backed securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	37,098,000,000		54,381,000,000
Available-for-sale securities	183,006,000,000		174,855,000,000
Fair Value, Measurements, Recurring [Member] | US Government Corporations and Agencies Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	30,902,000,000		47,725,000,000
Available-for-sale securities	118,901,000,000		120,226,000,000
Fair Value, Measurements, Recurring [Member] | Residential mortgage [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	3,472,000,000		3,494,000,000
Available-for-sale securities	58,933,000,000		48,975,000,000
Fair Value, Measurements, Recurring [Member] | Commercial mortgage [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	2,724,000,000		3,162,000,000
Available-for-sale securities	5,172,000,000		5,654,000,000
Fair Value, Measurements, Recurring [Member] | U.S. Treasury and government agencies [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	23,689,000,000		21,889,000,000
Available-for-sale securities	5,287,000,000		11,348,000,000
Fair Value, Measurements, Recurring [Member] | Obligations of U.S. states and municipalities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	8,620,000,000		13,972,000,000
Available-for-sale securities	11,578,000,000		11,559,000,000
Fair Value, Measurements, Recurring [Member] | Certificates Of Deposit Bankers Acceptances Commercial Paper [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	2,983,000,000		3,248,000,000
Fair Value, Measurements, Recurring [Member] | Certificates of Deposit [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	4,861,000,000		3,647,000,000
Fair Value, Measurements, Recurring [Member] | Non-U.S. government debt securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	75,520,000,000		69,811,000,000
Available-for-sale securities	30,816,000,000		20,777,000,000
Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	47,011,000,000		47,226,000,000
Available-for-sale securities	55,806,000,000		61,793,000,000
Fair Value, Measurements, Recurring [Member] | Loans [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	36,355,000,000		34,880,000,000
Fair Value, Measurements, Recurring [Member] | Asset-backed securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	11,866,000,000		11,203,000,000
Fair Value, Measurements, Recurring [Member] | Collateralized Credit Card Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	5,401,000,000		7,608,000,000
Fair Value, Measurements, Recurring [Member] | Collateralized loan obligations
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	15,251,000,000		13,598,000,000
Fair Value, Measurements, Recurring [Member] | Other, Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	9,485,000,000		9,082,000,000
Fair Value, Measurements, Recurring [Member] | Equity securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	113,921,000,000		129,238,000,000
Available-for-sale securities	3,235,000,000		2,051,000,000
Fair Value, Measurements, Recurring [Member] | Other equity instruments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	3,221,000,000		2,528,000,000
Fair Value, Measurements, Recurring [Member] | Physical commodities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	21,055,000,000		21,035,000,000
Fair Value, Measurements, Recurring [Member] | Derivatives [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	77,383,000,000		80,481,000,000
Trading liabilities	63,668,000,000		69,219,000,000
Fair Value, Measurements, Recurring [Member] | Interest rate
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	32,911,000,000		32,555,000,000
Trading liabilities	17,306,000,000		20,387,000,000
Fair Value, Measurements, Recurring [Member] | Credit derivatives
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	6,198,000,000		7,725,000,000
Trading liabilities	4,878,000,000		5,138,000,000
Fair Value, Measurements, Recurring [Member] | Foreign exchange
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	19,898,000,000		25,858,000,000
Trading liabilities	19,015,000,000		25,015,000,000
Fair Value, Measurements, Recurring [Member] | Equity
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	7,084,000,000		4,204,000,000
Trading liabilities	11,430,000,000		10,450,000,000
Fair Value, Measurements, Recurring [Member] | Commodity
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	11,292,000,000		10,139,000,000
Trading liabilities	11,039,000,000		8,229,000,000
Fair Value, Measurements, Recurring [Member] | Private equity investments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total other assets	8,692,000,000		8,737,000,000
Fair Value, Measurements, Recurring [Member] | All other assets [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total other assets	9,731,000,000		9,464,000,000
Residential Mortgage [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	20,100,000,000		22,700,000,000
Reverse Mortgage [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets			4,000,000,000
Residential Conforming Mortgage Intended for Sale to Government Agency [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	$ 11,900,000,000		$ 13,100,000,000

Fair Value Measurement - Changes in Level 3 Measurements (Details 1) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2011 Total debt and equity instruments [Member]	Jun. 30, 2010 Total debt and equity instruments [Member]	Jun. 30, 2011 Total debt and equity instruments [Member]	Jun. 30, 2010 Total debt and equity instruments [Member]	Jun. 30, 2011 Trading liabilities - Debt and equity instruments [Member]	Jun. 30, 2010 Trading liabilities - Debt and equity instruments [Member]	Jun. 30, 2011 Trading liabilities - Debt and equity instruments [Member]	Jun. 30, 2010 Trading liabilities - Debt and equity instruments [Member]	Jun. 30, 2011 Total debt instruments [Member]	Jun. 30, 2010 Total debt instruments [Member]	Jun. 30, 2011 Total debt instruments [Member]	Jun. 30, 2010 Total debt instruments [Member]	Jun. 30, 2011 Total mortgage-backed securities [Member]	Jun. 30, 2010 Total mortgage-backed securities [Member]	Jun. 30, 2011 Total mortgage-backed securities [Member]	Jun. 30, 2010 Total mortgage-backed securities [Member]	Jun. 30, 2011 U.S. government agencies [Member]	Jun. 30, 2010 U.S. government agencies [Member]	Jun. 30, 2011 U.S. government agencies [Member]	Jun. 30, 2010 U.S. government agencies [Member]	Jun. 30, 2011 Residential - nonagency [Member]	Jun. 30, 2010 Residential - nonagency [Member]	Jun. 30, 2011 Residential - nonagency [Member]	Jun. 30, 2010 Residential - nonagency [Member]	Jun. 30, 2011 Commercial - nonagency [Member]	Jun. 30, 2010 Commercial - nonagency [Member]	Jun. 30, 2011 Commercial - nonagency [Member]	Jun. 30, 2010 Commercial - nonagency [Member]	Jun. 30, 2011 Obligations of U.S. states and municipalities [Member]	Jun. 30, 2010 Obligations of U.S. states and municipalities [Member]	Jun. 30, 2011 Obligations of U.S. states and municipalities [Member]	Jun. 30, 2010 Obligations of U.S. states and municipalities [Member]	Jun. 30, 2011 Non-U.S. government debt securities [Member]	Jun. 30, 2010 Non-U.S. government debt securities [Member]	Jun. 30, 2011 Non-U.S. government debt securities [Member]	Jun. 30, 2010 Non-U.S. government debt securities [Member]	Jun. 30, 2011 Corporate debt securities [Member]	Jun. 30, 2010 Corporate debt securities [Member]	Jun. 30, 2011 Corporate debt securities [Member]	Jun. 30, 2010 Corporate debt securities [Member]	Jun. 30, 2011 Loans [Member]	Jun. 30, 2010 Loans [Member]	Jun. 30, 2011 Loans [Member]	Jun. 30, 2010 Loans [Member]	Jun. 30, 2011 Asset-backed securities [Member]	Jun. 30, 2010 Asset-backed securities [Member]	Jun. 30, 2011 Asset-backed securities [Member]	Jun. 30, 2010 Asset-backed securities [Member]	Jun. 30, 2011 Equity securities [Member]	Jun. 30, 2010 Equity securities [Member]	Jun. 30, 2011 Equity securities [Member]	Jun. 30, 2010 Equity securities [Member]	Jun. 30, 2011 Other equity instruments [Member]	Jun. 30, 2010 Other equity instruments [Member]	Jun. 30, 2011 Other equity instruments [Member]	Jun. 30, 2010 Other equity instruments [Member]	Jun. 30, 2011 Total net derivative receivables [Member]	Jun. 30, 2010 Total net derivative receivables [Member]	Jun. 30, 2011 Total net derivative receivables [Member]	Jun. 30, 2010 Total net derivative receivables [Member]	Jun. 30, 2011 Interest rate	Jun. 30, 2010 Interest rate	Jun. 30, 2011 Interest rate	Jun. 30, 2010 Interest rate	Jun. 30, 2011 Credit derivatives	Jun. 30, 2010 Credit derivatives	Jun. 30, 2011 Credit derivatives	Jun. 30, 2010 Credit derivatives	Jun. 30, 2011 Foreign exchange	Jun. 30, 2010 Foreign exchange	Jun. 30, 2011 Foreign exchange	Jun. 30, 2010 Foreign exchange	Jun. 30, 2011 Equity Contract [Member]	Jun. 30, 2010 Equity Contract [Member]	Jun. 30, 2011 Equity Contract [Member]	Jun. 30, 2010 Equity Contract [Member]	Jun. 30, 2011 Commodity	Jun. 30, 2010 Commodity	Jun. 30, 2011 Commodity	Jun. 30, 2010 Commodity	Jun. 30, 2011 Available-for-sale Securities [Member]	Jun. 30, 2010 Available-for-sale Securities [Member]	Jun. 30, 2011 Available-for-sale Securities [Member]	Jun. 30, 2010 Available-for-sale Securities [Member]	Jun. 30, 2011 Asset backed security [Member]	Jun. 30, 2010 Asset backed security [Member]	Jun. 30, 2011 Asset backed security [Member]	Jun. 30, 2010 Asset backed security [Member]	Jun. 30, 2011 Other available-for-sale securities [Member]	Jun. 30, 2010 Other available-for-sale securities [Member]	Jun. 30, 2011 Other available-for-sale securities [Member]	Jun. 30, 2010 Other available-for-sale securities [Member]	Jun. 30, 2011 Loans [Member]	Jun. 30, 2010 Loans [Member]	Jun. 30, 2011 Loans [Member]	Jun. 30, 2010 Loans [Member]	Jun. 30, 2011 Mortgage servicing rights [Member]	Jun. 30, 2010 Mortgage servicing rights [Member]	Jun. 30, 2011 Mortgage servicing rights [Member]	Jun. 30, 2010 Mortgage servicing rights [Member]	Jun. 30, 2011 Private equity investments [Member]	Jun. 30, 2010 Private equity investments [Member]	Jun. 30, 2011 Private equity investments [Member]	Jun. 30, 2010 Private equity investments [Member]	Jun. 30, 2011 All other assets [Member]	Jun. 30, 2010 All other assets [Member]	Jun. 30, 2011 All other assets [Member]	Jun. 30, 2010 All other assets [Member]	Jun. 30, 2011 Deposits [Member]	Jun. 30, 2010 Deposits [Member]	Jun. 30, 2011 Deposits [Member]	Jun. 30, 2010 Deposits [Member]	Jun. 30, 2011 Other borrowed funds [Member]	Jun. 30, 2010 Other borrowed funds [Member]	Jun. 30, 2011 Other borrowed funds [Member]	Jun. 30, 2010 Other borrowed funds [Member]	Jun. 30, 2011 Accounts payable and other liabilities [Member]	Jun. 30, 2010 Accounts payable and other liabilities [Member]	Jun. 30, 2011 Accounts payable and other liabilities [Member]	Jun. 30, 2010 Accounts payable and other liabilities [Member]	Jun. 30, 2011 Beneficial interests issued by consolidated VIEs [Member]	Jun. 30, 2010 Beneficial interests issued by consolidated VIEs [Member]	Jun. 30, 2011 Beneficial interests issued by consolidated VIEs [Member]	Jun. 30, 2010 Beneficial interests issued by consolidated VIEs [Member]	Jun. 30, 2011 Long-term debt [Member]	Jun. 30, 2010 Long-term debt [Member]	Jun. 30, 2011 Long-term debt [Member]	Jun. 30, 2010 Long-term debt [Member]
Assets
Fair Value, Beginning balance			$ 34,248	$ 36,935	$ 34,554	$ 35,681					$ 31,938	$ 34,218	$ 31,939	$ 32,284	$ 2,858	$ 2,729	$ 2,930	$ 3,145	$ 191	$ 215	$ 174	$ 260	$ 782	$ 841	$ 687	$ 1,115	$ 1,885	$ 1,673	$ 2,069	$ 1,770	$ 1,971	$ 1,975	$ 2,257	$ 1,971	$ 113	$ 118	$ 202	$ 89	$ 5,623	$ 4,947	$ 4,946	$ 5,241	$ 12,490	$ 15,776	$ 13,144	$ 13,218	$ 8,883	$ 8,673	$ 8,460	$ 8,620	$ 1,367	$ 1,716	$ 1,685	$ 1,956	$ 943	$ 1,001	$ 930	$ 1,441	$ 3,137	$ 9,831	$ 4,357	$ 10,837	$ 2,470	$ 2,464	$ 2,836	$ 2,040	$ 4,373	$ 9,186	$ 5,386	$ 10,350	$ 2	$ 329	$ (614)	$ 1,082	$ (2,843)	$ (1,867)	$ (2,446)	$ (2,306)	$ (865)	$ (281)	$ (805)	$ (329)	$ 15,525	$ 12,934	$ 14,287	$ 13,193	$ 15,016	$ 12,571	$ 13,775	$ 12,732	$ 509	$ 363	$ 512	$ 461	$ 1,371	$ 1,140	$ 1,466	$ 990	$ 13,093	$ 15,531	$ 13,649	$ 15,531	$ 8,853	$ 6,385	$ 7,862	$ 6,563	$ 4,560	$ 4,352	$ 4,179	$ 9,521
Total realized/ unrealized gains/(losses)			721	6	1,482	(473)					555	(65)	1,211	(610)	99	160	203	217	12	19	29	24	56	61	127	77	31	80	47	116	14	15	0	(27)	1	(18)	4	(22)	23	(53)	55	(331)	190	41	321	(290)	228	(210)	628	(157)	170	101	240	81	(4)	(30)	31	56	702	1,986	1,203	1,209	1,407	1,021	1,926	1,441	301	2,003	(552)	1,399	(543)	(513)	(482)	(893)	(157)	(284)	22	(86)	(306)	(241)	289	(652)	95	(29)	582	(172)	103	(39)	581	(105)	(8)	10	1	(67)	140	(12)	260	(11)	(960)	(3,584)	(1,711)	(3,680)	777	(12)	1,682	136	(29)	(40)	31	(58)
Purchases			5,313		10,030						5,238		9,913		472		1,098		7		28		246		505		219		565		272		556		113		243		1,800		3,429		1,726		2,614		855		1,973		61		98		14		19		498		833		217		345		1		2		91		116		140		235		49		135		851		1,960		851		1,960		0		0		41		125		591		1,349		469		797		300		709
Sales			(6,021)		(10,621)						(5,885)		(10,410)		(383)		(1,054)		(18)		(39)		(103)		(271)		(262)		(744)		(414)		(969)		(111)		(254)		(1,820)		(2,895)		(1,753)		(2,777)		(1,404)		(2,461)		(125)		(199)		(11)		(12)		(314)		(794)		(36)		(119)		(3)		(3)		(3)		(3)		(242)		(572)		(30)		(97)		(22)		(29)		(22)		(26)		0		(3)		0		0		0		0		(1,906)		(2,045)		0		(3)
Issuances			0		0						0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0
Settlements			(1,006)		(2,291)						(926)		(1,855)		(114)		(245)		(27)		(27)		(57)		(124)		(30)		(94)		0		(1)		(34)		(39)		(111)		(117)		(424)		(1,153)		(243)		(300)		(46)		(376)		(34)		(60)		(1,170)		(2,602)		(988)		(1,903)		65		(81)		(20)		462		(110)		(539)		(117)		(541)		(546)		(897)		(546)		(888)		0		(9)		(80)		(363)		(481)		(1,044)		(171)		(274)		(352)		(438)
Purchases, issuances, settlements, net				(1,006)		228						(956)		1,114		(102)		(589)		(55)		(105)		(36)		(340)		(11)		(144)		18		(78)		14		47		(177)		(467)		(943)		2,043		234		158		1		(231)		(51)		(655)		(1,574)		(1,904)		(534)		(575)		(1,410)		(1,961)		236		156		64		4		70		472		(265)		(382)		(198)		(293)		(67)		(89)		(79)		78		(94)		2		992		931		80		(5,060)
Transfers into and/or out of level 3			(464)	(275)	(363)	224					(445)	(279)	(323)	130	(61)	(68)	(61)	(54)	0	(3)	0	(3)	(61)	(62)	(61)	(48)	0	(3)	0	(3)	12	0	12	142	0	0	(74)	0	91	(166)	188	108	(487)	15	(407)	(82)	0	(60)	19	16	(19)	4	(40)	16	0	0	0	78	(16)	65	(160)	166	47	96	32	141	(4)	7	(19)	(2)	(63)	(1)	(15)	(294)	9	(72)	97	229	(5)	35	(255)	92	0	104	0	105	0	0	0	0	0	104	0	105	0	16	(16)	8	0	0	0	0	0	(119)	0	(384)	(30)	(84)	(29)	(95)
Fair Value, Ending Balance			32,791	35,660	32,791	35,660					30,475	32,918	30,475	32,918	2,871	2,719	2,871	2,719	165	176	165	176	863	804	863	804	1,843	1,739	1,843	1,739	1,855	2,008	1,855	2,008	82	114	82	114	5,606	4,551	5,606	4,551	11,742	14,889	11,742	14,889	8,319	8,637	8,319	8,637	1,408	1,822	1,408	1,822	908	920	908	920	2,837	10,308	2,837	10,308	3,117	3,047	3,117	3,047	4,733	9,786	4,733	9,786	(536)	51	(536)	51	(3,203)	(2,159)	(3,203)	(2,159)	(1,274)	(417)	(1,274)	(417)	15,903	12,744	15,903	12,744	15,402	12,334	15,402	12,334	501	410	501	410	1,472	1,065	1,472	1,065	12,243	11,853	12,243	11,853	8,022	7,246	8,022	7,246	4,449	4,308	4,449	4,308
Change in unrealized gains/(losses) related to financial instruments			443	52	931	(328)					290	(82)	515	(592)	20	122	33	64	(11)	0	(12)	(10)	10	56	39	44	21	66	6	30	18	1	(8)	(42)	1	(18)	6	51	39	(34)	58	(5)	145	49	79	(358)	67	(202)	347	(302)	158	154	380	213	(5)	(20)	36	51	413	2,397	(199)	1,272	720	911	729	671	622	2,349	(367)	1,669	(563)	(452)	(530)	(861)	(13)	(123)	49	60	(353)	(288)	(80)	(267)	105	(53)	588	(191)	103	(51)	579	(96)	2	(2)	9	(95)	126	(32)	234	(48)	(960)	(3,584)	(1,711)	(3,680)	380	(19)	722	11	(29)	(20)	31	(111)
Liabilities
Beginning balance							173	32	54	10																																																																																																					754	440	773	476	1,844	452	1,384	542	146	328	236	355	588	1,817	873	625	13,027	17,518	13,044	18,287
Total realized/unrealized (gains)/losses							(5)	(2)	(5)	(4)																																																																																																					3	(15)	(8)	(5)	5	48	(26)	100	(26)	17	(63)	40	31	26	25	33	395	632	457	1,035
Purchases							(133)		(133)																																																																																																						0		0		0		0		0		0		0		0		0		0
Sales							158		277																																																																																																						0		0		0		0		0		0		0		0		0		0
Issuances							0		0																																																																																																						157		216		326		903		0		0		103		114		603		1,256
Settlements							0		0																																																																																																						(51)		(117)		(97)		(185)		(47)		(100)		(292)		(582)		(491)		(1,462)
Purchases, issuances, settlements, net								(30)		(33)																																																																																																						95		94		(103)		92		138		134		(399)		800		(1,219)		(1,887)
Transfers into and/or out of level 3							4	0	4	23																																																																																																					0	334	(1)	309	0	(10)	2	(243)	0	0	0	0	0	0	0	0	0	95	239	397
Ending balance							197	4	197	4																																																																																																					863	884	863	884	2,078	291	2,078	291	73	449	73	449	430	1,392	430	1,392	13,534	15,762	13,534	15,762
Change in unrealized (gains)/losses related to financial instruments							$ (1)	$ 0	$ 1	$ 1																																																																																																					$ 4	$ 10	$ 0	$ (32)	$ 5	$ (37)	$ (4)	$ (110)	$ 1	$ (5)	$ 3	$ (13)	$ 6	$ (68)	$ (34)	$ (105)	$ 332	$ (365)	$ 238	$ (513)
Level 3 liabilities as a percentage of total firm liabilities, at fair value	23.00%	23.00%

Fair Value Measurement - Supplemental Caption Data (Details 1a) (Available-for-sale Securities [Member], USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Available-for-sale Securities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Realized gains and losses recorded in income on AFS securities	$ 103	$ 13	$ 434	$ (65)
Unrealized gains and losses on AFS securities	$ (8)	$ (42)	$ 148	$ (107)

Fair Value Measurement - Nonrecurring Basis (Details 2) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Fair value adjustments associated with unfunded held-for-sale lending-related commitments within the leveraged lending portfolio	$ 529	$ 517
Total other assets [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Total other assets	349	391
Total other assets [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 1 [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Total other assets	0	0
Total other assets [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Total other assets	61	78
Total other assets [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Total other assets	288	313
Other real estate owned [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Total other assets	342	389
Other real estate owned [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 1 [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Total other assets	0	0
Other real estate owned [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Total other assets	61	78
Other real estate owned [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Total other assets	281	311
Other assets [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Total other assets	7	2
Other assets [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 1 [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Total other assets	0	0
Other assets [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Total other assets	0	0
Other assets [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Total other assets	7	2
Fair Value, Measurements, Nonrecurring [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Loans retained	2,865	5,997
Loans held-for-sale	683	3,512
Total loans	3,548	9,509
Total assets at fair value on a nonrecurring basis	3,897	9,900
Accounts payable and other liabilities	25	71
Total liabilities at fair value on a nonrecurring basis	25	71
Fair Value, Measurements, Nonrecurring [Member] | Level 1 [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Loans retained	0	0
Loans held-for-sale	0	0
Total loans	0	0
Total assets at fair value on a nonrecurring basis	0	0
Accounts payable and other liabilities	0	0
Total liabilities at fair value on a nonrecurring basis	0	0
Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Loans retained	2,634	5,484
Loans held-for-sale	480	312
Total loans	3,114	5,796
Total assets at fair value on a nonrecurring basis	3,175	5,874
Accounts payable and other liabilities	11	53
Total liabilities at fair value on a nonrecurring basis	11	53
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Loans retained	231	513
Loans held-for-sale	203	3,200
Total loans	434	3,713
Total assets at fair value on a nonrecurring basis	722	4,026
Accounts payable and other liabilities	14	18
Total liabilities at fair value on a nonrecurring basis	$ 14	$ 18

Fair Value Measurement - Nonrecurring Fair Value Changes (Details 3) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Nonrecurring fair value changes
Nonrecurring fair value gains/(losses)	$ (748)	$ (1,101)	$ (1,280)	$ (2,043)
Loans Retained [Member]
Nonrecurring fair value changes
Nonrecurring fair value gains/(losses)	(709)	(1,109)	(1,272)	(2,142)
Loans Held-For-Sale [Member]
Nonrecurring fair value changes
Nonrecurring fair value gains/(losses)	13	(3)	38	65
Loans Receivable [Member]
Nonrecurring fair value changes
Nonrecurring fair value gains/(losses)	(696)	(1,112)	(1,234)	(2,077)
Other Assets [Member]
Nonrecurring fair value changes
Nonrecurring fair value gains/(losses)	(48)	11	(47)	29
Accounts payable and other liabilities [Member]
Nonrecurring fair value changes
Nonrecurring fair value gains/(losses)	$ (4)	$ 0	$ 1	$ 5

Fair Value Measurement - Level 3 Analysis (Details 4) (USD $)	3 Months Ended			6 Months Ended			3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended																																						3 Months Ended	6 Months Ended		6 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2011 Derivative Receivables Net Of Payables [ Member]	Jun. 30, 2010 Derivative Receivables Net Of Payables [ Member]	Jun. 30, 2011 Derivative Receivables Net Of Payables [ Member]	Jun. 30, 2010 Derivative Receivables Net Of Payables [ Member]	Jun. 30, 2011 Level 3 [Member] Servicing Contracts [Member]	Jun. 30, 2011 Servicing Contracts [Member]	Jun. 30, 2010 Servicing Contracts [Member]	Jun. 30, 2011 Servicing Contracts [Member]	Jun. 30, 2010 Servicing Contracts [Member]	Jun. 30, 2011 Private Equity Funds [Member]	Jun. 30, 2010 Private Equity Funds [Member]	Jun. 30, 2011 Private Equity Funds [Member]	Jun. 30, 2010 Private Equity Funds [Member]	Jun. 30, 2011 Long-term Debt [Member]	Jun. 30, 2010 Long-term Debt [Member]	Jun. 30, 2011 Long-term Debt [Member]	Jun. 30, 2010 Long-term Debt [Member]	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Collateralized Loan Obligations [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Collateralized Loan Obligations [Member]	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member] Collateralized Loan Obligations [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Collateralized Loan Obligations [Member]	Jun. 30, 2011 Collateralized Loan Obligations [Member]	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member]	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member] Level 3 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Level 3 [Member]	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Loans Receivable [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Loans Receivable [Member]	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Reverse Mortgage [Member]	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Interest Rate Contract [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Interest Rate Contract [Member]	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Structured Credit Derivatives [Member]	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Credit Default Swap [Member]	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Derivatives including: interest rate, credit, foreign exchange, equity and commodity contracts	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Derivatives including: interest rate, credit, foreign exchange, equity and commodity contracts	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Credit derivatives	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Credit derivatives	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Foreign Exchange Contract [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Foreign Exchange Contract [Member]	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Equity Contract [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Equity Contract [Member]	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member] Loans Receivable [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Loans Receivable [Member]	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member] Derivatives including: interest rate, credit, foreign exchange, equity and commodity contracts	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Derivatives including: interest rate, credit, foreign exchange, equity and commodity contracts	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member] Interest Rate Contract [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Interest Rate Contract [Member]	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member] Credit derivatives	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Credit derivatives	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member] Foreign Exchange Contract [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Foreign Exchange Contract [Member]	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member] Equity Contract [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Equity Contract [Member]	Jun. 30, 2011 Fair Value, Measurements, Nonrecurring [Member] Level 3 [Member] Loans Held-For-Sale [Member]	Jun. 30, 2011 Fair Value, Measurements, Nonrecurring [Member] Level 3 [Member] Loans Held-For-Sale [Member]	Dec. 31, 2010 Reverse Mortgage [Member]	Jun. 30, 2011 Trading assets Level 3 [Member] Loans Receivable [Member]	Jun. 30, 2011 Level 3 [Member] Residential and Commercial Mortgage Loans [Member]	Jun. 30, 2011 Level 3 [Member] Asset backed Security Available for Sale [Member]	Jun. 30, 2011 Level 3 [Member]
Level 3 Analysis - Supplemental Data [Abstract]
Available-for-sale securities																			$ 15,133,000,000	$ 13,470,000,000	$ 15,251,000,000	$ 13,598,000,000				$ 15,903,000,000	$ 14,287,000,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Credit Enhancement Percentage																							30.00%
Trading assets																								458,722,000,000	489,892,000,000	66,967,000,000	69,196,000,000	11,742,000,000	13,144,000,000	3,900,000,000	5,901,000,000	5,422,000,000	9,900,000,000	3,300,000,000	34,176,000,000	34,642,000,000	15,131,000,000	17,902,000,000	4,624,000,000	4,236,000,000	5,151,000,000	4,885,000,000	36,355,000,000	34,880,000,000	77,383,000,000	80,481,000,000	32,911,000,000	32,555,000,000	6,198,000,000	7,725,000,000	19,898,000,000	25,858,000,000	7,084,000,000	4,204,000,000			4,000,000,000		5,700,000,000
Percentage of level 3 assets in total Firm assets	5.00%
Fair value of assets																																																													109,800,000,000
Increase (decrease) in level 3 assets	(6,300,000,000)					(1,400,000,000)																																																	(4,400,000,000)	(3,000,000,000)		(1,400,000,000)		1,600,000,000	(4,900,000,000)
Gains (losses) on level 3 assets		702,000,000	1,986,000,000	1,203,000,000	1,209,000,000		(960,000,000)	(3,584,000,000)	(1,711,000,000)	(3,680,000,000)	777,000,000	(12,000,000)	1,682,000,000	136,000,000
Gains related to long-term structured note liabilities															$ 395,000,000	$ 632,000,000	$ 457,000,000	$ 1,035,000,000

Fair Value Measurement - Credit Adjustments Reflected on Balance Sheet (Details 5) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Credit adjustments [Abstract]
Derivative receivables balance	$ 77,383	$ 80,481
Derivatives CVA	(4,075)	(4,362)
Derivative payables	63,668	69,219
Derivatives DVA	(836)	(882)
Structured notes balance	55,005	53,139
Structured notes DVA	$ (1,318)	$ (1,153)

Fair Value Measurement - Impact of Credit Adjustments (Details 6) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Impact of credit adjustments on earnings [Abstract]
Derivatives CVA	$ (248)	$ (1,070)	$ 287	$ (914)
Derivatives DVA	23	397	(46)	291
Structured notes DVA	$ 142	$ 588	$ 165	$ 696

Fair Value Measurement - Carrying Value and Estimated Fair Value (Details 7) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2009
Financial assets
Federal funds sold and securities purchased under resale agreements (included $21,297 and $20,299 at fair value)	$ 213,362,000,000		$ 213,362,000,000			$ 222,554,000,000
Mortgage servicing rights at fair value	12,243,000,000	11,853,000,000	12,243,000,000	11,853,000,000	13,093,000,000	13,649,000,000	15,531,000,000	15,531,000,000
Financial liabilities
Net appreciation	(2,200,000,000)		(2,200,000,000)			300,000,000
Long-term advances from Federal Home Loan Banks						23,000,000,000
Asset and Liability Parenthetical Fair Values [Abstract]
Federal funds sold and securities purchased under resale agreements (included $21,297 and $20,299 at fair value)	213,362,000,000		213,362,000,000			222,554,000,000
Securities borrowed (included $14,833 and $13,961 at fair value)	121,493,000,000		121,493,000,000			123,587,000,000
Other assets (included $18,423 and $18,201 at fair value and assets pledged of $1,597 and $1,485)	108,109,000,000		108,109,000,000			105,291,000,000
Deposits	1,048,685,000,000		1,048,685,000,000			930,369,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6,588 and $4,060 at fair value)	254,124,000,000		254,124,000,000			276,644,000,000
Federal Home Loan Bank Advances And Other Short Term Borrowings	30,208,000,000		30,208,000,000			34,325,000,000
Beneficial Interest Liability	67,457,000,000		67,457,000,000			77,649,000,000
Trading assets and liabilities average balances Abstract
Trading assets - debt and equity instruments	422,715,000,000	340,612,000,000	420,103,000,000	336,212,000,000
Trading assets - derivative receivables	82,860,000,000	79,409,000,000	84,141,000,000	79,048,000,000
Trading liabilities - debt and equity instruments	84,250,000,000	77,492,000,000	83,588,000,000	74,205,000,000
Trading liabilities - derivative payables	66,009,000,000	62,547,000,000	68,634,000,000	60,809,000,000
Fair Value, Measurements, Recurring [Member] | Other Assets [Member] | Fair value
Asset and Liability Parenthetical Fair Values [Abstract]
Other assets (included $18,423 and $18,201 at fair value and assets pledged of $1,597 and $1,485)	18,423,000,000		18,423,000,000			18,201,000,000
Fair Value, Measurements, Recurring [Member] | Fair value
Financial assets
Federal funds sold and securities purchased under resale agreements (included $21,297 and $20,299 at fair value)	21,297,000,000		21,297,000,000			20,299,000,000
Loans (included $1.8 and $2.0 at fair value)	2,007,000,000		2,007,000,000			1,976,000,000
Asset and Liability Parenthetical Fair Values [Abstract]
Federal funds sold and securities purchased under resale agreements (included $21,297 and $20,299 at fair value)	21,297,000,000		21,297,000,000			20,299,000,000
Securities borrowed (included $14,833 and $13,961 at fair value)	14,833,000,000		14,833,000,000			13,961,000,000
Securities, measured at fair value	324,726,000,000		324,726,000,000			316,318,000,000
Loans Receivable, Fair Value Disclosure	2,007,000,000		2,007,000,000			1,976,000,000
Deposits	4,788,000,000		4,788,000,000			4,369,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6,588 and $4,060 at fair value)	6,588,000,000		6,588,000,000			4,060,000,000
Federal Home Loan Bank Advances And Other Short Term Borrowings	11,701,000,000		11,701,000,000			9,931,000,000
Accounts Payable and Other Liabilities	73,000,000		73,000,000			236,000,000
Beneficial Interest Liability	911,000,000		911,000,000			1,495,000,000
Long Term Debt Borrowings	38,516,000,000		38,516,000,000			38,839,000,000
Contractual principal outstanding
Financial assets
Assets for which fair value approximates carrying value	200,300,000,000		200,300,000,000			49,200,000,000
Accrued interest and accounts receivable	80,300,000,000		80,300,000,000			70,100,000,000
Federal funds sold and securities purchased under resale agreements (included $21,297 and $20,299 at fair value)	213,400,000,000		213,400,000,000			222,600,000,000
Securities borrowed (included $15.3 and $14.0 at fair value)	121,500,000,000		121,500,000,000			123,600,000,000
Trading assets	458,700,000,000		458,700,000,000			489,900,000,000
Securities (included $334.8 and $316.3 at fair value)	324,700,000,000		324,700,000,000			316,300,000,000
Loans (included $1.8 and $2.0 at fair value)	661,200,000,000		661,200,000,000			660,700,000,000
Mortgage servicing rights at fair value	12,200,000,000		12,200,000,000			13,600,000,000
Other (included $19.6 and $18.2 at fair value)	69,100,000,000		69,100,000,000			64,900,000,000
Total financial assets	2,141,400,000,000		2,141,400,000,000			2,010,900,000,000
Financial liabilities
Deposits (included $4.3 and $4.4 at fair value)	1,048,700,000,000		1,048,700,000,000			930,400,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6.2 and $4.1 at fair value)	254,100,000,000		254,100,000,000			276,600,000,000
Commercial paper	51,200,000,000		51,200,000,000			35,400,000,000
Other borrowed funds (included $10.6 and $9.9 at fair value)	30,200,000,000		30,200,000,000			34,300,000,000
Trading liabilities	148,500,000,000		148,500,000,000			146,200,000,000
Accounts payable and other liabilities (included $0.1 and $0.2 at fair value)	151,600,000,000		151,600,000,000			138,200,000,000
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	67,500,000,000		67,500,000,000			77,600,000,000
Long-term debt and junior subordinated deferrable interest debentures (included $37.9 and $38.8 at fair value)	279,200,000,000		279,200,000,000			270,700,000,000
Total financial liabilities	2,031,000,000,000		2,031,000,000,000			1,909,400,000,000
Asset and Liability Parenthetical Fair Values [Abstract]
Federal funds sold and securities purchased under resale agreements (included $21,297 and $20,299 at fair value)	213,400,000,000		213,400,000,000			222,600,000,000
Loans Receivable, Fair Value Disclosure	661,200,000,000		661,200,000,000			660,700,000,000
The Carrying Value and estimated fair value of the Firm's wholesale lending- related commitments [Abstract]
Wholesale lending related commitments	600,000,000		600,000,000			700,000,000
Appreciation/(depreciation)
Financial assets
Assets for which fair value approximates carrying value	0		0			0
Accrued interest and accounts receivable	0		0			0
Federal funds sold and securities purchased under resale agreements (included $21,297 and $20,299 at fair value)	0		0			0
Securities borrowed (included $15.3 and $14.0 at fair value)	0		0			0
Trading assets	0		0			0
Securities (included $334.8 and $316.3 at fair value)	0		0			0
Loans (included $1.8 and $2.0 at fair value)	100,000,000		100,000,000			2,800,000,000
Mortgage servicing rights at fair value	0		0			0
Other (included $19.6 and $18.2 at fair value)	300,000,000		300,000,000			100,000,000
Total financial assets	400,000,000		400,000,000			2,900,000,000
Financial liabilities
Deposits (included $4.3 and $4.4 at fair value)	(800,000,000)		(800,000,000)			(1,100,000,000)
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6.2 and $4.1 at fair value)	0		0			0
Commercial paper	0		0			0
Other borrowed funds (included $10.6 and $9.9 at fair value)	0		0			0
Trading liabilities	0		0			0
Accounts payable and other liabilities (included $0.1 and $0.2 at fair value)	100,000,000		100,000,000			0
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	(400,000,000)		(400,000,000)			(300,000,000)
Long-term debt and junior subordinated deferrable interest debentures (included $37.9 and $38.8 at fair value)	(1,500,000,000)		(1,500,000,000)			(1,200,000,000)
Total financial liabilities	(2,600,000,000)		(2,600,000,000)			(2,600,000,000)
Asset and Liability Parenthetical Fair Values [Abstract]
Federal funds sold and securities purchased under resale agreements (included $21,297 and $20,299 at fair value)	0		0			0
Loans Receivable, Fair Value Disclosure	100,000,000		100,000,000			2,800,000,000
Estimate of Fair Value
Financial assets
Assets for which fair value approximates carrying value	200,300,000,000		200,300,000,000			49,200,000,000
Accrued interest and accounts receivable	80,300,000,000		80,300,000,000			70,100,000,000
Federal funds sold and securities purchased under resale agreements (included $21,297 and $20,299 at fair value)	213,400,000,000		213,400,000,000			222,600,000,000
Securities borrowed (included $15.3 and $14.0 at fair value)	121,500,000,000		121,500,000,000			123,600,000,000
Trading assets	458,700,000,000		458,700,000,000			489,900,000,000
Securities (included $334.8 and $316.3 at fair value)	324,700,000,000		324,700,000,000			316,300,000,000
Loans (included $1.8 and $2.0 at fair value)	661,300,000,000		661,300,000,000			663,500,000,000
Mortgage servicing rights at fair value	12,200,000,000		12,200,000,000			13,600,000,000
Other (included $19.6 and $18.2 at fair value)	69,400,000,000		69,400,000,000			65,000,000,000
Total financial assets	2,141,800,000,000		2,141,800,000,000			2,013,800,000,000
Financial liabilities
Deposits (included $4.3 and $4.4 at fair value)	1,049,500,000,000		1,049,500,000,000			931,500,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6.2 and $4.1 at fair value)	254,100,000,000		254,100,000,000			276,600,000,000
Commercial paper	51,200,000,000		51,200,000,000			35,400,000,000
Other borrowed funds (included $10.6 and $9.9 at fair value)	30,200,000,000		30,200,000,000			34,300,000,000
Trading liabilities	148,500,000,000		148,500,000,000			146,200,000,000
Accounts payable and other liabilities (included $0.1 and $0.2 at fair value)	151,500,000,000		151,500,000,000			138,200,000,000
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	67,900,000,000		67,900,000,000			77,900,000,000
Long-term debt and junior subordinated deferrable interest debentures (included $37.9 and $38.8 at fair value)	280,700,000,000		280,700,000,000			271,900,000,000
Total financial liabilities	2,033,600,000,000		2,033,600,000,000			1,912,000,000,000
Asset and Liability Parenthetical Fair Values [Abstract]
Federal funds sold and securities purchased under resale agreements (included $21,297 and $20,299 at fair value)	213,400,000,000		213,400,000,000			222,600,000,000
Loans Receivable, Fair Value Disclosure	661,300,000,000		661,300,000,000			663,500,000,000
The Carrying Value and estimated fair value of the Firm's wholesale lending- related commitments [Abstract]
Wholesale lending related commitments	1,500,000,000		1,500,000,000			900,000,000
Fair Value, Measurements, Recurring [Member]
Financial assets
Trading assets	458,722,000,000		458,722,000,000			489,892,000,000
Mortgage servicing rights at fair value	12,243,000,000		12,243,000,000			13,649,000,000
Financial liabilities
Trading liabilities	148,533,000,000		148,533,000,000			146,166,000,000
Total financial liabilities	$ 211,110,000,000		$ 211,110,000,000			$ 205,096,000,000

Fair Value Option (Details) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Changes in fair value under the fair value option election
Federal funds sold and securities purchased under resale agreements	$ 121	$ 261	$ 3	$ 280
Securities borrowed	(8)	27	1	39
Trading assets:
Debt and equity instruments, excluding loans	103	28	270	185
Loans reported as trading assets:
Changes in instrument-specific credit risk	433	417	913	820
Other changes in fair value	1,384	918	2,232	1,289
Loans:
Changes in instrument-specific credit risk	(7)	32	(13)	79
Other changes in fair value	139	(44)	282	(71)
Other assets	(42)	(49)	(42)	(102)
Deposits	(93)	(103)	(110)	(292)
Federal funds purchased and securities loaned or sold under repurchase agreements	(14)	(56)	21	(65)
Other borrowed funds	739	838	956	912
Trading liabilities	(3)	0	(6)	(3)
Beneficial interests issued by consolidated VIEs	(55)	(14)	(89)	32
Other liabilities	(2)	(5)	(7)	18
Long-term debt:
Changes in instrument-specific credit risk	145	534	199	585
Other changes in fair value	(93)	1,332	(117)	1,558
Long-term debt
Long-term debt	279,228		279,228		270,653
Fair Value Option (Numeric) [Abstract]
Changes in instrument-specific credit risk related to structured notes	142	588	165	696
Contractual principal outstanding
Loans
Nonaccrual loans	6,231		6,231		6,173
Total loans	48,725		48,725		48,159
Contractual principal outstanding | Principal Protected Debt
Long-term debt
Long-term debt	20,620		20,620		20,761
Long-term beneficial interests
Total long-term beneficial interests	0		0		49
Contractual principal outstanding | Total loans
Loans
Performing loans 90 days or more past due	0		0		0
Nonaccrual loans	889		889		927
All other performing loans	2,239		2,239		2,496
Contractual principal outstanding | Trading assets
Loans
Performing loans 90 days or more past due	0		0		0
Nonaccrual loans	5,342		5,342		5,246
All other performing loans	40,255		40,255		39,490
Fair value
Loans
Nonaccrual loans	1,482		1,482		1,371
Total loans	37,915		37,915		36,446
Long-term debt
Total long term debt	38,516		38,516		38,839
Long-term beneficial interests
Total long-term beneficial interests	911		911		1,495
Fair value | Principal Protected Debt
Long-term debt
Long-term debt	21,157		21,157		21,315
Long-term beneficial interests
Total long-term beneficial interests	0		0		49
Fair value | Non Principal Protected Debt
Long-term debt
Long-term debt	17,359		17,359		17,524
Long-term beneficial interests
Total long-term beneficial interests	911		911		1,446
Fair value | Total loans
Loans
Performing loans 90 days or more past due	0		0		0
Nonaccrual loans	72		72		132
All other performing loans	1,488		1,488		1,434
Fair value | Trading assets
Loans
Performing loans 90 days or more past due	0		0		0
Nonaccrual loans	1,410		1,410		1,239
All other performing loans	34,945		34,945		33,641
Fair value over/(under) contractual principal outstanding
Loans
Nonaccrual loans	(4,749)		(4,749)		(4,802)
Total loans	(10,810)		(10,810)		(11,713)
Fair value over/(under) contractual principal outstanding | Principal Protected Debt
Long-term debt
Long-term debt	537		537		554
Long-term beneficial interests
Total long-term beneficial interests	0		0		0
Fair value over/(under) contractual principal outstanding | Total loans
Loans
Performing loans 90 days or more past due	0		0		0
Nonaccrual loans	(817)		(817)		(795)
All other performing loans	(751)		(751)		(1,062)
Fair value over/(under) contractual principal outstanding | Trading assets
Loans
Performing loans 90 days or more past due	0		0		0
Nonaccrual loans	(3,932)		(3,932)		(4,007)
All other performing loans	(5,310)		(5,310)		(5,849)
Principal transactions
Changes in fair value under the fair value option election
Federal funds sold and securities purchased under resale agreements	121	261	3	280
Securities borrowed	(8)	27	1	39
Trading assets:
Debt and equity instruments, excluding loans	107	40	271	196
Loans reported as trading assets:
Changes in instrument-specific credit risk	429	389	909	798
Other changes in fair value	13	(299)	138	(683)
Loans:
Changes in instrument-specific credit risk	(7)	32	(13)	79
Other changes in fair value	139	(44)	282	(71)
Other assets	0	0	0	0
Deposits	(93)	(103)	(110)	(292)
Federal funds purchased and securities loaned or sold under repurchase agreements	(14)	(56)	21	(65)
Other borrowed funds	739	838	956	912
Trading liabilities	(3)	0	(6)	(3)
Beneficial interests issued by consolidated VIEs	(55)	(14)	(89)	32
Other liabilities	(1)	(19)	(4)	4
Long-term debt:
Changes in instrument-specific credit risk	145	534	199	585
Other changes in fair value	(93)	1,332	(117)	1,558
Other income
Changes in fair value under the fair value option election
Federal funds sold and securities purchased under resale agreements	0	0	0	0
Securities borrowed	0	0	0	0
Trading assets:
Debt and equity instruments, excluding loans	(4)	(12)	(1)	(11)
Loans reported as trading assets:
Changes in instrument-specific credit risk	4	28	4	22
Other changes in fair value	1,371	1,217	2,094	1,972
Loans:
Changes in instrument-specific credit risk	0	0	0	0
Other changes in fair value	0	0	0	0
Other assets	(42)	(49)	(42)	(102)
Deposits	0	0	0	0
Federal funds purchased and securities loaned or sold under repurchase agreements	0	0	0	0
Other borrowed funds	0	0	0	0
Trading liabilities	0	0	0	0
Beneficial interests issued by consolidated VIEs	0	0	0	0
Other liabilities	(1)	14	(3)	14
Long-term debt:
Changes in instrument-specific credit risk	0	0	0	0
Other changes in fair value	0	0	0	0
Letters of Credit Hedged By Derivative Transactions | Other Guarantees and Commitments
Fair Value Option (Numeric) [Abstract]
Contractual amount	3,800		3,800		3,800
Carrying value	(6)		(6)		(6)
Other Guarantees and Commitments
Fair Value Option (Numeric) [Abstract]
Contractual amount	6,177		6,177		6,492
Carrying value	$ (6)		$ (6)		$ (6)

Derivative Instruments (Details) (USD $) In Billions	Jun. 30, 2011	Dec. 31, 2010
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	$ 79,446	$ 78,905
Swap [Member] | Equity
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	130	116
Swap [Member] | Commodity
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	401	349
Swap [Member] | Interest rate contract
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	44,191	46,299
Spot futures and forwards [Member] | Foreign exchange
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	4,624	3,893
Spot futures and forwards [Member] | Commodity
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	189	170
Written options [Member] | Foreign exchange
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	718	674
Written options [Member] | Equity
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	519	430
Written options [Member] | Commodity
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	307	264
Written options [Member] | Interest rate contract
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	4,361	4,075
Future and forwards [Member] | Equity
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	51	49
Future and forwards [Member] | Interest rate contract
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	8,871	9,298
Purchased options [Member] | Foreign exchange
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	711	649
Purchased options [Member] | Equity
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	473	377
Purchased options [Member] | Commodity
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	297	254
Purchased options [Member] | Interest rate contract
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	4,623	3,968
Cross-currency swaps [Member] | Foreign exchange
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	2,875	2,568
Foreign exchange
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	8,928	7,784
Equity
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	1,173	972
Credit derivatives
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	6,105	5,472
Commodity
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	1,194	1,037
Interest rate contract
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	$ 62,046	$ 63,640

Derivative Instruments - Impact on Balance Sheet (Details 1a) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Fair value related to derivative receivables	$ 1,392,372,000,000	$ 1,529,412,000,000
Derivative receivables netting adjustment	(1,314,989,000,000)	(1,448,931,000,000)
Fair value related to derivative payables	1,347,276,000,000	1,485,109,000,000
Derivative payables netting adjustment	(1,283,608,000,000)	(1,415,890,000,000)
Carrying value of derivative trading assets	77,383,000,000	80,481,000,000
Carrying value of derivative trading liabilities	63,668,000,000	69,219,000,000
Trading assets
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Carrying value of derivative trading assets	77,383,000,000	80,481,000,000
Trading liabilities
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Carrying value of derivative trading liabilities	63,668,000,000	69,219,000,000
Other borrowed funds | Designated as Hedging Instrument [Member]
Derivatives Excluded From Trading Assets and Trading Liabilities [Abstract]
Commodity derivatives used as fair value hedging instruments		1,000,000,000
Foreign exchange | Not Designated as Hedging Instrument [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Fair value related to derivative receivables	154,697,000,000	165,240,000,000
Fair value related to derivative payables	151,498,000,000	163,671,000,000
Equity | Not Designated as Hedging Instrument [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Fair value related to derivative receivables	47,054,000,000	43,633,000,000
Fair value related to derivative payables	46,642,000,000	46,399,000,000
Credit derivatives | Not Designated as Hedging Instrument [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Fair value related to derivative receivables	129,022,000,000	129,729,000,000
Fair value related to derivative payables	125,474,000,000	125,061,000,000
Commodity | Not Designated as Hedging Instrument [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Fair value related to derivative receivables	57,717,000,000	59,573,000,000
Fair value related to derivative payables	56,582,000,000	56,397,000,000
Interest rate contract | Not Designated as Hedging Instrument [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Fair value related to derivative receivables	994,157,000,000	1,121,703,000,000
Fair value related to derivative payables	962,219,000,000	1,089,604,000,000
Not Designated as Hedging Instrument [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Fair value related to derivative receivables	1,382,647,000,000	1,519,878,000,000
Fair value related to derivative payables	1,342,415,000,000	1,481,132,000,000
Foreign exchange | Designated as Hedging Instrument [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Fair value related to derivative receivables	3,663,000,000	3,231,000,000
Fair value related to derivative payables	1,777,000,000	1,059,000,000
Equity | Designated as Hedging Instrument [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Fair value related to derivative receivables	0	0
Fair value related to derivative payables	0	0
Credit derivatives | Designated as Hedging Instrument [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Fair value related to derivative receivables	0	0
Fair value related to derivative payables	0	0
Commodity | Designated as Hedging Instrument [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Fair value related to derivative receivables	315,000,000	24,000,000
Fair value related to derivative payables	1,732,000,000	2,078,000,000
Interest rate contract | Designated as Hedging Instrument [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Fair value related to derivative receivables	5,747,000,000	6,279,000,000
Fair value related to derivative payables	1,352,000,000	840,000,000
Designated as Hedging Instrument [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Fair value related to derivative receivables	9,725,000,000	9,534,000,000
Fair value related to derivative payables	4,861,000,000	3,977,000,000
Designated as Hedging Instrument [Member] | Foreign currency-denominated debt [Member]
Derivatives Excluded From Trading Assets and Trading Liabilities [Abstract]
Foreign currency-denominated debt	15,000,000	21,000,000
Interest rate contract
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Fair value related to derivative receivables	999,904,000,000	1,127,982,000,000
Fair value related to derivative payables	963,571,000,000	1,090,444,000,000
Carrying value of derivative trading assets	32,911,000,000	32,555,000,000
Carrying value of derivative trading liabilities	17,306,000,000	20,387,000,000
Credit derivatives
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Fair value related to derivative receivables	129,022,000,000	129,729,000,000
Fair value related to derivative payables	125,474,000,000	125,061,000,000
Carrying value of derivative trading assets	6,198,000,000	7,725,000,000
Carrying value of derivative trading liabilities	4,878,000,000	5,138,000,000
Foreign exchange
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Fair value related to derivative receivables	158,360,000,000	168,471,000,000
Fair value related to derivative payables	153,275,000,000	164,730,000,000
Carrying value of derivative trading assets	19,898,000,000	25,858,000,000
Carrying value of derivative trading liabilities	19,015,000,000	25,015,000,000
Equity
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Fair value related to derivative receivables	47,054,000,000	43,633,000,000
Fair value related to derivative payables	46,642,000,000	46,399,000,000
Carrying value of derivative trading assets	7,084,000,000	4,204,000,000
Carrying value of derivative trading liabilities	11,430,000,000	10,450,000,000
Commodity
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Fair value related to derivative receivables	58,032,000,000	59,597,000,000
Fair value related to derivative payables	58,314,000,000	58,475,000,000
Carrying value of derivative trading assets	11,292,000,000	10,139,000,000
Carrying value of derivative trading liabilities	$ 11,039,000,000	$ 8,229,000,000

Derivative Instruments - Impact on Balance Sheets, after Netting Adjustments (Details 1b) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Derivative receivables and payables
Derivative receivables balance	$ 77,383	$ 80,481
Derivative payables	63,668	69,219
Trading assets
Derivative receivables and payables
Derivative receivables balance	77,383	80,481
Trading liabilities
Derivative receivables and payables
Derivative payables	63,668	69,219
Interest rate contract
Derivative receivables and payables
Derivative receivables balance	32,911	32,555
Derivative payables	17,306	20,387
Credit derivatives
Derivative receivables and payables
Derivative receivables balance	6,198	7,725
Derivative payables	4,878	5,138
Foreign exchange
Derivative receivables and payables
Derivative receivables balance	19,898	25,858
Derivative payables	19,015	25,015
Equity
Derivative receivables and payables
Derivative receivables balance	7,084	4,204
Derivative payables	11,430	10,450
Commodity
Derivative receivables and payables
Derivative receivables balance	11,292	10,139
Derivative payables	$ 11,039	$ 8,229

Derivative Instruments - Impact on Statements of Income, Fair Value Hedges (Details 2a) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Fair value hedge gains (losses) recorded in income
Derivatives	$ (1,474,000,000)	$ 5,325,000,000	$ (5,471,000,000)	$ 7,149,000,000
Hedged items	1,202,000,000	(5,297,000,000)	5,559,000,000	(7,056,000,000)
Total income statement impact	(272,000,000)	28,000,000	88,000,000	93,000,000
Hedge ineffectiveness	(14,000,000)	96,000,000	(24,000,000)	124,000,000
Excluded components	(258,000,000)	(68,000,000)	112,000,000	(31,000,000)
Interest rate contract
Fair value hedge gains (losses) recorded in income
Derivatives	166,000,000	1,345,000,000	(552,000,000)	1,977,000,000
Hedged items	(102,000,000)	(1,100,000,000)	698,000,000	(1,598,000,000)
Total income statement impact	64,000,000	245,000,000	146,000,000	379,000,000
Hedge ineffectiveness	(17,000,000)	96,000,000	(26,000,000)	124,000,000
Excluded components	81,000,000	149,000,000	172,000,000	255,000,000
Foreign exchange
Fair value hedge gains (losses) recorded in income
Derivatives	(1,239,000,000)	3,841,000,000	(4,445,000,000)	5,488,000,000
Hedged items	1,401,000,000	(3,865,000,000)	4,525,000,000	(5,522,000,000)
Total income statement impact	162,000,000	(24,000,000)	80,000,000	(34,000,000)
Hedge ineffectiveness	0	0	0	0
Excluded components	162,000,000	(24,000,000)	80,000,000	(34,000,000)
Included revenue related to certain foreign exchange trading derivatives	(1,800,000,000)	3,800,000,000	(5,000,000,000)	5,600,000,000
Commodity
Fair value hedge gains (losses) recorded in income
Derivatives	(401,000,000)	139,000,000	(474,000,000)	(316,000,000)
Hedged items	(97,000,000)	(332,000,000)	336,000,000	64,000,000
Total income statement impact	(498,000,000)	(193,000,000)	(138,000,000)	(252,000,000)
Hedge ineffectiveness	3,000,000	0	2,000,000	0
Excluded components	$ (501,000,000)	$ (193,000,000)	$ (140,000,000)	$ (252,000,000)

Derivative Instruments - Impact on Statements of Income, Cash Flow Hedges (Details 2b) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Cash flow hedge gains and losses [Abstract]
Total change in OCI for period			$ (99)	$ 171
Loss on discontinuation of cash flow hedge due to forecasted wholesale deposits probable of not occurring		25
Recognition of losses related to cash flow hedges in Income			96
Maximum length of time hedged in forecasted transactions			10 years
Foreign exchange | Cash Flow Hedging [Member]
Cash flow hedge gains and losses [Abstract]
Derivatives - effective portion reclassified from AOCI to income	(7)	(23)	15	(75)
Hedge ineffectiveness recorded directly in income	0	(3)	0	(3)
Total income statement impact	(7)	(26)	15	(78)
Effective portion recorded in OCI	(40)	47	(22)	(65)
Total change in OCI for period	(33)	70	(37)	10
Interest rate contract | Cash Flow Hedging [Member]
Cash flow hedge gains and losses [Abstract]
Derivatives - effective portion reclassified from AOCI to income	75	33	169	82
Hedge ineffectiveness recorded directly in income	6	8	9	11
Total income statement impact	81	41	178	93
Effective portion recorded in OCI	(103)	98	(134)	349
Total change in OCI for period	(178)	65	(303)	267
Cash Flow Hedging [Member]
Cash flow hedge gains and losses [Abstract]
Derivatives - effective portion reclassified from AOCI to income	68	10	184	7
Hedge ineffectiveness recorded directly in income	6	5	9	8
Total income statement impact	74	15	193	15
Effective portion recorded in OCI	(143)	145	(156)	284
Total change in OCI for period	$ (211)	$ 135	$ (340)	$ 277

Derivative Instruments - Impact on Statements of Income, Net Investment Hedges (Details 2c) (Net Investment Hedging [Member], USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Net investment hedge gains and losses [Abstract]
Excluded components recorded directly in income	$ (74)	$ (32)	$ (145)	$ (73)
Effective portion recorded in OCI	(383)	431	(773)	757
Foreign exchange
Net investment hedge gains and losses [Abstract]
Excluded components recorded directly in income	(74)	(32)	(145)	(73)
Effective portion recorded in OCI	(383)	429	(773)	714
Foreign currency-denominated debt [Member]
Net investment hedge gains and losses [Abstract]
Excluded components recorded directly in income	0	0	0	0
Effective portion recorded in OCI	$ 0	$ 2	$ 0	$ 43

Derivative Instruments - Impact on Statements of Income, Risk Management Derivatives (Details 2d) (Not Designated as Hedging Instrument [Member], Risk Management Activities [Member], USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Risk management derivatives gains and losses [Abstract]
Income statement impact	$ 1,414	$ 3,699	$ 1,401	$ 3,676
Foreign exchange
Risk management derivatives gains and losses [Abstract]
Income statement impact	(78)	1	(98)	(20)
Credit derivatives
Risk management derivatives gains and losses [Abstract]
Income statement impact	(5)	60	(63)	(59)
Commodity
Risk management derivatives gains and losses [Abstract]
Income statement impact	11	(24)	0	(47)
Interest rate contract
Risk management derivatives gains and losses [Abstract]
Income statement impact	$ 1,486	$ 3,662	$ 1,562	$ 3,802

Derivative Instruments - Impact on Statements of Income, Trading Derivatives (Details 2e) (Principal transactions revenue, USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Trading derivative gains and losses
Derivative-related gains/(losses)	$ 2,583	$ 1,779	$ 5,762	$ 5,873
Foreign exchange
Trading derivative gains and losses
Derivative-related gains/(losses)	229	424	831	1,051
Equity
Trading derivative gains and losses
Derivative-related gains/(losses)	743	85	1,571	907
Credit derivatives
Trading derivative gains and losses
Derivative-related gains/(losses)	745	1,287	1,954	3,412
Commodity
Trading derivative gains and losses
Derivative-related gains/(losses)	1,219	20	1,393	433
Interest rate
Trading derivative gains and losses
Derivative-related gains/(losses)	$ (353)	$ (37)	$ 13	$ 70

Derivative Instruments - Credit and Liquidity Risk and Related Contingent Features (Details 3) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Credit and liquidity risk, credit-related contingent features
Net derivative payables containing collateral or termination feature, Fair Value	$ 15,400,000,000
Net derivative payables posted collateral	11,200,000,000
Current credit risk of derivative receivables
Fair value related to derivative receivables	1,392,372,000,000	1,529,412,000,000
Netting adjustment offsetting receivables	(1,248,243,000,000)	(1,376,969,000,000)
Netting adjustment cash collateral received	(66,746,000,000)	(71,962,000,000)
Carrying value of derivative trading assets	77,383,000,000	80,481,000,000
Fair value related to derivative payables	1,347,276,000,000	1,485,109,000,000
Netting adjustment offsetting payables	(1,248,243,000,000)	(1,376,969,000,000)
Netting adjustment cash collateral paid	(35,365,000,000)	(38,921,000,000)
Carrying value of derivative trading liabilities	63,668,000,000	69,219,000,000
Total collateral for derivative transactions
Netting adjustment cash collateral received	66,746,000,000	71,962,000,000
Other cash and liquid security collateral held	16,500,000,000	16,500,000,000
Additional collateral and security collateral held	22,300,000,000	18,000,000,000
Total collateral held for derivative transations	105,500,000,000	106,500,000,000
Netting adjustment cash collateral paid	35,365,000,000	38,921,000,000
Other cash and liquid security collateral pledged	12,500,000,000	10,900,000,000
Additional collateral and security collateral pledged	10,000,000,000	8,500,000,000
Total collateral pledged for derivative transactions	57,900,000,000	58,300,000,000
Single-notch ratings downgrade
Credit and liquidity risk, credit-related contingent features
Additional collateral to be posted by the Firm as the impact of ratings downgrades	1,400,000,000
Additional assets required to settle trades as the impact of ratings downgrades	430,000,000
Two-notch ratings downgrade
Credit and liquidity risk, credit-related contingent features
Additional collateral to be posted by the Firm as the impact of ratings downgrades	2,800,000,000
Additional assets required to settle trades as the impact of ratings downgrades	$ 930,000,000

Derivative Instruments - Credit Derivatives (Details 4a) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Total credit derivatives and credit-related notes
Protection sold	$ (3,094,457)	$ (2,755,024)
Protection purchased with identical underlyings	2,948,724	2,662,329
Net protection (sold)/purchased	(145,733)	(92,695)
Other protection purchased	67,808	60,428
Total credit derivatives
Total credit derivatives and credit-related notes
Protection sold	(3,092,913)	(2,753,016)
Protection purchased with identical underlyings	2,948,724	2,662,329
Net protection (sold)/purchased	(144,189)	(90,687)
Other protection purchased	63,799	57,101
Credit default swaps
Total credit derivatives and credit-related notes
Protection sold	(2,972,180)	(2,659,240)
Protection purchased with identical underlyings	2,912,446	2,652,313
Net protection (sold)/purchased	(59,734)	(6,927)
Other protection purchased	38,797	32,867
Other credit derivatives
Total credit derivatives and credit-related notes
Protection sold	(120,733)	(93,776)
Protection purchased with identical underlyings	36,278	10,016
Net protection (sold)/purchased	(84,455)	(83,760)
Other protection purchased	25,002	24,234
Credit-related notes
Total credit derivatives and credit-related notes
Protection sold	(1,544)	(2,008)
Protection purchased with identical underlyings	0	0
Net protection (sold)/purchased	(1,544)	(2,008)
Other protection purchased	$ 4,009	$ 3,327

Derivative Instruments - Credit Derivatives, Protection Sold, Notional and Fair Value (Details 4b) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Protection sold credit derivatives and credit related notes ratings/maturity profile
Protection sold credit derivatives and credit related notes ratings/maturity profile - less than one year	$ (409,397)	$ (324,052)
Protection sold credit derivatives and credit-related notes ratings/maturity profile - from one to five years	(2,108,718)	(1,897,333)
Protection sold credit derivatives and credit-related notes ratings/maturity profile - more than five years	(576,342)	(533,639)
Total notional amount	(3,094,457)	(2,755,024)
Fair value	(77,522)	(77,200)
Noninvestment-grade
Protection sold credit derivatives and credit related notes ratings/maturity profile
Protection sold credit derivatives and credit related notes ratings/maturity profile - less than one year	(190,728)	(148,434)
Protection sold credit derivatives and credit-related notes ratings/maturity profile - from one to five years	(658,364)	(702,638)
Protection sold credit derivatives and credit-related notes ratings/maturity profile - more than five years	(157,522)	(197,330)
Total notional amount	(1,006,614)	(1,048,402)
Fair value	(52,238)	(59,939)
Investment-grade
Protection sold credit derivatives and credit related notes ratings/maturity profile
Protection sold credit derivatives and credit related notes ratings/maturity profile - less than one year	(218,669)	(175,618)
Protection sold credit derivatives and credit-related notes ratings/maturity profile - from one to five years	(1,450,354)	(1,194,695)
Protection sold credit derivatives and credit-related notes ratings/maturity profile - more than five years	(418,820)	(336,309)
Total notional amount	(2,087,843)	(1,706,622)
Fair value	$ (25,284)	$ (17,261)

Noninterest Revenue (Details) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Underwriting:
Equity	$ 455	$ 354	$ 834	$ 767
Debt	876	711	1,858	1,462
Total underwriting	1,331	1,065	2,692	2,229
Advisory	602	356	1,034	653
Total investment banking fees	1,933	1,421	3,726	2,882
Principal transactions revenue
Trading revenue	2,302	2,010	6,242	6,396
Private equity gains/(losses)	838	80	1,643	242
Principal transactions	3,140	2,090	7,885	6,638
Asset management:
Investment management fees	1,655	1,317	3,149	2,644
All other asset management fees	148	116	292	225
Total asset management fees	1,803	1,433	3,441	2,869
Total administration fees	579	531	1,130	1,022
Commission and other fees:
Brokerage commissions	699	753	1,462	1,456
All other commissions and fees	622	632	1,276	1,267
Total commissions and fees	1,321	1,385	2,738	2,723
Total asset management, administration and commissions	3,703	3,349	7,309	6,614
Interest rate
Principal transactions revenue
Trading revenue	(325)	288	190	572
Foreign exchange
Principal transactions revenue
Trading revenue	225	474	785	1,172
Equity
Principal transactions revenue
Trading revenue	754	37	1,778	1,029
Commodity
Principal transactions revenue
Trading revenue	729	(160)	1,291	205
Credit
Principal transactions revenue
Trading revenue	$ 919	$ 1,371	$ 2,198	$ 3,418

Interest Income and Interest Expense (Details) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Interest income
Loans	$ 9,140	$ 9,969	$ 18,647	$ 20,526
Securities	2,590	2,517	4,806	5,421
Trading assets	2,966	2,574	5,851	5,334
Federal funds sold and securities purchased under resale agreements	604	398	1,147	805
Securities borrowed	30	32	77	61
Deposits with banks	144	92	245	187
Other assets	158	137	306	230
Total interest income	15,632	15,719	31,079	32,564
Interest expense
Interest-bearing deposits	1,123	883	2,045	1,727
Short-term and other liabilities	890	496	1,708	1,058
Long-term debt	1,581	1,347	3,169	2,746
Beneficial interests issued by consolidated VIEs	202	306	416	636
Interest expense	3,796	3,032	7,338	6,167
Net interest income	11,836	12,687	23,741	26,397
Provision for credit losses	1,810	3,363	2,979	10,373
Net interest income after provision for credit losses	$ 10,026	$ 9,324	$ 20,762	$ 16,024

Pension and Other Postretirement Employee Benefit Plans (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
U.S. Defined Benefit Pension and OPEB Plans
Amortization:
Fair value of plan assets	$ 12,500,000,000		$ 12,500,000,000		$ 12,200,000,000
OPEB Plans [Member]
Components of net periodic benefit cost [Abstract]
Benefits earned during the period	0	1,000,000	0	1,000,000
Interest cost on benefit obligations	13,000,000	13,000,000	26,000,000	28,000,000
Expected return on plan assets	(22,000,000)	(24,000,000)	(44,000,000)	(48,000,000)
Amortization:
Net loss	0	0	0	0
Prior service cost/(credit)	(2,000,000)	(4,000,000)	(4,000,000)	(7,000,000)
Net periodic defined benefit cost	(11,000,000)	(14,000,000)	(22,000,000)	(26,000,000)
Total defined benefit plans	(11,000,000)	(14,000,000)	(22,000,000)	(26,000,000)
Total pension and OPEB cost included in compensation expense	(11,000,000)	(14,000,000)	(22,000,000)	(26,000,000)
Expected cost of funding benefits	2,000,000		2,000,000
Defined benefit pension plans, U.S. [Member]
Components of net periodic benefit cost [Abstract]
Benefits earned during the period	62,000,000	58,000,000	124,000,000	116,000,000
Interest cost on benefit obligations	113,000,000	117,000,000	226,000,000	234,000,000
Expected return on plan assets	(197,000,000)	(185,000,000)	(395,000,000)	(371,000,000)
Amortization:
Net loss	41,000,000	56,000,000	82,000,000	112,000,000
Prior service cost/(credit)	(11,000,000)	(11,000,000)	(21,000,000)	(22,000,000)
Net periodic defined benefit cost	8,000,000	35,000,000	16,000,000	69,000,000
Other defined benefit pension plans	4,000,000	3,000,000	11,000,000	7,000,000
Total defined benefit plans	12,000,000	38,000,000	27,000,000	76,000,000
Total defined contribution plans	89,000,000	84,000,000	167,000,000	147,000,000
Total pension and OPEB cost included in compensation expense	101,000,000	122,000,000	194,000,000	223,000,000
Expected cost of funding benefits	42,000,000		42,000,000
Defined benefit pension plans, Non-U.S. [Member]
Components of net periodic benefit cost [Abstract]
Benefits earned during the period	9,000,000	6,000,000	18,000,000	13,000,000
Interest cost on benefit obligations	35,000,000	77,000,000	68,000,000	63,000,000
Expected return on plan assets	(36,000,000)	(75,000,000)	(72,000,000)	(62,000,000)
Amortization:
Net loss	12,000,000	13,000,000	24,000,000	27,000,000
Prior service cost/(credit)	(1,000,000)	0	(1,000,000)	0
Net periodic defined benefit cost	19,000,000	21,000,000	37,000,000	41,000,000
Other defined benefit pension plans	5,000,000	1,000,000	9,000,000	5,000,000
Total defined benefit plans	24,000,000	22,000,000	46,000,000	46,000,000
Total defined contribution plans	65,000,000	67,000,000	143,000,000	132,000,000
Total pension and OPEB cost included in compensation expense	89,000,000	89,000,000	189,000,000	178,000,000
Fair value of plan assets	2,900,000,000		2,900,000,000		2,600,000,000
Expected cost of funding benefits	$ 166,000,000		$ 166,000,000

Employee Stock Based Incentives (Details) (USD $) In Millions, except Per Share data	3 Months Ended		6 Months Ended		3 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Mar. 31, 2011 Restricted Stock Units (RSUs) [Member]	Mar. 31, 2011 Stock Appreciation Rights (SARs) [Member]
Noncash compensation expense related to employee stock-based incentive plans
Cost of prior grants of restricted stock units ("RSUs") and stock appreciation rights ("SARs") that are amortized over their applicable vesting periods	$ 520	$ 646	$ 1,081	$ 1,334
Accrual of estimated costs of RSUs and SARs to be granted in future periods to full-career eligible employees	207	187	476	440
Total noncash compensation expense related to employee stock-based incentive plans	$ 727	$ 833	$ 1,557	$ 1,774
Employee Stock-Based Incentives (Numeric) [Abstract]
Granted restricted stock units					55
Weighted average grant date fair value per restricted stock unit					$ 44.31
Granted stock appreciaton rights						14
Weighted average grant date fair value per stock appreciaton right						$ 13.12

Noninterest Expense (Details) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Components of noninterest expense [Abstract]
Compensation expense	$ 7,569	$ 7,616	$ 15,832	$ 14,892
Noncompensation expense:
Occupancy expense	935	883	1,913	1,752
Technology, communications and equipment expense	1,217	1,165	2,417	2,302
Professional and outside services	1,866	1,685	3,601	3,260
Marketing	744	628	1,403	1,211
Other expense	4,299	2,419	7,242	6,860
Amortization of intangibles	212	235	429	478
Total noncompensation expense	9,273	7,015	17,005	15,863
Total noninterest expense	16,842	14,631	32,837	30,755
Other expenses, additional details
Foreclosed Real Estate Expense	174	244	384	547
Pending or Threatened Litigation [Member]
Other expenses, additional details
Loss Contingency, Loss in Period	$ 1,900	$ 792	$ 3,000	$ 3,700

Securities - Realized Gain (Loss) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Securities gains and losses
Realized gains	$ 881	$ 1,130	$ 1,033	$ 1,882
Realized losses	(31)	(130)	(51)	(172)
Net realized gains	850	1,000	982	1,710
Credit losses included in securities gains	(13)	0	(43)	(100)
Net securities gains	$ 837	$ 1,000	$ 939	$ 1,610
Proceeds from securities sold, as percentage of amortized cost			4.00%

Securities - Amortized Costs, Fair Value (Details 1) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Amortized costs and estimated fair values
Available-for-sale Securities, Amortized Cost	$ 319,383,000,000	$ 312,241,000,000
Available-for-sale Securities, Gross Unrealized Gains	6,905,000,000	6,102,000,000
Available-for-sale Securities, Gross Unrealized Losses	1,562,000,000	2,025,000,000
Available-for-sale Securities	324,726,000,000	316,318,000,000
Held-to-maturity Securities, Amortized Cost	15,000,000	18,000,000
Held-to-maturity Securities, Gross unrealized gains	1,000,000	2,000,000
Held-to-maturity Securities, Gross unrealized losses	0	0
Held-to-maturity Securities, Fair Value	16,000,000	20,000,000
U.S. government-sponsored enterprise obligations, fair values	95,200,000,000	94,200,000,000
Accumulated Other-than-Temporary Impairment [Member]
Amortized costs and estimated fair values
Available-for-sale Securities, Gross Unrealized Losses	102,000,000	133,000,000
Equity securities [Member]
Amortized costs and estimated fair values
Available-for-sale Securities, Amortized Cost	3,032,000,000	1,894,000,000
Available-for-sale Securities, Gross Unrealized Gains	206,000,000	163,000,000
Available-for-sale Securities, Gross Unrealized Losses	3,000,000	6,000,000
Available-for-sale Securities	3,235,000,000	2,051,000,000
Debt Securities [Member]
Amortized costs and estimated fair values
Available-for-sale Securities, Amortized Cost	316,351,000,000	310,347,000,000
Available-for-sale Securities, Gross Unrealized Gains	6,699,000,000	5,939,000,000
Available-for-sale Securities, Gross Unrealized Losses	1,559,000,000	2,019,000,000
Available-for-sale Securities	321,491,000,000	314,267,000,000
Mortgage-backed securities [Member]
Amortized costs and estimated fair values
Available-for-sale Securities, Amortized Cost	179,052,000,000	171,796,000,000
Available-for-sale Securities, Gross Unrealized Gains	4,672,000,000	4,032,000,000
Available-for-sale Securities, Gross Unrealized Losses	718,000,000	973,000,000
Available-for-sale Securities	183,006,000,000	174,855,000,000
US Government Corporations and Agencies Securities [Member]
Amortized costs and estimated fair values
Available-for-sale Securities, Amortized Cost	115,271,000,000	117,364,000,000
Available-for-sale Securities, Gross Unrealized Gains	3,838,000,000	3,159,000,000
Available-for-sale Securities, Gross Unrealized Losses	208,000,000	297,000,000
Available-for-sale Securities	118,901,000,000	120,226,000,000
Commercial mortgage [Member]
Amortized costs and estimated fair values
Available-for-sale Securities, Amortized Cost	4,755,000,000	5,169,000,000
Available-for-sale Securities, Gross Unrealized Gains	430,000,000	502,000,000
Available-for-sale Securities, Gross Unrealized Losses	13,000,000	17,000,000
Available-for-sale Securities	5,172,000,000	5,654,000,000
Prime and Alt A [Member]
Amortized costs and estimated fair values
Available-for-sale Securities, Amortized Cost	2,201,000,000	2,173,000,000
Available-for-sale Securities, Gross Unrealized Gains	72,000,000	81,000,000
Available-for-sale Securities, Gross Unrealized Losses	180,000,000	250,000,000
Available-for-sale Securities	2,093,000,000	2,004,000,000
Subprime [Member]
Amortized costs and estimated fair values
Available-for-sale Securities, Amortized Cost	1,000,000	1,000,000
Available-for-sale Securities, Gross Unrealized Gains	0	0
Available-for-sale Securities, Gross Unrealized Losses	0	0
Available-for-sale Securities	1,000,000	1,000,000
Non-U.S. [Member]
Amortized costs and estimated fair values
Available-for-sale Securities, Amortized Cost	56,824,000,000	47,089,000,000
Available-for-sale Securities, Gross Unrealized Gains	332,000,000	290,000,000
Available-for-sale Securities, Gross Unrealized Losses	317,000,000	409,000,000
Available-for-sale Securities	56,839,000,000	46,970,000,000
U.S. Treasury and government agencies [Member]
Amortized costs and estimated fair values
Available-for-sale Securities, Amortized Cost	5,197,000,000	11,258,000,000
Available-for-sale Securities, Gross Unrealized Gains	112,000,000	118,000,000
Available-for-sale Securities, Gross Unrealized Losses	22,000,000	28,000,000
Available-for-sale Securities	5,287,000,000	11,348,000,000
Obligations of U.S. states and municipalities [Member]
Amortized costs and estimated fair values
Available-for-sale Securities, Amortized Cost	11,353,000,000	11,732,000,000
Available-for-sale Securities, Gross Unrealized Gains	340,000,000	165,000,000
Available-for-sale Securities, Gross Unrealized Losses	115,000,000	338,000,000
Available-for-sale Securities	11,578,000,000	11,559,000,000
Certificates of Deposit [Member]
Amortized costs and estimated fair values
Available-for-sale Securities, Amortized Cost	4,859,000,000	3,648,000,000
Available-for-sale Securities, Gross Unrealized Gains	2,000,000	1,000,000
Available-for-sale Securities, Gross Unrealized Losses	0	2,000,000
Available-for-sale Securities	4,861,000,000	3,647,000,000
Non-U.S. government debt securities [Member]
Amortized costs and estimated fair values
Available-for-sale Securities, Amortized Cost	30,662,000,000	20,614,000,000
Available-for-sale Securities, Gross Unrealized Gains	217,000,000	191,000,000
Available-for-sale Securities, Gross Unrealized Losses	63,000,000	28,000,000
Available-for-sale Securities	30,816,000,000	20,777,000,000
Corporate Debt Securities [Member]
Amortized costs and estimated fair values
Available-for-sale Securities, Amortized Cost	55,927,000,000	61,717,000,000
Available-for-sale Securities, Gross Unrealized Gains	393,000,000	495,000,000
Available-for-sale Securities, Gross Unrealized Losses	514,000,000	419,000,000
Available-for-sale Securities	55,806,000,000	61,793,000,000
Credit card receivables, Asset Backed Securities [Member]
Amortized costs and estimated fair values
Available-for-sale Securities, Amortized Cost	5,124,000,000	7,278,000,000
Available-for-sale Securities, Gross Unrealized Gains	277,000,000	335,000,000
Available-for-sale Securities, Gross Unrealized Losses	0	5,000,000
Available-for-sale Securities	5,401,000,000	7,608,000,000
Collateralized debt obligations, Asset Backed Securities [Member]
Amortized costs and estimated fair values
Available-for-sale Securities, Amortized Cost	14,859,000,000	13,336,000,000
Available-for-sale Securities, Gross Unrealized Gains	509,000,000	472,000,000
Available-for-sale Securities, Gross Unrealized Losses	117,000,000	210,000,000
Available-for-sale Securities	15,251,000,000	13,598,000,000
Other, Debt Securities [Member]
Amortized costs and estimated fair values
Available-for-sale Securities, Amortized Cost	9,318,000,000	8,968,000,000
Available-for-sale Securities, Gross Unrealized Gains	177,000,000	130,000,000
Available-for-sale Securities, Gross Unrealized Losses	10,000,000	16,000,000
Available-for-sale Securities	$ 9,485,000,000	$ 9,082,000,000

Securities - Impairment (Details 2) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	$ 70,582	$ 88,153
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	1,029	1,515
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	26,388	9,094
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	533	510
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	96,970	97,247
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	1,562	2,025
Equity securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	4	0
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	3	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	0	2
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	0	6
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	4	2
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	3	6
Debt Securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	70,578	88,153
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	1,026	1,515
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	26,388	9,092
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	533	504
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	96,966	97,245
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	1,559	2,019
Mortgage-backed securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	33,052	49,753
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	308	690
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	20,515	2,284
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	410	283
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	53,567	52,037
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	718	973
U.S. government agencies [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	13,774	14,039
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	207	297
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	11	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	1	0
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	13,785	14,039
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	208	297
Commercial mortgage [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	790	548
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	13	14
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	0	11
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	0	3
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	790	559
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	13	17
Prime and Alt A [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	325	0
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	1	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	1,119	1,193
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	179	250
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	1,444	1,193
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	180	250
Subprime [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	0	0
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	0	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	0	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	0	0
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	0	0
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	0	0
Non-U.S. [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	18,163	35,166
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	87	379
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	19,385	1,080
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	230	30
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	37,548	36,246
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	317	409
U.S. Treasury and government agencies [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	479	921
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	22	28
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	0	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	0	0
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	479	921
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	22	28
Obligations of U.S. states and municipalities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	3,905	6,890
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	107	330
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	27	20
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	8	8
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	3,932	6,910
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	115	338
Certificates of Deposit [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	0	1,771
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	0	2
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	0	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	0	0
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	0	1,771
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	0	2
Non-U.S. government debt securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	10,713	6,960
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	63	28
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	0	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	0	0
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	10,713	6,960
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	63	28
Corporate Debt Securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	18,864	18,783
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	514	418
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	0	90
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	0	1
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	18,864	18,873
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	514	419
Credit card receivables, Asset Backed Securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	0	0
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	0	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	0	345
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	0	5
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	0	345
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	0	5
Collateralized loan obligations
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	988	460
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	4	10
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	5,750	6,321
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	113	200
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	6,738	6,781
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	117	210
Other, Debt Securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	2,577	2,615
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	8	9
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	96	32
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	2	7
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	2,673	2,647
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	$ 10	$ 16

Securities - Other Than Tempoary Impairment (Details 3) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Other-than-temporary impairment, [Abstract]
Total other-than-temporary impairment losses	$ 0	$ 0	$ (27)	$ (94)
Losses recorded in/(reclassified from) other comprehensive income	(13)	0	(16)	(6)
Credit losses recognized in income	$ (13)	$ 0	$ (43)	$ (100)

Securities - Changes in Credit Loss (Details 4) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Changes in the credit loss component of credit-impaired debt securities, securities with no intent to sell [Abstract]
Balance, beginning of period	$ 662	$ 660	$ 632	$ 578
Additions:
Newly credit-impaired securities	0	0	4	0
Increase in losses on previously credit-impaired securities	0	0	0	94
Losses reclassified from other comprehensive income on previously credit-impaired securities	13	0	39	6
Reductions:
Sales of credit-impaired securities	0	(20)	0	(23)
Impact of new accounting guidance related to VIEs	0	0	0	(15)
Balance, end of period	$ 675	$ 640	$ 675	$ 640

Securities - Gross Unrealized Losses (Details 5) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2011	Dec. 31, 2010
Gross unrealized losses
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	$ 1,562	$ 1,562	$ 2,025
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	533	533	510
External Credit Rating, Non Investment Grade [Member] | Prime and Alt-A [Member]
Gross unrealized losses
Available-for-Sale Securities, By Amortized Cost, Rated Below Investment Grade, Percentage of Portfolio	58.00%	58.00%
Available-For-Sale Securities, Qualitative Disclosure, Percentage Other-than-temporarily Impaired	66.00%	66.00%
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Credit Enhancement Percentage	8.00%	8.00%
External Credit Rating, Investment Grade [Member] | Prime and Alt-A [Member]
Gross unrealized losses
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Credit Enhancement Percentage	44.00%	44.00%
Minimum [Member] | Non-U.S. [Member]
Gross unrealized losses
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Other, Default Rate	0.25%
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Constant Prepayment Rate	15.00%
Maximum [Member] | Non-U.S. [Member]
Gross unrealized losses
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Other, Default Rate	0.50%
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Constant Prepayment Rate	20.00%
Prime and Alt-A [Member]
Gross unrealized losses
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	180	180	250
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	179	179	250
Other-than-temporary impairment losses	13	43
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Other, Default Rate		24.00%
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Other, Loss Severity Rate		47.00%
Non-U.S. [Member]
Gross unrealized losses
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	317	317	409
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	230	230	30
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Other, Recovery Rate	60.00%
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Credit Enhancement Percentage	10.00%	10.00%
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Expected Lifetime Losses	1.50%	1.50%
Collateralized Loan Obligations [Member]
Gross unrealized losses
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	117	117	210
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	$ 113	$ 113	$ 200
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Other, Default Rate		2.00%
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Other, Loss Severity Rate	48.00%
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Other, Loss Severity From Debt Securities	82.00%	82.00%
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Credit Enhancement Percentage	30.00%	30.00%
Collateral default rates after the current period	4.00%	4.00%
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Months Between Default and Loss		18 months

Securities - Amortized Cost, Fair Value, by Contract Maturity (Details 6) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2011	Dec. 31, 2010
Amortized cost and estimated fair value by contractual maturity
Available-for-sale securities, maturities, due in 1 year or less, amortized cost	$ 40,615
Available-for-sale securities, maturities, due after 1 year through 5 years, amortized cost	53,257
Available-for-sale securities, maturities, due after 5 years through 10 years, amortized cost	23,138
Available-for-sale securities, maturities, due after 10 years, amortized cost	202,373
Available-for-sale securities, maturities, amortized cost, total	319,383		312,241
Available-for-sale securities, maturities, due in 1 year or less, fair value	40,886
Available-for-sale securities, maturities, due after 1 year through 5 years, fair value	53,510
Available-for-sale securities, maturities, due after 5 years through 10 years, fair value	23,465
Available-for-sale securities, maturities, due after 10 years, fair value	206,865
Available-for-sale securities, maturities, fair value, total	316,318	324,726
Available-for-sale securities, maturities, average yield, due in 1 year or less	2.28%
Available-for-sale securities, maturities, average yield, due after 1 year through 5 years	2.49%
Available-for-sale securities, maturities, average yield, due after 5 years through 10 years	3.09%
Available-for-sale securities, maturities, average yield, due after 10 years	3.63%
Available-for-sale securities, maturities, average yield, total	3.23%
Held-to-maturity securities, maturities, due in 1 year or less, amortized cost	0
Held-to-maturity securities, maturities, due after 1 year through 5 years, amortized cost	7
Held-to-maturity securities, maturities, due after 5 years through 10 years, amortized cost	7
Held-to-maturity securities, maturities, due after 10 years, amortized cost	1
Held-to-maturity securities, maturities, amortized cost, total	15
Held-to-maturity securities, maturities, due in 1 year or less, fair value	0
Held-to-maturity securities, maturities, due after 1 year through 5 years, fair value	7
Held-to-maturity securities, maturities, due after 5 years through 10 years, fair value	8
Held-to-maturity securities, maturities, due after 10 years, fair value	1
Held-to-maturity securities, maturities, fair value, total	16
Held-to-maturity securities, maturities, average yield, due in 1 year or less	0.00%
Held-to-maturity securities, maturities, average yield, due after 1 year through 5 years	6.96%
Held-to-maturity securities, maturities, average yield, due after 5 years through 10 years	6.82%
Held-to-maturity securities, maturities, average yield, due after 10 years	6.48%
Held-to-maturity securities, maturities, average yield, total	6.86%
Supplemental information
U S Government And Government Agencies And Authorities And U S Government Sponsored Enterprise Securities In Excess Of Ten Percent Of Stockholders Equity	10.00%
Due Period Of Mortgage Backed Securities And Collateralized Mortgage Obligations	10 years
US Government Agencies And US Government sponsored Enterprises Residential Mortgage Backed Securities Estimated Duration	5 years
US Government Agencies And US Government-sponsored Enterprises, Residential Collateralized Mortgage Obligations, Estimated Duration	3 years
Non Agency Residential Collateralized Mortgage Obligations Estimated Duration	5 years
Equity securities [Member]
Amortized cost and estimated fair value by contractual maturity
Available-for-sale securities, equity maturities, due in 1 year or less, amortized cost	0	0
Available-for-sale securities, equity maturities, due after 1 year through 5 years, amortized cost	0	0
Available-for-sale securities, equity maturities, due after 5 years through 10 years, amortized cost	0	0
Available-for-sale securities, equity maturities, due after 10 years, amortized cost	3,032	3,032
Available-for-sale securities, equity maturities, amortized cost, total	3,032	3,032
Available-for-sale securities, equity maturities, due in 1 year or less, fair value	0	0
Available-for-sale securities, equity maturities, due after 1 year through 5 years, fair value	0	0
Available-for-sale securities, equity maturities, due after 5 years through 10 years, fair value	0	0
Available-for-sale securities, equity maturities, due after 10 years, fair value	3,235	3,235
Available-for-sale securities, equity maturities, fair value, total	3,235	3,235
Available-for-sale securities, equity maturities, average yield, due in 1 year or less	0.00%	0.00%
Available-for-sale securities, equity maturities, average yield, due after 1 year through 5 years	0.00%	0.00%
Available-for-sale securities, equity maturities, average yield, due after 5 years through 10 years	0.00%	0.00%
Available-for-sale securities, equity maturities, average yield, due after 10 years	0.32%	0.32%
Available-for-sale securities, equity maturities, average yield, total	0.32%	0.32%
Available-for-sale securities, maturities, amortized cost, total	3,032	3,032	1,894
Available-for-sale securities, maturities, fair value, total		3,235	2,051
Debt Securities [Member]
Amortized cost and estimated fair value by contractual maturity
Available-for-sale securities, due in 1 year or less, amortized cost	40,615	40,615
Available-for-sale securities, due after 1 year through 5 years, amortized cost	53,257	53,257
Available-for-sale securities, due after 5 years through 10 years, amortized cost	23,138	23,138
Available-for-sale securities, due after 10 years, amortized cost	199,341	199,341
Available-for-sale Securities, Debt Maturities, Amortized Cost	316,351	316,351
Available-for-sale securities, due in 1 year or less, fair value	40,886	40,886
Available-for-sale securities, due after 1 year through 5 years, fair value	53,510	53,510
Available-for-sale securities, due after 5 years through 10 years, fair value	23,465	23,465
Available-for-sale securities, due after 10 years, fair value	203,630	203,630
Available-for-sale securities, fair value, total	321,491	321,491
Available-for-sale securities, average yield, due in 1 year or less	2.28%	2.28%
Available-for-sale securities, average yield, due after 1 year through 5 years	2.49%	2.49%
Available-for-sale securities, average yield, due after 5 years through 10 years	3.09%	3.09%
Available-for-sale securities, average yield, due after 10 years	3.68%	3.68%
Available-for-sale securities, average yield, total	3.26%	3.26%
Available-for-sale securities, maturities, amortized cost, total	316,351	316,351	310,347
Available-for-sale securities, maturities, fair value, total		321,491	314,267
Mortgage-backed securities [Member]
Amortized cost and estimated fair value by contractual maturity
Available-for-sale securities, due in 1 year or less, amortized cost	9	9
Available-for-sale securities, due after 1 year through 5 years, amortized cost	692	692
Available-for-sale securities, due after 5 years through 10 years, amortized cost	3,165	3,165
Available-for-sale securities, due after 10 years, amortized cost	175,186	175,186
Available-for-sale Securities, Debt Maturities, Amortized Cost	179,052	179,052
Available-for-sale securities, due in 1 year or less, fair value	9	9
Available-for-sale securities, due after 1 year through 5 years, fair value	726	726
Available-for-sale securities, due after 5 years through 10 years, fair value	3,194	3,194
Available-for-sale securities, due after 10 years, fair value	179,077	179,077
Available-for-sale securities, fair value, total	183,006	183,006
Available-for-sale securities, average yield, due in 1 year or less	5.02%	5.02%
Available-for-sale securities, average yield, due after 1 year through 5 years	4.22%	4.22%
Available-for-sale securities, average yield, due after 5 years through 10 years	2.20%	2.20%
Available-for-sale securities, average yield, due after 10 years	3.72%	3.72%
Available-for-sale securities, average yield, total	3.69%	3.69%
Available-for-sale securities, maturities, amortized cost, total	179,052	179,052	171,796
Available-for-sale securities, maturities, fair value, total		183,006	174,855
U.S. Treasury and government agencies [Member]
Amortized cost and estimated fair value by contractual maturity
Available-for-sale securities, due in 1 year or less, amortized cost	1,655	1,655
Available-for-sale securities, due after 1 year through 5 years, amortized cost	3,289	3,289
Available-for-sale securities, due after 5 years through 10 years, amortized cost	1	1
Available-for-sale securities, due after 10 years, amortized cost	252	252
Available-for-sale Securities, Debt Maturities, Amortized Cost	5,197	5,197
Available-for-sale securities, due in 1 year or less, fair value	1,667	1,667
Available-for-sale securities, due after 1 year through 5 years, fair value	3,390	3,390
Available-for-sale securities, due after 5 years through 10 years, fair value	1	1
Available-for-sale securities, due after 10 years, fair value	229	229
Available-for-sale securities, fair value, total	5,287	5,287
Available-for-sale securities, average yield, due in 1 year or less	1.64%	1.64%
Available-for-sale securities, average yield, due after 1 year through 5 years	2.20%	2.20%
Available-for-sale securities, average yield, due after 5 years through 10 years	4.87%	4.87%
Available-for-sale securities, average yield, due after 10 years	3.85%	3.85%
Available-for-sale securities, average yield, total	2.10%	2.10%
Available-for-sale securities, maturities, amortized cost, total	5,197	5,197	11,258
Available-for-sale securities, maturities, fair value, total		5,287	11,348
Obligations of U.S. states and municipalities [Member]
Amortized cost and estimated fair value by contractual maturity
Available-for-sale securities, due in 1 year or less, amortized cost	22	22
Available-for-sale securities, due after 1 year through 5 years, amortized cost	261	261
Available-for-sale securities, due after 5 years through 10 years, amortized cost	242	242
Available-for-sale securities, due after 10 years, amortized cost	10,828	10,828
Available-for-sale Securities, Debt Maturities, Amortized Cost	11,353	11,353
Available-for-sale securities, due in 1 year or less, fair value	22	22
Available-for-sale securities, due after 1 year through 5 years, fair value	278	278
Available-for-sale securities, due after 5 years through 10 years, fair value	263	263
Available-for-sale securities, due after 10 years, fair value	11,015	11,015
Available-for-sale securities, fair value, total	11,578	11,578
Available-for-sale securities, average yield, due in 1 year or less	1.06%	1.06%
Available-for-sale securities, average yield, due after 1 year through 5 years	4.05%	4.05%
Available-for-sale securities, average yield, due after 5 years through 10 years	4.35%	4.35%
Available-for-sale securities, average yield, due after 10 years	4.92%	4.92%
Available-for-sale securities, average yield, total	4.88%	4.88%
Available-for-sale securities, maturities, amortized cost, total	11,353	11,353	11,732
Available-for-sale securities, maturities, fair value, total		11,578	11,559
Certificates of Deposit [Member]
Amortized cost and estimated fair value by contractual maturity
Available-for-sale securities, due in 1 year or less, amortized cost	4,795	4,795
Available-for-sale securities, due after 1 year through 5 years, amortized cost	64	64
Available-for-sale securities, due after 5 years through 10 years, amortized cost	0	0
Available-for-sale securities, due after 10 years, amortized cost	0	0
Available-for-sale Securities, Debt Maturities, Amortized Cost	4,859	4,859
Available-for-sale securities, due in 1 year or less, fair value	4,797	4,797
Available-for-sale securities, due after 1 year through 5 years, fair value	64	64
Available-for-sale securities, due after 5 years through 10 years, fair value	0	0
Available-for-sale securities, due after 10 years, fair value	0	0
Available-for-sale securities, fair value, total	4,861	4,861
Available-for-sale securities, average yield, due in 1 year or less	4.54%	4.54%
Available-for-sale securities, average yield, due after 1 year through 5 years	0.96%	0.96%
Available-for-sale securities, average yield, due after 5 years through 10 years	0.00%	0.00%
Available-for-sale securities, average yield, due after 10 years	0.00%	0.00%
Available-for-sale securities, average yield, total	4.50%	4.50%
Available-for-sale securities, maturities, amortized cost, total	4,859	4,859	3,648
Available-for-sale securities, maturities, fair value, total		4,861	3,647
Non-U.S. government debt securities [Member]
Amortized cost and estimated fair value by contractual maturity
Available-for-sale securities, due in 1 year or less, amortized cost	10,410	10,410
Available-for-sale securities, due after 1 year through 5 years, amortized cost	17,601	17,601
Available-for-sale securities, due after 5 years through 10 years, amortized cost	2,647	2,647
Available-for-sale securities, due after 10 years, amortized cost	4	4
Available-for-sale Securities, Debt Maturities, Amortized Cost	30,662	30,662
Available-for-sale securities, due in 1 year or less, fair value	10,435	10,435
Available-for-sale securities, due after 1 year through 5 years, fair value	17,725	17,725
Available-for-sale securities, due after 5 years through 10 years, fair value	2,652	2,652
Available-for-sale securities, due after 10 years, fair value	4	4
Available-for-sale securities, fair value, total	30,816	30,816
Available-for-sale securities, average yield, due in 1 year or less	1.85%	1.85%
Available-for-sale securities, average yield, due after 1 year through 5 years	1.97%	1.97%
Available-for-sale securities, average yield, due after 5 years through 10 years	3.27%	3.27%
Available-for-sale securities, average yield, due after 10 years	4.73%	4.73%
Available-for-sale securities, average yield, total	2.04%	2.04%
Available-for-sale securities, maturities, amortized cost, total	30,662	30,662	20,614
Available-for-sale securities, maturities, fair value, total		30,816	20,777
Corporate Debt Securities [Member]
Amortized cost and estimated fair value by contractual maturity
Available-for-sale securities, due in 1 year or less, amortized cost	23,705	23,705
Available-for-sale securities, due after 1 year through 5 years, amortized cost	25,920	25,920
Available-for-sale securities, due after 5 years through 10 years, amortized cost	6,302	6,302
Available-for-sale securities, due after 10 years, amortized cost	0	0
Available-for-sale Securities, Debt Maturities, Amortized Cost	55,927	55,927
Available-for-sale securities, due in 1 year or less, fair value	23,935	23,935
Available-for-sale securities, due after 1 year through 5 years, fair value	25,646	25,646
Available-for-sale securities, due after 5 years through 10 years, fair value	6,225	6,225
Available-for-sale securities, due after 10 years, fair value	0	0
Available-for-sale securities, fair value, total	55,806	55,806
Available-for-sale securities, average yield, due in 1 year or less	2.07%	2.07%
Available-for-sale securities, average yield, due after 1 year through 5 years	2.73%	2.73%
Available-for-sale securities, average yield, due after 5 years through 10 years	4.80%	4.80%
Available-for-sale securities, average yield, due after 10 years	0.00%	0.00%
Available-for-sale securities, average yield, total	2.68%	2.68%
Available-for-sale securities, maturities, amortized cost, total	55,927	55,927	61,717
Available-for-sale securities, maturities, fair value, total		55,806	61,793
Asset-backed securities [Member]
Amortized cost and estimated fair value by contractual maturity
Available-for-sale securities, due in 1 year or less, amortized cost	19	19
Available-for-sale securities, due after 1 year through 5 years, amortized cost	5,430	5,430
Available-for-sale securities, due after 5 years through 10 years, amortized cost	10,781	10,781
Available-for-sale securities, due after 10 years, amortized cost	13,071	13,071
Available-for-sale Securities, Debt Maturities, Amortized Cost	29,301	29,301
Available-for-sale securities, due in 1 year or less, fair value	21	21
Available-for-sale securities, due after 1 year through 5 years, fair value	5,681	5,681
Available-for-sale securities, due after 5 years through 10 years, fair value	11,130	11,130
Available-for-sale securities, due after 10 years, fair value	13,305	13,305
Available-for-sale securities, fair value, total	$ 30,137	$ 30,137
Available-for-sale securities, average yield, due in 1 year or less	0.03%	0.03%
Available-for-sale securities, average yield, due after 1 year through 5 years	2.87%	2.87%
Available-for-sale securities, average yield, due after 5 years through 10 years	2.28%	2.28%
Available-for-sale securities, average yield, due after 10 years	2.23%	2.23%
Available-for-sale securities, average yield, total	2.36%	2.36%

Securities Financing Activities (Details) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Components of collateralized financings [Abstract]
Securities purchased under resale agreements	$ 213,074,000,000	$ 222,302,000,000
Securities borrowed	121,493,000,000	123,587,000,000
Securities sold under repurchase agreements	229,666,000,000	262,722,000,000
Securities loaned	22,939,000,000	10,592,000,000
Securities financing activities (Numeric) [Abstract]
Federal funds sold and securities purchased under resale agreements	213,362,000,000	222,554,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements	254,124,000,000	276,644,000,000
Resale and repurchase agreements that have been netted	109,400,000,000	112,700,000,000
Fair value
Components of collateralized financings [Abstract]
Securities borrowed	14,800,000,000	14,000,000,000
Securities financing activities (Numeric) [Abstract]
Federal funds sold and securities purchased under resale agreements	21,300,000,000	20,300,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements	$ 6,600,000,000	$ 4,100,000,000

Loans - Summary by Portfolio Segment (Details) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Loan balances by portfolio segment
Total retained loans	$ 684,916	$ 695,210	$ 684,916	$ 695,210	$ 685,498
Held for sale	2,813		2,813		5,453
At fair value	2,007		2,007		1,976
Total loans	689,736		689,736		692,927
Loan purchases and sales, and reclassifications from retained loans to loans held-for-sale excludes loans recorded at fair value
Purchases	1,886		4,001
Sales	1,206		2,340
Retained loans reclassified to held-for-sale	123		2,212
Loan sales by portfolio segment [Abstract]
Net gains/(losses) on sales of loans (including lower of cost or fair value adjustments)	104	149	170	258
Wholesale
Loan balances by portfolio segment
Total retained loans	244,224		244,224		222,510
Held for sale	2,592		2,592		3,147
At fair value	2,007		2,007		1,976
Total loans	248,823		248,823		227,633
Loan purchases and sales, and reclassifications from retained loans to loans held-for-sale excludes loans recorded at fair value
Purchases	218		341
Sales	805		1,682
Retained loans reclassified to held-for-sale	123		300
Loan sales by portfolio segment [Abstract]
Net gains/(losses) on sales of loans (including lower of cost or fair value adjustments)	80	51	141	130
Consumer Excluding Credit Card
Loan balances by portfolio segment
Total retained loans	315,169		315,169		327,464
Held for sale	221		221		154
At fair value	0		0		0
Total loans	315,390		315,390		327,618
Loan purchases and sales, and reclassifications from retained loans to loans held-for-sale excludes loans recorded at fair value
Purchases	1,668		3,660
Sales	401		658
Retained loans reclassified to held-for-sale	0		0
Loan sales by portfolio segment [Abstract]
Net gains/(losses) on sales of loans (including lower of cost or fair value adjustments)	28	98	53	128
Credit Card
Loan balances by portfolio segment
Total retained loans	125,523		125,523		135,524
Held for sale	0		0		2,152
At fair value	0		0		0
Total loans	125,523		125,523		137,676
Loan purchases and sales, and reclassifications from retained loans to loans held-for-sale excludes loans recorded at fair value
Purchases	0		0
Sales	0		0
Retained loans reclassified to held-for-sale	0		1,912
Loan sales by portfolio segment [Abstract]
Net gains/(losses) on sales of loans (including lower of cost or fair value adjustments)	$ (4)	$ 0	$ (24)	$ 0

Loans - Wholesale RealEstate Loans, by Risk, Geography, Delinquency (Details 1) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010
Loan credit quality and risk ratings [Line Items]
Total retained loans	$ 684,916	$ 685,498	$ 695,210
Wholesale
Loan credit quality and risk ratings [Line Items]
Total retained loans	244,224	222,510
Percentage of total criticized to total retained loans	4.67%	6.42%
Percentage of nonaccrual loans to total retained loans	1.38%	2.48%
Wholesale | Commercial and industrial [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	73,553	66,576
Percentage of total criticized to total retained loans	4.89%	6.02%
Percentage of nonaccrual loans to total retained loans	1.64%	2.45%
Wholesale | Commercial and industrial [Member] | Total U.S.[Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	51,528	48,845
Wholesale | Commercial and industrial [Member] | Total non-U.S.[Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	22,025	17,731
Wholesale | Commercial and industrial [Member] | Current and less than 30 days past due and still accruing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	72,203	64,501
Wholesale | Commercial and industrial [Member] | 30-89 days past due and still accruing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	140	434
Wholesale | Commercial and industrial [Member] | 90 days or more past due and still accruing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	3	7
Wholesale | Commercial and industrial [Member] | Nonaccrual [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	1,207	1,634
Wholesale | Commercial and industrial [Member] | Investment grade [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	36,752	31,697
Wholesale | Commercial and industrial [Member] | Total noninvestment grade [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	36,801	34,879
Wholesale | Commercial and industrial [Member] | Non Criticized [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	33,205	30,874
Wholesale | Commercial and industrial [Member] | Criticized performing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	2,389	2,371
Wholesale | Commercial and industrial [Member] | Criticized total nonaccrual [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	1,207	1,634
Wholesale | Real estate [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	52,392	53,635
Percentage of total criticized to total retained loans	11.91%	16.23%
Percentage of nonaccrual loans to total retained loans	2.74%	5.48%
Wholesale | Real estate [Member] | Total U.S.[Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	50,767	51,672
Wholesale | Real estate [Member] | Total non-U.S.[Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	1,625	1,963
Wholesale | Real estate [Member] | Current and less than 30 days past due and still accruing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	50,752	50,299
Wholesale | Real estate [Member] | 30-89 days past due and still accruing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	155	290
Wholesale | Real estate [Member] | 90 days or more past due and still accruing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	48	109
Wholesale | Real estate [Member] | Nonaccrual [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	1,437	2,937
Wholesale | Real estate [Member] | Investment grade [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	29,425	28,504
Wholesale | Real estate [Member] | Total noninvestment grade [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	22,967	25,131
Wholesale | Real estate [Member] | Non Criticized [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	16,725	16,425
Wholesale | Real estate [Member] | Criticized performing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	4,805	5,769
Wholesale | Real estate [Member] | Criticized total nonaccrual [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	1,437	2,937
Wholesale | Financial institutions [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	36,428	31,458
Percentage of total criticized to total retained loans	0.72%	1.44%
Percentage of nonaccrual loans to total retained loans	0.18%	0.43%
Wholesale | Financial institutions [Member] | Total U.S.[Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	10,535	11,702
Wholesale | Financial institutions [Member] | Total non-U.S.[Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	25,893	19,756
Wholesale | Financial institutions [Member] | Current and less than 30 days past due and still accruing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	36,261	31,289
Wholesale | Financial institutions [Member] | 30-89 days past due and still accruing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	100	31
Wholesale | Financial institutions [Member] | 90 days or more past due and still accruing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	2	2
Wholesale | Financial institutions [Member] | Nonaccrual [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	65	136
Wholesale | Financial institutions [Member] | Investment grade [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	26,848	22,525
Wholesale | Financial institutions [Member] | Total noninvestment grade [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	9,580	8,933
Wholesale | Financial institutions [Member] | Non Criticized [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	9,317	8,480
Wholesale | Financial institutions [Member] | Criticized performing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	198	317
Wholesale | Financial institutions [Member] | Criticized total nonaccrual [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	65	136
Wholesale | Government agencies [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	7,184	7,278
Percentage of total criticized to total retained loans	0.38%	0.34%
Percentage of nonaccrual loans to total retained loans	0.32%	0.30%
Wholesale | Government agencies [Member] | Total U.S.[Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	6,009	6,408
Wholesale | Government agencies [Member] | Total non-U.S.[Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	1,175	870
Wholesale | Government agencies [Member] | Current and less than 30 days past due and still accruing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	7,158	7,222
Wholesale | Government agencies [Member] | 30-89 days past due and still accruing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	3	34
Wholesale | Government agencies [Member] | 90 days or more past due and still accruing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	0	0
Wholesale | Government agencies [Member] | Nonaccrual [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	23	22
Wholesale | Government agencies [Member] | Investment grade [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	6,797	6,871
Wholesale | Government agencies [Member] | Total noninvestment grade [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	387	407
Wholesale | Government agencies [Member] | Non Criticized [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	360	382
Wholesale | Government agencies [Member] | Criticized performing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	4	3
Wholesale | Government agencies [Member] | Criticized total nonaccrual [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	23	22
Wholesale | Other [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	74,667	63,563
Percentage of total criticized to total retained loans	1.72%	1.73%
Percentage of nonaccrual loans to total retained loans	0.84%	1.23%
Wholesale | Other [Member] | Total U.S.[Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	43,316	37,732
Wholesale | Other [Member] | Total non-U.S.[Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	31,351	25,831
Wholesale | Other [Member] | Current and less than 30 days past due and still accruing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	73,419	61,837
Wholesale | Other [Member] | 30-89 days past due and still accruing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	599	704
Wholesale | Other [Member] | 90 days or more past due and still accruing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	19	241
Wholesale | Other [Member] | Nonaccrual [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	630	781
Wholesale | Other [Member] | Investment grade [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	66,691	56,450
Wholesale | Other [Member] | Total noninvestment grade [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	7,976	7,113
Wholesale | Other [Member] | Non Criticized [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	6,694	6,012
Wholesale | Other [Member] | Criticized performing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	652	320
Wholesale | Other [Member] | Criticized total nonaccrual [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	630	781
Wholesale | Total U.S.[Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	162,155	156,359
Wholesale | Total non-U.S.[Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	82,069	66,151
Wholesale | Current and less than 30 days past due and still accruing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	239,793	215,148
Wholesale | 30-89 days past due and still accruing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	997	1,493
Wholesale | 90 days or more past due and still accruing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	72	359
Wholesale | Nonaccrual [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	3,362	5,510
Wholesale | Investment grade [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	166,513	146,047
Wholesale | Total noninvestment grade [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	77,711	76,463
Wholesale | Non Criticized [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	66,301	62,173
Wholesale | Criticized performing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	8,048	8,780
Wholesale | Criticized total nonaccrual [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	$ 3,362	$ 5,510

Loans - Wholesale RealEstate Loans, Credit Rating (Details 2) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010
Wholesale Real Estate Loans
Total retained loans	$ 684,916	$ 685,498	$ 695,210
Wholesale
Wholesale Real Estate Loans
Total retained loans	244,224	222,510
Wholesale | Commercial and industrial [Member]
Wholesale Real Estate Loans
Total retained loans	73,553	66,576
Wholesale | Real estate [Member]
Wholesale Real Estate Loans
Total retained loans	52,392	53,635
Criticized exposure	6,242	8,706
% of criticized exposure to total real estate retained loans	11.91%	16.23%
Criticized nonaccrual	1,437	2,937
% of criticized nonaccrual to total real estate retained loans	2.74%	5.48%
Wholesale | Multi-family [Member]
Wholesale Real Estate Loans
Total retained loans	31,226	30,604
Criticized exposure	3,236	3,798
% of criticized exposure to total real estate retained loans	10.36%	12.41%
Criticized nonaccrual	764	1,016
% of criticized nonaccrual to total real estate retained loans	2.45%	3.32%
Wholesale | Commercial lessors [Member]
Wholesale Real Estate Loans
Total retained loans	14,161	15,796
Criticized exposure	1,902	3,593
% of criticized exposure to total real estate retained loans	13.43%	22.75%
Criticized nonaccrual	348	1,549
% of criticized nonaccrual to total real estate retained loans	2.46%	9.81%
Wholesale | Commercial construction and development [Member]
Wholesale Real Estate Loans
Total retained loans	3,078	3,395
Criticized exposure	445	619
% of criticized exposure to total real estate retained loans	14.46%	18.23%
Criticized nonaccrual	127	174
% of criticized nonaccrual to total real estate retained loans	4.13%	5.13%
Wholesale | Wholesale Realestate Others [Member]
Wholesale Real Estate Loans
Total retained loans	3,927	3,840
Criticized exposure	659	696
% of criticized exposure to total real estate retained loans	16.78%	18.13%
Criticized nonaccrual	198	198
% of criticized nonaccrual to total real estate retained loans	5.04%	5.16%
Wholesale | Financial institutions [Member]
Wholesale Real Estate Loans
Total retained loans	36,428	31,458
Wholesale | Government agencies [Member]
Wholesale Real Estate Loans
Total retained loans	7,184	7,278
Wholesale | Other [Member]
Wholesale Real Estate Loans
Total retained loans	$ 74,667	$ 63,563

Loans - Impaired Loans (Details 3) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Loans receivable held for investment, Net of Deferred Income	$ 684,916	$ 695,210	$ 684,916	$ 695,210	$ 685,498
Impaired loans	7,011		7,011		5,344
Allowance for loan losses related to impaired loans	820		820		811
Unpaid principal balance of impaired loans	9,422		9,422		7,195
Impaired Loans On Nonaccrual Status	1,678		1,678		1,267
Average Impaired Loans And Related Interest Income Abstract
Impaired loans (average)	6,717	4,316	6,266	3,966
Impaired Financing Receivable, Interest Income, Accrual Method	76	49	143	98
Impaired Financing Receivable, Interest Income, Cash Basis Method	8	12	14	17
Wholesale
Financing Receivable, Impaired [Line Items]
Loans receivable held for investment, Net of Deferred Income	244,224		244,224		222,510
Impaired loans	3,380		3,380		5,486
Allowance for loan losses related to impaired loans	749		749		1,574
Unpaid principal balance of impaired loans	4,914		4,914		7,260
Average Impaired Loans And Related Interest Income Abstract
Impaired loans (average)	4,252	6,119	4,645	6,288
Wholesale | Commercial and industrial [Member]
Financing Receivable, Impaired [Line Items]
Loans receivable held for investment, Net of Deferred Income	73,553		73,553		66,576
Impaired loans	1,262		1,262		1,669
Allowance for loan losses related to impaired loans	331		331		435
Unpaid principal balance of impaired loans	1,979		1,979		2,453
Average Impaired Loans And Related Interest Income Abstract
Impaired loans (average)	1,426	1,574	1,486	1,739
Wholesale | Commercial and industrial [Member] | Impaired Financing Receivable with Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Impaired loans	1,143		1,143		1,512
Wholesale | Commercial and industrial [Member] | Impaired Financing Receivable with No Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Impaired loans	119		119		157
Wholesale | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Loans receivable held for investment, Net of Deferred Income	52,392		52,392		53,635
Impaired loans	1,400		1,400		2,955
Allowance for loan losses related to impaired loans	251		251		825
Unpaid principal balance of impaired loans	1,384		1,384		3,487
Average Impaired Loans And Related Interest Income Abstract
Impaired loans (average)	2,101	3,399	2,421	3,220
Wholesale | Real Estate [Member] | Impaired Financing Receivable with Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Impaired loans	1,077		1,077		2,510
Wholesale | Real Estate [Member] | Impaired Financing Receivable with No Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Impaired loans	323		323		445
Wholesale | Financial institutions [Member]
Financing Receivable, Impaired [Line Items]
Loans receivable held for investment, Net of Deferred Income	36,428		36,428		31,458
Impaired loans	65		65		135
Allowance for loan losses related to impaired loans	14		14		61
Unpaid principal balance of impaired loans	132		132		244
Average Impaired Loans And Related Interest Income Abstract
Impaired loans (average)	67	270	81	391
Wholesale | Financial institutions [Member] | Impaired Financing Receivable with Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Impaired loans	44		44		127
Wholesale | Financial institutions [Member] | Impaired Financing Receivable with No Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Impaired loans	21		21		8
Wholesale | Government agencies [Member]
Financing Receivable, Impaired [Line Items]
Loans receivable held for investment, Net of Deferred Income	7,184		7,184		7,278
Impaired loans	23		23		22
Allowance for loan losses related to impaired loans	14		14		14
Unpaid principal balance of impaired loans	23		23		30
Average Impaired Loans And Related Interest Income Abstract
Impaired loans (average)	23	4	22	4
Wholesale | Government agencies [Member] | Impaired Financing Receivable with Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Impaired loans	23		23		22
Wholesale | Government agencies [Member] | Impaired Financing Receivable with No Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Impaired loans	0		0		0
Wholesale | Wholesale Other Member
Financing Receivable, Impaired [Line Items]
Loans receivable held for investment, Net of Deferred Income	74,667		74,667		63,563
Impaired loans	630		630		705
Allowance for loan losses related to impaired loans	139		139		239
Unpaid principal balance of impaired loans	1,396		1,396		1,046
Average Impaired Loans And Related Interest Income Abstract
Impaired loans (average)	635	872	635	934
Wholesale | Wholesale Other Member | Impaired Financing Receivable with Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Impaired loans	565		565		697
Wholesale | Wholesale Other Member | Impaired Financing Receivable with No Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Impaired loans	65		65		8
Wholesale | Impaired Financing Receivable with Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Impaired loans	2,852		2,852		4,868
Wholesale | Impaired Financing Receivable with No Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Impaired loans	528		528		618
Consumer Excluding Credit Card
Financing Receivable, Impaired [Line Items]
Loans receivable held for investment, Net of Deferred Income	315,169		315,169		327,464
Consumer Excluding Credit Card | Other Consumer [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	847		847		876
Allowance for loan losses related to impaired loans	229		229		264
Unpaid principal balance of impaired loans	994		994		1,031
Financing Receivable, Recorded Investment, Nonaccrual Status	637		637		697
Average Impaired Loans And Related Interest Income Abstract
Impaired loans (average)	856	776	863	706
Consumer Excluding Credit Card | Other Consumer [Member] | Impaired Financing Receivable with Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Impaired loans	846		846		876
Consumer Excluding Credit Card | Other Consumer [Member] | Impaired Financing Receivable with No Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Impaired loans	1		1		0
Consumer Excluding Credit Card | Impaired Financing Receivable with Related Allowance [Domain] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	88		88		102
Consumer Excluding Credit Card | Impaired Financing Receivable with Related Allowance [Domain] | Consumer business banking [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	758		758		774
Consumer Excluding Credit Card | Impaired Financing Receivable with No Related Allowance [Domain] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	1		1		0
Consumer Excluding Credit Card | Impaired Financing Receivable with No Related Allowance [Domain] | Consumer business banking [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	0		0		0
Consumer Excluding Credit Card | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	89		89		102
Allowance for loan losses related to impaired loans	12		12		16
Unpaid principal balance of impaired loans	122		122		132
Financing Receivable, Recorded Investment, Nonaccrual Status	39		39		50
Average Impaired Loans And Related Interest Income Abstract
Impaired loans (average)	92	130	95	128
Consumer Excluding Credit Card | Consumer business banking [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	758		758		774
Allowance for loan losses related to impaired loans	217		217		248
Unpaid principal balance of impaired loans	872		872		899
Financing Receivable, Recorded Investment, Nonaccrual Status	598		598		647
Average Impaired Loans And Related Interest Income Abstract
Impaired loans (average)	764	646	768	578
Consumer Loan Excluding Credit Card
Financing Receivable, Impaired [Line Items]
Loans receivable held for investment, Net of Deferred Income	315,169		315,169		327,464
Residential real estate, excluding PCI [Member]
Financing Receivable, Impaired [Line Items]
Loans receivable held for investment, Net of Deferred Income	167,468		167,468		174,211
Impaired Financing Receivable with Related Allowance [Domain] | Home Equity Senior Lien [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	244		244		211
Impaired Financing Receivable with No Related Allowance [Domain] | Home Equity Senior Lien [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	17		17		15
Home Equity Senior Lien [Member]
Financing Receivable, Impaired [Line Items]
Loans receivable held for investment, Net of Deferred Income	22,969		22,969		24,376
Impaired loans	261		261		226
Allowance for loan losses related to impaired loans	82		82		77
Unpaid principal balance of impaired loans	320		320		265
Impaired Loans On Nonaccrual Status	53		53		38
Average Impaired Loans And Related Interest Income Abstract
Impaired loans (average)	245	221	238	193
Impaired Financing Receivable, Interest Income, Accrual Method	2	3	5	5
Impaired Financing Receivable, Interest Income, Cash Basis Method	1	1	1	1
Impaired Financing Receivable with Related Allowance [Domain] | Home Equity Junior Lien [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	489		489		258
Impaired Financing Receivable with No Related Allowance [Domain] | Home Equity Junior Lien [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	28		28		25
Home Equity Junior Lien [Member]
Financing Receivable, Impaired [Line Items]
Loans receivable held for investment, Net of Deferred Income	59,782		59,782		64,009
Impaired loans	517		517		283
Allowance for loan losses related to impaired loans	148		148		82
Unpaid principal balance of impaired loans	715		715		402
Impaired Loans On Nonaccrual Status	232		232		63
Average Impaired Loans And Related Interest Income Abstract
Impaired loans (average)	469	255	411	262
Impaired Financing Receivable, Interest Income, Accrual Method	4	5	8	8
Impaired Financing Receivable, Interest Income, Cash Basis Method	1	1	1	1
Impaired Financing Receivable with Related Allowance [Domain] | Prime Mortgages, including option ARMs [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	2,812		2,812		1,525
Impaired Financing Receivable with No Related Allowance [Domain] | Prime Mortgages, including option ARMs [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	578		578		559
Prime Mortgages, including option ARMs [Member]
Financing Receivable, Impaired [Line Items]
Loans receivable held for investment, Net of Deferred Income	74,276		74,276		74,539
Impaired loans	3,390		3,390		2,084
Allowance for loan losses related to impaired loans	78		78		97
Unpaid principal balance of impaired loans	4,308		4,308		2,751
Impaired Loans On Nonaccrual Status	698		698		534
Average Impaired Loans And Related Interest Income Abstract
Impaired loans (average)	3,216	1,365	2,848	1,171
Impaired Financing Receivable, Interest Income, Accrual Method	33	12	59	29
Impaired Financing Receivable, Interest Income, Cash Basis Method	3	4	6	5
Impaired Financing Receivable with Related Allowance [Domain] | Subprime Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	2,666		2,666		2,563
Impaired Financing Receivable with No Related Allowance [Domain] | Subprime Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	177		177		188
Subprime Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Loans receivable held for investment, Net of Deferred Income	10,441		10,441		11,287
Impaired loans	2,843		2,843		2,751
Allowance for loan losses related to impaired loans	512		512		555
Unpaid principal balance of impaired loans	4,079		4,079		3,777
Impaired Loans On Nonaccrual Status	695		695		632
Average Impaired Loans And Related Interest Income Abstract
Impaired loans (average)	2,787	2,475	2,769	2,340
Impaired Financing Receivable, Interest Income, Accrual Method	37	29	71	56
Impaired Financing Receivable, Interest Income, Cash Basis Method	3	6	6	10
Other Consumer [Member]
Financing Receivable, Impaired [Line Items]
Loans receivable held for investment, Net of Deferred Income	78,707		78,707		80,490
Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Loans receivable held for investment, Net of Deferred Income	46,796		46,796		48,367
Consumer business banking [Member]
Financing Receivable, Impaired [Line Items]
Loans receivable held for investment, Net of Deferred Income	17,141		17,141		16,812
Impaired Financing Receivable with Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Impaired loans	6,211		6,211		4,557
Impaired Financing Receivable with No Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Impaired loans	$ 800		$ 800		$ 787

Loans - Modified in TDRs (Details 4) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Wholesale
Loans modified in troubled debt restructurings	$ 1,000	$ 1,143
TDRs on nonaccrual status	929	1,018
Additional commitments to lend to borrowers whose loans have been modified in TDRs	186	1
Wholesale | Commercial and industrial [Member]
Loans modified in troubled debt restructurings	683	212
TDRs on nonaccrual status	628	163
Additional commitments to lend to borrowers whose loans have been modified in TDRs	186	1
Wholesale | Real estate [Member]
Loans modified in troubled debt restructurings	289	907
TDRs on nonaccrual status	273	831
Additional commitments to lend to borrowers whose loans have been modified in TDRs	0	0
Wholesale | Financial institutions [Member]
Loans modified in troubled debt restructurings	0	1
TDRs on nonaccrual status	0	1
Additional commitments to lend to borrowers whose loans have been modified in TDRs	0	0
Wholesale | Government agencies [Member]
Loans modified in troubled debt restructurings	22	22
TDRs on nonaccrual status	22	22
Additional commitments to lend to borrowers whose loans have been modified in TDRs	0	0
Wholesale | Other [Member]
Loans modified in troubled debt restructurings	6	1
TDRs on nonaccrual status	6	1
Additional commitments to lend to borrowers whose loans have been modified in TDRs	0	0
Other Consumer [Member]
Loans modified in troubled debt restructurings	517	486
TDRs on nonaccrual status	307	307
Consumer Loans Auto Financing Receivable [Member]
Loans modified in troubled debt restructurings	88	91
TDRs on nonaccrual status	38	39
Consumer business banking [Member]
Loans modified in troubled debt restructurings	429	395
TDRs on nonaccrual status	$ 269	$ 268

Loans - Summary of Consumer Loans excluding Credit Card (Details 5) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	$ 684,916	$ 685,498	$ 695,210
Consumer Loan Excluding Credit Card
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	315,169	327,464
Residential real estate, excluding PCI [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	167,468	174,211
Home Equity - Senior Lien [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	22,969	24,376
Home Equity - Junior Lien [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	59,782	64,009
Prime Mortgages, including option ARMs [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	74,276	74,539
Subprime Mortgage [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	10,441	11,287
Total other consumer [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	78,707	80,490
Auto [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	46,796	48,367
Consumer business banking [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	17,141	16,812
Student And Other Loans [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	14,770	15,311
PCI Home Equity [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	23,535	24,459
PCI Prime Mortgage [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	16,200	17,322
PCI Subprime Mortgage [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	5,187	5,398
PCI Option ARMs [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	$ 24,072	$ 25,584

Loans - Consumer Loans excluding Credit Card, Delinquency (Details 6a) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	$ 684,916	$ 685,498	$ 695,210
Residential real estate, excluding PCI [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	167,468	174,211
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	5.35%	5.88%
Residential real estate, excluding PCI [Member] | Current and less than 30 days past due and still accruing [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	148,453	153,630
Residential real estate, excluding PCI [Member] | 30 - 149 Days Past Due [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	5,602	7,158
Residential real estate, excluding PCI [Member] | 150 or more days past due [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	13,413	13,423
Residential real estate, excluding PCI [Member] | Past Due And Still Accruing 90 Days Or More Member
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	0	0
Residential real estate, excluding PCI [Member] | Nonaccrual [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	7,390	7,793
Residential real estate, excluding PCI [Member] | Past Due 90 Days Or More And Government Guaranteed [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	9,129	9,417
Current and less than 30 days past due and still accruing [Member] | Home Equity Senior Lien [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	22,252	23,615
150 or more days past due [Member] | Home Equity Senior Lien [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	356	347
Past Due And Still Accruing 90 Days Or More Member | Home Equity Senior Lien [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	0	0
Nonaccrual [Member] | Home Equity Senior Lien [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	481	479
Home Equity Senior Lien [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	22,969	24,376
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	3.12%	3.12%
Home Equity Senior Lien [Member] | 30 - 149 Days Past Due [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	361	414
Home Equity Senior Lien [Member] | Past Due 90 Days Or More And Government Guaranteed [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	0	0
Current and less than 30 days past due and still accruing [Member] | Home Equity Junior Lien [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	58,345	62,315
150 or more days past due [Member] | Home Equity Junior Lien [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	222	186
Past Due And Still Accruing 90 Days Or More Member | Home Equity Junior Lien [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	0	0
Nonaccrual [Member] | Home Equity Junior Lien [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	827	784
Home Equity Junior Lien [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	59,782	64,009
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	2.40%	2.65%
Home Equity Junior Lien [Member] | 30 - 149 Days Past Due [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	1,215	1,508
Home Equity Junior Lien [Member] | Past Due 90 Days Or More And Government Guaranteed [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	0	0
Current and less than 30 days past due and still accruing [Member] | Prime Mortgages, including option ARMs [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	59,841	59,223
150 or more days past due [Member] | Prime Mortgages, including option ARMs [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	11,305	11,264
Past Due And Still Accruing 90 Days Or More Member | Prime Mortgages, including option ARMs [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	0	0
Nonaccrual [Member] | Prime Mortgages, including option ARMs [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	4,024	4,320
Prime Mortgages, including option ARMs [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	74,276	74,539
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	5.90%	6.68%
Prime Mortgages, including option ARMs [Member] | 30 - 149 Days Past Due [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	3,130	4,052
Prime Mortgages, including option ARMs [Member] | Past Due 90 Days Or More And Government Guaranteed [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	9,129	9,417
Current and less than 30 days past due and still accruing [Member] | Subprime Mortgage [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	8,015	8,477
150 or more days past due [Member] | Subprime Mortgage [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	1,530	1,626
Past Due And Still Accruing 90 Days Or More Member | Subprime Mortgage [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	0	0
Nonaccrual [Member] | Subprime Mortgage [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	2,058	2,210
Subprime Mortgage [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	10,441	11,287
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	23.24%	24.90%
Subprime Mortgage [Member] | 30 - 149 Days Past Due [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	896	1,184
Subprime Mortgage [Member] | Past Due 90 Days Or More And Government Guaranteed [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	0	0
Current and less than 30 days past due and still accruing [Member] | Mortgage Loans Insured by US Government Agencies [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	3,000	2,500
150 or more days past due [Member] | Mortgage Loans Insured by US Government Agencies [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	8,200	7,900
Mortgage Loans Insured by US Government Agencies [Member] | 30 - 149 Days Past Due [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	1,900	2,500
Nonaccrual [Member] | Past Due 90 Days Or More And Government Guaranteed [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	$ 5,700	$ 2,800

Loans - Consumer Loans excluding Credit Card, FICO and LTV (Details 6b) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	$ 684,916	$ 685,498	$ 695,210
Residential real estate, excluding PCI [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	167,468	174,211
Loans guaranteed by the U.S. government	13,099	12,949
Residential real estate, excluding PCI [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	10,414	10,668
Residential real estate, excluding PCI [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	5,024	5,439
Residential real estate, excluding PCI [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	6,252	6,383
Residential real estate, excluding PCI [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	15,290	15,261
Residential real estate, excluding PCI [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	25,510	26,878
Residential real estate, excluding PCI [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	7,920	8,553
Residential real estate, excluding PCI [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	71,316	74,638
Residential real estate, excluding PCI [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	12,643	13,442
Subprime Mortgage [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	10,441	11,287
Loans guaranteed by the U.S. government	0	0
Subprime Mortgage [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	360	338
Subprime Mortgage [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,120	1,153
Subprime Mortgage [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	528	506
Subprime Mortgage [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,446	1,486
Subprime Mortgage [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	881	925
Subprime Mortgage [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,761	1,955
Subprime Mortgage [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,989	2,252
Subprime Mortgage [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,356	2,672
Prime Mortgages, including option ARMs [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	74,276	74,539
Loans guaranteed by the U.S. government	13,099	12,949
Prime Mortgages, including option ARMs [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	3,005	3,039
Prime Mortgages, including option ARMs [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,477	1,595
Prime Mortgages, including option ARMs [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	4,683	4,733
Prime Mortgages, including option ARMs [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,793	1,775
Prime Mortgages, including option ARMs [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	10,251	10,720
Prime Mortgages, including option ARMs [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,674	2,786
Prime Mortgages, including option ARMs [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	32,669	32,385
Prime Mortgages, including option ARMs [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	4,625	4,557
Home Equity Senior Lien [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	22,969	24,376
Loans guaranteed by the U.S. government	0	0
Home Equity Senior Lien [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	350	363
Home Equity Senior Lien [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	176	196
Home Equity Senior Lien [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	690	619
Home Equity Senior Lien [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	268	249
Home Equity Senior Lien [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,955	1,900
Home Equity Senior Lien [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	653	657
Home Equity Senior Lien [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	16,199	17,474
Home Equity Senior Lien [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,678	2,918
Home Equity Junior Lien [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	59,782	64,009
Loans guaranteed by the U.S. government	0	0
Home Equity Junior Lien [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	6,699	6,928
Home Equity Junior Lien [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,251	2,495
Home Equity Junior Lien [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	9,389	9,403
Home Equity Junior Lien [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,745	2,873
Home Equity Junior Lien [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	12,423	13,333
Home Equity Junior Lien [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,832	3,155
Home Equity Junior Lien [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	20,459	22,527
Home Equity Junior Lien [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Less than 660 [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by FICO Score, by LTV Ratio [Line Items]
Loans receivable held for investment, Net of Deferred Income	$ 2,984	$ 3,295

Loans - Consumer Loans excluding Credit Card, Geographic Region (Details 6c) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	$ 684,916	$ 685,498	$ 695,210
Residential real estate, excluding PCI [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	167,468	174,211
Residential real estate, excluding PCI [Member] | California [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	37,081	39,012
Residential real estate, excluding PCI [Member] | New York [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	25,925	26,518
Residential real estate, excluding PCI [Member] | Arizona [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	5,600	6,024
Residential real estate, excluding PCI [Member] | Ohio [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	4,015	4,315
Residential real estate, excluding PCI [Member] | Texas [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	8,380	8,747
Residential real estate, excluding PCI [Member] | Florida [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	10,245	10,820
Residential real estate, excluding PCI [Member] | Illinois [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	9,856	10,116
Residential real estate, excluding PCI [Member] | New Jersey [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	6,612	6,909
Residential real estate, excluding PCI [Member] | Michigan [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	3,811	4,051
Residential real estate, excluding PCI [Member] | Washington [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	4,963	5,221
Residential real estate, excluding PCI [Member] | All Other States [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	50,980	52,478
Subprime Mortgage [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	10,441	11,287
Subprime Mortgage [Member] | California [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,601	1,730
Subprime Mortgage [Member] | New York [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,288	1,381
Subprime Mortgage [Member] | Arizona [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	221	244
Subprime Mortgage [Member] | Ohio [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	254	275
Subprime Mortgage [Member] | Texas [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	323	345
Subprime Mortgage [Member] | Florida [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,309	1,422
Subprime Mortgage [Member] | Illinois [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	424	468
Subprime Mortgage [Member] | New Jersey [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	491	534
Subprime Mortgage [Member] | Michigan [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	266	294
Subprime Mortgage [Member] | Washington [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	230	247
Subprime Mortgage [Member] | All Other States [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	4,034	4,347
Prime Mortgages, including option ARMs [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	74,276	74,539
Prime Mortgages, including option ARMs [Member] | California [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	18,580	19,278
Prime Mortgages, including option ARMs [Member] | New York [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	9,817	9,587
Prime Mortgages, including option ARMs [Member] | Arizona [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,248	1,320
Prime Mortgages, including option ARMs [Member] | Ohio [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	452	462
Prime Mortgages, including option ARMs [Member] | Texas [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,731	2,569
Prime Mortgages, including option ARMs [Member] | Florida [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	4,688	4,840
Prime Mortgages, including option ARMs [Member] | Illinois [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	3,892	3,765
Prime Mortgages, including option ARMs [Member] | New Jersey [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,016	2,026
Prime Mortgages, including option ARMs [Member] | Michigan [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	943	963
Prime Mortgages, including option ARMs [Member] | Washington [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,979	2,056
Prime Mortgages, including option ARMs [Member] | All Other States [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	27,930	27,673
Home Equity Senior Lien [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	22,969	24,376
Home Equity Senior Lien [Member] | California [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	3,201	3,348
Home Equity Senior Lien [Member] | New York [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	3,162	3,272
Home Equity Senior Lien [Member] | Arizona [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,393	1,481
Home Equity Senior Lien [Member] | Ohio [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,871	2,010
Home Equity Senior Lien [Member] | Texas [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	3,290	3,594
Home Equity Senior Lien [Member] | Florida [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,033	1,088
Home Equity Senior Lien [Member] | Illinois [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,553	1,635
Home Equity Senior Lien [Member] | New Jersey [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	708	732
Home Equity Senior Lien [Member] | Michigan [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,101	1,176
Home Equity Senior Lien [Member] | Washington [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	737	776
Home Equity Senior Lien [Member] | All Other States [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	4,920	5,264
Home Equity Junior Lien [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	59,782	64,009
Home Equity Junior Lien [Member] | California [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	13,699	14,656
Home Equity Junior Lien [Member] | New York [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	11,658	12,278
Home Equity Junior Lien [Member] | Arizona [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,738	2,979
Home Equity Junior Lien [Member] | Ohio [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,438	1,568
Home Equity Junior Lien [Member] | Texas [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,036	2,239
Home Equity Junior Lien [Member] | Florida [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	3,215	3,470
Home Equity Junior Lien [Member] | Illinois [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	3,987	4,248
Home Equity Junior Lien [Member] | New Jersey [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	3,397	3,617
Home Equity Junior Lien [Member] | Michigan [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,501	1,618
Home Equity Junior Lien [Member] | Washington [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,017	2,142
Home Equity Junior Lien [Member] | All Other States [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	$ 14,096	$ 15,194

Loans - Other Consumer Loans, by Delinquency, Geography and Risk (Details 7) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	$ 684,916	$ 685,498	$ 695,210
Other Consumer [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	78,707	80,490
Percentage Of Loans Thirty Plus Days Past Due To Total Retained Loans	1.51%	1.75%
Other Consumer [Member] | Current and less than 30 days past due and still accruing [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	76,551	78,016
Other Consumer [Member] | Past Due And Still Accruing 90 Days Or More Member
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	558	625
Other Consumer [Member] | Nonaccrual [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	960	1,040
Other Consumer [Member] | Noncriticized [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	16,816	16,154
Other Consumer [Member] | Criticized Performing [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,018	1,247
Other Consumer [Member] | Criticized Nonaccrual [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	558	586
Other Consumer [Member] | California [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	6,660	6,488
Other Consumer [Member] | New York [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	7,748	8,057
Other Consumer [Member] | Arizona [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	3,082	3,104
Other Consumer [Member] | Ohio [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	5,310	5,618
Other Consumer [Member] | Texas [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	8,254	8,328
Other Consumer [Member] | Florida [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,777	2,865
Other Consumer [Member] | Illinois [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	4,659	4,868
Other Consumer [Member] | New Jersey [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,525	2,766
Other Consumer [Member] | Michigan [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	4,394	4,564
Other Consumer [Member] | Washington [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,143	1,110
Other Consumer [Member] | All Other States [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	32,155	32,722
Other Consumer [Member] | 30-119 days past due [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,491	1,725
Other Consumer [Member] | Days Past Due, 120 or More [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	665	749
Current and less than 30 days past due and still accruing [Member] | Consumer Loans Auto Financing Receivable [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	46,339	47,778
Past Due And Still Accruing 90 Days Or More Member | Consumer Loans Auto Financing Receivable [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	0	0
Nonaccrual [Member] | Consumer Loans Auto Financing Receivable [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	111	141
Noncriticized [Member] | Consumer Loans Auto Financing Receivable [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	5,702	5,803
Criticized Performing [Member] | Consumer Loans Auto Financing Receivable [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	191	265
Criticized Nonaccrual [Member] | Consumer Loans Auto Financing Receivable [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	1	12
Consumer Loans Auto Financing Receivable [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	46,796	48,367
Percentage Of Loans Thirty Plus Days Past Due To Total Retained Loans	0.98%	1.22%
Consumer Loans Auto Financing Receivable [Member] | California [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	4,260	4,307
Consumer Loans Auto Financing Receivable [Member] | New York [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	3,616	3,875
Consumer Loans Auto Financing Receivable [Member] | Arizona [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,526	1,499
Consumer Loans Auto Financing Receivable [Member] | Ohio [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,738	2,961
Consumer Loans Auto Financing Receivable [Member] | Texas [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	4,423	4,505
Consumer Loans Auto Financing Receivable [Member] | Florida [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,833	1,923
Consumer Loans Auto Financing Receivable [Member] | Illinois [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,413	2,608
Consumer Loans Auto Financing Receivable [Member] | New Jersey [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,804	1,842
Consumer Loans Auto Financing Receivable [Member] | Michigan [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,308	2,434
Consumer Loans Auto Financing Receivable [Member] | Washington [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	731	716
Consumer Loans Auto Financing Receivable [Member] | All Other States [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	21,144	21,697
Consumer Loans Auto Financing Receivable [Member] | 30-119 days past due [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	450	579
Consumer Loans Auto Financing Receivable [Member] | Days Past Due, 120 or More [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	7	10
Current and less than 30 days past due and still accruing [Member] | Consumer business banking [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	16,658	16,240
Past Due And Still Accruing 90 Days Or More Member | Consumer business banking [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	0	0
Nonaccrual [Member] | Consumer business banking [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	770	832
Noncriticized [Member] | Consumer business banking [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	11,114	10,351
Criticized Performing [Member] | Consumer business banking [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	827	982
Criticized Nonaccrual [Member] | Consumer business banking [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	557	574
Consumer business banking [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	17,141	16,812
Percentage Of Loans Thirty Plus Days Past Due To Total Retained Loans	2.82%	3.40%
Consumer business banking [Member] | California [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,114	851
Consumer business banking [Member] | New York [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,865	2,877
Consumer business banking [Member] | Arizona [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,190	1,218
Consumer business banking [Member] | Ohio [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,602	1,647
Consumer business banking [Member] | Texas [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,612	2,550
Consumer business banking [Member] | Florida [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	248	220
Consumer business banking [Member] | Illinois [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,331	1,320
Consumer business banking [Member] | New Jersey [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	233	422
Consumer business banking [Member] | Michigan [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,387	1,401
Consumer business banking [Member] | Washington [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	142	115
Consumer business banking [Member] | All Other States [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	4,417	4,191
Consumer business banking [Member] | 30-119 days past due [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	299	351
Consumer business banking [Member] | Days Past Due, 120 or More [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	184	221
Current and less than 30 days past due and still accruing [Member] | Student And Other Loans [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	13,554	13,998
Past Due And Still Accruing 90 Days Or More Member | Student And Other Loans [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	558	625
Nonaccrual [Member] | Student And Other Loans [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	79	67
Student And Other Loans [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	14,770	15,311
Percentage Of Loans Thirty Plus Days Past Due To Total Retained Loans	1.68%	1.61%
Student And Other Loans [Member] | California [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,286	1,330
Student And Other Loans [Member] | New York [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,267	1,305
Student And Other Loans [Member] | Arizona [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	366	387
Student And Other Loans [Member] | Ohio [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	970	1,010
Student And Other Loans [Member] | Texas [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,219	1,273
Student And Other Loans [Member] | Florida [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	696	722
Student And Other Loans [Member] | Illinois [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	915	940
Student And Other Loans [Member] | New Jersey [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	488	502
Student And Other Loans [Member] | Michigan [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	699	729
Student And Other Loans [Member] | Washington [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	270	279
Student And Other Loans [Member] | All Other States [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	6,594	6,834
Student And Other Loans [Member] | 30-119 days past due [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	742	795
Student And Other Loans [Member] | Days Past Due, 120 or More [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	$ 474	$ 518

Loans - Residential RealEstate - PCI Loans, Delinquency (Details 8a) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011	Dec. 31, 2010
Purchased Credit Impaired [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Value	$ 68,994	$ 72,763
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses	4,941	4,941
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	80,206	86,073
Percentage Of Loans Thirty Plus Days Past Due To Total Retained Loans	26.20%	28.20%
Purchased Credit Impaired [Member] | Current and less than 30 days past due and still accruing [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	59,191	61,802
Purchased Credit Impaired [Member] | Days Past Due, 30 to 149 [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	4,672	6,051
Purchased Credit Impaired [Member] | Days Past Due 150 Or More [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	16,343	18,220
Current and less than 30 days past due and still accruing [Member] | PCI Option ARMs [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	18,208	18,672
Days Past Due 150 Or More [Member] | PCI Option ARMs [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	8,601	9,904
PCI Option ARMs [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Value	24,072	25,584
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses	1,494	1,494
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	28,445	30,791
Percentage Of Loans Thirty Plus Days Past Due To Total Retained Loans	35.99%	39.36%
PCI Option ARMs [Member] | Days Past Due, 30 to 149 [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,636	2,215
Current and less than 30 days past due and still accruing [Member] | PCI Home Equity [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	24,223	25,783
Days Past Due 150 Or More [Member] | PCI Home Equity [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,274	1,181
PCI Home Equity [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Value	23,535	24,459
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses	1,583	1,583
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	26,611	28,312
Percentage Of Loans Thirty Plus Days Past Due To Total Retained Loans	8.97%	8.93%
PCI Home Equity [Member] | Days Past Due, 30 to 149 [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,114	1,348
Current and less than 30 days past due and still accruing [Member] | PCI Prime Mortgage [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	12,396	13,035
Days Past Due 150 Or More [Member] | PCI Prime Mortgage [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	3,948	4,425
PCI Prime Mortgage [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Value	16,200	17,322
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses	1,766	1,766
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	17,473	18,928
Percentage Of Loans Thirty Plus Days Past Due To Total Retained Loans	29.06%	31.13%
PCI Prime Mortgage [Member] | Days Past Due, 30 to 149 [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,129	1,468
Current and less than 30 days past due and still accruing [Member] | PCI Subprime Mortgage [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	4,364	4,312
Days Past Due 150 Or More [Member] | PCI Subprime Mortgage [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	2,520	2,710
PCI Subprime Mortgage [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Value	5,187	5,398
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses	98	98
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	7,677	8,042
Percentage Of Loans Thirty Plus Days Past Due To Total Retained Loans	43.15%	46.38%
PCI Subprime Mortgage [Member] | Days Past Due, 30 to 149 [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	$ 793	$ 1,020

Loans - Residential RealEstate - PCI Loans, FICO and LTV (Details 8b) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Purchased Credit Impaired [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	$ 80,206	$ 86,073
Purchased Credit Impaired [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	11,061	11,802
Purchased Credit Impaired [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	13,906	15,246
Purchased Credit Impaired [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	13,639	14,584
Purchased Credit Impaired [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	11,716	12,375
Purchased Credit Impaired [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	9,764	10,491
Purchased Credit Impaired [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	7,856	8,367
Purchased Credit Impaired [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	6,150	6,551
Purchased Credit Impaired [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	6,114	6,657
PCI Home Equity [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	26,611	28,312
PCI Home Equity [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	6,066	6,289
PCI Home Equity [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	3,635	4,043
PCI Home Equity [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	5,733	6,053
PCI Home Equity [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	2,546	2,696
PCI Home Equity [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	3,704	3,995
PCI Home Equity [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,383	1,482
PCI Home Equity [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	2,503	2,641
PCI Home Equity [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,041	1,113
PCI Prime Mortgage [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	17,473	18,928
PCI Prime Mortgage [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	2,168	2,400
PCI Prime Mortgage [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	2,604	2,744
PCI Prime Mortgage [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	3,466	3,815
PCI Prime Mortgage [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	2,814	3,011
PCI Prime Mortgage [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,870	1,970
PCI Prime Mortgage [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,690	1,857
PCI Prime Mortgage [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,306	1,443
PCI Prime Mortgage [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,555	1,688
PCI Subprime Mortgage [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	7,677	8,042
PCI Subprime Mortgage [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	450	432
PCI Subprime Mortgage [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	2,072	2,129
PCI Subprime Mortgage [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	424	424
PCI Subprime Mortgage [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,661	1,663
PCI Subprime Mortgage [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	341	374
PCI Subprime Mortgage [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,365	1,477
PCI Subprime Mortgage [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	178	186
PCI Subprime Mortgage [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,186	1,357
PCI Option ARMs [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	28,445	30,791
PCI Option ARMs [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	2,377	2,681
PCI Option ARMs [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	5,595	6,330
PCI Option ARMs [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	4,016	4,292
PCI Option ARMs [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	4,695	5,005
PCI Option ARMs [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	3,849	4,152
PCI Option ARMs [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	3,418	3,551
PCI Option ARMs [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	2,163	2,281
PCI Option ARMs [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	$ 2,332	$ 2,499

Loans - Residential RealEstate - PCI Loans, Geographic (Details 8c) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Purchased Credit Impaired [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	$ 80,206	$ 86,073
Purchased Credit Impaired [Member] | California [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	42,618	46,004
Purchased Credit Impaired [Member] | New York [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	4,653	4,866
Purchased Credit Impaired [Member] | Arizona [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,389	1,591
Purchased Credit Impaired [Member] | Ohio [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	358	382
Purchased Credit Impaired [Member] | Texas [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,230	1,309
Purchased Credit Impaired [Member] | Florida [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	8,317	8,936
Purchased Credit Impaired [Member] | Illinois [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	2,294	2,387
Purchased Credit Impaired [Member] | New Jersey [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	2,301	2,406
Purchased Credit Impaired [Member] | Michigan [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	839	933
Purchased Credit Impaired [Member] | Washington [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	2,745	2,909
Purchased Credit Impaired [Member] | All Other States [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	13,462	14,350
PCI Home Equity [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	26,611	28,312
PCI Home Equity [Member] | California [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	16,002	17,012
PCI Home Equity [Member] | New York [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,245	1,316
PCI Home Equity [Member] | Arizona [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	504	539
PCI Home Equity [Member] | Ohio [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	34	38
PCI Home Equity [Member] | Texas [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	487	525
PCI Home Equity [Member] | Florida [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	2,449	2,595
PCI Home Equity [Member] | Illinois [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	591	627
PCI Home Equity [Member] | New Jersey [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	506	540
PCI Home Equity [Member] | Michigan [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	88	95
PCI Home Equity [Member] | Washington [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,445	1,535
PCI Home Equity [Member] | All Other States [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	3,260	3,490
PCI Option ARMs [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	28,445	30,791
PCI Option ARMs [Member] | California [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	14,811	16,130
PCI Option ARMs [Member] | New York [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,623	1,703
PCI Option ARMs [Member] | Arizona [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	441	528
PCI Option ARMs [Member] | Ohio [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	119	131
PCI Option ARMs [Member] | Texas [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	147	155
PCI Option ARMs [Member] | Florida [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	3,581	3,916
PCI Option ARMs [Member] | Illinois [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	741	760
PCI Option ARMs [Member] | New Jersey [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,020	1,064
PCI Option ARMs [Member] | Michigan [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	297	345
PCI Option ARMs [Member] | Washington [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	704	745
PCI Option ARMs [Member] | All Other States [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	4,961	5,314
PCI Prime Mortgage [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	17,473	18,928
PCI Prime Mortgage [Member] | California [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	9,981	10,891
PCI Prime Mortgage [Member] | New York [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,064	1,111
PCI Prime Mortgage [Member] | Arizona [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	299	359
PCI Prime Mortgage [Member] | Ohio [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	86	91
PCI Prime Mortgage [Member] | Texas [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	176	194
PCI Prime Mortgage [Member] | Florida [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,407	1,519
PCI Prime Mortgage [Member] | Illinois [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	535	562
PCI Prime Mortgage [Member] | New Jersey [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	467	486
PCI Prime Mortgage [Member] | Michigan [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	255	279
PCI Prime Mortgage [Member] | Washington [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	422	451
PCI Prime Mortgage [Member] | All Other States [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	2,781	2,985
PCI Subprime Mortgage [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	7,677	8,042
PCI Subprime Mortgage [Member] | California [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,824	1,971
PCI Subprime Mortgage [Member] | New York [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	721	736
PCI Subprime Mortgage [Member] | Arizona [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	145	165
PCI Subprime Mortgage [Member] | Ohio [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	119	122
PCI Subprime Mortgage [Member] | Texas [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	420	435
PCI Subprime Mortgage [Member] | Florida [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	880	906
PCI Subprime Mortgage [Member] | Illinois [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	427	438
PCI Subprime Mortgage [Member] | New Jersey [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	308	316
PCI Subprime Mortgage [Member] | Michigan [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	199	214
PCI Subprime Mortgage [Member] | Washington [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	174	178
PCI Subprime Mortgage [Member] | All Other States [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	$ 2,460	$ 2,561

Loans - PCI Loans, Accretable Yield (Details 9) (Purchased Credit Impaired [Member], USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Purchased Credit Impaired [Member]
Accretable Yield Activity [Roll Forward]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield	$ 18,816	$ 20,571	$ 19,097	$ 25,544
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield, Accretion	706	787	1,410	1,673
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield, Changes In Interest Rates On Variable Rate Loans	181	333	213	727
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield, Reclassifications to Nonaccretable Difference	(154)	(170)	(609)	3,523
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield CLONE	$ 18,083	$ 19,621	$ 18,083	$ 19,621
Accretable yield percentage	4.36%	4.20%	4.32%	4.39%

Loans - Credit Card Loans, by Portfolio, by Delinquency (Details 10a) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010
Credit Card Loans, by Class, by Delinquency [Line Items]
Loans receivable held for investment, Net of Deferred Income	$ 684,916	$ 685,498	$ 695,210
Credit Card
Credit Card Loans, by Class, by Delinquency [Line Items]
Loans receivable held for investment, Net of Deferred Income	125,523	135,524
Credit Card | Current and less than 30 days past due and still accruing [Member] | Credit Card
Credit Card Loans, by Class, by Delinquency [Line Items]
Loans receivable held for investment, Net of Deferred Income	121,783	129,918
Credit Card | Days Past Due 30 To 89 And Still Accruing Member | Credit Card
Credit Card Loans, by Class, by Delinquency [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,788	2,551
Credit Card | Past Due And Still Accruing 90 Days Or More Member | Credit Card
Credit Card Loans, by Class, by Delinquency [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,950	3,053
Credit Card | Nonaccrual [Member] | Credit Card
Credit Card Loans, by Class, by Delinquency [Line Items]
Loans and Leases Receivable, Impaired, Nonperforming, Nonaccrual of Interest	2	2
Credit Card | Credit Card
Credit Card Loans, by Class, by Delinquency [Line Items]
Loans receivable held for investment, Net of Deferred Income	125,523	135,524
Retained Loans Percentage Equal Or Greater Than Thirty Days Past Due	2.98%	4.14%
Percentage Of Loans Ninety Plus Days Past Due To Total Retained Loans	1.55%	2.25%
Current and less than 30 days past due and still accruing [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card
Credit Card Loans, by Class, by Delinquency [Line Items]
Loans receivable held for investment, Net of Deferred Income	110,676	117,248
Days Past Due 30 To 89 And Still Accruing Member | Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card
Credit Card Loans, by Class, by Delinquency [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,487	2,092
Past Due And Still Accruing 90 Days Or More Member | Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card
Credit Card Loans, by Class, by Delinquency [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,601	2,449
Nonaccrual [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card
Credit Card Loans, by Class, by Delinquency [Line Items]
Loans and Leases Receivable, Impaired, Nonperforming, Nonaccrual of Interest	2	2
Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card
Credit Card Loans, by Class, by Delinquency [Line Items]
Loans receivable held for investment, Net of Deferred Income	113,766	121,791
Retained Loans Percentage Equal Or Greater Than Thirty Days Past Due	2.71%	3.73%
Percentage Of Loans Ninety Plus Days Past Due To Total Retained Loans	1.41%	2.01%
Current and less than 30 days past due and still accruing [Member] | Washington Mutual Credit Card Portfolio [Member] | Credit Card
Credit Card Loans, by Class, by Delinquency [Line Items]
Loans receivable held for investment, Net of Deferred Income	11,107	12,670
Days Past Due 30 To 89 And Still Accruing Member | Washington Mutual Credit Card Portfolio [Member] | Credit Card
Credit Card Loans, by Class, by Delinquency [Line Items]
Loans receivable held for investment, Net of Deferred Income	301	459
Past Due And Still Accruing 90 Days Or More Member | Washington Mutual Credit Card Portfolio [Member] | Credit Card
Credit Card Loans, by Class, by Delinquency [Line Items]
Loans receivable held for investment, Net of Deferred Income	349	604
Nonaccrual [Member] | Washington Mutual Credit Card Portfolio [Member] | Credit Card
Credit Card Loans, by Class, by Delinquency [Line Items]
Loans and Leases Receivable, Impaired, Nonperforming, Nonaccrual of Interest	0	0
Washington Mutual Credit Card Portfolio [Member] | Credit Card
Credit Card Loans, by Class, by Delinquency [Line Items]
Loans receivable held for investment, Net of Deferred Income	$ 11,757	$ 13,733
Retained Loans Percentage Equal Or Greater Than Thirty Days Past Due	5.53%	7.74%
Percentage Of Loans Ninety Plus Days Past Due To Total Retained Loans	2.97%	4.40%

Loans - Credit Card Loans, by Portfolio, by Geographic Region (Details 10b) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	$ 684,916	$ 685,498	$ 695,210
Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	125,523	135,524
Credit Card | California [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	16,677	18,104
Credit Card | New York [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	9,885	10,572
Credit Card | Ohio [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	4,965	5,436
Credit Card | Texas [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	9,680	10,223
Credit Card | Florida [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	7,179	7,889
Credit Card | Illinois [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	7,114	7,619
Credit Card | New Jersey [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	5,165	5,564
Credit Card | Michigan [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	3,828	4,229
Credit Card | Washington [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,339	2,491
Credit Card | All Other States [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	48,174	51,905
Credit Card | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	125,523	135,524
Credit Card | Credit Card | Georgia [Member]
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,935	3,232
Credit Card | Credit Card | Pennsylvania [Member]
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	4,487	4,945
Credit Card | Credit Card | Virginia [Member]
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	3,095	3,315
California [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	14,421	15,454
New York [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	9,000	9,540
Ohio [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	4,622	5,035
Texas [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	8,812	9,217
Florida [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	6,192	6,724
Illinois [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	6,648	7,077
New Jersey [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	4,743	5,070
Michigan [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	3,595	3,956
Washington [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,959	2,053
All Other States [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	44,214	47,290
Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	113,766	121,791
Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card | Georgia [Member]
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,596	2,834
Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card | Pennsylvania [Member]
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	4,123	4,521
Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card | Virginia [Member]
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,841	3,020
California [Member] | Washington Mutual Credit Card Portfolio [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,256	2,650
New York [Member] | Washington Mutual Credit Card Portfolio [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	885	1,032
Ohio [Member] | Washington Mutual Credit Card Portfolio [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	343	401
Texas [Member] | Washington Mutual Credit Card Portfolio [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	868	1,006
Florida [Member] | Washington Mutual Credit Card Portfolio [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	987	1,165
Illinois [Member] | Washington Mutual Credit Card Portfolio [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	466	542
New Jersey [Member] | Washington Mutual Credit Card Portfolio [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	422	494
Michigan [Member] | Washington Mutual Credit Card Portfolio [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	233	273
Washington [Member] | Washington Mutual Credit Card Portfolio [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	380	438
All Other States [Member] | Washington Mutual Credit Card Portfolio [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	3,960	4,615
Washington Mutual Credit Card Portfolio [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	11,757	13,733
Washington Mutual Credit Card Portfolio [Member] | Credit Card | Georgia [Member]
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	339	398
Washington Mutual Credit Card Portfolio [Member] | Credit Card | Pennsylvania [Member]
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	364	424
Washington Mutual Credit Card Portfolio [Member] | Credit Card | Virginia [Member]
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	$ 254	$ 295

Loans - Credit Card Loans, by Portfolio, by FICO Scores (Details 10c) (Credit Card)	Jun. 30, 2011	Dec. 31, 2010
Credit Card
Credit Card Loans, by Portfolio Segment [Line Items]
Retained Loans Percentage Fico Score Six Hundred Sixty Or Greater	80.40%	77.90%
Retained Loans Percentage Fico Score Less Than Six Hundred Sixty	19.60%	22.10%
Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Credit Card Loans, by Portfolio Segment [Line Items]
Retained Loans Percentage Fico Score Six Hundred Sixty Or Greater	82.70%	80.60%
Retained Loans Percentage Fico Score Less Than Six Hundred Sixty	17.30%	19.40%
Washington Mutual Credit Card Portfolio [Member]
Credit Card Loans, by Portfolio Segment [Line Items]
Retained Loans Percentage Fico Score Six Hundred Sixty Or Greater	60.40%	56.40%
Retained Loans Percentage Fico Score Less Than Six Hundred Sixty	39.60%	43.60%

Loans - Credit Card Loans, Impaired (Details 11) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended			6 Months Ended	12 Months Ended					3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Jun. 30, 2011 Credit Card	Dec. 31, 2010 Credit Card	Jun. 30, 2011 Credit Card Noncompliance With Modified Terms [Member]	Dec. 31, 2010 Credit Card Noncompliance With Modified Terms [Member]	Jun. 30, 2011 Credit Card Completion of Short Term Modification [Member]	Dec. 31, 2010 Credit Card Completion of Short Term Modification [Member]	Jun. 30, 2011 Credit Card	Jun. 30, 2010 Credit Card	Jun. 30, 2011 Credit Card	Jun. 30, 2010 Credit Card	Dec. 31, 2010 Credit Card	Jun. 30, 2011 Chase Credit Card Portfolio Excluding Washington Mutual [Member] Credit Card	Jun. 30, 2010 Chase Credit Card Portfolio Excluding Washington Mutual [Member] Credit Card	Jun. 30, 2011 Chase Credit Card Portfolio Excluding Washington Mutual [Member] Credit Card	Jun. 30, 2010 Chase Credit Card Portfolio Excluding Washington Mutual [Member] Credit Card	Dec. 31, 2010 Chase Credit Card Portfolio Excluding Washington Mutual [Member] Credit Card	Jun. 30, 2011 Washington Mutual Credit Card Portfolio [Member] Credit Card	Jun. 30, 2010 Washington Mutual Credit Card Portfolio [Member] Credit Card	Jun. 30, 2011 Washington Mutual Credit Card Portfolio [Member] Credit Card	Jun. 30, 2010 Washington Mutual Credit Card Portfolio [Member] Credit Card	Dec. 31, 2010 Washington Mutual Credit Card Portfolio [Member] Credit Card	Jun. 30, 2011 Consumer business banking [Member]	Dec. 31, 2010 Consumer business banking [Member]	Jun. 30, 2011 Other Consumer [Member]	Dec. 31, 2010 Other Consumer [Member]	Jun. 30, 2011 Consumer Loans Auto Financing Receivable [Member]	Dec. 31, 2010 Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Default Rate for Modified Credit Card Loans, Estimated Weighted Average						37.40%	36.45%
Impaired Credit Card Loans
Credit card loans with modified payment terms												$ 7,165		$ 7,165		$ 8,255	$ 5,820		$ 5,820		$ 6,685	$ 1,345		$ 1,345		$ 1,570	$ 429	$ 395	$ 517	$ 486	$ 88	$ 91
Modified credit card loans that have reverted to original payment terms								850	1,200	469	590	1,319		1,319		1,750	1,083		1,083		1,439	236		236		311
Total impaired loans	7,011		7,011		5,344							8,484		8,484		10,005	6,903		6,903		8,124	1,581		1,581		1,881
Allowance for loan losses related to impaired loans	820		820		811							3,451		3,451		4,069	2,765		2,765		3,175	686		686		894
Average balance of impaired loans during the period:
Average impaired loans	6,717	4,316	6,266	3,966								8,864	10,987	9,177	10,935		7,205	8,965	7,456	8,938		1,659	2,022	1,721	1,997
Interest income on impaired loans	76	49	143	98								121	152	251	302		94	121	195	240		27	31	56	62
Loans and Leases Receivable, Impaired, Troubled Debt Restructuring, Nonaccrual of Interest																											$ 269	$ 268	$ 307	$ 307	$ 38	$ 39

Loans (Details Textuals) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010
Loans [Line Items]
Total retained loans	$ 684,916,000,000	$ 685,498,000,000	$ 695,210,000,000
Loans (Numeric) [Abstract]
Prime mortgage loans repurchased from Government National Mortgage Association pools, which are insured by U.S. government agencies	13,100,000,000	12,900,000,000
Mortgage loans that are insured by U.S. government agencies excluded from the percentage of 30 plus days past due to retained loans	10,100,000,000	10,300,000,000
Deferred loan costs	2,400,000,000	1,900,000,000
Non performing wholesale loans restructured	938,000,000		1,000,000,000
Modified loans repurchased from U.S.government agencies excluded from troubled debt restructurings	3,500,000,000	3,000,000,000
Student and other loans that are 30 or more days past due and still accruing which are insured by U.S. government agencies under the Federal Family Education Loan Program	968,000,000	1,100,000,000
Total other consumer [Member]
Loans [Line Items]
Total retained loans	78,707,000,000	80,490,000,000
Auto [Member]
Loans [Line Items]
Total retained loans	$ 46,796,000,000	$ 48,367,000,000

Allowance for Credit Losses (Details) (USD $) In Millions	6 Months Ended			6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Jun. 30, 2011 Allowance for Loans and Leases Receivable [Member]	Jun. 30, 2010 Allowance for Loans and Leases Receivable [Member]	Jun. 30, 2011 Allowance for Loans and Leases Receivable [Member] Wholesale	Jun. 30, 2010 Allowance for Loans and Leases Receivable [Member] Wholesale	Jun. 30, 2011 Allowance for Loans and Leases Receivable [Member] Consumer Portfolio Segment [Member]	Jun. 30, 2010 Allowance for Loans and Leases Receivable [Member] Consumer Portfolio Segment [Member]	Jun. 30, 2011 Allowance for Loans and Leases Receivable [Member] Credit Card	Jun. 30, 2010 Allowance for Loans and Leases Receivable [Member] Credit Card	Jun. 30, 2011 Impaired collateral dependent loans [Member]	Jun. 30, 2010 Impaired collateral dependent loans [Member]	Jun. 30, 2011 Impaired collateral dependent loans [Member] Wholesale	Jun. 30, 2010 Impaired collateral dependent loans [Member] Wholesale	Jun. 30, 2011 Impaired collateral dependent loans [Member] Consumer Portfolio Segment [Member]	Jun. 30, 2010 Impaired collateral dependent loans [Member] Consumer Portfolio Segment [Member]	Jun. 30, 2011 Impaired collateral dependent loans [Member] Credit Card	Jun. 30, 2010 Impaired collateral dependent loans [Member] Credit Card	Jun. 30, 2011 Wholesale	Jun. 30, 2010 Wholesale	Jun. 30, 2011 Consumer Portfolio Segment [Member]	Jun. 30, 2010 Consumer Portfolio Segment [Member]	Jun. 30, 2011 Credit Card	Jun. 30, 2010 Credit Card	Dec. 31, 2009 V I E Program Type Three [Member]	Dec. 31, 2009 Firm Sponsored Credit Card Securitization Trusts [Member]	Dec. 31, 2009 Firm Administered Multi Seller Conduits Member
Allowance for loan losses [Abstract]
Allowance for loan losses at January 1	$ 32,266	$ 31,602																		$ 4,761	$ 7,145	$ 16,471	$ 14,785	$ 11,034	$ 9,672
Cumulative effect of changes in accounting principles				0	7,494	0	14	0	127	0	7,353
Gross charge-offs	7,966	14,652										112	524	59	297	53	227	0	0	387	1,278	2,817	4,429	4,762	8,945
Gross (recoveries)	(1,143)	(1,028)																		(142)	(88)	(275)	(228)	(726)	(712)
Net charge-offs	6,823	13,624																		245	1,190	2,542	4,201	4,036	8,233
Provision for loan losses	3,068	10,371																		(414)	(812)	2,446	5,450	1,036	5,733
Other	9	(7)																		(11)	(9)	12	3	8	(1)
Ending balance at March 31	28,520	35,836																		4,091	5,148	16,387	16,164	8,042	14,524
Allowance for loan losses by impairment methodology:
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	5,249	7,261																		749	1,324	1,049	1,091	3,451	4,846
Formula-based	18,330	25,764																		3,342	3,824	10,397	12,262	4,591	9,678
Purchased Credit Impaired	4,941	2,811																		0	0	4,941	2,811	0	0
Total allowance for loan losses	28,520	35,836																		4,091	5,148	16,387	16,164	8,042	14,524
Loans by impairment methodology:
Asset-specific	19,722	21,976																		3,380	5,661	7,858	5,428	8,484	10,887
Formula-based	596,146	596,239																		240,790	207,232	238,317	256,900	117,039	132,107
Purchased credit-impaired	69,048	76,995																		54	94	68,994	76,901	0	0
Total retained loans	684,916	695,210	685,498																	244,224	212,987	315,169	339,229	125,523	142,994
Loans And Leases Receivable Impaired Collateral Dependent Loans At Fair Value	2,007	2,865																		1,144	2,064	863	801	0	0
Cumulative effect of change in accounting principles on the Allowance for loan losses																										127	7,400	14
Asset-specific consumer excluding credit card allowance for loan losses included in troubled-debt restructurings	$ 962	$ 946

Allowance For Credit Losses - Lending Related Commitments (Details 1) (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Allowance for lending-related commitments [Abstract]
Allowance for lending-related commitments at January 1	$ 717	$ 939
Provision for lending-related commitments	(89)	2
Other	(2)	(11)
Allowance for lending-related commitments at March 31	626	912
Allowance for lending related commitments by impairment methodology
Asset-specific	144	248
Formula-based	482	664
Allowance for lending-related commitments	626	912
Lending-related commitments by impairment methodology:
Total lending related commitments	965,963	944,493	958,709
Impaired collateral-dependent loans:
Net charge-offs	7,966	14,652
Impaired collateral dependent loans at fair value, less cost to sell	2,007	2,865
Impaired collateral-dependent loans [Member]
Impaired collateral-dependent loans:
Net charge-offs	112	524
Asset Specific [Member]
Lending-related commitments by impairment methodology:
Total lending related commitments	793	1,195
Asset Specific [Member] | Wholesale
Lending-related commitments by impairment methodology:
Total lending related commitments	793	1,195
Asset Specific [Member] | Consumer Excluding Credit Card
Lending-related commitments by impairment methodology:
Total lending related commitments	0	0
Asset Specific [Member] | Credit Card
Lending-related commitments by impairment methodology:
Total lending related commitments	0	0
Formula Based [Member]
Lending-related commitments by impairment methodology:
Total lending related commitments	965,170	943,298
Formula Based [Member] | Wholesale
Lending-related commitments by impairment methodology:
Total lending related commitments	364,896	323,357
Formula Based [Member] | Consumer Excluding Credit Card
Lending-related commitments by impairment methodology:
Total lending related commitments	64,649	69,499
Formula Based [Member] | Credit Card
Lending-related commitments by impairment methodology:
Total lending related commitments	535,625	550,442
Allowance for Lending Related Commitments [Member]
Allowance for lending-related commitments [Abstract]
Cumulative effect of changes in accounting principles	0	(18)
Allowance for Lending Related Commitments [Member] | Wholesale
Allowance for lending-related commitments [Abstract]
Cumulative effect of changes in accounting principles	0	(18)
Allowance for Lending Related Commitments [Member] | Consumer Excluding Credit Card
Allowance for lending-related commitments [Abstract]
Cumulative effect of changes in accounting principles	0	0
Allowance for Lending Related Commitments [Member] | Credit Card
Allowance for lending-related commitments [Abstract]
Cumulative effect of changes in accounting principles	0	0
Wholesale
Allowance for lending-related commitments [Abstract]
Allowance for lending-related commitments at January 1	711	927
Provision for lending-related commitments	(89)	4
Other	(2)	(11)
Allowance for lending-related commitments at March 31	620	902
Allowance for lending related commitments by impairment methodology
Asset-specific	144	248
Formula-based	476	654
Allowance for lending-related commitments	620	902
Lending-related commitments by impairment methodology:
Total lending related commitments	365,689	324,552
Consumer Excluding Credit Card
Allowance for lending-related commitments [Abstract]
Allowance for lending-related commitments at January 1	6	12
Provision for lending-related commitments	0	(2)
Other	0	0
Allowance for lending-related commitments at March 31	6	10
Allowance for lending related commitments by impairment methodology
Asset-specific	0	0
Formula-based	6	10
Allowance for lending-related commitments	6	10
Lending-related commitments by impairment methodology:
Total lending related commitments	64,649	69,499
Credit Card
Allowance for lending-related commitments [Abstract]
Allowance for lending-related commitments at January 1	0	0
Provision for lending-related commitments	0	0
Other	0	0
Allowance for lending-related commitments at March 31	0	0
Allowance for lending related commitments by impairment methodology
Asset-specific	0	0
Formula-based	0	0
Allowance for lending-related commitments	0	0
Lending-related commitments by impairment methodology:
Total lending related commitments	$ 535,625	$ 550,442

Variable Interest Entities - Firm Sponsored Variable Interest Entities (Details) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Beneficial interests issued by consolidated variable interest entities (included $911 and $1,495 at fair value)	$ 67,457,000,000	$ 77,649,000,000
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Total assets held by securitization VIEs	364,200,000,000	391,100,000,000
Percentage of the Firm's retained securitization interests risk-rated 'A' or better, at fair value	66.00%	66.00%
Variable Interest Entity, Primary Beneficiary [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Assets held in consolidated securitization VIEs	8,200,000,000	8,600,000,000
Variable Interest Entity, Primary Beneficiary [Member] | Prime [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Assets held in consolidated securitization VIEs	2,200,000,000	2,200,000,000
Variable Interest Entity, Primary Beneficiary [Member] | Subprime [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Assets held in consolidated securitization VIEs	1,400,000,000	1,600,000,000
Variable Interest Entity, Primary Beneficiary [Member] | Option Arms
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Assets held in consolidated securitization VIEs	300,000,000	300,000,000
Variable Interest Entity, Primary Beneficiary [Member] | Commercial mortgage [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Assets held in consolidated securitization VIEs	0	0
Variable Interest Entity, Primary Beneficiary [Member] | Student [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Assets held in consolidated securitization VIEs	4,300,000,000	4,500,000,000
Firm Sponsored Credit Card Securitization Trusts [Member] | Collateralized Credit Card Securities [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Consolidated Assets	52,700,000,000	68,500,000,000
Beneficial interests issued by consolidated variable interest entities (included $911 and $1,495 at fair value)	35,700,000,000	44,300,000,000
Variable Interest Entity, Not Primary Beneficiary [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Assets held in nonconsolidated securitization VIEs with continuing involvement	300,319,000,000	326,516,000,000
JPMorgan Chase interests in securitized assets	3,000,000,000	3,600,000,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Prime [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Assets held in nonconsolidated securitization VIEs with continuing involvement	132,042,000,000	143,764,000,000
JPMorgan Chase interests in securitized assets	700,000,000	700,000,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Prime [Member] | Trading assets
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	700,000,000	700,000,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Prime [Member] | Available-for-sale Securities [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Variable Interest Entity, Not Primary Beneficiary [Member] | Subprime [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Assets held in nonconsolidated securitization VIEs with continuing involvement	38,497,000,000	40,721,000,000
JPMorgan Chase interests in securitized assets	0	0
Variable Interest Entity, Not Primary Beneficiary [Member] | Subprime [Member] | Trading assets
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Variable Interest Entity, Not Primary Beneficiary [Member] | Subprime [Member] | Available-for-sale Securities [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Variable Interest Entity, Not Primary Beneficiary [Member] | Option Arms
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Assets held in nonconsolidated securitization VIEs with continuing involvement	33,412,000,000	35,786,000,000
JPMorgan Chase interests in securitized assets	0	0
Variable Interest Entity, Not Primary Beneficiary [Member] | Option Arms | Trading assets
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Variable Interest Entity, Not Primary Beneficiary [Member] | Option Arms | Available-for-sale Securities [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Variable Interest Entity, Not Primary Beneficiary [Member] | Commercial mortgage [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	2,300,000,000	2,900,000,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Commercial mortgage [Member] | Trading assets
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	1,600,000,000	2,000,000,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Commercial mortgage [Member] | Available-for-sale Securities [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	700,000,000	900,000,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Student [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Assets held in nonconsolidated securitization VIEs with continuing involvement	0	0
JPMorgan Chase interests in securitized assets	0	0
Variable Interest Entity, Not Primary Beneficiary [Member] | Student [Member] | Trading assets
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Variable Interest Entity, Not Primary Beneficiary [Member] | Student [Member] | Available-for-sale Securities [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Variable Interest Entity, Not Primary Beneficiary [Member] | Trading assets
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	2,300,000,000	2,700,000,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Available-for-sale Securities [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	700,000,000	900,000,000
External Credit Rating, Non Investment Grade [Member] | Prime [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Retained Interest, Fair Value Disclosure	480,000,000	552,000,000
Prime [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Total assets held by securitization VIEs	140,300,000,000	153,100,000,000
Prime [Member] | Investment Grade A or Better
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Retained Interest, Fair Value Disclosure	175,000,000	157,000,000
Subprime [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Total assets held by securitization VIEs	41,600,000,000	44,000,000,000
Option Arms
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Total assets held by securitization VIEs	33,700,000,000	36,100,000,000
External Credit Rating, Non Investment Grade [Member] | Commercial mortgage [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Retained Interest, Fair Value Disclosure	282,000,000	250,000,000
Commercial mortgage [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Total assets held by securitization VIEs	144,300,000,000	153,400,000,000
Commercial mortgage [Member] | Investment Grade A or Better
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Retained Interest, Fair Value Disclosure	2,000,000,000	2,600,000,000
Student [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Total assets held by securitization VIEs	4,300,000,000	4,500,000,000
Investment Bank [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Senior Securities Purchased, Excluded from Interests Continued To Be Held By Transferor, Fair Value	165,000,000	182,000,000
Subordinated Securities Purchased, Excluded From Interests Continued To Be Held by Transferor, Fair Value	$ 28,000,000	$ 18,000,000

Variable Interest Entities - Resecuritizations, Multi-seller Conduits (Details 1) (USD $)	3 Months Ended			6 Months Ended
	Jun. 30, 2011		Jun. 30, 2010	Jun. 30, 2011		Jun. 30, 2010	Dec. 31, 2010
Variable Interest Entity [Line Items]
Securities transferred to agency resecuritization VIEs	$ 8,500,000,000		$ 7,800,000,000	$ 17,300,000,000		$ 14,300,000,000
Securities transferred to private-label re-securitization VIEs	0		663,000,000	192,000,000		1,000,000,000
Assets	2,246,764,000,000	[1]		2,246,764,000,000	[1]		2,117,605,000,000	[1]
Unfunded Portion of Commitments to Multi-Seller Conduits	965,963,000,000		944,493,000,000	965,963,000,000		944,493,000,000	958,709,000,000
Nonconsolidated Private-Label Re-securitizations [Member]
Variable Interest Entity [Line Items]
Assets	4,500,000,000			4,500,000,000			3,600,000,000
Residential Mortgage Backed Securities [Member] | Mortgage Securitization Entities Member | Re securitizations [Member] | Private label Resecuritizations [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	357,000,000			357,000,000			477,000,000
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	155,000,000			155,000,000			230,000,000
Mortgage Securitization Entities Member | Re securitizations [Member]
Variable Interest Entity [Line Items]
Senior and subordinated interest in nonconsolidated agency re-securitization entities	2,800,000,000			2,800,000,000			3,500,000,000
Mortgage Securitization Entities Member | Re securitizations [Member] | Private label Resecuritizations [Member]
Variable Interest Entity [Line Items]
Senior and subordinated interest in nonconsolidated agency re-securitization entities	10,000,000			10,000,000			46,000,000
Commercial Mortgage Backed Securities [Member] | Firm Administered Multi Seller Conduits Member
Variable Interest Entity [Line Items]
Unfunded Portion of Commitments to Multi-Seller Conduits	11,300,000,000			11,300,000,000			10,000,000,000
Firm Administered Multi Seller Conduits Member
Variable Interest Entity [Line Items]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	22,200,000,000			22,200,000,000			21,700,000,000
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	$ 22,200,000,000			$ 22,200,000,000			$ 21,600,000,000

[1]	The following table presents information on assets and liabilities related to VIEs that are consolidated by the Firm at June��30, 2011, and December��31, 2010. The difference between total VIE assets and liabilities represents the Firm���s interests in those entities, which were eliminated in consolidation.

Variable Interest Entities - Municipal Bond Vehicle VIEs (Details 2a) (USD $)	Jun. 30, 2011		Dec. 31, 2010		Jun. 30, 2010	Jun. 30, 2011 Consolidated Entities [Member] Variable Interest Entity, Primary Beneficiary [Member] Municipal Bonds [Member]	Dec. 31, 2010 Consolidated Entities [Member] Variable Interest Entity, Primary Beneficiary [Member] Municipal Bonds [Member]	Jun. 30, 2011 Consolidated Entities [Member] Variable Interest Entity, Not Primary Beneficiary [Member] Municipal Bonds [Member] Standby Letters of Credit, and Other Financial Guarantees [Member]	Jun. 30, 2011 Consolidated Entities [Member] Municipal Bonds [Member]	Dec. 31, 2010 Consolidated Entities [Member] Municipal Bonds [Member]	Jun. 30, 2011 Noninvestment-grade Nonconsolidated Municipal Bond Vehicles [Member] Municipal Bonds [Member]	Dec. 31, 2010 Noninvestment-grade Nonconsolidated Municipal Bond Vehicles [Member] Municipal Bonds [Member]	Jun. 30, 2011 Nonconsolidated Municipal Bond Vehicles [Member] Municipal Bonds [Member] years	Dec. 31, 2010 Nonconsolidated Municipal Bond Vehicles [Member] Municipal Bonds [Member] years	Jun. 30, 2011 Nonconsolidated Municipal Bond Vehicles [Member] Municipal Bonds [Member] Investment Grade AAA to AAA-	Dec. 31, 2010 Nonconsolidated Municipal Bond Vehicles [Member] Municipal Bonds [Member] Investment Grade AAA to AAA-	Jun. 30, 2011 Nonconsolidated Municipal Bond Vehicles [Member] Municipal Bonds [Member] Investment Grade AAplus to AA-	Dec. 31, 2010 Nonconsolidated Municipal Bond Vehicles [Member] Municipal Bonds [Member] Investment Grade AAplus to AA-	Jun. 30, 2011 Nonconsolidated Municipal Bond Vehicles [Member] Municipal Bonds [Member] Investment Grade Aplus to A-	Dec. 31, 2010 Nonconsolidated Municipal Bond Vehicles [Member] Municipal Bonds [Member] Investment Grade Aplus to A-	Jun. 30, 2011 Nonconsolidated Municipal Bond Vehicles [Member] Municipal Bonds [Member] Investment Grade BBB to BBB-	Dec. 31, 2010 Nonconsolidated Municipal Bond Vehicles [Member] Municipal Bonds [Member] Investment Grade BBB to BBB-	Jun. 30, 2011 Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary [Member]	Jun. 30, 2011 Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary [Member]	Jun. 30, 2011 Standby Letters of Credit, and Other Financial Guarantees [Member]	Dec. 31, 2010 Standby Letters of Credit, and Other Financial Guarantees [Member]
Firm's exposure to nonconsolidated municipal bond VIEs [Abstract]
Fair value of non-consolidated assets held by VIEs	$ 2,246,764,000,000	[1]	$ 2,117,605,000,000	[1]							$ 0	$ 0	$ 12,900,000,000	$ 13,700,000,000	$ 1,700,000,000	$ 1,900,000,000	$ 10,500,000,000	$ 11,200,000,000	$ 700,000,000	$ 600,000,000	$ 0	$ 0	$ 90,200,000,000	$ 108,900,000,000
Liquidity facilities provided by Firm serving as liquidity provider													7,900,000,000	8,800,000,000
Excess/ (deficit)													5,000,000,000	4,900,000,000
Maximum exposure									7,900,000,000	8,800,000,000															27,900,000,000	27,800,000,000
Weighted average expected life of assets (years)													9.8	15.5
Total lending related commitments	965,963,000,000		958,709,000,000		944,493,000,000			10,000,000																			97,050,000,000	94,837,000,000
Variable Interest Entity, Consolidated Assets						$ 3,300,000,000	$ 4,600,000,000

[1]	The following table presents information on assets and liabilities related to VIEs that are consolidated by the Firm at June��30, 2011, and December��31, 2010. The difference between total VIE assets and liabilities represents the Firm���s interests in those entities, which were eliminated in consolidation.

Variable Interest Entities - Credit Related Note, Asset Swap Vehicle VIEs (Details 2b) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Credit linked notes [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Exposure to non-consolidated VIEs	$ 2,900,000,000	$ 3,800,000,000
Par value of collateral held by VIEs	20,400,000,000	20,200,000,000
Credit linked notes [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Net derivative receivables [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Exposure to non-consolidated VIEs	2,800,000,000	3,800,000,000
Credit linked notes [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Trading assets
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Exposure to non-consolidated VIEs	100,000,000	0
Static structure [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Exposure to non-consolidated VIEs	700,000,000	1,000,000,000
Par value of collateral held by VIEs	10,900,000,000	9,500,000,000
Static structure [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Net derivative receivables [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Exposure to non-consolidated VIEs	700,000,000	1,000,000,000
Static structure [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Trading assets
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Exposure to non-consolidated VIEs	0	0
Managed structure [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Exposure to non-consolidated VIEs	2,200,000,000	2,800,000,000
Par value of collateral held by VIEs	9,500,000,000	10,700,000,000
Managed structure [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Net derivative receivables [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Exposure to non-consolidated VIEs	2,100,000,000	2,800,000,000
Managed structure [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Trading assets
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Exposure to non-consolidated VIEs	100,000,000	0
Asset Swap VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Exposure to non-consolidated VIEs	400,000,000	300,000,000
Par value of collateral held by VIEs	7,500,000,000	7,600,000,000
Asset Swap VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Net derivative receivables [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Exposure to non-consolidated VIEs	400,000,000	300,000,000
Asset Swap VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Trading assets
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Exposure to non-consolidated VIEs	0	0
Variable Interest Entity, Not Primary Beneficiary [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Exposure to non-consolidated VIEs	3,300,000,000	4,100,000,000
Par value of collateral held by VIEs	27,900,000,000	27,800,000,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Net derivative receivables [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Exposure to non-consolidated VIEs	3,200,000,000	4,100,000,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Trading assets
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Exposure to non-consolidated VIEs	100,000,000	0
Credit linked notes [Member] | Variable Interest Entity, Primary Beneficiary
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	122,000,000	142,000,000
Asset Swap VIEs [Member] | Variable Interest Entity, Primary Beneficiary
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets		$ 0

Variable Interest Entities - Third-party Sponsored VIEs (Details 2c) (Variable Interest Entity, Not Primary Beneficiary [Member], USD $)	Jun. 30, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Fair value of non-consolidated assets held by VIEs	$ 3,300,000,000	$ 4,100,000,000
Third-Party Credit Card Securitization Trusts [Member]
Variable Interest Entity [Line Items]
Loans and Leases Receivable, Gross, Consumer, Revolving, Credit Card	1,000,000,000
Third-Party Credit Card Securitization Trusts [Member] | Available-for-sale Securities [Member]
Variable Interest Entity [Line Items]
Fair value of non-consolidated assets held by VIEs	$ 2,900,000,000	$ 3,100,000,000

Variable Interest Entities - Consolidated VIE Assets and Liabilities (Details 3) (USD $)	Jun. 30, 2011		Dec. 31, 2010
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Trading assets (included assets pledged of $99,140 and $73,056)	$ 458,722,000,000		$ 489,892,000,000
Customer receivables representing primarily margin loans to prime and retail brokerage	689,736,000,000		692,927,000,000
Other assets	108,109,000,000		105,291,000,000
Fair value of non-consolidated assets held by VIEs	2,246,764,000,000	[1]	2,117,605,000,000	[1]
Beneficial interests issued by consolidated variable interest entities (included $911 and $1,495 at fair value)	67,457,000,000		77,649,000,000
Total liabilities	2,063,885,000,000	[1]	1,941,499,000,000	[1]
Firm-sponsored credit card trusts [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Customer receivables representing primarily margin loans to prime and retail brokerage	51,700,000,000		67,200,000,000
Other assets	1,000,000,000		1,300,000,000
Fair value of non-consolidated assets held by VIEs	52,700,000,000		68,500,000,000
Beneficial interests issued by consolidated variable interest entities (included $911 and $1,495 at fair value)	35,700,000,000		44,300,000,000
Other liabilities	0		0
Total liabilities	35,700,000,000		44,300,000,000
Firm-sponsored credit card trusts [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Debt and equity securities [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Trading assets (included assets pledged of $99,140 and $73,056)	0		0
Vie Program Type Other [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Customer receivables representing primarily margin loans to prime and retail brokerage	4,200,000,000		4,400,000,000
Other assets	1,400,000,000		1,600,000,000
Fair value of non-consolidated assets held by VIEs	11,700,000,000		14,000,000,000
Beneficial interests issued by consolidated variable interest entities (included $911 and $1,495 at fair value)	7,600,000,000		9,300,000,000
Other liabilities	100,000,000		300,000,000
Total liabilities	7,700,000,000		9,600,000,000
Vie Program Type Other [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Debt and equity securities [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Trading assets (included assets pledged of $99,140 and $73,056)	6,100,000,000		8,000,000,000
Mortgage securitization entities [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Customer receivables representing primarily margin loans to prime and retail brokerage	2,600,000,000		2,900,000,000
Other assets	0		0
Fair value of non-consolidated assets held by VIEs	3,600,000,000		4,700,000,000
Beneficial interests issued by consolidated variable interest entities (included $911 and $1,495 at fair value)	2,000,000,000		2,400,000,000
Other liabilities	1,500,000,000		1,600,000,000
Total liabilities	3,500,000,000		4,000,000,000
Mortgage securitization entities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Debt and equity securities [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Trading assets (included assets pledged of $99,140 and $73,056)	1,000,000,000		1,800,000,000
Firm-administered multi-seller conduits [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Customer receivables representing primarily margin loans to prime and retail brokerage	21,900,000,000		21,100,000,000
Other assets	300,000,000		600,000,000
Fair value of non-consolidated assets held by VIEs	22,200,000,000		21,700,000,000
Beneficial interests issued by consolidated variable interest entities (included $911 and $1,495 at fair value)	22,200,000,000		21,600,000,000
Other liabilities	0		100,000,000
Total liabilities	22,200,000,000		21,700,000,000
Firm-administered multi-seller conduits [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Debt and equity securities [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Trading assets (included assets pledged of $99,140 and $73,056)	0		0
Variable Interest Entity, Primary Beneficiary [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Customer receivables representing primarily margin loans to prime and retail brokerage	80,400,000,000		95,600,000,000
Other assets	2,700,000,000		3,500,000,000
Fair value of non-consolidated assets held by VIEs	90,200,000,000		108,900,000,000
Beneficial interests issued by consolidated variable interest entities (included $911 and $1,495 at fair value)	67,500,000,000		77,600,000,000
Other liabilities	1,600,000,000		2,000,000,000
Total liabilities	69,100,000,000		79,600,000,000
Variable Interest Entity, Primary Beneficiary [Member] | Debt and equity securities [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Trading assets (included assets pledged of $99,140 and $73,056)	7,100,000,000		9,800,000,000
Variable Interest Entity, Primary Beneficiary [Member] | Long Term Beneficial Interests [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Beneficial interests issued by consolidated variable interest entities (included $911 and $1,495 at fair value)	42,900,000,000		52,600,000,000
Variable Interest Entity, Primary Beneficiary [Member] | Long Term Beneficial Interests Maturities Under One Year [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Beneficial interests issued by consolidated variable interest entities (included $911 and $1,495 at fair value)	13,000,000,000		13,900,000,000
Variable Interest Entity, Primary Beneficiary [Member] | Long Term Beneficial Interests Maturities Between One And Five Years [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Beneficial interests issued by consolidated variable interest entities (included $911 and $1,495 at fair value)	21,400,000,000		29,000,000,000
Variable Interest Entity, Primary Beneficiary [Member] | Long Term Beneficial Interests Maturities Over Five Years [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Beneficial interests issued by consolidated variable interest entities (included $911 and $1,495 at fair value)	$ 8,500,000,000		$ 9,700,000,000

[1]	The following table presents information on assets and liabilities related to VIEs that are consolidated by the Firm at June��30, 2011, and December��31, 2010. The difference between total VIE assets and liabilities represents the Firm���s interests in those entities, which were eliminated in consolidation.

Variable Interest Entities - Securitization Activity (Details 4) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Variable Interest Entity (VIE) or Potential VIE, Information Unavailability [Member]
All cash flows during the period:
Proceeds from new commercial and other securitizations received as securities	$ 1,500	$ 592	$ 3,100	$ 592
Variable Interest Entity (VIE) or Potential VIE, Information Unavailability [Member] | Prime [Member]
Securitization activity [Abstract]
Principal securitized	0	0	0
All cash flows during the period:
Proceeds from new securitizations	0		0
Servicing fees collected	50	89	114	164
Purchases of previously transferred financial assets (or the underlying collateral)	297	52	676	100
Cash flows received on the interests that continue to be held by the Firm	58	73	122	153
Variable Interest Entity (VIE) or Potential VIE, Information Unavailability [Member] | Subprime [Member]
Securitization activity [Abstract]
Principal securitized	0	0	0
All cash flows during the period:
Proceeds from new securitizations	0		0
Servicing fees collected	36	53	95	99
Purchases of previously transferred financial assets (or the underlying collateral)	4	6	10	6
Cash flows received on the interests that continue to be held by the Firm	4	9	8	19
Variable Interest Entity (VIE) or Potential VIE, Information Unavailability [Member] | Option Arms
Securitization activity [Abstract]
Principal securitized	0	0	0
All cash flows during the period:
Proceeds from new securitizations	0		0
Servicing fees collected	100	118	203	235
Purchases of previously transferred financial assets (or the underlying collateral)	4	0	10	0
Cash flows received on the interests that continue to be held by the Firm	1	6	2	12
Variable Interest Entity (VIE) or Potential VIE, Information Unavailability [Member] | Commercial mortgage [Member]
Securitization activity [Abstract]
Principal securitized	1,447	562	2,940
All cash flows during the period:
Proceeds from new securitizations	1,530		3,088
Servicing fees collected	1	1	2	2
Purchases of previously transferred financial assets (or the underlying collateral)	0	0	0	0
Cash flows received on the interests that continue to be held by the Firm	37	30	81	68
Prime [Member]
Securitization activity [Abstract]
Principal securitized				0
Subprime [Member]
Securitization activity [Abstract]
Principal securitized				0
Option Arms
Securitization activity [Abstract]
Principal securitized				0
Commercial mortgage [Member]
Securitization activity [Abstract]
Principal securitized				562
All cash flows during the period:
Proceeds from new securitizations		$ 592		$ 592

Variable Interest Entities - Loans Sold to Third-Party Sponsored Securitization Entities (Details 5) (Variable Interest Entity, Not Primary Beneficiary [Member], USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Variable Interest Entity, Not Primary Beneficiary [Member]
Summary of loan sale activities [Abstract]
Carrying value of loans sold	$ 32,609,000,000	$ 30,173,000,000	$ 71,856,000,000	$ 65,547,000,000
Proceeds received from loan sales as cash	565,000,000	262,000,000	905,000,000	598,000,000
Proceeds received from loan sales as securities	31,511,000,000	29,448,000,000	69,683,000,000	63,818,000,000
Total proceeds received from loan sales	32,076,000,000	29,710,000,000	70,588,000,000	64,416,000,000
Gains on loan sales	30,000,000	70,000,000	52,000,000	91,000,000
Loans Repurchased Or Loans With The Option To Repurchase	13,200,000,000		13,200,000,000		13,000,000,000
Real Estate Acquired Through Foreclosure	$ 2,400,000,000		$ 2,400,000,000		$ 1,900,000,000

Variable Interest Entities - Interest in Securitized Assets Held at Fair Value (Details 6) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2011 years	Jun. 30, 2010	Dec. 31, 2010 years
Key economic assumptions used to determine the fair value of certain of the Firm's retained interests, other than MSRs [Abstract]
Changes In Fair Value Based On Variation In Assumptions Limit First	10.00%
Changes In Fair Value Based On Variation In Assumptions Limit Second	20.00%
Prime [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Key economic assumptions used to determine the fair value of certain of the Firm's retained interests, other than MSRs [Abstract]
JPMorgan Chase interests in securitized assets	$ 656		$ 708
Weighted-average life (in years)	6.7		5.5
Weighted-average constant prepayment rate	7.10%	7.90%
Impact of 10% adverse change	(11)		(15)
Impact of 20% adverse change	(21)		(27)
Weighted-average loss assumption	5.50%	5.20%
Impact of 10% adverse change	(9)		(12)
Impact of 20% adverse change	(17)		(21)
Weighted-average discount rate	14.00%	11.60%
Impact of 10% adverse change	(26)		(26)
Impact of 20% adverse change	(49)		(47)
Subprime [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Key economic assumptions used to determine the fair value of certain of the Firm's retained interests, other than MSRs [Abstract]
JPMorgan Chase interests in securitized assets	21		14
Option Arms | Variable Interest Entity, Not Primary Beneficiary [Member]
Key economic assumptions used to determine the fair value of certain of the Firm's retained interests, other than MSRs [Abstract]
JPMorgan Chase interests in securitized assets	27		29
Commercial mortgage [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Key economic assumptions used to determine the fair value of certain of the Firm's retained interests, other than MSRs [Abstract]
JPMorgan Chase interests in securitized assets	2,315		2,906
Weighted-average life (in years)	2.7		3.3
Weighted-average constant prepayment rate	0.00%	0.00%
Impact of 10% adverse change	0		0
Impact of 20% adverse change	0		0
Weighted-average loss assumption	0.40%	2.10%
Impact of 10% adverse change	(83)		(76)
Impact of 20% adverse change	(170)		(151)
Weighted-average discount rate	20.60%	16.40%
Impact of 10% adverse change	(59)		(69)
Impact of 20% adverse change	$ (107)		$ (134)

Variable Interest Entities - Loan Delinquencies and Net Charge-offs (Details 7) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Total assets held by securitization VIEs	$ 364,200,000,000		$ 364,200,000,000		$ 391,100,000,000
Variable Interest Entity, Not Primary Beneficiary [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	300,319,000,000		300,319,000,000		326,516,000,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Prime [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	132,042,000,000		132,042,000,000		143,764,000,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Subprime [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	38,497,000,000		38,497,000,000		40,721,000,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Option Arms
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	33,412,000,000		33,412,000,000		35,786,000,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Commercial Mortgage Backed and Other Securities [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	96,368,000,000		96,368,000,000		106,245,000,000
Prime [Member] | Securitized loans [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
90 days past due	31,444,000,000		31,444,000,000		33,093,000,000
Liquidation Losses	1,244,000,000	1,696,000,000	2,734,000,000	3,385,000,000
Subprime [Member] | Securitized loans [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
90 days past due	15,186,000,000		15,186,000,000		15,456,000,000
Liquidation Losses	616,000,000	951,000,000	1,616,000,000	2,116,000,000
Option Arms | Securitized loans [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
90 days past due	10,358,000,000		10,358,000,000		10,788,000,000
Liquidation Losses	465,000,000	637,000,000	908,000,000	1,226,000,000
Commercial Mortgage Backed and Other Securities [Member] | Securitized loans [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
90 days past due	5,064,000,000		5,064,000,000		5,791,000,000
Liquidation Losses	250,000,000	116,000,000	454,000,000	143,000,000
Securitized loans [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
90 days past due	62,052,000,000		62,052,000,000		65,128,000,000
Liquidation Losses	2,575,000,000	3,400,000,000	5,712,000,000	6,870,000,000
Securitized loans in which the firm has no continuing involvement	55,700,000,000		55,700,000,000		56,000,000,000
Prime [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Total assets held by securitization VIEs	140,300,000,000		140,300,000,000		153,100,000,000
Subprime [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Total assets held by securitization VIEs	41,600,000,000		41,600,000,000		44,000,000,000
Option Arms
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Total assets held by securitization VIEs	$ 33,700,000,000		$ 33,700,000,000		$ 36,100,000,000

Goodwill and Other Intangible Assets (Details) (USD $) In Millions	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009
Intangible Assets By Major Class [Line Items]
Goodwill	$ 48,882	$ 48,856	$ 48,854	$ 48,320	$ 48,359	$ 48,357
Mortgage servicing rights	12,243	13,093	13,649	11,853	15,531	15,531
Other intangible assets:
Other intangible assets	3,679		4,039
Core Deposit Intangibles [Member]
Other intangible assets:
Other intangible assets	734		879
Other intangibles [Member]
Other intangible assets:
Other intangible assets	1,643		1,670
Purchased Credit Card Relationships [Member]
Other intangible assets:
Other intangible assets	744		897
Other credit card- related intangibles [Member]
Other intangible assets:
Other intangible assets	$ 558		$ 593

Goodwill and Other Intangible Assets - by Business Segment (Details 1) (USD $) In Millions	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009
Goodwill [Line Items]
Total goodwill	$ 48,882	$ 48,856	$ 48,854	$ 48,320	$ 48,359	$ 48,357
Investment Bank
Goodwill [Line Items]
Total goodwill	5,250		5,278
Retail Financial Services
Goodwill [Line Items]
Total goodwill	16,490		16,496
Card Services and Auto
Goodwill [Line Items]
Total goodwill	14,581		14,522
Commercial Banking
Goodwill [Line Items]
Total goodwill	2,864		2,866
Treasury & Securities Services
Goodwill [Line Items]
Total goodwill	1,670		1,680
Asset Management [Member]
Goodwill [Line Items]
Total goodwill	7,650		7,635
Corporate/Private Equity
Goodwill [Line Items]
Total goodwill	$ 377		$ 377

Goodwill and Other Intangible Assets - Changes During Period (Details 2) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Changes in the carrying amount of goodwill [Abstract]
Balance at beginning of period	$ 48,856	$ 48,359	$ 48,854	$ 48,357
Changes during the period:
Business combinations	11	10	6	19
Dispositions	0	0	0	(19)
Other	15	(49)	22	(37)
Balance at March 31,	$ 48,882	$ 48,320	$ 48,882	$ 48,320

Goodwill and Other Intangible Assets - Mortgage Servicing Rights (Details 3) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Mortgage servicing rights activity [Abstract]
Fair value at the beginning of the period	$ 13,093,000,000	$ 15,531,000,000	$ 13,649,000,000	$ 15,531,000,000
MSR activity
Originations of MSRs	562,000,000	533,000,000	1,319,000,000	1,222,000,000
Purchase of MSRs	29,000,000	0	30,000,000	14,000,000
Disposition of MSRs	0	(5,000,000)	0	(5,000,000)
Total net additions	591,000,000	528,000,000	1,349,000,000	1,231,000,000
Change in valuation due to inputs and assumptions	(960,000,000)	(3,584,000,000)	(1,711,000,000)	(3,680,000,000)
Other changes in fair value	(481,000,000)	(622,000,000)	(1,044,000,000)	(1,229,000,000)
Total change in fair value of MSRs	(1,441,000,000)	(4,206,000,000)	(2,755,000,000)	(4,909,000,000)
Fair value at June 30	12,243,000,000	11,853,000,000	12,243,000,000	11,853,000,000
Change in unrealized gains/(losses) included in income related to MSRs held at March 31	(960,000,000)	(3,584,000,000)	(1,711,000,000)	(3,680,000,000)
Contractual service fees, late fees and other ancillary fees included in income	983,000,000	1,148,000,000	2,008,000,000	2,280,000,000
Third-party mortgage loans serviced at June 30 (in billions)	949,000,000,000	1,064,000,000,000	949,000,000,000	1,064,000,000,000
Servicer advances, net at June 30 (in billions)	10,900,000,000	9,300,000,000	10,900,000,000	9,300,000,000
MSR activity supplemental information
Servicing Asset At Fair Value Changes In Fair Value Resulting From Changes In Cost To Service Assumptions			1,100,000,000
Commercial Real Estate, Fair Value, Period Increase (Decrease)	(2,000,000)	(2,000,000)	(4,000,000)	(4,000,000)
Commercial Real Estate, Fair Value	$ 36,000,000	$ 37,000,000	$ 36,000,000	$ 37,000,000

Goodwill and Other Intangible Assets - Mortgage Fees and Related Income (Details 4) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Net production revenue:
Production revenue	$ 767	$ 676	$ 1,446	$ 1,109
Repurchase Losses	(223)	(667)	(643)	(1,099)
Net production revenue	544	9	803	10
Operating revenue:
Loan servicing revenue	1,011	1,186	2,063	2,293
Other changes in MSR asset fair value	(478)	(620)	(1,041)	(1,225)
Total operating revenue	533	566	1,022	1,068
Risk management:
Changes in MSR asset fair value due to inputs or assumptions in model	(960)	(3,584)	(1,711)	(3,680)
Derivative valuation adjustments and other	983	3,895	497	4,143
Total risk management	23	311	(1,214)	463
Total RFS net mortgage servicing revenue	556	877	(192)	1,531
All other	3	2	5	5
Mortgage fees and related income	$ 1,103	$ 888	$ 616	$ 1,546

Goodwill and Other Intangible Assets - Key Economic Assumptions (Details 5) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Key economic assumptions used to determine the fair value of the Firm's Mortgage Servicing Rights (MSRs) [Abstract]
Weighted-average prepayment speed assumption (CPR)	10.63%	11.29%
Impact on fair value of 10% adverse change	$ (775)	$ (809)
Impact on fair value of 20% adverse change	(1,500)	(1,568)
Goodwill increase (decrease) during period	3.85%	3.94%
Impact on fair value of 100 basis points adverse change	(587)	(578)
Impact on fair value of 200 basis points adverse change	$ (1,125)	$ (1,109)

Goodwill and Other Intangible Assets - Other Intangible Assets (Details 6) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Components of credit card relationships, core deposits and other intangible assets [Abstract]
Components of credit card relationships, core deposits and other intangible assets , Net Carrying Value	$ 3,679		$ 3,679		$ 4,039
Increase (Decrease) In Other Intangible Assets			(360)
Amortization of intangibles	212	235	429	478
Indefinite-Lived Intangible Assets (Excluding Goodwill)	600		600
Core Deposit Intangibles [Member]
Components of credit card relationships, core deposits and other intangible assets [Abstract]
Components of credit card relationships, core deposits and other intangible assets , Gross amount	4,132		4,132		4,280
Components of credit card relationships, core deposits and other intangible assets , Accumulated amortization	3,398		3,398		3,401
Components of credit card relationships, core deposits and other intangible assets , Net Carrying Value	734		734		879
Other intangibles [Member]
Components of credit card relationships, core deposits and other intangible assets [Abstract]
Components of credit card relationships, core deposits and other intangible assets , Gross amount	2,498		2,498		2,515
Components of credit card relationships, core deposits and other intangible assets , Accumulated amortization	855		855		845
Components of credit card relationships, core deposits and other intangible assets , Net Carrying Value	1,643		1,643		1,670
Purchased Credit Card Relationships [Member]
Components of credit card relationships, core deposits and other intangible assets [Abstract]
Components of credit card relationships, core deposits and other intangible assets , Gross amount	3,830		3,830		5,789
Components of credit card relationships, core deposits and other intangible assets , Accumulated amortization	3,086		3,086		4,892
Components of credit card relationships, core deposits and other intangible assets , Net Carrying Value	744		744		897
Amortization of intangibles	77	97	157	194
Other credit card- related intangibles [Member]
Components of credit card relationships, core deposits and other intangible assets [Abstract]
Components of credit card relationships, core deposits and other intangible assets , Gross amount	861		861		907
Components of credit card relationships, core deposits and other intangible assets , Accumulated amortization	303		303		314
Components of credit card relationships, core deposits and other intangible assets , Net Carrying Value	558		558		593
Amortization of intangibles	$ 27	$ 26	$ 53	$ 52

Goodwill and Other Intangible Assets - Amortization Expense (Details 7) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
Amortization expense	$ 212	$ 235	$ 429	$ 478
Purchased Credit Card Relationships [Member]
Amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
Amortization expense	77	97	157	194
Other credit card- related intangibles [Member]
Amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
Amortization expense	27	26	53	52
Core Deposit Intangibles [Member]
Amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
Amortization expense	72	83	144	166
Other intangibles [Member]
Amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
Amortization expense	$ 36	$ 29	$ 75	$ 66

Goodwill and Other Intangible Assets - Future Amortization Expense (Details 8) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Estimated future amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
2011			$ 828
Amortization expense	212	235	429	478
2012			741
2013			645
2014			429
2015			243
Purchased Credit Card Relationships [Member]
Estimated future amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
2011			294
Amortization expense	77	97	157	194
2012			254
2013			213
2014			110
2015			24
Other credit card- related intangibles [Member]
Estimated future amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
2011			107
Amortization expense	27	26	53	52
2012			110
2013			107
2014			105
2015			98
Core Deposit Intangibles [Member]
Estimated future amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
2011			284
Amortization expense	72	83	144	166
2012			240
2013			195
2014			100
2015			25
Other intangibles [Member]
Estimated future amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
2011			143
Amortization expense	36	29	75	66
2012			137
2013			130
2014			114
2015			$ 96

Deposits (Details) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
U.S. offices:
Noninterest-bearing	$ 287,654	$ 228,555
Demand	34,889	33,368
Savings	350,216	334,632
Time (included $3,555 and $2,733 at fair value)	84,513	87,237
Total interest-bearing deposits	469,618	455,237
Total deposits in U.S. offices	757,272	683,792
Non-U.S. offices:
Noninterest-bearing	13,422	10,917
Demand	204,351	174,417
Savings	721	607
Time (included $1,233 and $1,636 at fair value)	72,919	60,636
Total interest-bearing deposits	277,991	235,660
Total deposits in non-U.S. offices	291,413	246,577
Total deposits	1,048,685	930,369
Fair value
U.S. offices:
Time (included $3,555 and $2,733 at fair value)	3,555	2,733
Non-U.S. offices:
Time (included $1,233 and $1,636 at fair value)	$ 1,233	$ 1,636

Other Borrowed Funds (Details) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Other Borrowed Funds [Abstract]
Advances from Federal Home Loan Banks	$ 500,000,000	$ 2,250,000,000
Other	29,708,000,000	32,075,000,000
Total other borrowed funds	30,208,000,000	34,325,000,000
Other Borrowed Funds (Numeric) [Abstract]
Advances from Federal Home Loan Banks reclassified to long-term debt		23,000,000,000
Collateral used to secure Other Borrowed Funds	9,600,000,000	15,000,000,000
Federal Home Loan Bank Advances And Other Short Term Borrowings	30,208,000,000	34,325,000,000
Fair Value, Measurements, Recurring [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
Other Borrowed Funds (Numeric) [Abstract]
Federal Home Loan Bank Advances And Other Short Term Borrowings	11,701,000,000	9,931,000,000
Secured Debt [Member]
Other Borrowed Funds [Abstract]
Other	$ 9,500,000,000	$ 14,800,000,000

Earnings Per Share (Details) (USD $) In Millions, except Per Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Basic earnings per share
Net income	$ 5,431	$ 4,795	$ 10,986	$ 8,121
Less: Preferred stock dividends	158	163	315	325
Net income applicable to common equity	5,273	4,632	10,671	7,796
Less: Dividends and undistributed earnings allocated to participating securities	206	269	468	461
Net income applicable to common stockholders	5,067	4,363	10,203	7,335
Total weighted-average basic shares outstanding	3,958.4	3,983.5	3,970	3,977
Net income per share	$ 1.28	$ 1.1	$ 2.57	$ 1.84
Diluted earnings per share
Net income applicable to common stockholders	$ 5,067	$ 4,363	$ 10,203	$ 7,335
Total weighted-average basic shares outstanding	3,958.4	3,983.5	3,970	3,977
Add: Employee stock options, SARs and warrants	24.8	22.1	28.6	23.2
Total weighted-average diluted shares outstanding	3,983.2	4,005.6	3,998.6	4,000.2
Net income per share	$ 1.27	$ 1.09	$ 2.55	$ 1.83
Earnings per share (Numeric) [Abstract]
Antidilutive options and warrants excluded from the computation of diluted EPS	53	224	69	232

Accumulated Other Comprehensive Income/(Loss) (Details) (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Accumulated other comprehensive income/(loss) [Abstract]
Beginning Balance	$ 1,001
Cumulative effect of change in accounting principle	182,879	171,120
Net change	637	2,624
Ending Balance	1,638
Accumulated other comprehensive income/(loss) (Numeric) [Abstract]
After-tax unrealized losses not related to credit on debt securities	(62)	(126)	(81)	(226)
After-tax gains/(losses) on foreign currency translation	498	(489)
After-tax gains/(losses) on hedges	(471)	464
After-tax gains/(losses) recognized in income on cash flow hedges	112	6
After-tax gains/(losses) representing the net change in derivative cash flow hedges fair value	(99)	171
Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member] | Unrealized gains/(losses) on AFS securities [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Cumulative effect of change in accounting principle		(129)
Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member] | Translation adjustments, net of hedges [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Cumulative effect of change in accounting principle		0
Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member] | Cash flow hedges [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Cumulative effect of change in accounting principle		0
Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member] | Net loss and prior service costs/(credit) of defined benefit pension and OPEB plans [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Cumulative effect of change in accounting principle		0
Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member] | Accumulated other comprehensive income/(loss) [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Cumulative effect of change in accounting principle	0	(129)
Accumulated other comprehensive income/(loss) [Member] | Variable Interest Entity, Primary Beneficiary | Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Cumulative effect of change in accounting principle		129
Accumulated other comprehensive income/(loss) [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Beginning Balance	1,001	(91)
Cumulative effect of change in accounting principle	1,638	2,404	1,001	(91)
Net change	637	2,624
Ending Balance	1,638	2,404
Unrealized gains/(losses) on AFS securities [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Beginning Balance	2,498	2,032
Net change	770	2,339
Ending Balance	3,268	4,242
Translation adjustments, net of hedges [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Beginning Balance	253	(16)
Net change	27	(25)
Ending Balance	280	(41)
Cash flow hedges [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Beginning Balance	206	181
Net change	(211)	165
Ending Balance	(5)	346
Net loss and prior service costs/(credit) of defined benefit pension and OPEB plans [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Beginning Balance	(1,956)	(2,288)
Net change	51	145
Ending Balance	$ (1,905)	$ (2,143)

Off-Balance Sheet Lending-Related Financial Instruments, Guarantees and Other Commitments (Details) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	$ 965,963	$ 958,709	$ 944,493
Carrying value	998	1,077
Carrying value	626	717	912	939
Other Unfunded Commitments to Extend Credit
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	210,023	199,859
Carrying value	304	364
Other Guarantees and Commitments
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Contractual amount	6,177	6,492
Carrying value	(6)	(6)
Securities Lending Indemnifications [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Contractual amount	205,411	181,717
Derivative Qualifying as Guarantees [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Contractual amount	84,089	87,768
Carrying value	321	294
Unsettled Reverse Repurchase and Securities Borrowing Agreements [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Contractual amount	59,570	39,927
Carrying value	0	0
Consumer Loan [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	600,274	612,630
Carrying value	6	6
Credit Card
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	535,625	547,227
Carrying value	0	0
Consumer Loan Excluding Credit Card
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	64,649	65,403
Carrying value	6	6
Home Equity - Senior Lien [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	17,265	17,662
Carrying value	0	0
Home Equity - Junior Lien [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	28,586	30,948
Carrying value	0	0
Prime Mortgage [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	1,117	1,266
Carrying value	0	0
Subprime Mortgage [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	0	0
Carrying value	0	0
Automobile Loans [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	6,795	5,246
Carrying value	1	2
Business Banking [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	10,046	9,702
Carrying value	5	4
Student and Other [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	840	579
Carrying value	0	0
Wholesale
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	365,689	346,079
Carrying value	992	1,071
Standby Letters of Credit, and Other Financial Guarantees [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	97,050	94,837
Carrying value	686	705
Carrying value	314	345
Other letters of credit
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	5,768	6,663
Carrying value	2	2
Carrying value	2	2
Unused Advised Lines of Credit [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	52,848	44,720
Carrying value	0	0
Repurchase Liability [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Carrying value	3,631	3,285
Loans Sold With Recourse [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Contractual amount	10,624	10,982
Carrying value	$ 141	$ 153

Off-Balance Sheet Lending-Related Financial Instruments, Guarantees and Other Commitments - Standby and Other Letters of Credit and Other Financial Guarantees (Details 1) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009
Standby letters of credit and other financial guarantees and other letters of credit [Abstract]
Total lending related commitments	$ 965,963	$ 958,709	$ 944,493
Allowance for lending-related commitments	626	717	912	939
Wholesale
Standby letters of credit and other financial guarantees and other letters of credit [Abstract]
Total lending related commitments	365,689	346,079
Standby Letters of Credit, and Other Financial Guarantees [Member]
Standby letters of credit and other financial guarantees and other letters of credit [Abstract]
Investment-grade	74,222	70,236
Noninvestment-grade	22,828	24,601
Total lending related commitments	97,050	94,837
Allowance for lending-related commitments	314	345
Commitments with collateral	39,335	37,815
Other letters of credit
Standby letters of credit and other financial guarantees and other letters of credit [Abstract]
Investment-grade	4,399	5,289
Noninvestment-grade	1,369	1,374
Total lending related commitments	5,768	6,663
Allowance for lending-related commitments	2	2
Commitments with collateral, other letters of credit	$ 1,748	$ 2,127

Off-Balance Sheet Lending-Related Financial Instruments, Guarantees and Other Commitments - Changes in Repurchase Liability (Details 2) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009	Jun. 30, 2011 Repurchase Liability [Member]	Jun. 30, 2010 Repurchase Liability [Member]	Jun. 30, 2011 Repurchase Liability [Member]	Jun. 30, 2010 Repurchase Liability [Member]	Jun. 30, 2011 Repurchase Make-Whole Settlements [Member]	Jun. 30, 2010 Repurchase Make-Whole Settlements [Member]	Jun. 30, 2011 Repurchase Make-Whole Settlements [Member]	Jun. 30, 2010 Repurchase Make-Whole Settlements [Member]
Summary of changes in repurchase liability
Allowance for lending-related commitments at January 1	$ 626	$ 717	$ 912	$ 939	$ 3,474	$ 1,982	$ 3,285	$ 1,705
Realized losses					(241)	(317)	(472)	(563)	(126)	(150)	(241)	(255)
Provision for repurchase losses					398	667	818	1,190
Allowance for lending-related commitments at March 31	$ 626	$ 717	$ 912	$ 939	$ 3,631	$ 2,332	$ 3,631	$ 2,332

Off-Balance Sheet Lending-Related Financial Instruments, Guarantees and Other Commitments - Supplemental Information (Details Textuals) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Unissued standly letters of credit commitments	$ 41,900,000,000	$ 41,600,000,000
Unfunded commitments to third-party private equity funds	876,000,000	1,000,000,000
Unfunded commitments for other equity investments	1,500,000,000	1,400,000,000
Investments that are generally fair valued at net asset value	815,000,000	1,000,000,000
Commitments related to leveraged and acquisition finance activities	7,100,000,000	5,900,000,000
Notional amount on stable value contracts	26,200,000,000	25,900,000,000
Maximum exposure to loss on derivatives	2,800,000,000	2,700,000,000
Unsettled reverse repurchase and securities borrowing agreements with regular way settlement periods	14,000,000,000	14,400,000,000
Unsettled forward starting reverse repurchase and securities borrowing agreements	45,600,000,000	25,500,000,000
Allowance for lending-related commitments	626,000,000	717,000,000	912,000,000	939,000,000
Percentage of decline in home prices assumption	45.00%
Percentage of decline in home prices assumption beyond the Firm's current assumptions	11.00%
Standby Letters of Credit, and Other Financial Guarantees [Member] | Other Unfunded Commitments to Extend Credit
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Credit enhancements and bond and commercial paper liquidity commitments	46,400,000,000	43,400,000,000
Other Guarantees and Commitments | Letters of Credit Hedged By Derivative Transactions
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Contractual amount	3,800,000,000	3,800,000,000
Other Unfunded Commitments to Extend Credit
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Contractual amount net of risk participations for other unfunded commitments to extend credit	608,000,000	542,000,000
Securities Lending Indemnifications [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Collateral held in support of securities lending indemnification agreements	207,900,000,000	185,000,000,000
Contractual amount	205,411,000,000	181,717,000,000
Derivative Qualifying as Guarantees [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Derivatives qualifying as guarantees payables	420,000,000	390,000,000
Derivatives qualifying as guarantees receivables	99,000,000	96,000,000
Notional value of the derivatives deemed to be guarantees	84,100,000,000	87,800,000,000
Contractual amount	84,089,000,000	87,768,000,000
Other Guarantees and Commitments
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Contractual amount	6,177,000,000	6,492,000,000
Standby Letters of Credit, and Other Financial Guarantees [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Contractual amount net of risk participations for standby letters of credit and other financial guarantees	22,300,000,000	22,400,000,000
Collateral held relating to standby letters of credit	39,335,000,000	37,815,000,000
Allowance for lending-related commitments	314,000,000	345,000,000
Other letters of credit
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Contractual amount net of risk participations for other letters of credit	1,400,000,000	1,100,000,000
Collateral held relating to other letters of credit	1,748,000,000	2,127,000,000
Allowance for lending-related commitments	2,000,000	2,000,000
Standby and Other Letters of Credit [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Standby and other letters of credit carrying values	688,000,000	707,000,000
Standby and other letters of credit allowance for lending-related commitments	316,000,000	347,000,000
Standby and other letters of credit fair value of the guarantee liability	372,000,000	360,000,000
Loans Sold With Recourse [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Unpaid principal balance of loans sold with recourse	10,600,000,000	11,000,000,000
Carrying value	141,000,000	153,000,000
Allowance for lending-related commitments	141,000,000	153,000,000
Contractual amount	10,624,000,000	10,982,000,000
Minimum [Member] | Mortgage Repurchase Liability [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Loss Contingency Range of Possible Loss Portion, Minimum	0
Maximum [Member] | Mortgage Repurchase Liability [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Loss Contingency Range of Possible Loss Portion, Minimum	2,200,000,000
Mortgage Repurchase Liability [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Allowance for lending-related commitments	$ 3,631,000,000	$ 3,285,000,000

Pledged Assets and Collateral (Details) (USD $) In Billions	Jun. 30, 2011	Dec. 31, 2010
Pledged Assets and Collateral (Numeric) [Abstract]
Financial instruments pledged by the Firm that may not be sold or repledged by the secured parties	$ 281.4	$ 288.7
Assets accepted by the Firm as collateral that it could sell or repledge, deliver or otherwise use at fair value	705.2	655
Assets accepted by the Firm as collateral that the Firm has sold or repledged	$ 509.3	$ 521.3

Litigation (Details) (USD $) Share data in Millions, except Per Share data	Jun. 30, 2011 Minimum [Member] Pending or Threatened Litigation [Member]	Jun. 30, 2011 Maximum [Member] Pending or Threatened Litigation [Member]	Jun. 30, 2011 Pending or Threatened Litigation [Member]	Jun. 30, 2010 Pending or Threatened Litigation [Member]	Jun. 30, 2011 Pending or Threatened Litigation [Member]	Jun. 30, 2010 Pending or Threatened Litigation [Member]	Jun. 30, 2011 Minimum [Member] Auction-Rate Securities Investigations and Litigation [Member]	Jun. 30, 2011 Auction-Rate Securities Investigations and Litigation [Member]	Jun. 30, 2011 Minimum [Member] Bear Stearns Hedge Fund Matters [Member] Plaintiff, Bank of America [Member]	May 31, 2007 Bear Stearns Hedge Fund Matters [Member] Plaintiff, Bank of America [Member]	Jun. 30, 2011 Minimum [Member] Bear Stearns Hedge Fund Matters, related to the feeder funds [Member]	Jun. 30, 2011 Maximum [Member] Bear Stearns Hedge Fund Matters, related to the feeder funds [Member]	Mar. 14, 2008 Minimum [Member] Bear Stearns Shareholder Litigation and Related Matters [Member]	Mar. 14, 2008 Maximum [Member] Bear Stearns Shareholder Litigation and Related Matters [Member]	Dec. 31, 2009 Interchange Litigation [Member]	Jun. 30, 2011 Minimum [Member] Investment Management Litigation [Member]	Jun. 30, 2011 Minimum [Member] Lehman Brothers Bankruptcy Proceedings [Member]	Jun. 30, 2011 Minimum [Member] Lehman Brothers Bankruptcy Proceedings [Member] Plaintiff, Lehman Brothers-related, SIPA Trustee	Jun. 30, 2011 Lehman Brothers Bankruptcy Proceedings [Member]	Jun. 30, 2011 Madoff Litigation [Member] Plaintiff, Madoff Litigation-related, liqudation trustee [Member]	Jun. 30, 2011 Madoff Litigation, related to Fairfield [Member]	Jun. 30, 2011 Minimum [Member] Mortgage-Backed Securities Litigation and Regulatory Investigations [Member]	Jun. 30, 2011 Mortgage-Backed Securities Litigation and Regulatory Investigations [Member]	Jun. 30, 2011 Minimum [Member] Municipal Derivatives Investigations and Litigation [Member]	Jun. 30, 2011 Minimum [Member] Municipal Derivatives Investigations and Litigation [Member] Plaintiff, Municipal Derivatives-related, one insurer [Member]	Jun. 30, 2011 Minimum [Member] Municipal Derivatives Investigations and Litigation [Member] Plaintiff, Municipal Derivatives-related, the other insurer [Member]	Jun. 30, 2011 Maximum [Member] Municipal Derivatives Investigations and Litigation [Member]	Jun. 30, 2011 Maximum [Member] Municipal Derivatives Investigations and Litigation [Member] Plaintiff, Municipal Derivatives-related, one insurer [Member]	Jun. 30, 2010 Municipal Derivatives Investigations and Litigation [Member] Plaintiff, Municipal Derivatives-related, the other insurer [Member]	Jun. 30, 2011 Municipal Derivatives Investigations and Litigation [Member] Plaintiff, U.S. Department of Justice [Member]	Jun. 30, 2011 Petters Bankruptcy and Related Matters [Member]	Jun. 30, 2011 Securities Lending Litigation, related to medium-term notes of Sigma Finance [Member]	Jun. 30, 2011 Securities Lending Litigation, related to medium-term notes of Lehman Brothers [Member]	Jun. 30, 2011 Service Members Civil Relief Act and Housing and Economic Recovery Act Investigations and Litigation [Member]	Jun. 30, 2011 Minimum [Member] Washington Mutual Litigations [Member] Plaintiff, Deutsche Bank National Trust Company [Member]	Jun. 30, 2011 Maximum [Member] Washington Mutual Litigations [Member] Plaintiff, Deutsche Bank National Trust Company [Member]	Jun. 30, 2011 Washington Mutual Litigations, in connection with disputed trust securities [Member]	Jun. 30, 2011 Washington Mutual Litigations, in connection with disputed deposit accounts [Member]
Loss Contingency, Estimate [Abstract]
Loss Contingency, Range of Possible Loss, Portion Not Accrued	$ 0	$ 5,100,000,000
Litigation expense (benefit)			1,900,000,000	792,000,000	3,000,000,000	3,700,000,000
Loss Contingency, Information about Litigation Matters [Abstract]
Loss Contingency, Damages Sought, Value							200,000,000		3,000,000,000		1,000,000,000					1,000,000,000				19,000,000,000					400,000,000										6,000,000,000	10,000,000,000	4,000,000,000	4,000,000,000
Loss Contingency, Damages Sought, Recoveries, Value																			8,600,000,000	425,000,000	140,000,000								4,000,000		450,000,000
Loss Contingency, Damages Sought, Counterclaims, Value																	25,000,000,000
Loss Contingency, Information about related Resources or Markets [Abstract]
Loss Contingency, Insured Aggregate Principal Amount related to, Value																										378,000,000		1,200,000,000
Loss Contingency, Interchange Fees Industry-Wide related to, Value															40,000,000,000
Loss Contingency, Investments in Medium-Term Notes related to, Value																																500,000,000	500,000,000
Loss Contingency, Mortgage-Backed Securities Offerings related to, Value																							3,600,000,000
Loss Contingency, Municipal Derivatives, Annual Market related to, Value																								100,000,000,000			300,000,000,000
Loss Contingency, Securities Issued by Securitization Trusts related to, Value																						160,000,000,000
Loss Contingency, Securitization related to, Value										4,000,000,000
Loss Contingency, Shares related to, Outstanding													115	120
Loss Contingency, Shares related to, Price per Share													$ 30	$ 172.61
Loss Contingency, Warrants Issued related to, Value																								3,000,000,000
Loss Contingency, Settlement [Abstract]
Litigation Settlement, Gross								$ 25,000,000				$ 19,000,000						$ 800,000,000												$ 211,000,000				$ 27,000,000

Business Segments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Segment results and reconciliation
Noninterest revenue	$ 14,943	$ 12,414	$ 28,259	$ 26,375
Provision for credit losses	1,810	3,363	2,979	10,373
Credit allocation income/(expense)	0	0	0	0
Noninterest expense	16,842	14,631	32,837	30,755
Income before income tax expense	8,127	7,107	16,184	11,644
Income tax expense/(benefit)	2,696	2,312	5,198	3,523
Average common equity	174,077	159,069	171,759	157,590
Average assets	2,192,543	2,043,647	2,148,741	2,041,177
Return on average common equity	12.00%	12.00%	13.00%	10.00%
Overhead ratio	63.00%	58.00%	63.00%	58.00%
Net interest income	11,836	12,687	23,741	26,397
Total net revenue	26,779	25,101	52,000	52,772
Net income	5,431	4,795	10,986	8,121
Segment Managed Results Tax Equivalent Adjustment
Noninterest revenue	510	416	961	827
Net interest income	121	96	240	186
Income tax expense	631	512	1,201	1,013
Investment Bank
Segment results and reconciliation
Noninterest revenue	5,233	4,432	11,409	10,623
Net interest income	2,081	1,900	4,138	4,028
Total net revenue	7,314	6,332	15,547	14,651
Provision for credit losses	(183)	(325)	(612)	(787)
Credit allocation income/(expense)	0	0	0	0
Noninterest expense	4,332	4,522	9,348	9,360
Income before income tax expense	3,165	2,135	6,811	6,078
Income tax expense/(benefit)	1,108	754	2,384	2,226
Net income/(loss)	2,057	1,381	4,427	3,852
Average common equity	40,000	40,000	40,000	40,000
Average assets	841,355	710,005	828,662	693,157
Return on average common equity	21.00%	14.00%	22.00%	19.00%
Overhead ratio	59.00%	71.00%	60.00%	64.00%
Retail Financial Services
Segment results and reconciliation
Noninterest revenue	3,115	2,727	4,495	5,250
Net interest income	4,027	4,237	8,113	8,684
Total net revenue	7,142	6,964	12,608	13,934
Provision for credit losses	994	1,545	2,193	5,104
Credit allocation income/(expense)	0	0	0	0
Noninterest expense	5,271	3,945	10,171	7,842
Income before income tax expense	877	1,474	244	988
Income tax expense/(benefit)	494	625	260	435
Net income/(loss)	383	849	(16)	553
Average common equity	25,000	24,600	25,000	24,600
Average assets	287,235	314,020	292,557	319,906
Return on average common equity	6.00%	14.00%	0.00%	5.00%
Overhead ratio	74.00%	57.00%	81.00%	56.00%
Card Services and Auto
Segment results and reconciliation
Noninterest revenue	1,306	1,126	2,353	2,113
Net interest income	3,455	3,936	7,199	8,202
Total net revenue	4,761	5,062	9,552	10,315
Provision for credit losses	944	2,391	1,297	6,077
Credit allocation income/(expense)	0	0	0	0
Noninterest expense	1,988	1,772	3,905	3,519
Income before income tax expense	1,829	899	4,350	719
Income tax expense/(benefit)	719	363	1,706	321
Net income/(loss)	1,110	536	2,644	398
Average common equity	16,000	18,400	16,000	18,400
Average assets	198,044	214,702	201,225	219,812
Return on average common equity	28.00%	12.00%	33.00%	4.00%
Overhead ratio	42.00%	35.00%	41.00%	34.00%
Commercial Banking
Segment results and reconciliation
Noninterest revenue	598	546	1,100	1,046
Net interest income	1,029	940	2,043	1,856
Total net revenue	1,627	1,486	3,143	2,902
Provision for credit losses	54	(235)	101	(21)
Credit allocation income/(expense)	0	0	0	0
Noninterest expense	563	542	1,126	1,081
Income before income tax expense	1,010	1,179	1,916	1,842
Income tax expense/(benefit)	403	486	763	759
Net income/(loss)	607	693	1,153	1,083
Average common equity	8,000	8,000	8,000	8,000
Average assets	143,560	133,309	141,989	133,162
Return on average common equity	30.00%	35.00%	29.00%	27.00%
Overhead ratio	35.00%	36.00%	36.00%	37.00%
Treasury & Securities Services
Segment results and reconciliation
Noninterest revenue	1,183	1,227	2,320	2,373
Net interest income	749	654	1,452	1,264
Total net revenue	1,932	1,881	3,772	3,637
Provision for credit losses	(2)	(16)	2	(55)
Credit allocation income/(expense)	32	(30)	59	(60)
Noninterest expense	1,453	1,399	2,830	2,724
Income before income tax expense	513	468	999	908
Income tax expense/(benefit)	180	176	350	337
Net income/(loss)	333	292	649	571
Average common equity	7,000	6,500	7,000	6,500
Average assets	52,688	42,868	50,294	40,583
Return on average common equity	19.00%	18.00%	19.00%	18.00%
Overhead ratio	75.00%	74.00%	75.00%	75.00%
Asset Management [Member]
Segment results and reconciliation
Noninterest revenue	2,139	1,699	4,159	3,473
Net interest income	398	369	784	726
Total net revenue	2,537	2,068	4,943	4,199
Provision for credit losses	12	5	17	40
Credit allocation income/(expense)	0	0	0	0
Noninterest expense	1,794	1,405	3,454	2,847
Income before income tax expense	731	658	1,472	1,312
Income tax expense/(benefit)	292	267	567	529
Net income/(loss)	439	391	905	783
Average common equity	6,500	6,500	6,500	6,500
Average assets	74,206	63,426	71,577	62,978
Return on average common equity	27.00%	24.00%	28.00%	24.00%
Overhead ratio	71.00%	68.00%	70.00%	68.00%
Corporate/Private Equity
Segment results and reconciliation
Noninterest revenue	1,847	1,103	3,325	2,384
Net interest income	218	747	252	1,823
Total net revenue	2,065	1,850	3,577	4,207
Provision for credit losses	(9)	(2)	(19)	15
Credit allocation income/(expense)	0	0	0	0
Noninterest expense	1,441	1,046	2,003	3,382
Income before income tax expense	633	806	1,593	810
Income tax expense/(benefit)	131	153	369	(71)
Net income/(loss)	502	653	1,224	881
Average common equity	71,577	55,069	69,259	53,590
Average assets	595,455	565,317	562,437	571,579
Return on average common equity	0.00%	0.00%	0.00%	0.00%
Overhead ratio	0.00%	0.00%	0.00%	0.00%
Reconciling Items [Member]
Segment results and reconciliation
Noninterest revenue	(478)	(446)	(902)	(887)
Net interest income	(121)	(96)	(240)	(186)
Total net revenue	(599)	(542)	(1,142)	(1,073)
Provision for credit losses	0	0	0	0
Credit allocation income/(expense)	(32)	30	(59)	60
Noninterest expense	0	0	0	0
Income before income tax expense	(631)	(512)	(1,201)	(1,013)
Income tax expense/(benefit)	(631)	(512)	(1,201)	(1,013)
Net income/(loss)	0	0	0	0
Average common equity	$ 0	$ 0	$ 0	$ 0
Return on average common equity	0.00%	0.00%	0.00%	0.00%
Overhead ratio	0.00%	0.00%	0.00%	0.00%